UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          February 28, 2010

Date of reporting period:         February 28, 2010


ITEM 1.  REPORT TO SHAREHOLDERS
===============================


                   64 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CORPORATE BONDS & NOTES: 22.61%
AEROSPACE, DEFENSE: 0.27%
$     500,000  BOEING CAPITAL CORPORATION                                                  4.70%       10/27/2019   $       503,320
      500,000  BOEING COMPANY                                                              1.88        11/20/2012           504,765
      140,000  BOEING COMPANY                                                              4.88        02/15/2020           143,380
    1,000,000  BOEING COMPANY                                                              5.00        03/15/2014         1,091,726
       30,000  BOEING COMPANY                                                              5.88        02/15/2040            31,057
      180,000  BOEING COMPANY                                                              6.13        02/15/2033           190,913
      300,000  BOEING COMPANY                                                              6.88        03/15/2039           353,340
      100,000  GOODRICH CORPORATION                                                        4.88        03/01/2020           101,438
       75,000  GOODRICH CORPORATION                                                        7.63        12/15/2012            85,729
      500,000  L-3 COMMUNICATIONS CORPORATION++                                            5.20        10/15/2019           507,800
      100,000  LOCKHEED MARTIN CORPORATION                                                 4.12        03/14/2013           106,302
      500,000  LOCKHEED MARTIN CORPORATION                                                 4.25        11/15/2019           489,242
      120,000  LOCKHEED MARTIN CORPORATION                                                 8.50        12/01/2029           158,979
      350,000  LOCKHEED MARTIN CORPORATION SERIES B                                        6.15        09/01/2036           374,900
       90,000  NORTHROP GRUMMAN CORPORATION                                                3.70        08/01/2014            92,878
       85,000  NORTHROP GRUMMAN CORPORATION                                                5.05        08/01/2019            88,025
      520,000  NORTHROP GRUMMAN CORPORATION                                                7.75        02/15/2031           647,320
      600,000  RAYTHEON COMPANY                                                            4.40        02/15/2020           602,750
      120,000  RAYTHEON COMPANY                                                            7.20        08/15/2027           143,007
                                                                                                                          6,216,871
                                                                                                                    ---------------
AGRICULTURE: 0.11%
    1,000,000  ALTRIA GROUP INCORPORATED                                                   9.25        08/06/2019         1,238,655
      500,000  ARCHER-DANIELS-MIDLAND COMPANY                                              5.94        10/01/2032           519,327
      150,000  BUNGE LIMITED FINANCE CORPORATION                                           5.10        07/15/2015           155,231
      500,000  BUNGE LIMITED FINANCE CORPORATION                                           8.50        06/15/2019           582,525
                                                                                                                          2,495,738
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES: 0.03%
       65,000  KOHL'S CORPORATION                                                          6.00        01/15/2033            65,805
      500,000  NORDSTROM INCORPORATED                                                      6.25        01/15/2018           551,511
       60,000  NORDSTROM INCORPORATED                                                      6.75        06/01/2014            67,929
                                                                                                                            685,245
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.00%
      100,000  VF CORPORATION                                                              5.95        11/01/2017           111,078
                                                                                                                    ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.02%
      150,000  AUTOZONE INCORPORATED                                                       5.75        01/15/2015           162,600
      100,000  AUTOZONE INCORPORATED                                                       6.50        01/15/2014           111,621
      250,000  JOHNSON CONTROLS INCORPORATED                                               5.50        01/15/2016           264,390
                                                                                                                            538,611
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.00%
      100,000  RYDER SYSTEM INCORPORATED SERIES MTN                                        5.85        03/01/2014           107,301
                                                                                                                    ---------------
BEVERAGES: 0.51%
      180,000  ANHEUSER-BUSCH COMPANIES INCORPORATED                                       4.38        01/15/2013           189,859
      200,000  ANHEUSER-BUSCH COMPANIES INCORPORATED                                       5.50        01/15/2018           213,538
       50,000  ANHEUSER-BUSCH COMPANIES INCORPORATED                                       5.60        03/01/2017            52,794
      250,000  ANHEUSER-BUSCH COMPANIES INCORPORATED                                       5.75        04/01/2036           245,679
    1,100,000  ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED                                 3.00        10/15/2012         1,130,307

                   Wells Fargo Advantage Master Portfolios 65


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
BEVERAGES (continued)
$     625,000  ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED                                 4.13%       01/15/2015   $       643,934
      900,000  ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED                                 5.38        01/15/2020           945,091
      400,000  ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED                                 6.38        01/15/2040           432,900
      100,000  BOTTLING GROUP LLC                                                          4.63        11/15/2012           108,064
      750,000  BOTTLING GROUP LLC                                                          6.95        03/15/2014           874,462
      150,000  COCA-COLA COMPANY                                                           4.88        03/15/2019           157,890
      750,000  COCA-COLA COMPANY                                                           5.35        11/15/2017           825,853
      500,000  COCA-COLA ENTERPRISES INCORPORATED                                          4.50        08/15/2019           510,026
      100,000  COCA-COLA ENTERPRISES INCORPORATED                                          5.00        08/15/2013           109,591
      180,000  COCA-COLA ENTERPRISES INCORPORATED                                          6.75        09/15/2028           207,541
      500,000  COCA-COLA ENTERPRISES INCORPORATED                                          7.38        03/03/2014           588,274
      120,000  COCA-COLA ENTERPRISES INCORPORATED                                          8.50        02/01/2022           157,472
      100,000  DIAGEO FINANCE BV                                                           3.25        01/15/2015           100,960
      500,000  DR PEPPER SNAPPLE GROUP INCORPORATED                                        2.35        12/21/2012           503,791
      650,000  DR PEPPER SNAPPLE GROUP INCORPORATED                                        6.82        05/01/2018           740,569
      100,000  DR PEPPER SNAPPLE GROUP INCORPORATED                                        7.45        05/01/2038           118,349
      100,000  PEPSI BOTTLING GROUP INCORPORATED SERIES B                                  7.00        03/01/2029           117,411
      500,000  PEPSIAMERICAS INCORPORATED                                                  4.38        02/15/2014           532,343
      200,000  PEPSICO INCORPORATED                                                        3.10        01/15/2015           203,255
    1,000,000  PEPSICO INCORPORATED                                                        3.75        03/01/2014         1,047,625
      200,000  PEPSICO INCORPORATED                                                        4.50        01/15/2020           203,217
      750,000  PEPSICO INCORPORATED                                                        5.00        06/01/2018           795,725
      100,000  PEPSICO INCORPORATED                                                        5.50        01/15/2040           101,485
                                                                                                                         11,858,005
                                                                                                                    ---------------
BIOTECHNOLOGY: 0.10%
    1,000,000  AMGEN INCORPORATED                                                          5.70        02/01/2019         1,085,722
      500,000  BIOGEN IDEC INCORPORATED                                                    6.88        03/01/2018           546,015
      300,000  LIFE TECHNOLOGIES CORPORATION                                               4.40        03/01/2015           304,737
      500,000  LIFE TECHNOLOGIES CORPORATION                                               6.00        03/01/2020           517,560
                                                                                                                          2,454,034
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.01%
       65,000  MDC HOLDINGS INCORPORATED                                                   5.38        07/01/2015            65,942
       65,000  TOLL BROTHERS FINANCE CORPORATION                                           5.15        05/15/2015            62,387
                                                                                                                            128,329
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.17%
      150,000  BROWN-FORMAN CORPORATION                                                    5.20        04/01/2012           161,530
      180,000  CRH AMERICA INCORPORATED                                                    5.30        10/15/2013           191,845
      100,000  CRH AMERICA INCORPORATED                                                    5.63        09/30/2011           105,315
       50,000  CRH AMERICA INCORPORATED                                                    6.00        09/30/2016            53,314
      200,000  CRH AMERICA INCORPORATED                                                    8.13        07/15/2018           236,429
      100,000  HOME DEPOT INCORPORATED                                                     5.20        03/01/2011           103,938
      550,000  HOME DEPOT INCORPORATED                                                     5.25        12/16/2013           596,907
      680,000  HOME DEPOT INCORPORATED                                                     5.40        03/01/2016           729,407
      750,000  HOME DEPOT INCORPORATED                                                     5.88        12/16/2036           734,567
      400,000  LOWE'S COMPANIES INCORPORATED                                               5.00        10/15/2015           444,654
       75,000  LOWE'S COMPANIES INCORPORATED                                               6.50        03/15/2029            83,680
      350,000  LOWE'S COMPANIES INCORPORATED                                               6.65        09/15/2037           396,974
      250,000  SHERWIN-WILLIAMS COMPANY                                                    3.13        12/15/2014           252,000
                                                                                                                          4,090,560
                                                                                                                    ---------------

                   66 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
BUSINESS SERVICES: 0.39%
$      50,000  CINTAS CORPORATION #2                                                       6.15%       08/15/2036   $        52,004
      500,000  COMPUTER SCIENCES CORPORATION                                               5.50        03/15/2013           542,124
       75,000  COMPUTER SCIENCES CORPORATION                                               7.38        06/15/2011            80,732
      150,000  COMPUTER SCIENCES CORPORATION SERIES WI                                     6.50        03/15/2018           167,252
      180,000  ELECTRONIC DATA SYSTEMS CORPORATION SERIES B                                6.00        08/01/2013           201,827
      600,000  FISERV INCORPORATED                                                         6.13        11/20/2012           658,853
      100,000  FISERV INCORPORATED                                                         6.80        11/20/2017           113,117
      250,000  INTERNATIONAL BUSINESS MACHINES CORPORATION                                 2.10        05/06/2013           252,342
      200,000  INTERNATIONAL BUSINESS MACHINES CORPORATION                                 4.75        11/29/2012           218,028
      550,000  INTERNATIONAL BUSINESS MACHINES CORPORATION                                 5.60        11/30/2039           566,972
      500,000  INTERNATIONAL BUSINESS MACHINES CORPORATION                                 5.70        09/14/2017           556,835
      250,000  INTERNATIONAL BUSINESS MACHINES CORPORATION                                 5.88        11/29/2032           266,099
    1,000,000  INTERNATIONAL BUSINESS MACHINES CORPORATION                                 7.63        10/15/2018         1,238,058
      690,000  MICROSOFT CORPORATION                                                       2.95        06/01/2014           706,897
      175,000  MICROSOFT CORPORATION                                                       4.20        06/01/2019           178,488
      110,000  MICROSOFT CORPORATION                                                       5.20        06/01/2039           110,651
      200,000  OMNICOM GROUP INCORPORATED                                                  6.25        07/15/2019           216,789
      500,000  ORACLE CORPORATION                                                          3.75        07/08/2014           523,899
      500,000  ORACLE CORPORATION                                                          4.95        04/15/2013           547,901
      300,000  ORACLE CORPORATION                                                          5.00        07/08/2019           314,359
      350,000  ORACLE CORPORATION                                                          5.25        01/15/2016           388,566
      750,000  ORACLE CORPORATION                                                          5.75        04/15/2018           825,428
      200,000  ORACLE CORPORATION                                                          6.13        07/08/2039           212,623
      250,000  ORACLE CORPORATION                                                          6.50        04/15/2038           277,842
                                                                                                                          9,217,686
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 1.38%
    1,000,000  ABBOTT LABORATORIES                                                         5.15        11/30/2012         1,096,088
      150,000  ABBOTT LABORATORIES                                                         5.60        05/15/2011           158,232
    1,000,000  ABBOTT LABORATORIES                                                         5.60        11/30/2017         1,108,905
      150,000  ABBOTT LABORATORIES                                                         5.88        05/15/2016           170,105
      300,000  ABBOTT LABORATORIES                                                         6.00        04/01/2039           322,541
      150,000  AIR PRODUCTS & CHEMICALS INCORPORATED                                       4.38        08/21/2019           149,251
      100,000  AMGEN INCORPORATED                                                          6.38        06/01/2037           110,306
      250,000  AMGEN INCORPORATED                                                          6.40        02/01/2039           277,308
      750,000  BRISTOL-MYERS SQUIBB COMPANY                                                5.88        11/15/2036           785,813
      100,000  CABOT CORPORATION                                                           5.00        10/01/2016            99,806
      150,000  CLOROX COMPANY                                                              5.00        03/01/2013           162,540
      300,000  CLOROX COMPANY                                                              5.00        01/15/2015           324,568
      100,000  CLOROX COMPANY                                                              5.45        10/15/2012           108,497
       90,000  CLOROX COMPANY                                                              5.95        10/15/2017            99,458
       40,000  COLGATE-PALMOLIVE COMPANY                                                   3.15        08/05/2015            41,177
      100,000  COLGATE-PALMOLIVE COMPANY SERIES MTN                                        5.20        11/07/2016           111,448
      500,000  DOW CHEMICAL COMPANY                                                        4.85        08/15/2012           532,226
      100,000  DOW CHEMICAL COMPANY                                                        6.00        10/01/2012           109,093
      100,000  DOW CHEMICAL COMPANY                                                        7.38        11/01/2029           108,454
      685,000  DOW CHEMICAL COMPANY                                                        7.60        05/15/2014           782,542
    1,155,000  DOW CHEMICAL COMPANY                                                        8.55        05/15/2019         1,396,295
      135,000  DOW CHEMICAL COMPANY                                                        9.40        05/15/2039           179,053
      200,000  E.I. DU PONT DE NEMOURS & COMPANY                                           3.25        01/15/2015           201,869
      750,000  E.I. DU PONT DE NEMOURS & COMPANY                                           4.50        08/15/2019           756,887
      200,000  E.I. DU PONT DE NEMOURS & COMPANY                                           4.63        01/15/2020           202,096
      565,000  E.I. DU PONT DE NEMOURS & COMPANY                                           4.88        04/30/2014           613,243
      200,000  E.I. DU PONT DE NEMOURS & COMPANY                                           5.00        07/15/2013           217,931
       50,000  E.I. DU PONT DE NEMOURS & COMPANY                                           5.25        12/15/2016            54,258

                   Wells Fargo Advantage Master Portfolios 67


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CHEMICALS & ALLIED PRODUCTS (continued)
$      25,000  E.I. DU PONT DE NEMOURS & COMPANY                                           5.60%       12/15/2036   $        25,136
      625,000  E.I. DU PONT DE NEMOURS & COMPANY                                           6.00        07/15/2018           694,788
      200,000  EASTMAN CHEMICAL COMPANY                                                    7.60        02/01/2027           226,122
      800,000  ELI LILLY & COMPANY                                                         4.20        03/06/2014           850,299
      400,000  ELI LILLY & COMPANY                                                         5.50        03/15/2027           412,590
      100,000  ESTEE LAUDER COMPANY INCORPORATED                                           7.75        11/01/2013           117,262
    1,000,000  EXPRESS SCRIPTS INCORPORATED                                                6.25        06/15/2014         1,119,420
      250,000  GLAXOSMITHKLINE CAPITAL INCORPORATED                                        4.38        04/15/2014           266,507
      500,000  GLAXOSMITHKLINE CAPITAL INCORPORATED                                        4.85        05/15/2013           542,857
      500,000  GLAXOSMITHKLINE CAPITAL INCORPORATED                                        5.65        05/15/2018           546,918
      900,000  GLAXOSMITHKLINE CAPITAL INCORPORATED                                        6.38        05/15/2038         1,003,731
       45,000  HOSPIRA INCORPORATED SERIES GMTN                                            6.40        05/15/2015            50,536
      180,000  JOHNSON & JOHNSON                                                           4.95        05/15/2033           175,621
    1,000,000  JOHNSON & JOHNSON                                                           5.15        08/15/2012         1,096,725
      250,000  JOHNSON & JOHNSON                                                           5.55        08/15/2017           279,921
      300,000  JOHNSON & JOHNSON                                                           5.85        07/15/2038           325,913
       65,000  LUBRIZOL CORPORATION                                                        5.50        10/01/2014            70,912
      100,000  MEAD JOHNSON NUTRITION COMPANY++                                            3.50        11/01/2014           100,468
      150,000  MEAD JOHNSON NUTRITION COMPANY++                                            4.90        11/01/2019           151,025
      100,000  MEAD JOHNSON NUTRITION COMPANY++                                            5.90        11/01/2039            99,852
      250,000  MERCK & COMPANY INCORPORATED                                                1.88        06/30/2011           253,215
      250,000  MERCK & COMPANY INCORPORATED                                                5.00        06/30/2019           262,197
      150,000  MERCK & COMPANY INCORPORATED                                                5.75        11/15/2036           156,929
      150,000  MERCK & COMPANY INCORPORATED                                                5.85        06/30/2039           154,683
       65,000  MERCK & COMPANY INCORPORATED                                                5.95        12/01/2028            67,419
    1,000,000  MERCK & COMPANY INCORPORATED                                                6.00        09/15/2017         1,136,413
      250,000  MERCK & COMPANY INCORPORATED                                                6.30        01/01/2026           270,599
      100,000  MONSANTO COMPANY                                                            5.50        08/15/2025           102,506
    1,050,000  PFIZER INCORPORATED                                                         4.45        03/15/2012         1,120,290
      300,000  PFIZER INCORPORATED                                                         4.50        02/15/2014           321,885
      250,000  PFIZER INCORPORATED                                                         5.35        03/15/2015           277,904
    1,300,000  PFIZER INCORPORATED                                                         6.20        03/15/2019         1,466,654
      750,000  PFIZER INCORPORATED                                                         7.20        03/15/2039           921,151
    1,060,000  POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                             3.75        09/30/2015         1,077,974
       55,000  POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                             4.88        03/30/2020            55,137
       50,000  PPG INDUSTRIES INCORPORATED                                                 5.75        03/15/2013            54,504
      100,000  PPG INDUSTRIES INCORPORATED                                                 6.65        03/15/2018           112,310
      100,000  PRAXAIR INCORPORATED                                                        2.13        06/14/2013           100,625
       75,000  PRAXAIR INCORPORATED                                                        5.38        11/01/2016            81,373
      150,000  PRAXAIR INCORPORATED                                                        6.38        04/01/2012           165,360
      150,000  PROCTER & GAMBLE COMPANY                                                    1.38        08/01/2012           150,739
      750,000  PROCTER & GAMBLE COMPANY                                                    3.50        02/15/2015           782,673
      125,000  PROCTER & GAMBLE COMPANY                                                    4.60        01/15/2014           135,154
      500,000  PROCTER & GAMBLE COMPANY                                                    4.70        02/15/2019           518,870
      500,000  PROCTER & GAMBLE COMPANY                                                    4.85        12/15/2015           553,080
      500,000  PROCTER & GAMBLE COMPANY                                                    5.55        03/05/2037           513,474
      100,000  PROCTER & GAMBLE COMPANY                                                    5.80        08/15/2034           106,520
      120,000  SCHERING-PLOUGH CORPORATION                                                 6.50        12/01/2033           136,135
      225,000  SCHERING-PLOUGH CORPORATION                                                 6.55        09/15/2037           258,657
      200,000  TEVA PHARMACEUTICAL FINANCE LLC                                             6.15        02/01/2036           210,420
      100,000  VALSPAR CORPORATION                                                         7.25        06/15/2019           114,458
      125,000  WATSON PHARMACEUTICALS INCORPORATED                                         5.00        08/15/2014           131,399
      130,000  WATSON PHARMACEUTICALS INCORPORATED                                         6.13        08/15/2019           138,086
      500,000  WYETH                                                                       5.45        04/01/2017           549,796
      180,000  WYETH                                                                       5.50        02/15/2016           199,814

                   68 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CHEMICALS & ALLIED PRODUCTS (continued)
$     350,000  WYETH                                                                       5.95%       04/01/2037   $       369,478
      625,000  WYETH                                                                       6.00        02/15/2036           660,741
      300,000  WYETH                                                                       6.95        03/15/2011           318,377
                                                                                                                         32,443,592
                                                                                                                    ---------------
COMMERCIAL SERVICES: 0.03%
      100,000  EQUIFAX INCORPORATED                                                        4.45        12/01/2014           103,401
      500,000  WESTERN UNION COMPANY                                                       6.50        02/26/2014           567,408
                                                                                                                            670,809
                                                                                                                    ---------------
COMMUNICATIONS: 2.09%
      350,000  ALLTEL CORPORATION                                                          7.88        07/01/2032           425,418
       65,000  AMERICA MOVIL SA DE CV                                                      6.38        03/01/2035            66,352
      100,000  AMERICAN TOWER CORPORATION                                                  4.63        04/01/2015           103,611
    1,200,000  AMERICAN TOWER CORPORATION                                                  5.25        04/15/2013         1,310,735
    1,000,000  AT&T INCORPORATED                                                           4.95        01/15/2013         1,079,704
      325,000  AT&T INCORPORATED                                                           5.10        09/15/2014           353,825
    1,000,000  AT&T INCORPORATED                                                           5.50        02/01/2018         1,061,595
      500,000  AT&T INCORPORATED                                                           5.60        05/15/2018           533,340
      300,000  AT&T INCORPORATED                                                           6.25        03/15/2011           317,263
    1,500,000  AT&T INCORPORATED                                                           6.30        01/15/2038         1,527,665
      570,000  AT&T INCORPORATED                                                           6.50        09/01/2037           593,202
      500,000  AT&T INCORPORATED                                                           6.55        02/15/2039           528,271
    1,700,000  AT&T INCORPORATED                                                           6.70        11/15/2013         1,936,473
    1,050,000  AT&T INCORPORATED                                                           8.00        11/15/2031         1,283,752
      360,000  AT&T WIRELESS                                                               7.88        03/01/2011           384,979
    1,000,000  AT&T WIRELESS                                                               8.13        05/01/2012         1,131,929
      600,000  AT&T WIRELESS                                                               8.75        03/01/2031           773,227
      750,000  BELLSOUTH CAPITAL FUNDING CORPORATION                                       7.88        02/15/2030           866,176
      325,000  BELLSOUTH CORPORATION                                                       5.20        09/15/2014           355,193
      180,000  BELLSOUTH CORPORATION                                                       6.00        11/15/2034           177,022
      180,000  BELLSOUTH CORPORATION                                                       6.55        06/15/2034           187,139
      350,000  BRITISH TELECOMMUNICATIONS PLC                                              5.15        01/15/2013           370,797
      180,000  CBS CORPORATION                                                             4.63        05/15/2018           169,249
      200,000  CBS CORPORATION                                                             8.88        05/15/2019           237,518
    1,250,000  CELLCO PARTNERSHIP / VERIZON WIRELESS CAPITAL LLC                           3.75        05/20/2011         1,291,111
    1,000,000  CELLCO PARTNERSHIP / VERIZON WIRELESS CAPITAL LLC                           5.55        02/01/2014         1,101,451
      500,000  CELLCO PARTNERSHIP / VERIZON WIRELESS CAPITAL LLC                           8.50        11/15/2018           629,727
      100,000  CENTURYTEL INCORPORATED                                                     5.00        02/15/2015           102,448
      240,000  CENTURYTEL INCORPORATED                                                     6.00        04/01/2017           247,753
      600,000  CISCO SYSTEMS INCORPORATED                                                  4.45        01/15/2020           599,497
      350,000  CISCO SYSTEMS INCORPORATED                                                  5.50        01/15/2040           339,497
      365,000  COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                          8.38        03/15/2013           423,764
      350,000  COMCAST CABLE HOLDINGS LLC                                                  7.13        02/15/2028           377,224
      100,000  COMCAST CORPORATION                                                         4.95        06/15/2016           104,137
      500,000  COMCAST CORPORATION                                                         5.15        03/01/2020           505,215
    1,300,000  COMCAST CORPORATION                                                         5.30        01/15/2014         1,410,175
    1,000,000  COMCAST CORPORATION                                                         5.70        07/01/2019         1,055,950
       75,000  COMCAST CORPORATION                                                         5.88        02/15/2018            80,464
      225,000  COMCAST CORPORATION                                                         5.90        03/15/2016           245,283
      500,000  COMCAST CORPORATION                                                         6.30        11/15/2017           553,423
      500,000  COMCAST CORPORATION                                                         6.40        03/01/2040           509,555
      150,000  COMCAST CORPORATION                                                         6.45        03/15/2037           153,886
      200,000  COMCAST CORPORATION                                                         6.50        11/15/2035           206,853
      650,000  COMCAST CORPORATION                                                         6.55        07/01/2039           678,691

                   Wells Fargo Advantage Master Portfolios 69


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMUNICATIONS (continued)
$     400,000  COMCAST CORPORATION                                                         6.95%       08/15/2037   $       432,078
      500,000  COX COMMUNICATIONS INCORPORATED                                             4.63        06/01/2013           530,162
      180,000  COX COMMUNICATIONS INCORPORATED                                             5.45        12/15/2014           197,487
      300,000  COX COMMUNICATIONS INCORPORATED                                             7.13        10/01/2012           335,992
    1,000,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                   5.25        07/22/2013         1,077,888
      500,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                   6.00        07/08/2019           535,277
      620,000  DIRECTV HOLDINGS LLC                                                        7.63        05/15/2016           679,675
      500,000  DIRECTV HOLDING FINANCE++                                                   4.75        10/01/2014           522,702
      350,000  EMBARQ CORPORATION                                                          7.08        06/01/2016           385,818
      500,000  EMBARQ CORPORATION                                                          8.00        06/01/2036           532,326
      300,000  QWEST CORPORATION                                                           6.88        09/15/2033           275,250
      500,000  QWEST CORPORATION                                                           7.50        06/15/2023           482,500
       35,000  QWEST CORPORATION                                                           8.38        05/01/2016            38,325
      800,000  QWEST CORPORATION                                                           8.88        03/15/2012           867,000
       65,000  REED ELSEVIER CAPITAL INCORPORATED                                          4.63        06/15/2012            68,905
    1,000,000  ROGERS COMMUNICATIONS INCORPORATED                                          6.80        08/15/2018         1,138,823
      415,000  TELECOM ITALIA CAPITAL SA                                                   5.25        11/15/2013           440,406
      250,000  TIME WARNER CABLE INCORPORATED                                              3.50        02/01/2015           251,759
      185,000  TIME WARNER CABLE INCORPORATED                                              5.00        02/01/2020           183,240
      350,000  TIME WARNER CABLE INCORPORATED                                              5.40        07/02/2012           375,579
      150,000  TIME WARNER CABLE INCORPORATED                                              5.85        05/01/2017           161,291
      250,000  TIME WARNER CABLE INCORPORATED                                              6.55        05/01/2037           259,383
    1,000,000  TIME WARNER CABLE INCORPORATED                                              6.75        07/01/2018         1,118,429
      500,000  TIME WARNER CABLE INCORPORATED                                              6.75        06/15/2039           531,237
      150,000  TIME WARNER CABLE INCORPORATED                                              7.50        04/01/2014           175,013
      150,000  TIME WARNER CABLE INCORPORATED                                              8.25        02/14/2014           178,102
      150,000  TIME WARNER CABLE INCORPORATED                                              8.25        04/01/2019           182,240
      100,000  TIME WARNER CABLE INCORPORATED                                              8.75        02/14/2019           124,462
      250,000  TIME WARNER COMPANIES INCORPORATED                                          7.57        02/01/2024           284,287
      150,000  TIME WARNER ENTERTAINMENT COMPANY LP                                        8.38        07/15/2033           182,919
    1,000,000  TIME WARNER INCORPORATED                                                    5.88        11/15/2016         1,097,294
       50,000  TIME WARNER INCORPORATED                                                    6.50        11/15/2036            52,956
      360,000  TIME WARNER INCORPORATED                                                    6.88        05/01/2012           397,200
      325,000  TIME WARNER INCORPORATED                                                    7.63        04/15/2031           378,664
      300,000  TIME WARNER INCORPORATED                                                    7.70        05/01/2032           353,380
      300,000  VERIZON (NEW JERSEY) INCORPORATED SERIES A                                  5.88        01/17/2012           320,871
      250,000  VERIZON COMMUNICATIONS INCORPORATED                                         6.25        04/01/2037           256,604
      500,000  VERIZON COMMUNICATIONS INCORPORATED                                         6.35        04/01/2019           554,795
      500,000  VERIZON COMMUNICATIONS INCORPORATED                                         6.90        04/15/2038           555,597
    1,350,000  VERIZON COMMUNICATIONS INCORPORATED                                         7.35        04/01/2039         1,578,335
    1,300,000  VERIZON COMMUNICATIONS INCORPORATED                                         8.75        11/01/2018         1,639,892
      325,000  VERIZON GLOBAL FUNDING CORPORATION                                          4.90        09/15/2015           352,074
      100,000  VERIZON GLOBAL FUNDING CORPORATION                                          5.85        09/15/2035            97,922
    1,000,000  VERIZON GLOBAL FUNDING CORPORATION                                          7.38        09/01/2012         1,137,603
      350,000  VERIZON GLOBAL FUNDING CORPORATION                                          7.75        12/01/2030           416,938
      200,000  VIACOM INCORPORATED                                                         5.50        05/15/2033           170,259
      480,000  VIACOM INCORPORATED                                                         6.25        04/30/2016           536,379
       50,000  VIACOM INCORPORATED                                                         6.75        10/05/2037            52,517
      180,000  VIACOM INCORPORATED                                                         6.88        04/30/2036           192,923
                                                                                                                         49,081,297
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 4.38%
      150,000  ABBEY NATIONAL CAPITAL TRUST I                                              8.96        12/29/2049           156,750
    1,000,000  BANK OF AMERICA CORPORATION                                                 2.10        04/30/2012         1,021,341
    1,750,000  BANK OF AMERICA CORPORATION                                                 4.75        08/01/2015         1,774,183

                   70 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
DEPOSITORY INSTITUTIONS (continued)
$     700,000  BANK OF AMERICA CORPORATION                                                 5.38%       06/15/2014   $       730,841
      250,000  BANK OF AMERICA CORPORATION                                                 5.49        03/15/2019           240,588
      100,000  BANK OF AMERICA CORPORATION                                                 5.63        10/14/2016           102,179
    1,000,000  BANK OF AMERICA CORPORATION                                                 5.65        05/01/2018           997,490
      500,000  BANK OF AMERICA CORPORATION                                                 5.75        12/01/2017           506,328
    1,000,000  BANK OF AMERICA CORPORATION                                                 6.00        09/01/2017         1,030,024
    1,850,000  BANK OF AMERICA CORPORATION                                                 6.50        08/01/2016         1,988,678
    1,000,000  BANK OF AMERICA CORPORATION                                                 7.38        05/15/2014         1,124,460
    1,500,000  BANK OF AMERICA CORPORATION                                                 7.63        06/01/2019         1,696,281
      800,000  BANK OF AMERICA CORPORATION SERIES BKNT                                     6.00        10/15/2036           729,891
    1,500,000  BANK OF AMERICA CORPORATION SERIES MTN                                      3.13        06/15/2012         1,565,453
      500,000  BANK OF AMERICA CORPORATION SERIES MTN                                      4.90        05/01/2013           525,157
      415,000  BANK OF NEW YORK MELLON CORPORATION                                         4.30        05/15/2014           441,100
    1,000,000  BANK OF NEW YORK MELLON CORPORATION                                         5.45        05/15/2019         1,066,210
      150,000  BANK OF NEW YORK MELLON CORPORATION SERIES MTN                              4.95        11/01/2012           162,802
      500,000  BANK OF THE WEST (SAN FRANCISCO CA)                                         2.15        03/27/2012           511,157
      500,000  BANK OF TOKYO-MITSUBISHI UFJ LIMITED (NEW YORK)                             7.40        06/15/2011           535,902
      240,000  BANK ONE CORPORATION                                                        7.63        10/15/2026           275,409
      250,000  BANK ONE CORPORATION                                                        8.00        04/29/2027           293,279
    1,000,000  BARCLAYS BANK PLC                                                           2.50        01/23/2013           999,398
      400,000  BARCLAYS BANK PLC                                                           5.00        09/22/2016           408,375
      100,000  BB&T CAPITAL TRUST IV                                                       6.82        06/12/2077            87,500
      150,000  BB&T CORPORATION                                                            3.38        09/25/2013           153,841
    1,000,000  BB&T CORPORATION                                                            3.85        07/27/2012         1,046,348
      250,000  BB&T CORPORATION                                                            5.20        12/23/2015           261,831
      500,000  BB&T CORPORATION                                                            6.85        04/30/2019           567,903
      350,000  BLACKROCK INCORPORATED                                                      6.25        09/15/2017           387,498
      300,000  BLACKROCK INCORPORATED NEW YORK SHARES                                      3.50        12/10/2014           304,634
      250,000  BLACKROCK INCORPORATED NEW YORK SHARES                                      5.00        12/10/2019           251,657
    1,000,000  BP CAPITAL MARKETS PLC                                                      5.25        11/07/2013         1,104,764
      500,000  CAPITAL ONE BANK USA NA                                                     8.80        07/15/2019           600,840
      659,000  CAPITAL ONE CAPITAL VI                                                      8.88        05/15/2040           699,144
      700,000  CAPITAL ONE FINANCIAL CORPORATION                                           7.38        05/23/2014           802,439
      150,000  CITIBANK NA                                                                 1.25        09/22/2011           151,249
    2,500,000  CITIBANK NA                                                                 1.38        08/10/2011         2,523,520
      250,000  CITIGROUP FUNDING INCORPORATED                                              1.88        10/22/2012           252,276
    2,000,000  CITIGROUP INCORPORATED                                                      2.13        04/30/2012         2,042,020
      900,000  CITIGROUP INCORPORATED                                                      5.00        09/15/2014           895,031
    1,000,000  CITIGROUP INCORPORATED                                                      5.10        09/29/2011         1,042,812
    1,000,000  CITIGROUP INCORPORATED                                                      5.30        10/17/2012         1,050,583
      700,000  CITIGROUP INCORPORATED                                                      5.50        04/11/2013           732,722
    1,500,000  CITIGROUP INCORPORATED                                                      5.50        10/15/2014         1,544,276
    1,000,000  CITIGROUP INCORPORATED                                                      5.50        02/15/2017           975,402
      750,000  CITIGROUP INCORPORATED                                                      5.63        08/27/2012           789,782
      275,000  CITIGROUP INCORPORATED                                                      6.00        10/31/2033           233,518
    1,000,000  CITIGROUP INCORPORATED                                                      6.13        11/21/2017         1,011,545
    1,000,000  CITIGROUP INCORPORATED                                                      6.13        05/15/2018         1,003,365
      500,000  CITIGROUP INCORPORATED                                                      6.13        08/25/2036           430,011
    1,500,000  CITIGROUP INCORPORATED                                                      6.38        08/12/2014         1,591,947
      250,000  CITIGROUP INCORPORATED                                                      6.50        08/19/2013           268,911
    1,300,000  CITIGROUP INCORPORATED                                                      6.88        03/05/2038         1,283,299
      855,000  CITIGROUP INCORPORATED                                                      8.13        07/15/2039           967,047
      400,000  CITIGROUP INCORPORATED                                                      8.50        05/22/2019           461,583
      500,000  COMERICA BANK SERIES BKNT                                                   5.75        11/21/2016           508,744
      100,000  COMERICA CAPITAL TRUST II                                                   6.58        02/02/2082            82,750

                   Wells Fargo Advantage Master Portfolios 71


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
DEPOSITORY INSTITUTIONS (continued)
$   1,000,000  COUNTRYWIDE HOME LOANS INCORPORATED                                         4.00%       03/22/2011   $     1,029,992
    1,000,000  CREDIT SUISSE USA INCORPORATED                                              4.88        01/15/2015         1,068,476
    1,000,000  CREDIT SUISSE/NEW YORK NY                                                   5.30        08/13/2019         1,024,440
      750,000  DEUTSCHE BANK AG/LONDON                                                     2.38        01/11/2013           751,538
    1,000,000  DEUTSCHE BANK AG/LONDON                                                     3.88        08/18/2014         1,030,058
      100,000  DEUTSCHE BANK FINANCIAL LLC                                                 5.38        03/02/2015           106,012
      300,000  DISCOVER BANK                                                               8.70        11/18/2019           323,675
      500,000  FIFTH THIRD BANCORP                                                         5.45        01/15/2017           488,942
      250,000  FIFTH THIRD BANCORP                                                         8.25        03/01/2038           257,510
      750,000  GOLDMAN SACHS GROUP INCORPORATED                                            3.63        08/01/2012           778,103
    1,500,000  GOLDMAN SACHS GROUP INCORPORATED<<                                          6.13        02/15/2033         1,475,450
      200,000  HSBC BANK USA NA NEW YORK                                                   4.63        04/01/2014           210,821
      225,000  HSBC BANK USA NA NEW YORK SERIES BKNT                                       5.63        08/15/2035           214,485
    1,500,000  HSBC FINANCE CORPORATION                                                    5.50        01/19/2016         1,586,159
      800,000  HSBC HOLDINGS PLC                                                           5.25        12/12/2012           862,142
      500,000  HSBC USA INCORPORATED                                                       3.13        12/16/2011           520,073
    1,000,000  JPMORGAN CHASE & COMPANY                                                    2.20        06/15/2012         1,022,405
      350,000  JPMORGAN CHASE & COMPANY                                                    3.13        12/01/2011           363,811
    1,500,000  JPMORGAN CHASE & COMPANY                                                    3.70        01/20/2015         1,518,084
    1,650,000  JPMORGAN CHASE & COMPANY                                                    4.65        06/01/2014         1,747,363
      250,000  JPMORGAN CHASE & COMPANY                                                    5.25        05/01/2015           265,014
    2,000,000  JPMORGAN CHASE & COMPANY                                                    5.38        10/01/2012         2,167,224
      600,000  JPMORGAN CHASE & COMPANY                                                    5.60        06/01/2011           634,708
    1,000,000  JPMORGAN CHASE & COMPANY                                                    6.00        01/15/2018         1,083,065
    1,500,000  JPMORGAN CHASE & COMPANY                                                    6.30        04/23/2019         1,663,422
      850,000  JPMORGAN CHASE & COMPANY                                                    6.40        05/15/2038           919,057
      800,000  JPMORGAN CHASE & COMPANY                                                    6.63        03/15/2012           873,907
      500,000  JPMORGAN CHASE CAPITAL SERIES XXV                                           6.80        10/01/2037           489,012
      350,000  JPMORGAN CHASE CAPITAL SERIES XXVII                                         7.00        11/01/2039           355,685
      350,000  KEYBANK NA                                                                  5.80        07/01/2014           357,512
      500,000  KEYCORP                                                                     6.50        05/14/2013           533,139
      500,000  LAZARD GROUP LLC                                                            6.85        06/15/2017           507,834
      250,000  M&I MARSHALL & ILSLEY BANK SERIES BKNT                                      5.00        01/17/2017           206,356
      200,000  MELLON FUNDING CORPORATION                                                  5.00        12/01/2014           217,575
      100,000  MELLON FUNDING CORPORATION                                                  5.20        05/15/2014           108,944
      750,000  MORGAN STANLEY                                                              2.00        09/22/2011           765,266
    1,500,000  MORGAN STANLEY                                                              5.63        09/23/2019         1,487,232
    1,500,000  MORGAN STANLEY                                                              6.00        04/28/2015         1,602,255
      360,000  NATIONAL CITY CORPORATION                                                   4.90        01/15/2015           378,031
      500,000  NATIONAL CITY CORPORATION                                                   6.88        05/15/2019           557,286
      540,000  NORTHERN TRUST CORPORATION                                                  4.63        05/01/2014           581,911
    1,100,000  PNC FINANCIAL SERVICES GROUP                                                3.63        02/08/2015         1,106,182
      150,000  PNC FINANCIAL SERVICES GROUP                                                5.13        02/08/2020           152,158
      500,000  PNC FUNDING CORPORATION                                                     6.70        06/10/2019           562,674
      100,000  PRIVATE EXPORT FUNDING CORPORATION                                          4.30        12/15/2021           100,138
      250,000  PRIVATE EXPORT FUNDING CORPORATION                                          4.95        11/15/2015           275,938
      250,000  REGIONS BANK                                                                6.45        06/26/2037           196,599
      500,000  REGIONS BANK/BIRMINGHAM AL                                                  7.50        05/15/2018           494,302
      200,000  REGIONS FINANCIAL CORPORATION                                               7.75        11/10/2014           205,759
      375,000  ROYAL BANK OF SCOTLAND GROUP PLC                                            6.40        10/21/2019           377,023
      500,000  SUNTRUST BANK INCORPORATED                                                  3.00        11/16/2011           518,155
      225,000  SUNTRUST BANK INCORPORATED                                                  5.00        09/01/2015           226,686
      750,000  SUNTRUST BANK INCORPORATED                                                  6.00        09/11/2017           761,627
      165,000  SUNTRUST CAPITAL VIII                                                       6.10        12/01/2066           126,780

                   72 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
DEPOSITORY INSTITUTIONS (continued)
$     200,000  UBS AG (STAMFORD CT)                                                        5.88%       07/15/2016   $       205,380
    1,000,000  UBS AG (STAMFORD CT)                                                        5.75        04/25/2018         1,031,516
      200,000  UNION BANK OF CALIFORNIA SERIES BKNT                                        5.95        05/11/2016           211,427
      500,000  US BANCORP NA<<                                                             1.80        05/15/2012           507,097
      250,000  US BANCORP NA                                                               4.20        05/15/2014           263,821
      275,000  US BANK NA SERIES BKNT                                                      4.95        10/30/2014           297,182
    1,000,000  US BANK NA (CINCINNATI OH)                                                  6.38        08/01/2011         1,072,431
       50,000  USB CAPITAL IX                                                              6.19        10/29/2049            41,250
      100,000  USB CAPITAL XIII TRUST                                                      6.63        12/15/2039            99,408
      250,000  WACHOVIA BANK NA(l)                                                         5.85        02/01/2037           233,088
      600,000  WACHOVIA BANK NA(l)                                                         6.60        01/15/2038           616,423
    2,150,000  WACHOVIA CAPITAL TRUST(l)                                                   5.80        03/29/2049         1,730,750
    1,800,000  WACHOVIA CORPORATION(l)                                                     5.25        08/01/2014         1,903,232
      700,000  WACHOVIA CORPORATION(l)                                                     5.50        08/01/2035           625,510
      500,000  WACHOVIA CORPORATION(l)                                                     5.63        10/15/2016           517,555
    1,000,000  WACHOVIA CORPORATION(l)                                                     5.75        06/15/2017         1,055,614
    1,000,000  WACHOVIA CORPORATION(l)                                                     5.75        02/01/2018         1,054,874
      700,000  WACHOVIA CORPORATION SERIES MTN(l)                                          5.50        05/01/2013           756,136
      750,000  WELLS FARGO & COMPANY(l)                                                    3.00        12/09/2011           777,890
    1,500,000  WELLS FARGO & COMPANY(l)                                                    3.75        10/01/2014         1,518,093
    1,000,000  WELLS FARGO & COMPANY(l)                                                    5.25        10/23/2012         1,078,115
    1,500,000  WELLS FARGO & COMPANY(l)                                                    5.30        08/26/2011         1,582,616
    1,000,000  WELLS FARGO & COMPANY(l)                                                    5.63        12/11/2017         1,053,583
      500,000  WELLS FARGO BANK NA(l)                                                      4.75        02/09/2015           519,205
      150,000  WELLS FARGO BANK NA(l)                                                      5.95        08/26/2036           142,355
      200,000  WESTERN CORPORATE FEDERAL CREDIT UNION                                      1.75        11/02/2012           201,609
       75,000  WESTERN UNION COMPANY                                                       5.40        11/17/2011            80,065
       75,000  WESTERN UNION COMPANY                                                       5.93        10/01/2016            83,012
       75,000  WESTERN UNION COMPANY                                                       6.20        11/17/2036            77,179
      250,000  WESTPAC BANKING CORPORATION                                                 2.25        11/19/2012           251,269
      280,000  WESTPAC BANKING CORPORATION                                                 4.20        02/27/2015           288,852
      550,000  WESTPAC BANKING CORPORATION                                                 4.88        11/19/2019           542,933
                                                                                                                        102,651,533
                                                                                                                    ---------------
DIVERSIFIED MANUFACTURING: 0.02%
      300,000  FORTUNE BRANDS INCORPORATED                                                 3.00        06/01/2012           301,319
      200,000  FORTUNE BRANDS INCORPORATED                                                 5.38        01/15/2016           206,573
                                                                                                                            507,892
                                                                                                                    ---------------
EATING & DRINKING PLACES: 0.13%
      250,000  DARDEN RESTAURANTS INCORPORATED                                             5.63        10/15/2012           269,893
      105,000  DARDEN RESTAURANTS INCORPORATED                                             6.20        10/15/2017           113,962
       20,000  DARDEN RESTAURANTS INCORPORATED                                             6.80        10/15/2037            21,409
      100,000  MCDONALD'S CORPORATION                                                      5.80        10/15/2017           112,583
      150,000  MCDONALD'S CORPORATION                                                      6.30        10/15/2037           165,336
      100,000  MCDONALD'S CORPORATION SERIES MTN                                           4.30        03/01/2013           107,334
      400,000  MCDONALD'S CORPORATION SERIES MTN                                           5.35        03/01/2018           434,073
      600,000  MCDONALD'S CORPORATION SERIES MTN                                           6.30        03/01/2038           662,652
      500,000  STARBUCKS CORPORATION                                                       6.25        08/15/2017           542,437
      350,000  YUM! BRANDS INCORPORATED                                                    6.25        03/15/2018           385,452
       50,000  YUM! BRANDS INCORPORATED                                                    6.88        11/15/2037            55,144
      120,000  YUM! BRANDS INCORPORATED                                                    8.88        04/15/2011           129,682
                                                                                                                          2,999,957
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 73


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
EDUCATIONAL SERVICES: 0.08%
$     500,000  BOARD OF TRUSTEES OF THE LELAND STANFORD JUNIOR UNIVERSITY                  4.75%       05/01/2019   $       521,095
       75,000  DARTMOUTH COLLEGE                                                           4.75        06/01/2019            78,305
      250,000  JOHNS HOPKINS UNIVERSITY                                                    5.25        07/01/2019           266,295
      500,000  PRINCETON UNIVERSITY                                                        5.70        03/01/2039           531,765
      250,000  VANDERBILT UNIVERSITY                                                       5.25        04/01/2019           264,028
      225,000  YALE UNIVERSITY                                                             2.90        10/15/2014           229,164
                                                                                                                          1,890,652
                                                                                                                    ---------------
ELECTRIC UTILITIES: 0.36%
      500,000  ALABAMA POWER COMPANY                                                       6.00        03/01/2039           526,288
      100,000  ALLIANT ENERGY CORPORATION                                                  4.00        10/15/2014           102,141
      100,000  AMEREN ENERGY GENERATING COMPANY                                            6.30        04/01/2020           101,536
       55,000  AVISTA CORPORATION                                                          5.13        04/01/2022            56,151
      800,000  CAROLINA POWER & LIGHT COMPANY                                              5.30        01/15/2019           846,743
      500,000  CONSTELLATION ENERGY GROUP INCORPORATED                                     7.60        04/01/2032           568,443
      120,000  ENTERGY GULF STATES LOUISIANA LLC                                           5.59        10/01/2024           126,063
      500,000  EXELON GENERATION COMPANY LLC                                               5.20        10/01/2019           508,926
      500,000  EXELON GENERATION COMPANY LLC                                               6.25        10/01/2039           511,572
    1,200,000  FIRSTENERGY SOLUTIONS COMPANY                                               4.80        02/15/2015         1,251,295
      240,000  FIRSTENERGY SOLUTIONS COMPANY                                               6.05        08/15/2021           247,331
      164,000  FIRSTENERGY SOLUTIONS COMPANY                                               6.80        08/15/2039           167,581
      200,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                                         3.15        07/15/2012           205,681
      500,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                                         6.50        09/15/2037           538,430
       40,000  NORTHERN STATES POWER COMPANY                                               5.35        11/01/2039            38,953
      100,000  NSTAR                                                                       4.50        11/15/2019           100,832
       65,000  OHIO POWER COMPANY                                                          5.38        10/01/2021            67,161
    1,000,000  PACIFIC GAS & ELECTRIC COMPANY                                              8.25        10/15/2018         1,233,642
       40,000  PUBLIC SERVICE COMPANY OF OKLAHOMA                                          5.15        12/01/2019            40,786
    1,000,000  PUBLIC SERVICE ELECTRIC & GAS COMPANY                                       5.30        05/01/2018         1,061,582
      150,000  PUGET SOUND ENERGY INCORPORATED                                             5.76        10/01/2039           147,419
                                                                                                                          8,448,556
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 1.80%
      105,000  ALABAMA POWER COMPANY                                                       6.13        05/15/2038           111,982
    1,000,000  ALLIED WASTE NORTH AMERICA INCORPORATED                                     6.88        06/01/2017         1,080,000
      100,000  AMEREN ENERGY GENERATING COMPANY SERIES H                                   7.00        04/15/2018           107,720
       75,000  AMEREN UNION ELECTRIC                                                       5.40        02/01/2016            78,692
      100,000  AMEREN UNION ELECTRIC                                                       6.00        04/01/2018           107,655
      750,000  AMERICAN WATER CAPITAL CORPORATION                                          6.09        10/15/2017           812,047
      600,000  APPALACHIAN POWER COMPANY                                                   7.00        04/01/2038           687,239
      315,000  APPALACHIAN POWER COMPANY SERIES L                                          5.80        10/01/2035           309,626
      500,000  ARIZONA PUBLIC SERVICE COMPANY                                              6.38        10/15/2011           534,482
       65,000  ATLANTIC CITY ELECTRIC COMPANY                                              7.75        11/15/2018            78,794
      100,000  ATMOS ENERGY CORPORATION                                                    4.95        10/15/2014           107,261
       50,000  ATMOS ENERGY CORPORATION                                                    6.35        06/15/2017            54,574
      180,000  CAROLINA POWER & LIGHT COMPANY                                              5.25        12/15/2015           199,403
      450,000  CENTERPOINT ENERGY HOUSTON SERIES J2                                        5.70        03/15/2013           490,831
      150,000  CENTERPOINT ENERGY RESOURCES CORPORATION                                    6.13        11/01/2017           159,218
       50,000  CENTERPOINT ENERGY RESOURCES CORPORATION                                    6.63        11/01/2037            52,245
      100,000  CENTERPOINT ENERGY RESOURCES CORPORATION SERIES MTN                         6.00        05/15/2018           104,984
      500,000  COMMONWEALTH EDISON COMPANY                                                 5.80        03/15/2018           542,599
      250,000  COMMONWEALTH EDISON COMPANY                                                 5.90        03/15/2036           255,707
       65,000  COMMONWEALTH EDISON COMPANY SERIES 100                                      5.88        02/01/2033            65,775

                   74 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
$      50,000  COMMONWEALTH EDISON COMPANY SERIES 105                                      5.40%       12/15/2011   $        53,495
      100,000  CONNECTICUT LIGHT & POWER COMPANY                                           5.65        05/01/2018           108,180
      180,000  CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                        4.88        02/01/2013           194,450
      600,000  CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                        5.50        12/01/2039           580,345
      100,000  CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                        5.85        04/01/2018           109,458
      500,000  CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                        6.65        04/01/2019           576,427
      100,000  CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                        6.75        04/01/2038           114,151
      200,000  CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                        7.13        12/01/2018           236,905
      100,000  CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED SERIES 06-C            5.50        09/15/2016           111,632
       50,000  CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED SERIES D               5.30        12/01/2016            53,827
       50,000  CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED SERIES E               5.70        12/01/2036            49,791
      100,000  CONSOLIDATED NATURAL GAS COMPANY SERIES A                                   5.00        12/01/2014           106,757
      150,000  CONSUMERS ENERGY COMPANY                                                    5.65        09/15/2018           158,914
      150,000  CONSUMERS ENERGY COMPANY SERIES B                                           5.38        04/15/2013           163,693
      580,000  DOMINION RESOURCES INCORPORATED                                             5.20        08/15/2019           593,328
      180,000  DOMINION RESOURCES INCORPORATED                                             5.70        09/17/2012           196,330
      750,000  DOMINION RESOURCES INCORPORATED                                             6.40        06/15/2018           835,875
       50,000  DOMINION RESOURCES INCORPORATED SERIES A                                    5.60        11/15/2016            54,988
      125,000  DOMINION RESOURCES INCORPORATED SERIES B                                    5.95        06/15/2035           125,312
      350,000  DTE ENERGY COMPANY                                                          6.35        06/01/2016           382,034
      150,000  DTE ENERGY COMPANY                                                          7.05        06/01/2011           158,940
       50,000  DTE ENERGY COMPANY                                                          7.63        05/15/2014            57,580
      125,000  DUKE CAPITAL LLC                                                            5.67        08/15/2014           136,205
      100,000  DUKE CAPITAL LLC                                                            8.00        10/01/2019           119,192
      150,000  DUKE ENERGY CAROLINAS LLC                                                   5.75        11/15/2013           167,847
      100,000  DUKE ENERGY CAROLINAS LLC                                                   7.00        11/15/2018           118,673
      950,000  DUKE ENERGY CORPORATION                                                     6.30        02/01/2014         1,060,277
       75,000  DUKE ENERGY CORPORATION                                                     6.45        10/15/2032            80,795
      750,000  DUKE ENERGY INDIANA INCORPORATED                                            6.35        08/15/2038           820,460
       65,000  DUKE ENERGY INDIANA INCORPORATED                                            6.45        04/01/2039            71,584
      250,000  DUKE ENERGY OHIO INCORPORATED                                               5.45        04/01/2019           267,665
      100,000  EMERSON ELECTRIC COMPANY                                                    4.75        10/15/2015           109,576
      250,000  ENERGY TRANSFER PARTNERS LP                                                 6.00        07/01/2013           272,767
       55,000  ENERGY TRANSFER PARTNERS LP                                                 6.13        02/15/2017            58,532
       30,000  ENERGY TRANSFER PARTNERS LP                                                 6.63        10/15/2036            30,053
      100,000  ENERGY TRANSFER PARTNERS LP                                                 6.70        07/01/2018           109,742
      100,000  ENERGY TRANSFER PARTNERS LP                                                 7.50        07/01/2038           111,317
      100,000  ENTERGY ARKANSAS INCORPORATED                                               5.40        08/01/2013           110,014
      100,000  ENTERGY GULF STATES LOUISIANA LLC                                           6.00        05/01/2018           107,368
      375,000  EXELON CORPORATION                                                          4.90        06/15/2015           391,944
       65,000  EXELON CORPORATION                                                          5.63        06/15/2035            60,409
        7,000  FIRSTENERGY CORPORATION SERIES B                                            6.45        11/15/2011             7,479
      430,000  FIRSTENERGY CORPORATION SERIES C                                            7.38        11/15/2031           464,962
      100,000  FLORIDA POWER & LIGHT COMPANY                                               4.80        03/01/2013           107,582
      150,000  FLORIDA POWER & LIGHT COMPANY                                               5.63        04/01/2034           149,894
       85,000  FLORIDA POWER & LIGHT COMPANY                                               5.69        03/01/2040            85,734
      100,000  FLORIDA POWER & LIGHT COMPANY                                               5.85        05/01/2037           103,034
       50,000  FLORIDA POWER & LIGHT COMPANY                                               5.95        02/01/2038            52,236
      500,000  FLORIDA POWER & LIGHT COMPANY                                               6.40        06/15/2038           550,324
      800,000  FPL GROUP CAPITAL INCORPORATED                                              5.63        09/01/2011           849,618
      750,000  FPL GROUP CAPITAL INCORPORATED                                              6.00        03/01/2019           809,828
      125,000  GEORGIA POWER COMPANY                                                       4.25        12/01/2019           123,588
      200,000  GEORGIA POWER COMPANY                                                       5.40        06/01/2018           213,790
      125,000  GEORGIA POWER COMPANY                                                       6.00        11/01/2013           141,047
      100,000  GEORGIA POWER COMPANY SERIES B                                              5.70        06/01/2017           110,640

                   Wells Fargo Advantage Master Portfolios 75


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
$     250,000  GREAT PLAIN ENERGY INCORPORATED                                             6.38%       03/01/2018   $       271,687
      100,000  ILLINOIS POWER COMPANY                                                      6.13        11/15/2017           108,150
       50,000  ILLINOIS POWER COMPANY                                                      6.25        04/01/2018            54,134
      500,000  INDIANA MICHIGAN POWER COMPANY                                              7.00        03/15/2019           572,238
       30,000  INTERSTATE POWER & LIGHT COMPANY                                            6.25        07/15/2039            31,979
      100,000  JERSEY CENTRAL POWER & LIGHT COMPANY                                        5.63        05/01/2016           105,477
      125,000  KEYSPAN CORPORATION                                                         5.80        04/01/2035           123,739
      100,000  MAGELLAN MIDSTREAM PARTNERS LP                                              6.40        07/15/2018           110,621
      250,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                                         5.30        03/15/2018           262,615
       75,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                                         5.80        10/15/2036            76,222
      180,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                                         5.88        10/01/2012           197,837
      100,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                                         5.95        05/15/2037           100,663
      250,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                                         6.13        04/01/2036           256,415
      300,000  NEVADA POWER COMPANY                                                        7.13        03/15/2019           341,364
    1,000,000  NEVADA POWER COMPANY SERIES A                                               8.25        06/01/2011         1,082,016
      180,000  NISOURCE FINANCE CORPORATION                                                5.25        09/15/2017           181,885
       65,000  NISOURCE FINANCE CORPORATION                                                5.45        09/15/2020            64,743
      100,000  NISOURCE FINANCE CORPORATION                                                6.13        03/01/2022           104,179
       90,000  NISOURCE FINANCE CORPORATION                                                6.80        01/15/2019            98,477
      500,000  NISOURCE FINANCE CORPORATION                                               10.75        03/15/2016           640,505
      500,000  NORTHERN STATES POWER COMPANY MINNESOTA                                     5.25        03/01/2018           530,354
      100,000  NORTHERN STATES POWER COMPANY MINNESOTA                                     6.20        07/01/2037           108,781
      170,000  NORTHWEST PIPELINE CORPORATION                                              6.05        06/15/2018           185,668
      500,000  ONCOR ELECTRIC DELIVERY COMPANY                                             6.80        09/01/2018           561,928
       65,000  ONEOK INCORPORATED                                                          5.20        06/15/2015            69,659
      200,000  ONEOK PARTNERS LP                                                           6.15        10/01/2016           216,319
      125,000  PACIFIC GAS & ELECTRIC COMPANY                                              4.80        03/01/2014           135,899
      250,000  PACIFIC GAS & ELECTRIC COMPANY                                              5.80        03/01/2037           253,423
      200,000  PACIFIC GAS & ELECTRIC COMPANY                                              6.05        03/01/2034           208,289
      200,000  PACIFIC GAS & ELECTRIC COMPANY                                              6.25        12/01/2013           225,716
      100,000  PACIFIC GAS & ELECTRIC COMPANY                                              6.35        02/15/2038           108,585
      600,000  PACIFICORP                                                                  5.65        07/15/2018           650,110
      500,000  PACIFICORP                                                                  6.00        01/15/2039           529,910
      720,000  PACIFICORP                                                                  6.25        10/15/2037           787,486
      250,000  PORTLAND GENERAL ELECTRIC COMPANY                                           6.10        04/15/2019           281,761
      200,000  POTOMAC ELECTRIC POWER                                                      6.50        11/15/2037           219,751
      500,000  PPL ENERGY SUPPLY LLC                                                       6.20        05/15/2016           541,484
       50,000  PROGRESS ENERGY INCORPORATED                                                6.30        04/01/2038            54,322
      180,000  PROGRESS ENERGY INCORPORATED                                                7.10        03/01/2011           189,883
      120,000  PROGRESS ENERGY INCORPORATED                                                7.75        03/01/2031           141,990
      150,000  PSEG POWER LLC                                                              7.75        04/15/2011           160,051
       75,000  PSEG POWER LLC                                                              8.63        04/15/2031            96,457
       50,000  PUBLIC SERVICE COMPANY OF COLORADO                                          5.13        06/01/2019            52,753
      150,000  PUBLIC SERVICE COMPANY OF COLORADO                                          7.88        10/01/2012           172,989
      100,000  PUBLIC SERVICE ELECTRIC & GAS COMPANY SERIES MTN                            5.80        05/01/2037           102,342
      100,000  PUGET SOUND ENERGY INCORPORATED                                             6.27        03/15/2037           105,299
       50,000  REPUBLIC SERVICES INCORPORATED++                                            5.25        11/15/2021            50,550
      125,000  REPUBLIC SERVICES INCORPORATED++                                            5.50        09/15/2019           129,375
      530,000  SAN DIEGO GAS & ELECTRIC COMPANY                                            6.00        06/01/2039           565,853
    1,090,000  SEMPRA ENERGY                                                               6.50        06/01/2016         1,220,457
      525,000  SOUTH CAROLINA ELECTRIC & GAS COMPANY                                       6.50        11/01/2018           603,937
      750,000  SOUTHERN CALIFORNIA EDISON COMPANY                                          5.75        03/15/2014           841,642
      350,000  SOUTHERN CALIFORNIA EDISON COMPANY                                          6.05        03/15/2039           376,149
      100,000  SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-A                              5.00        01/15/2016           109,314
      180,000  SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-E                              5.35        07/15/2035           175,597

                   76 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
$      75,000  SOUTHERN CALIFORNIA GAS COMPANY                                             5.75%       11/15/2035   $        78,298
      125,000  SOUTHERN COMPANY                                                            4.15        05/15/2014           131,928
      100,000  SOUTHERN COMPANY SERIES A                                                   5.30        01/15/2012           107,128
      250,000  SOUTHERN POWER COMPANY SERIES D                                             4.88        07/15/2015           268,664
      100,000  SOUTHWESTERN ELECTRIC POWER COMPANY SERIES E                                5.55        01/15/2017           104,438
      100,000  SOUTHWESTERN PUBLIC SERVICE                                                 6.00        10/01/2036            99,599
      100,000  SPECTRA ENERGY CAPITAL LLC                                                  5.90        09/15/2013           110,575
      100,000  SPECTRA ENERGY CAPITAL LLC                                                  7.50        09/15/2038           114,692
      100,000  TAMPA ELECTRIC COMAPNY                                                      6.10        05/15/2018           109,477
       75,000  TAMPA ELECTRIC COMPANY                                                      6.15        05/15/2037            77,207
       50,000  TOLEDA EDISON COMPANY                                                       6.15        05/15/2037            50,457
      105,000  TRANSCONTINENTAL GAS PIPE LINE CORPORATION                                  6.05        06/15/2018           115,130
       75,000  TXU ELECTRIC DELIVERY COMPANY                                               6.38        05/01/2012            81,461
       75,000  TXU ELECTRIC DELIVERY COMPANY                                               7.00        05/01/2032            83,331
       75,000  TXU ELECTRIC DELIVERY COMPANY                                               7.25        01/15/2033            85,756
       80,000  UNION ELECTRIC COMPANY                                                      8.45        03/15/2039           107,762
      200,000  VIRGINIA ELECTRIC & POWER COMPANY                                           5.00        06/30/2019           204,581
      100,000  VIRGINIA ELECTRIC & POWER COMPANY SERIES A                                  4.75        03/01/2013           107,740
      605,000  VIRGINIA ELECTRIC & POWER COMPANY SERIES A                                  6.00        05/15/2037           631,595
       65,000  WASTE MANAGEMENT INCORPORATED                                               5.00        03/15/2014            69,622
    2,956,312  WASTE MANAGEMENT INCORPORATED                                               5.00        10/01/2039         3,070,605
      326,000  WASTE MANAGEMENT INCORPORATED                                               6.10        03/15/2018           355,328
      500,000  WASTE MANAGEMENT INCORPORATED                                               6.13        11/30/2039           506,459
      150,000  WASTE MANAGEMENT INCORPORATED                                               7.75        05/15/2032           179,245
      100,000  WILLIAMS PARTNERS LP WILLIAMS PARTNERS FINANCE CORPORATION++                3.80        02/15/2015           101,020
      140,000  WILLIAMS PARTNERS LP WILLIAMS PARTNERS FINANCE CORPORATION++                5.25        03/15/2020           142,257
      140,000  WILLIAMS PARTNERS LP WILLIAMS PARTNERS FINANCE CORPORATION++                6.30        04/15/2040           139,988
      100,000  WISCONSIN ELECTRIC POWER COMPANY                                            4.25        12/15/2019            99,260
      100,000  WISCONSIN ELECTRIC POWER COMPANY                                            5.63        05/15/2033            99,926
       50,000  WISCONSIN ELECTRIC POWER COMPANY                                            5.70        12/01/2036            50,476
      125,000  WISCONSIN ENERGY CORPORATION                                                6.25        05/15/2067           115,313
       50,000  WISCONSIN POWER & LIGHT COMPANY                                             5.00        07/15/2019            51,532
      100,000  WISCONSIN POWER & LIGHT COMPANY                                             6.38        08/15/2037           108,865
                                                                                                                         42,246,166
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.15%
      150,000  AMPHENOL CORPORATION                                                        4.75        11/15/2014           154,184
      250,000  ANALOG DEVICES INCORPORATED                                                 5.00        07/01/2014           267,624
      100,000  ARROW ELECTRONICS INCORPORATED                                              6.00        04/01/2020           102,733
      100,000  EMERSON ELECTRIC COMPANY                                                    4.13        04/15/2015           106,177
       50,000  EMERSON ELECTRIC COMPANY                                                    5.25        10/15/2018            53,986
      500,000  EMERSON ELECTRIC COMPANY                                                    5.25        11/15/2039           483,186
      100,000  EMERSON ELECTRIC COMPANY                                                    6.13        04/15/2039           109,015
    1,000,000  KONINKLIJKE PHILIPS ELECTRONICS NV                                          5.75        03/11/2018         1,072,736
      700,000  MOTOROLA INCORPORATED                                                       6.00        11/15/2017           726,421
      120,000  MOTOROLA INCORPORATED                                                       7.50        05/15/2025           128,112
      100,000  NISOURCE FINANCE CORPORATION                                                6.40        03/15/2018           107,376
      115,000  WHIRLPOOL CORPORATION                                                       8.00        05/01/2012           127,536
       35,000  WHIRLPOOL CORPORATION                                                       8.60        05/01/2014            40,758
                                                                                                                          3,479,844
                                                                                                                    ---------------
ELECTRONIC COMPUTERS: 0.15%
      200,000  DELL INCORPORATED                                                           5.63        04/15/2014           221,490
       50,000  DELL INCORPORATED                                                           5.88        06/15/2019            54,140
      100,000  DELL INCORPORATED                                                           6.50        04/15/2038           107,028

                   Wells Fargo Advantage Master Portfolios 77


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
ELECTRONIC COMPUTERS (continued)
$     200,000  DELL INCORPORATED                                                           7.10%       04/15/2028   $       224,559
      500,000  HEWLETT-PACKARD COMPANY                                                     4.25        02/24/2012           528,506
    1,500,000  HEWLETT-PACKARD COMPANY                                                     4.75        06/02/2014         1,626,318
      500,000  HEWLETT-PACKARD COMPANY                                                     5.50        03/01/2018           544,107
      180,000  HEWLETT-PACKARD COMPANY                                                     6.50        07/01/2012           200,855
                                                                                                                          3,507,003
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.00%
    50,000   ROC KWELL COLLINS INCORPORATED                                                5.25        07/15/2019            52,681
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.04%
      834,117  SNAP-ON INCORPORATED                                                        5.00        10/01/2024           881,751
      150,000  SNAP-ON INCORPORATED                                                        6.13        09/01/2021           160,018
                                                                                                                          1,041,769
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 0.50%
      350,000  ARCHER-DANIELS-MIDLAND COMPANY                                              5.38        09/15/2035           344,028
      100,000  ARCHER-DANIELS-MIDLAND COMPANY                                              5.45        03/15/2018           108,660
       35,000  CAMPBELL SOUP COMPANY                                                       4.50        02/15/2019            35,802
      150,000  CONAGRA FOODS INCORPORATED                                                  6.75        09/15/2011           162,325
      120,000  CONAGRA FOODS INCORPORATED                                                  8.25        09/15/2030           147,063
      200,000  GENERAL MILLS INCORPORATED                                                  5.25        08/15/2013           218,533
    1,000,000  GENERAL MILLS INCORPORATED                                                  5.65        02/15/2019         1,077,057
      100,000  GENERAL MILLS INCORPORATED                                                  5.70        02/15/2017           109,915
      225,000  GENERAL MILLS INCORPORATED                                                  6.00        02/15/2012           245,150
      150,000  GRAND METROPOLITAN INVESTMENT CORPORATION                                   7.45        04/15/2035           181,824
      100,000  HJ HEINZ COMPANY                                                            5.35        07/15/2013           109,210
      975,000  HJ HEINZ COMPANY                                                            6.63        07/15/2011         1,043,888
      300,000  KELLOGG COMPANY SERIES B                                                    4.15        11/15/2019           298,398
      500,000  KELLOGG COMPANY SERIES B                                                    4.25        03/06/2013           531,705
      500,000  KELLOGG COMPANY SERIES B                                                    7.45        04/01/2031           615,002
      350,000  KRAFT FOODS INCORPORATED                                                    5.25        10/01/2013           380,155
      275,000  KRAFT FOODS INCORPORATED                                                    5.63        11/01/2011           292,021
      750,000  KRAFT FOODS INCORPORATED                                                    6.13        08/23/2018           826,727
      800,000  KRAFT FOODS INCORPORATED                                                    6.25        06/01/2012           871,001
      250,000  KRAFT FOODS INCORPORATED                                                    6.50        08/11/2017           281,957
       75,000  KRAFT FOODS INCORPORATED                                                    6.50        11/01/2031            77,654
      600,000  KRAFT FOODS INCORPORATED                                                    6.88        02/01/2038           653,393
      100,000  KRAFT FOODS INCORPORATED                                                    6.88        01/26/2039           109,014
       60,000  KRAFT FOODS INCORPORATED                                                    7.00        08/11/2037            66,289
      600,000  KRAFT FOODS INCORPORATED CLASS A                                            4.13        02/09/2016           611,158
    1,050,000  KRAFT FOODS INCORPORATED CLASS A                                            5.38        02/10/2020         1,086,314
      700,000  KRAFT FOODS INCORPORATED CLASS A                                            6.50        02/09/2040           727,640
      100,000  RALCORP HOLDINGS INCORPORATED++                                             6.63        08/15/2039            98,910
      250,000  SARA LEE CORPORATION                                                        6.25        09/15/2011           266,911
      200,000  SYSCO CORPORATION                                                           6.63        03/17/2039           235,378
                                                                                                                         11,813,082
                                                                                                                    ---------------
FOOD STORES: 0.15%
      250,000  DELHAIZE AMERICA INCORPORATED                                               9.00        04/15/2031           318,481
      150,000  KROGER COMPANY                                                              3.90        10/01/2015           152,895
      100,000  KROGER COMPANY                                                              4.95        01/15/2015           106,848
      800,000  KROGER COMPANY                                                              6.15        01/15/2020           871,560
      350,000  KROGER COMPANY                                                              6.75        04/15/2012           385,210
      250,000  KROGER COMPANY                                                              7.50        01/15/2014           291,025

                   78 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FOOD STORES (continued)
$      75,000  KROGER COMPANY                                                              7.50%       04/01/2031   $        88,452
    1,000,000  SAFEWAY INCORPORATED                                                        5.00        08/15/2019         1,013,508
       89,000  SAFEWAY INCORPORATED                                                        5.80        08/15/2012            96,719
       75,000  SAFEWAY INCORPORATED                                                        7.25        02/01/2031            86,283
                                                                                                                          3,410,981
                                                                                                                    ---------------
FURNITURE & FIXTURES: 0.02%
      200,000  NEWELL RUBBERMAID INCORPORATED                                              5.50        04/15/2013           212,010
      165,000  NEWELL RUBBERMAID INCORPORATED                                              6.25        04/15/2018           168,854
                                                                                                                            380,864
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 0.24%
      100,000  COSTCO WHOLESALE CORPORATION                                                5.30        03/15/2012           108,188
      200,000  COSTCO WHOLESALE CORPORATION                                                5.50        03/15/2017           222,570
      500,000  KOHL'S CORPORATION                                                          6.25        12/15/2017           562,326
      350,000  TARGET CORPORATION                                                          5.38        05/01/2017           381,329
      100,000  TARGET CORPORATION                                                          6.50        10/15/2037           108,949
      150,000  TARGET CORPORATION                                                          7.00        07/15/2031           172,806
      500,000  TARGET CORPORATION                                                          7.00        01/15/2038           580,240
       85,000  TJX COMPANIES INCORPORATED                                                  6.95        04/15/2019           100,558
    1,180,000  WAL-MART STORES INCORPORATED                                                4.55        05/01/2013         1,279,157
      825,000  WAL-MART STORES INCORPORATED                                                5.25        09/01/2035           804,627
      500,000  WAL-MART STORES INCORPORATED                                                5.80        02/15/2018           561,054
      100,000  WAL-MART STORES INCORPORATED                                                5.88        04/05/2027           106,058
      650,000  WAL-MART STORES INCORPORATED                                                6.50        08/15/2037           738,482
                                                                                                                          5,726,344
                                                                                                                    ---------------
HEALTH SERVICES: 0.24%
      350,000  AETNA INCORPORATED                                                          5.75        06/15/2011           367,939
      350,000  AMGEN INCORPORATED                                                          5.85        06/01/2017           388,302
      350,000  ANTHEM INCORPORATED                                                         6.80        08/01/2012           389,307
      500,000  CAREFUSION CORPORATION                                                      6.38        08/01/2019           549,507
      500,000  HUMANA INCORPORATED                                                         7.20        06/15/2018           544,095
      300,000  MCKESSON HBOC INCORPORATED                                                  5.25        03/01/2013           322,631
      750,000  MEDCO HEALTH SOLUTIONS INCORPORATED                                         7.25        08/15/2013           856,809
      225,000  MERCK & COMPANY INCORPORATED                                                4.75        03/01/2015           245,612
       90,000  QUEST DIAGNOSTICS INCORPORATED                                              4.75        01/30/2020            88,999
       40,000  QUEST DIAGNOSTICS INCORPORATED                                              5.75        01/30/2040            38,712
      100,000  QUEST DIAGNOSTICS INCORPORATED                                              6.95        07/01/2037           113,262
      100,000  SCHERING-PLOUGH CORPORATION                                                 5.30        12/01/2013           111,001
      500,000  ST JUDE MEDICAL INCORPORATED                                                3.75        07/15/2014           515,435
      500,000  UNITEDHEALTH GROUP INCORPORATED                                             6.88        02/15/2038           549,504
      500,000  WELLPOINT INCORPORATED                                                      7.00        02/15/2019           576,894
                                                                                                                          5,658,009
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.30%
      250,000  BERKSHIRE HATHAWAY FINANCE CORPORATION                                      4.00        04/15/2012           263,401
      500,000  BERKSHIRE HATHAWAY FINANCE CORPORATION                                      4.85        01/15/2015           544,380
    1,275,000  BERKSHIRE HATHAWAY FINANCE CORPORATION                                      5.00        08/15/2013         1,389,577
      150,000  BERKSHIRE HATHAWAY FINANCE CORPORATION                                      5.75        01/15/2040           148,977
      500,000  BERKSHIRE HATHAWAY INCORPORATED                                             1.40        02/10/2012           503,720
      500,000  BERKSHIRE HATHAWAY INCORPORATED                                             3.20        02/11/2015           505,610
    1,350,000  CREDIT SUISSE USA INCORPORATED                                              6.50        01/15/2012         1,469,783
       50,000  EQUIFAX INCORPORATED                                                        7.00        07/01/2037            53,191
      180,000  ERP OPERATING LP                                                            5.25        09/15/2014           190,001

                   Wells Fargo Advantage Master Portfolios 79


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
$     500,000  ERP OPERATING LP                                                            5.75%       06/15/2017   $       517,994
       75,000  FUND AMERICAN COMPANIES INCORPORATED                                        5.88        05/15/2013            77,088
      100,000  GENWORTH FINANCIAL INCORPORATED                                             4.95        10/01/2015            90,887
      500,000  GENWORTH FINANCIAL INCORPORATED                                             6.52        05/22/2018           470,892
      350,000  GENWORTH GLOBAL FUNDING TRUSTS SERIES MTN                                   5.75        05/15/2013           352,854
      360,000  GOLDMAN SACHS GROUP INCORPORATED                                            5.15        01/15/2014           384,457
      100,000  LOEWS CORPORATION                                                           5.25        03/15/2016           105,224
                                                                                                                          7,068,036
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.01%
       75,000  MARRIOTT INTERNATIONAL                                                      5.81        11/10/2015            79,230
      100,000  MARRIOTT INTERNATIONAL SERIES J                                             5.63        02/15/2013           105,247
                                                                                                                            184,477
                                                                                                                    ---------------
HOUSING DEVELOPMENT: 0.00%
      100,000  TOLL BROTHERS FINANCE CORPORATION                                           6.75        11/01/2019           100,968
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.12%
       95,000  CATERPILLAR INCORPORATED                                                    1.90        12/17/2012            95,464
      550,000  CATERPILLAR INCORPORATED                                                    6.05        08/15/2036           587,087
      100,000  DOVER CORPORATION                                                           5.45        03/15/2018           107,459
       60,000  DOVER CORPORATION                                                           6.60        03/15/2038            69,376
       45,000  ITT CORPORATION                                                             4.90        05/01/2014            48,429
       60,000  ITT CORPORATION                                                             6.13        05/01/2019            66,113
      135,000  PARKER HANNIFIN CORPORATION SERIES MTN                                      5.50        05/15/2018           145,079
       60,000  PARKER HANNIFIN CORPORATION SERIES MTN                                      6.25        05/15/2038            65,221
      500,000  PITNEY BOWES INCORPORATED                                                   5.25        01/15/2037           524,724
      250,000  PITNEY BOWES INCORPORATED SERIES MTN                                        4.75        01/15/2016           265,538
      100,000  PITNEY BOWES INCORPORATED SERIES MTN                                        5.75        09/15/2017           110,041
      500,000  SMITH INTERNATIONAL INCORPORATED                                            9.75        03/15/2019           677,916
                                                                                                                          2,762,447
                                                                                                                    ---------------
INSURANCE CARRIERS: 0.90%
       75,000  ACE INA HOLDINGS INCORPORATED                                               5.88        06/15/2014            83,354
      500,000  ACE INA HOLDINGS INCORPORATED                                               5.90        06/15/2019           542,413
       75,000  AEGON FUNDING CORPORATION                                                   5.75        12/15/2020            73,124
      500,000  AEGON NV                                                                    4.63        12/01/2015           502,912
      650,000  AETNA INCORPORATED                                                          6.63        06/15/2036           707,047
      150,000  AFLAC INCORPORATED                                                          8.50        05/15/2019           177,249
      830,000  ALLSTATE CORPORATION                                                        5.55        05/09/2035           799,873
      150,000  ALLSTATE CORPORATION                                                        6.20        05/16/2014           168,832
      150,000  ALLSTATE CORPORATION                                                        7.45        05/16/2019           176,167
      500,000  ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES MTN                              5.38        04/30/2013           544,992
      500,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                   4.25        05/15/2013           462,236
      250,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                   5.05        10/01/2015           211,233
      250,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                   6.25        05/01/2036           183,547
      750,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                   8.25        08/15/2018           688,233
      500,000  AMERICAN INTERNATIONAL GROUP INCORPORATED SERIES MTN                        5.45        05/18/2017           406,341
      600,000  AMERICAN INTERNATIONAL GROUP INCORPORATED SERIES MTN                        5.85        01/16/2018           484,478
       75,000  AON CORPORATION                                                             8.21        01/01/2027            78,360
       75,000  ASSURANT INCORPORATED                                                       6.75        02/15/2034            71,750
      150,000  CHUBB CORPORATION                                                           5.75        05/15/2018           163,488
       80,000  CHUBB CORPORATION                                                           6.00        05/11/2037            82,950
      350,000  CHUBB CORPORATION                                                           6.38        03/29/2067           339,938
      100,000  CHUBB CORPORATION SERIES 1                                                  6.50        05/15/2038           109,948

                   80 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
INSURANCE CARRIERS (continued)
$      50,000  CIGNA CORPORATION                                                           6.15%       11/15/2036   $        49,303
      500,000  CIGNA CORPORATION                                                           8.50        05/01/2019           607,879
       75,000  CINCINNATI FINANCIAL CORPORATION                                            6.92        05/15/2028            74,133
       65,000  CNA FINANCIAL CORPORATION                                                   5.85        12/15/2014            66,520
       50,000  CNA FINANCIAL CORPORATION                                                   6.00        08/15/2011            52,510
       50,000  CNA FINANCIAL CORPORATION                                                   6.50        08/15/2016            51,561
       45,000  CNA FINANCIAL CORPORATION                                                   7.35        11/15/2019            47,087
      180,000  GE GLOBAL INSURANCE HOLDINGS                                                7.00        02/15/2026           184,605
      100,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                              4.63        07/15/2013           103,301
       75,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                              5.95        10/15/2036            66,947
      750,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                              6.00        01/15/2019           759,108
      250,000  JEFFERSON-PILOT CORPORATION                                                 4.75        01/30/2014           254,247
       50,000  LINCOLN NATIONAL CORPORATION                                                6.25        02/15/2020            52,144
      120,000  LINCOLN NATIONAL CORPORATION                                                8.75        07/01/2019           144,687
      100,000  MARKEL CORPORATION                                                          7.13        09/30/2019           105,321
      300,000  MARSH & MCLENNAN COMPANIES INCORPORATED                                     9.25        04/15/2019           375,120
      250,000  METLIFE INCORPORATED                                                        5.00        11/24/2013           267,901
      100,000  METLIFE INCORPORATED                                                        6.13        12/01/2011           107,815
      280,000  METLIFE INCORPORATED                                                        6.38        06/15/2034           285,404
      600,000  METLIFE INCORPORATED                                                        6.40        12/15/2066           516,000
      500,000  METLIFE INCORPORATED                                                        6.75        06/01/2016           555,487
      500,000  METLIFE INCORPORATED SERIES A                                               6.82        08/15/2018           550,776
       75,000  NATIONWIDE FINANCIAL SERVICES                                               5.90        07/01/2012            79,055
      600,000  PRINCIPAL FINANCIAL GROUP INCORPORATED                                      7.88        05/15/2014           693,612
      500,000  PRINCIPAL LIFE INCOME FUNDING TRUSTS                                        5.30        04/24/2013           540,696
       75,000  PROGRESSIVE CORPORATION                                                     6.25        12/01/2032            77,844
      400,000  PROGRESSIVE CORPORATION                                                     6.70        06/15/2067           371,584
      500,000  PROTECTIVE LIFE CORPORATION                                                 7.38        10/15/2019           529,881
       75,000  PRUDENTIAL FINANCIAL INCORPORATED                                           2.75        01/14/2013            75,466
    1,000,000  PRUDENTIAL FINANCIAL INCORPORATED                                           3.63        09/17/2012         1,026,605
      100,000  PRUDENTIAL FINANCIAL INCORPORATED                                           3.88        01/14/2015           101,156
    1,000,000  PRUDENTIAL FINANCIAL INCORPORATED                                           4.75        09/17/2015         1,034,136
       30,000  PRUDENTIAL FINANCIAL INCORPORATED                                           6.20        01/15/2015            33,012
       55,000  PRUDENTIAL FINANCIAL INCORPORATED                                           7.38        06/15/2019            63,243
      105,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                                5.10        12/14/2011           109,720
       65,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                                6.63        12/01/2037            68,362
      500,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNB                               5.75        07/15/2033           480,833
      180,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNC                               5.40        06/13/2035           160,459
      100,000  REINSURANCE GROUP OF AMERICA INCORPORATED                                   6.45        11/15/2019           102,994
      180,000  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                   5.50        12/01/2015           198,811
      250,000  THE TRAVELERS COMPANIES INCORPORATED                                        6.25        03/15/2067           238,212
      100,000  THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                             5.38        06/15/2012           106,564
      150,000  THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                             5.75        12/15/2017           163,935
      365,000  THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                             6.25        06/15/2037           388,218
       75,000  TRANSATLANTIC HOLDINGS INCORPORATED                                         5.75        12/14/2015            78,196
      100,000  TRANSATLANTIC HOLDINGS INCORPORATED                                         8.00        11/30/2039           100,890
      250,000  UNITEDHEALTH GROUP INCORPORATED                                             5.80        03/15/2036           240,901
      500,000  UNITEDHEALTH GROUP INCORPORATED                                             6.00        02/15/2018           539,800
      150,000  UNITEDHEALTH GROUP INCORPORATED                                             6.63        11/15/2037           160,869
      100,000  UNITRIN INCORPORATED                                                        6.00        05/15/2017            94,334
      100,000  WELLPOINT INCORPORATED                                                      5.25        01/15/2016           106,928
       75,000  WELLPOINT INCORPORATED                                                      5.85        01/15/2036            73,236
      500,000  WELLPOINT INCORPORATED                                                      5.88        06/15/2017           543,596
       75,000  WILLIS NORTH AMERICA INCORPORATED                                           5.63        07/15/2015            76,990
      100,000  WR BERKLEY CORPORATION                                                      6.25        02/15/2037            87,391
                                                                                                                         21,083,850
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 81


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
MACHINE-DIVERSIFIED: 0.09%
$     200,000  DEERE & COMPANY                                                             4.38%       10/16/2019   $       201,163
      150,000  DEERE & COMPANY                                                             5.38        10/16/2029           151,352
    1,000,000  DEERE & COMPANY                                                             6.95        04/25/2014         1,168,106
      300,000  ILLINOIS TOOL WORKS INCORPORATED                                            5.15        04/01/2014           331,983
      155,000  ILLINOIS TOOL WORKS INCORPORATED                                            6.25        04/01/2019           176,637
                                                                                                                          2,029,241
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.10%
      500,000  AGILENT TECHNOLOGIES INCORPORATED                                           5.50        09/14/2015           537,702
       60,000  AGILENT TECHNOLOGIES INCORPORATED                                           6.50        11/01/2017            65,504
      500,000  BAXTER INTERNATIONAL INCORPORATED                                           5.38        06/01/2018           541,637
       50,000  BAXTER INTERNATIONAL INCORPORATED                                           5.90        09/01/2016            56,514
      350,000  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED                                6.13        07/01/2015           364,000
      725,000  NOVARTIS CAPITAL CORPORATION                                                4.13        02/10/2014           772,736
      100,000  ROPER INDUSTRIES INCORPORATED                                               6.63        08/15/2013           112,612
                                                                                                                          2,450,705
                                                                                                                    ---------------
MEDIA: 0.36%
      300,000  CBS CORPORATION                                                             7.88        07/30/2030           322,125
      800,000  HISTORIC TW INCORPORATED                                                    6.63        05/15/2029           846,102
      180,000  NEWS AMERICA INCORPORATED                                                   5.30        12/15/2014           198,007
      450,000  NEWS AMERICA INCORPORATED                                                   6.40        12/15/2035           465,469
      600,000  NEWS AMERICA INCORPORATED                                                   6.65        11/15/2037           636,043
      800,000  NEWS AMERICA INCORPORATED                                                   6.90        03/01/2019           918,986
      500,000  NEWS AMERICA INCORPORATED++                                                 6.90        08/15/2039           551,780
      500,000  REED ELSEVIER CAPITAL INCORPORATED                                          8.63        01/15/2019           625,633
      125,000  THOMSON REUTERS CORPORATION                                                 4.70        10/15/2019           126,510
      600,000  TIME WARNER CABLE INCORPORATED                                              6.20        07/01/2013           663,938
      800,000  TIME WARNER CABLE INCORPORATED                                              7.30        07/01/2038           907,292
      150,000  VIACOM INCORPORATED                                                         4.38        09/15/2014           157,104
      150,000  VIACOM INCORPORATED                                                         5.63        09/15/2019           158,634
      700,000  WALT DISNEY COMPANY                                                         4.50        12/15/2013           761,195
      500,000  WALT DISNEY COMPANY                                                         5.50        03/15/2019           548,831
      180,000  WALT DISNEY COMPANY                                                         6.38        03/01/2012           198,361
       75,000  WALT DISNEY COMPANY                                                         7.00        03/01/2032            88,715
      250,000  WALT DISNEY COMPANY SERIES MTN                                              5.63        09/15/2016           277,163
                                                                                                                          8,451,888
                                                                                                                    ---------------
MINING: 0.10%
      200,000  BARRICK AUSTRALIAN FINANCE PROPRIETARY LIMITED                              5.95        10/15/2039           196,094
    1,000,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                                 8.38        04/01/2017         1,085,000
      225,000  NEWMONT MINING CORPORATION                                                  5.13        10/01/2019           227,178
      475,000  NEWMONT MINING CORPORATION                                                  6.25        10/01/2039           474,727
      150,000  SOUTHERN COPPER CORPORATION                                                 7.50        07/27/2035           154,841
      130,000  VALE OVERSEAS LIMITED                                                       6.88        11/10/2039           132,408
                                                                                                                          2,270,248
                                                                                                                    ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.01%
      100,000  VULCAN MATERIALS COMPANY                                                    5.60        11/30/2012           106,431
       50,000  VULCAN MATERIALS COMPANY                                                    7.15        11/30/2037            53,339
                                                                                                                            159,770
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.26%
      500,000  3M COMPANY                                                                  4.50        11/01/2011           530,531
       75,000  3M COMPANY SERIES MTN                                                       5.70        03/15/2037            78,392

                   82 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
$     800,000  DANAHER CORPORATION                                                         5.40%       03/01/2019   $       865,688
      500,000  EATON CORPORATION                                                           5.60        05/15/2018           541,251
    1,360,000  GENERAL ELECTRIC COMPANY                                                    5.00        02/01/2013         1,459,601
      750,000  GENERAL ELECTRIC COMPANY                                                    5.25        12/06/2017           787,054
      500,000  HONEYWELL INTERNATIONAL INCORPORATED                                        3.88        02/15/2014           527,695
      500,000  INGERSOLL-RAND GLOBAL HOLDING COMPANY LIMITED                               9.50        04/15/2014           611,473
      200,000  KIMBERLY-CKARK                                                              6.13        08/01/2017           226,925
      200,000  TYCO INTERNATIONAL FINANCE SA                                               4.13        10/15/2014           209,601
      200,000  TYCO INTERNATIONAL FINANCE SA                                               6.38        10/15/2011           215,090
                                                                                                                          6,053,301
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 0.24%
      400,000  CVS CAREMARK CORPORATION                                                    5.75        06/01/2017           431,403
      250,000  CVS CAREMARK CORPORATION                                                    6.13        08/15/2016           276,166
      500,000  CVS CAREMARK CORPORATION                                                    6.13        09/15/2039           508,585
       65,000  CVS CAREMARK CORPORATION                                                    6.25        06/01/2027            68,227
      500,000  CVS CAREMARK CORPORATION                                                    6.60        03/15/2019           561,046
      500,000  STAPLES INCORPORATED                                                        9.75        01/15/2014           611,361
    1,000,000  TARGET CORPORATION                                                          5.88        03/01/2012         1,087,833
      500,000  TARGET CORPORATION                                                          6.00        01/15/2018           561,069
      800,000  WAL-MART STORES INCORPORATED                                                6.20        04/15/2038           875,956
      250,000  WALGREEN COMPANY                                                            4.88        08/01/2013           273,659
      250,000  WALGREEN COMPANY                                                            5.25        01/15/2019           267,153
                                                                                                                          5,522,458
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.07%
      100,000  UNITED PARCEL SERVICE INCORPORATED                                          4.50        01/15/2013           107,670
      100,000  UNITED PARCEL SERVICE INCORPORATED                                          5.50        01/15/2018           110,894
      795,000  UNITED PARCEL SERVICE INCORPORATED                                          6.20        01/15/2038           875,020
      500,000  UNITED PARCEL SERVICE INCORPORATED CLASS B                                  5.13        04/01/2019           540,748
                                                                                                                          1,634,332
                                                                                                                    ---------------
NETWORKING PRODUCTS: 0.09%
      600,000  CISCO SYSTEMS INCORPORATED                                                  4.95        02/15/2019           624,633
      775,000  CISCO SYSTEMS INCORPORATED                                                  5.50        02/22/2016           873,607
      500,000  CISCO SYSTEMS INCORPORATED                                                  5.90        02/15/2039           512,641
                                                                                                                          2,010,881
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.09%
      200,000  AMERICAN EXPRESS                                                            6.80        09/01/2066           188,000
    1,000,000  AMERICAN EXPRESS BANK FSB                                                   3.15        12/09/2011         1,039,990
      250,000  AMERICAN EXPRESS BANK FSB SERIES BKN1                                       5.55        10/17/2012           267,428
      500,000  AMERICAN EXPRESS CENTURION BANK SERIES BKN1                                 6.00        09/13/2017           529,898
      800,000  AMERICAN EXPRESS COMPANY                                                    7.00        03/19/2018           897,406
      150,000  AMERICAN EXPRESS COMPANY                                                    7.25        05/20/2014           171,003
      650,000  AMERICAN EXPRESS COMPANY                                                    8.13        05/20/2019           786,457
      500,000  AMERICAN EXPRESS CREDIT CORPORATION                                         5.13        08/25/2014           532,890
      100,000  AMERICAN EXPRESS CREDIT CORPORATION                                         5.30        12/02/2015           106,423
    1,000,000  AMERICAN EXPRESS CREDIT CORPORATION                                         7.30        08/20/2013         1,129,106
    1,000,000  AMERICAN EXPRESS CREDIT CORPORATION SERIES MTN                              5.88        05/02/2013         1,084,091
       65,000  AMERIPRISE FINANCIAL INCORPORATED                                           7.30        06/28/2019            74,749
      300,000  BOEING CAPITAL CORPORATION                                                  6.10        03/01/2011           316,523
      500,000  BP CAPITAL MARKETS PLC                                                      3.13        03/10/2012           519,291
      100,000  BRANCH BANKING & TRUST SERIES BKNT                                          5.63        09/15/2016           106,770
      200,000  CAPITAL ONE CAPITAL III                                                     7.69        08/15/2036           186,200

                   Wells Fargo Advantage Master Portfolios 83


Portfolio of Investments--February 28, 2010


DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
$      50,000  CAPITAL ONE CAPITAL IV                                                      6.75%       02/17/2037   $        41,500
      115,000  CAPITAL ONE FINANCIAL COMPANY SERIES MTN                                    5.70        09/15/2011           120,884
      300,000  CAPITAL ONE FINANCIAL CORPORATION                                           4.80        02/21/2012           312,710
      750,000  CATERPILLAR FINANCIAL SERVICES CORPORATION                                  6.13        02/17/2014           846,587
    1,000,000  CATERPILLAR FINANCIAL SERVICES CORPORATION                                  7.15        02/15/2019         1,181,844
      500,000  CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN                       4.90        08/15/2013           541,309
      275,000  CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN                       5.50        03/15/2016           302,478
       65,000  CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN                       4.75        02/17/2015            69,737
      500,000  CME GROUP INCORPORATED                                                      5.75        02/15/2014           553,060
      500,000  COUNTRYWIDE FINANCIAL CORPORATION SERIES MTN                                5.80        06/07/2012           532,469
      625,000  CREDIT SUISSE NEW YORK                                                      6.00        02/15/2018           656,579
    1,500,000  GENERAL ELECTRIC CAPITAL CORPORATION                                        1.80        03/11/2011         1,519,628
    1,500,000  GENERAL ELECTRIC CAPITAL CORPORATION                                        2.20        06/08/2012         1,533,611
    1,000,000  GENERAL ELECTRIC CAPITAL CORPORATION                                        2.63        12/28/2012         1,030,036
      500,000  GENERAL ELECTRIC CAPITAL CORPORATION                                        3.00        12/09/2011           518,773
    1,250,000  GENERAL ELECTRIC CAPITAL CORPORATION                                        4.80        05/01/2013         1,321,709
    1,500,000  GENERAL ELECTRIC CAPITAL CORPORATION                                        4.88        03/04/2015         1,575,144
      525,000  GENERAL ELECTRIC CAPITAL CORPORATION                                        5.00        11/15/2011           555,936
    1,000,000  GENERAL ELECTRIC CAPITAL CORPORATION                                        5.63        05/01/2018         1,028,309
    3,000,000  GENERAL ELECTRIC CAPITAL CORPORATION                                        5.88        02/15/2012         3,228,546
      800,000  GENERAL ELECTRIC CAPITAL CORPORATION                                        5.88        01/14/2038           742,714
    1,125,000  GENERAL ELECTRIC CAPITAL CORPORATION                                        5.90        05/13/2014         1,234,481
      500,000  GENERAL ELECTRIC CAPITAL CORPORATION                                        6.00        08/07/2019           523,128
    1,000,000  GENERAL ELECTRIC CAPITAL CORPORATION                                        6.88        01/10/2039         1,044,444
      650,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES GMTN                            6.15        08/07/2037           626,645
      500,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                             5.00        01/08/2016           520,249
    1,500,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                             5.63        09/15/2017         1,570,145
    1,200,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                             4.38        03/03/2012         1,254,757
    1,725,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                             6.00        06/15/2012         1,865,632
    1,600,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                             6.75        03/15/2032         1,646,451
      500,000  GMAC INCORPORATED                                                           1.75        10/30/2012           503,302
    1,000,000  GMAC LLC                                                                    2.20        12/19/2012         1,018,774
      200,000  HSBC FINANCE CAPITAL TRUST IX                                               5.91        11/30/2035           169,800
      325,000  HSBC FINANCE CORPORATION                                                    5.00        06/30/2015           341,017
    1,250,000  HSBC FINANCE CORPORATION                                                    6.38        10/15/2011         1,332,803
      800,000  HSBC FINANCE CORPORATION                                                    6.38        11/27/2012           882,002
    1,000,000  IBM INTERNATIONAL GROUP CAPITAL LLC                                         5.05        10/22/2012         1,090,433
      500,000  JOHN DEERE CAPITAL CORPORATION                                              2.88        06/19/2012           518,238
      250,000  JOHN DEERE CAPITAL CORPORATION                                              7.00        03/15/2012           278,208
      250,000  JOHN DEERE CAPITAL CORPORATION SERIES MTN                                   5.25        10/01/2012           272,510
      100,000  JOHN DEERE CAPITAL CORPORATION SERIES MTN                                   5.50        04/13/2017           108,857
      500,000  JOHN DEERE CAPITAL CORPORATION SERIES MTN                                   5.75        09/10/2018           550,802
    1,250,000  JPMORGAN CHASE BANK NATIONAL SERIES BKNT                                    6.00        10/01/2017         1,343,688
      180,000  JPMORGAN CHASE CAPITAL XV                                                   5.88        03/15/2035           161,488
      150,000  JPMORGAN CHASE CAPITAL XXII SERIES V                                        6.45        01/15/2087           137,025
      590,000  NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION                    5.50        07/01/2013           649,713
      400,000  NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION                   10.38        11/01/2018           539,050
      180,000  NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION SERIES MTN         7.25        03/01/2012           199,449
      150,000  NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION SERIES MTN         8.00        03/01/2032           181,560
       65,000  SLM CORPORATION SERIES MTN                                                  5.63        08/01/2033            50,006
      750,000  SLM CORPORATION SERIES MTN                                                  8.45        06/15/2018           733,634
      800,000  SLM CORPORATION SERIES MTN                                                  5.00        10/01/2013           749,288
      750,000  UNILEVER CAPITAL CORPORATION                                                3.65        02/15/2014           784,170
      100,000  UNILEVER CAPITAL CORPORATION                                                5.90        11/15/2032           106,081
                                                                                                                         49,137,618
                                                                                                                    ---------------

                   84 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
OFFICE EQUIPMENT: 0.10%
$     200,000  XEROX CORPORATION                                                           4.25%       02/15/2015   $       204,540
      570,000  XEROX CORPORATION                                                           5.50        05/15/2012           606,790
      200,000  XEROX CORPORATION                                                           5.63        12/15/2019           206,700
      150,000  XEROX CORPORATION                                                           6.35        05/15/2018           163,546
      250,000  XEROX CORPORATION                                                           6.75        02/01/2017           277,706
      100,000  XEROX CORPORATION                                                           6.75        12/15/2039           106,018
      570,000  XEROX CORPORATION                                                           8.25        05/15/2014           671,365
                                                                                                                          2,236,665
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 0.82%
      600,000  ANADARKO PETROLEUM CORPORATION                                              5.95        09/15/2016           656,032
      600,000  ANADARKO PETROLEUM CORPORATION                                              6.45        09/15/2036           629,043
      500,000  ANADARKO PETROLEUM CORPORATION                                              7.63        03/15/2014           580,213
      100,000  APACHE CORPORATION                                                          5.25        04/15/2013           108,582
       30,000  APACHE CORPORATION                                                          5.63        01/15/2017            33,194
      500,000  APACHE CORPORATION                                                          6.00        01/15/2037           534,102
      100,000  APACHE CORPORATION                                                          6.25        04/15/2012           110,060
      100,000  BAKER HUGHES INCORPORATION                                                  6.50        11/15/2013           115,334
       75,000  BAKER HUGHES INCORPORATION                                                  7.50        11/15/2018            90,983
      150,000  BJ SERVICES COMPANY                                                         6.00        06/01/2018           162,230
       65,000  CANADIAN NATURAL RESOURCES LIMITED                                          5.85        02/01/2035            64,324
      500,000  CENOVUS ENERGY INCORPORATED++                                               4.50        09/15/2014           526,294
      500,000  CENOVUS ENERGY INCORPORATED++                                               6.75        11/15/2039           549,416
      500,000  CHEVRON CORPORATION                                                         4.95        03/03/2019           529,017
      150,000  CONOCOPHILLIPS                                                              4.40        05/15/2013           160,537
      100,000  CONOCOPHILLIPS                                                              5.90        05/15/2038           103,784
    1,050,000  CONOCOPHILLIPS                                                              6.50        02/01/2039         1,179,598
      300,000  CONOCOPHILLIPS COMPANY                                                      6.95        04/15/2029           347,135
      750,000  CONOCOPHLLIPS COMPANY                                                       5.75        02/01/2019           823,363
      300,000  DEVON ENERGY CORPORATION                                                    6.30        01/15/2019           338,168
    1,180,000  DEVON FINANCING CORPORATION ULC                                             6.88        09/30/2011         1,280,612
      120,000  DEVON FINANCING CORPORATION ULC                                             7.88        09/30/2031           149,386
       65,000  DIAMOND OFFSHORE DRILLING INCORPORATED                                      5.88        05/01/2019            70,931
      500,000  EL PASO ENERGY CORPORATION++                                                5.90        04/01/2017           528,263
      150,000  EL PASO NATURAL GAS COMPANY                                                 5.95        04/15/2017           158,500
       75,000  EOG RESOURCES INCORPORATED                                                  5.63        06/01/2019            81,655
      150,000  EOG RESOURCES INCORPORATED                                                  6.88        10/01/2018           175,195
       75,000  EQT CORPORATION                                                             8.13        06/01/2019            89,753
      150,000  HALLIBURTON COMPANY                                                         6.15        09/15/2019           168,888
      650,000  HALLIBURTON COMPANY                                                         7.45        09/15/2039           809,399
      120,000  HESS CORPORATION                                                            7.30        08/15/2031           138,519
      180,000  HESS CORPORATION                                                            7.88        10/01/2029           218,320
      500,000  HESS CORPORATION                                                            8.13        02/15/2019           611,213
      700,000  MARATHON OIL CORPORATION                                                    7.50        02/15/2019           815,777
      500,000  NABORS INDUSTRIES INCORPORATED                                              9.25        01/15/2019           624,927
      120,000  NEXEN INCORPORATED                                                          7.88        03/15/2032           140,750
      350,000  NOBLE ENERGY INCORPORATED                                                   8.25        03/01/2019           424,792
      150,000  OCCIDENTAL PETROLEUM CORPORATION                                            4.13        06/01/2016           156,153
      180,000  OCCIDENTAL PETROLEUM CORPORATION                                            6.75        01/15/2012           198,206
      250,000  PC FINANCIAL PARTNERSHIP                                                    5.00        11/15/2014           266,746
       50,000  PRAXAIR INCORPORATED                                                        5.20        03/15/2017            53,689
      500,000  SHELL INTERNATIONAL FINANCE BV                                              4.30        09/22/2019           496,778
       65,000  TALISMAN ENERGY INCORPORATED                                                5.13        05/15/2015            68,953
       65,000  VALERO ENERGY CORPORATION                                                   4.50        02/01/2015            65,332
      500,000  VALERO ENERGY CORPORATION                                                   6.13        06/15/2017           518,604

                   Wells Fargo Advantage Master Portfolios 85


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
OIL & GAS EXTRACTION (continued)
$      65,000  VALERO ENERGY CORPORATION                                                   6.13%       02/01/2020   $        65,425
      500,000  VALERO ENERGY CORPORATION                                                   6.63        06/15/2037           479,586
      100,000  VALERO ENERGY CORPORATION                                                   7.50        04/15/2032           103,735
      100,000  VALERO ENERGY CORPORATION                                                   9.38        03/15/2019           120,146
      125,000  XTO ENERGY INCORPORATED                                                     4.90        02/01/2014           135,859
    1,000,000  XTO ENERGY INCORPORATED                                                     5.75        12/15/2013         1,118,420
      125,000  XTO ENERGY INCORPORATED                                                     6.10        04/01/2036           136,973
      500,000  XTO ENERGY INCORPORATED                                                     6.50        12/15/2018           579,325
      500,000  XTO ENERGY INCORPORATED                                                     6.75        08/01/2037           589,516
                                                                                                                         19,281,735
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS: 0.11%
       15,000  BEMIS COMPANY INCORPORATED                                                  5.65        08/01/2014            16,320
       10,000  BEMIS COMPANY INCORPORATED                                                  6.80        08/01/2019            11,298
      700,000  INTERNATIONAL PAPER COMAPNY                                                 7.50        08/15/2021           792,873
      180,000  INTERNATIONAL PAPER COMPANY                                                 5.30        04/01/2015           191,032
      500,000  INTERNATIONAL PAPER COMPANY                                                 7.95        06/15/2018           580,925
      300,000  KIMBERLY-CLARK CORPORATION                                                  5.00        08/15/2013           329,297
      200,000  KIMBERLY-CLARK CORPORATION                                                  6.63        08/01/2037           230,711
      100,000  KIMBERLY-CLARK CORPORATION                                                  7.50        11/01/2018           123,418
      200,000  PACTIV CORPORATION                                                          6.40        01/15/2018           215,053
                                                                                                                          2,490,927
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.14%
      350,000  ALBERTA ENERGY COMPANY LIMITED                                              7.38        11/01/2031           399,070
      500,000  CHEVRON CORPORATION                                                         3.95        03/03/2014           530,569
      500,000  CONOCOPHILLIPS                                                              4.60        01/15/2015           539,721
      500,000  DEVON ENERGY CORPORATION                                                    7.95        04/15/2032           630,025
       65,000  ENTERPRISE PRODUCTS OPERATING LP SERIES B                                   5.60        10/15/2014            70,828
      150,000  MARATHON OIL CORPORATION                                                    6.00        07/01/2012           163,188
      625,000  MARATHON OIL CORPORATION                                                    6.00        10/01/2017           666,553
       50,000  MARATHON OIL CORPORATION                                                    6.60        10/01/2037            53,174
      100,000  SEMPRA ENERGY                                                               6.00        02/01/2013           108,676
      100,000  SUNOCO INCORPORATED                                                         5.75        01/15/2017            99,514
                                                                                                                          3,261,318
                                                                                                                    ---------------
PIPELINES: 0.49%
      150,000  BOARDWALK PIPELINES LP                                                      5.75        09/15/2019           156,824
      100,000  BOARDWALK PIPELINES LP                                                      5.88        11/15/2016           107,271
      150,000  BUCKEYE PARTNERS LP                                                         5.50        08/15/2019           152,314
      100,000  BUCKEYE PARTNERS LP                                                         6.05        01/15/2018           105,562
       75,000  CENTERPOINT ENERGY RESOURCES CORPORATION SERIES B                           7.88        04/01/2013            86,456
       30,000  ENBRIDGE ENERGY PARTNERS LP                                                 5.20        03/15/2020            30,367
       65,000  ENBRIDGE ENERGY PARTNERS LP                                                 5.88        12/15/2016            70,395
    1,000,000  ENERGY TRANSFER PARTNERS LP                                                 9.00        04/15/2019         1,230,401
      500,000  ENTERPRISE PRODUCTS OPERATING LLC                                           4.60        08/01/2012           530,949
      500,000  ENTERPRISE PRODUCTS OPERATING LLC                                           5.25        01/31/2020           512,006
      500,000  ENTERPRISE PRODUCTS OPERATING LLC                                           6.13        10/15/2039           499,619
      250,000  ENTERPRISE PRODUCTS OPERATING LLC                                           6.65        04/15/2018           277,403
      100,000  ENTERPRISE PRODUCTS OPERATING LLC                                           7.55        04/15/2038           116,658
       75,000  ENTERPRISE PRODUCTS OPERATING LP SERIES B                                   6.88        03/01/2033            81,645
      100,000  EQUITABLE RESOURCES INCORPORATED                                            6.50        04/01/2018           109,218
      100,000  KANEB PIPE LINE OPERATING PARTNERSHIP LP                                    5.88        06/01/2013           104,621
      100,000  KINDER MORGAN ENERGY PARTNERS LP                                            5.00        12/15/2013           107,908
      500,000  KINDER MORGAN ENERGY PARTNERS LP                                            5.13        11/15/2014           537,823

                   86 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
PIPELINES (continued)
$   1,000,000  KINDER MORGAN ENERGY PARTNERS LP                                            5.80%       03/01/2021   $     1,054,906
      100,000  KINDER MORGAN ENERGY PARTNERS LP                                            5.80        03/15/2035            95,188
      500,000  KINDER MORGAN ENERGY PARTNERS LP                                            6.50        09/01/2039           519,502
      500,000  KINDER MORGAN ENERGY PARTNERS LP SERIES MTN                                 6.95        01/15/2038           547,278
      125,000  MAGELLAN MIDSTREAM PARTNERS LP                                              6.55        07/15/2019           138,453
      350,000  ONEOK PARTNERS LP                                                           8.63        03/01/2019           436,881
      150,000  PANHANDLE EAST PIPE LINE COMPANY LP                                         6.20        11/01/2017           161,397
       50,000  PLAINS ALL AMERICAN PIPELINE LP                                             6.13        01/15/2017            54,212
      150,000  PLAINS ALL AMERICAN PIPELINE LP                                             6.50        05/01/2018           164,493
      200,000  PLAINS ALL AMERICAN PIPELINE LP                                             6.65        01/15/2037           211,410
      150,000  PLAINS ALL AMERICAN PIPELINE LP                                             8.75        05/01/2019           185,431
      500,000  PLAINS ALL AMERICAN PIPELINE LP / PAA FINANCE CORPORATION                   4.25        09/01/2012           523,288
       45,000  PPL ELECTRIC UTILITIES CORPORATION                                          6.25        05/15/2039            48,294
       75,000  TEXAS EASTERN TRANSMISSION LP                                               7.00        07/15/2032            85,370
      444,000  THE WILLIAMS COMPANIES INCORPORATED                                         8.75        03/15/2032           561,359
    1,000,000  TRANSCANADA PIPELINES LIMITED                                               7.13        01/15/2019         1,174,671
      500,000  TRANSCANADA PIPELINES LIMITED                                               7.63        01/15/2039           617,221
                                                                                                                         11,396,794
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES: 0.15%
       25,000  ALCOA INCORPORATED                                                          5.55        02/01/2017            24,614
      300,000  ALCOA INCORPORATED                                                          5.90        02/01/2027           256,961
       25,000  ALCOA INCORPORATED                                                          5.95        02/01/2037            19,755
    1,200,000  ALCOA INCORPORATED                                                          6.00        07/15/2013         1,262,827
      250,000  ALCOA INCORPORATED                                                          6.50        06/01/2011           261,683
       50,000  ALCOA INCORPORATED                                                          6.75        07/15/2018            50,184
       75,000  ALCOA INCORPORATED                                                          6.75        01/15/2028            67,136
      150,000  ALLEGHENY TECHNOLOGIES INCORPORATED                                         9.38        06/01/2019           176,273
      350,000  ARCELORMITTAL                                                               7.00        10/15/2039           349,528
       50,000  COMMERCIAL METALS COMPANY                                                   6.50        07/15/2017            51,731
       20,000  CORNING INCORPORATED                                                        6.63        05/15/2019            22,466
      100,000  NUCOR CORPORATION                                                           5.00        06/01/2013           109,012
      500,000  NUCOR CORPORATION                                                           5.75        12/01/2017           547,505
      150,000  NUCOR CORPORATION                                                           5.85        06/01/2018           164,457
       50,000  NUCOR CORPORATION                                                           6.40        12/01/2037            54,844
                                                                                                                          3,418,976
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.03%
       65,000  RR DONNELLEY & SONS COMPANY                                                 5.50        05/15/2015            64,644
       50,000  RR DONNELLEY & SONS COMPANY                                                 6.13        01/15/2017            50,300
      600,000  RR DONNELLEY & SONS COMPANY                                                 8.60        08/15/2016           672,122
                                                                                                                            787,066
                                                                                                                    ---------------
RAILROAD TRANSPORTATION: 0.28%
      125,000  BURLINGTON NORTHERN SANTA FE CORPORATION                                    4.70        10/01/2019           125,282
      500,000  BURLINGTON NORTHERN SANTA FE CORPORATION                                    4.88        01/15/2015           535,585
      360,000  BURLINGTON NORTHERN SANTA FE CORPORATION                                    5.65        05/01/2017           389,816
      550,000  BURLINGTON NORTHERN SANTA FE CORPORATION                                    6.15        05/01/2037           581,571
      435,000  CANADIAN NATIONAL RAILWAY COMPANY                                           5.55        03/01/2019           470,384
      100,000  CSX CORPORATION                                                             5.60        05/01/2017           106,770
      100,000  CSX CORPORATION                                                             6.00        10/01/2036           100,392
       70,000  CSX CORPORATION                                                             6.15        05/01/2037            71,867
      250,000  CSX CORPORATION                                                             6.25        04/01/2015           280,177
      300,000  CSX CORPORATION                                                             6.30        03/15/2012           325,193
      500,000  CSX CORPORATION                                                             7.38        02/01/2019           584,913

                   Wells Fargo Advantage Master Portfolios 87


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
RAILROAD TRANSPORTATION (continued)
$     200,000  CSX CORPORATION                                                             7.45%       04/01/2038   $       242,260
      275,000  NORFOLK SOUTHERN CORPORATION                                                5.59        05/17/2025           276,390
      100,000  NORFOLK SOUTHERN CORPORATION                                                5.75        04/01/2018           108,109
       65,000  NORFOLK SOUTHERN CORPORATION                                                5.90        06/15/2019            71,507
      500,000  NORFOLK SOUTHERN CORPORATION                                                7.25        02/15/2031           589,298
      360,000  UNION PACIFIC CORPORATION                                                   4.88        01/15/2015           383,894
      200,000  UNION PACIFIC CORPORATION                                                   5.75        11/15/2017           217,451
       40,000  UNION PACIFIC CORPORATION                                                   6.15        05/01/2037            42,012
      600,000  UNION PACIFIC CORPORATION                                                   6.63        02/01/2029           648,989
      300,000  UNION PACIFIC CORPORATION                                                   7.88        01/15/2019           363,871
                                                                                                                          6,515,731
                                                                                                                    ---------------
REAL ESTATE: 0.13%
      150,000  AVALONBAY COMMUNITIES INCORPORATED                                          5.70        03/15/2017           158,644
      100,000  AVALONBAY COMMUNITIES INCORPORATED                                          6.10        03/15/2020           106,123
      185,000  AVALONBAY COMMUNITIES INCORPORATED SERIES MTN                               6.13        11/01/2012           200,819
      200,000  DUKE REALTY LP                                                              6.25        05/15/2013           212,107
       90,000  SIMON PROPERTY GROUP INCORPORATED                                           4.20        02/01/2015            91,072
      100,000  SIMON PROPERTY GROUP INCORPORATED                                           5.30        05/30/2013           106,661
      200,000  SIMON PROPERTY GROUP INCORPORATED                                           5.65        02/01/2020           198,787
      100,000  SIMON PROPERTY GROUP INCORPORATED                                           6.13        05/30/2018           104,965
      100,000  SIMON PROPERTY GROUP INCORPORATED                                           6.75        02/01/2040           100,502
       50,000  SIMON PROPERTY GROUP LP                                                     5.25        12/01/2016            50,398
      125,000  SIMON PROPERTY GROUP LP                                                     5.75        12/01/2015           134,071
      805,000  SIMON PROPERTY GROUP LP                                                     6.75        05/15/2014           892,043
      600,000  SIMON PROPERTY GROUP LP                                                    10.35        04/01/2019           766,485
                                                                                                                          3,122,677
                                                                                                                    ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.16%
      500,000  BOSTON PROPERTIES LP                                                        5.88        10/15/2019           518,856
      100,000  BOSTON PROPERTIES LP                                                        6.25        01/15/2013           109,690
      350,000  BRANDYWINE OPERATING PARTNERSHIP LP                                         7.50        05/15/2015           370,494
      500,000  HEALTH CARE PROPERTIES INCORPORATED SERIES MTN                              6.70        01/30/2018           501,937
      100,000  HEALTH CARE PROPERTY INVESTORS INCORPORATED                                 5.63        05/01/2017            96,386
      200,000  HEALTH CARE PROPERTY INVESTORS INCORPORATED                                 6.00        01/30/2017           193,967
       60,000  HEALTHCARE REALTY TRUST INCORPORATED                                        6.50        01/17/2017            61,851
       75,000  HEALTHCARE REALTY TRUST INCORPORATED                                        8.13        05/01/2011            79,489
       75,000  HOSPITALITY PROPERTIES TRUST                                                5.63        03/15/2017            69,383
      250,000  HOSPITALITY PROPERTIES TRUST                                                7.88        08/15/2014           268,482
      100,000  KIMCO REALTY CORPORATION                                                    6.88        10/01/2019           107,158
       75,000  LIBERTY PROPERTY LP                                                         5.50        12/15/2016            73,571
      150,000  LIBERTY PROPERTY LP                                                         6.63        10/01/2017           153,380
      150,000  MACK-CALI REALTY CORPORATION                                                7.75        08/15/2019           165,755
      100,000  NATIONAL RETAIL PROPERTIES INCORPORATED                                     6.88        10/15/2017           102,529
      150,000  PROLOGIS                                                                    7.38        10/30/2019           155,011
      100,000  PROLOGIS                                                                    7.63        08/15/2014           108,716
      300,000  PROLOGIS                                                                    5.63        11/15/2016           292,108
      100,000  PROLOGIS                                                                    6.63        05/15/2018            99,298
      100,000  REALTY INCOME CORPORATION                                                   5.95        09/15/2016           101,689
      100,000  REGENCY CENTERS LP                                                          5.88        06/15/2017            99,526
                                                                                                                          3,729,276
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.00%
      100,000  COOPER US INCORPORATED                                                      6.10        07/01/2017           110,334
                                                                                                                    ---------------

                   88 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.49%
$     180,000  BEAR STEARNS COMPANIES INCORPORATED                                         5.30%       10/30/2015   $       191,308
      600,000  BEAR STEARNS COMPANIES INCORPORATED                                         5.50        08/15/2011           635,403
       25,000  BEAR STEARNS COMPANIES INCORPORATED                                         5.55        01/22/2017            25,963
      120,000  BEAR STEARNS COMPANIES INCORPORATED                                         6.40        10/02/2017           132,486
      500,000  BEAR STEARNS COMPANIES INCORPORATED SERIES MTN                              6.95        08/10/2012           556,869
      425,000  CHARLES SCHWAB CORPORATION                                                  4.95        06/01/2014           456,582
      500,000  CREDIT SUISSE USA INCORPORATED                                              5.50        08/15/2013           550,072
    1,000,000  CREDIT SUISSE USA INCORPORATED                                              6.13        11/15/2011         1,079,460
      250,000  CREDIT SUISSE USA INCORPORATED                                              7.13        07/15/2032           290,842
       50,000  EATON VANCE CORPORATION                                                     6.50        10/02/2017            54,339
      200,000  GOLDMAN SACHS CAPITAL II                                                    5.79        12/29/2049           159,500
      500,000  GOLDMAN SACHS GROUP INCORPORATED                                            1.70        03/15/2011           506,088
    1,100,000  GOLDMAN SACHS GROUP INCORPORATED                                            3.25        06/15/2012         1,151,596
      700,000  GOLDMAN SACHS GROUP INCORPORATED                                            4.75        07/15/2013           739,173
      275,000  GOLDMAN SACHS GROUP INCORPORATED                                            5.35        01/15/2016           289,310
    1,000,000  GOLDMAN SACHS GROUP INCORPORATED                                            5.45        11/01/2012         1,072,432
      500,000  GOLDMAN SACHS GROUP INCORPORATED                                            5.75        10/01/2016           530,838
    1,070,000  GOLDMAN SACHS GROUP INCORPORATED                                            5.95        01/15/2027           994,631
    1,545,000  GOLDMAN SACHS GROUP INCORPORATED                                            6.00        05/01/2014         1,695,645
    1,250,000  GOLDMAN SACHS GROUP INCORPORATED                                            6.15        04/01/2018         1,320,389
    1,250,000  GOLDMAN SACHS GROUP INCORPORATED                                            6.25        09/01/2017         1,345,739
      450,000  GOLDMAN SACHS GROUP INCORPORATED                                            6.35        02/15/2034           402,608
    1,025,000  GOLDMAN SACHS GROUP INCORPORATED                                            6.60        01/15/2012         1,112,406
      925,000  GOLDMAN SACHS GROUP INCORPORATED                                            6.75        10/01/2037           896,848
      300,000  GOLDMAN SACHS GROUP INCORPORATED                                            7.50        02/15/2019           343,349
      150,000  JEFFERIES GROUP INCORPORATED                                                6.45        06/08/2027           132,886
      400,000  JEFFERIES GROUP INCORPORATED                                                8.50        07/15/2019           444,913
    1,000,000  MERRILL LYNCH & COMPANY INCORPORATED                                        5.45        02/05/2013         1,060,030
      450,000  MERRILL LYNCH & COMPANY INCORPORATED                                        5.45        07/15/2014           469,959
      500,000  MERRILL LYNCH & COMPANY INCORPORATED                                        5.70        05/02/2017           491,250
    1,000,000  MERRILL LYNCH & COMPANY INCORPORATED                                        6.05        08/15/2012         1,074,501
      250,000  MERRILL LYNCH & COMPANY INCORPORATED                                        6.05        05/16/2016           254,468
      300,000  MERRILL LYNCH & COMPANY INCORPORATED                                        6.11        01/29/2037           263,922
      100,000  MERRILL LYNCH & COMPANY INCORPORATED                                        6.22        09/15/2026            94,008
      500,000  MERRILL LYNCH & COMPANY INCORPORATED                                        6.40        08/28/2017           520,580
      500,000  MERRILL LYNCH & COMPANY INCORPORATED                                        7.75        05/14/2038           533,914
      500,000  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                             5.77        07/25/2011           527,298
      690,000  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                             6.88        04/25/2018           727,018
    1,000,000  MORGAN STANLEY                                                              2.25        03/13/2012         1,023,024
      300,000  MORGAN STANLEY                                                              3.25        12/01/2011           312,486
    1,500,000  MORGAN STANLEY                                                              4.20        11/20/2014         1,504,400
      525,000  MORGAN STANLEY                                                              5.38        10/15/2015           546,946
    1,300,000  MORGAN STANLEY                                                              6.00        05/13/2014         1,406,111
    1,500,000  MORGAN STANLEY                                                              6.60        04/01/2012         1,631,735
      120,000  MORGAN STANLEY                                                              7.25        04/01/2032           134,568
      400,000  MORGAN STANLEY                                                              7.30        05/13/2019           442,286
      500,000  MORGAN STANLEY SERIES EMTN                                                  5.45        01/09/2017           509,503
    1,500,000  MORGAN STANLEY SERIES MTN                                                   5.25        11/02/2012         1,603,257
      850,000  MORGAN STANLEY SERIES MTN                                                   5.55        04/27/2017           863,988
    1,000,000  MORGAN STANLEY SERIES MTN                                                   6.63        04/01/2018         1,063,983
      200,000  NASDAQ OMX GROUP INCORPORATED                                               4.00        01/15/2015           199,878
      100,000  NASDAQ OMX GROUP INCORPORATED                                               5.55        01/15/2020            99,371
      145,000  NOMURA HOLDINGS INCORPORATED                                                5.00        03/04/2015           146,454
       30,000  NOMURA HOLDINGS INCORPORATED                                                6.70        03/04/2020            30,607
      150,000  PACCAR FINANCIAL CORPORATION                                                1.95        12/17/2012           150,436
      100,000  RAYMOND JAMES FINANCIAL INCORPORATED                                        8.60        08/15/2019           113,492
                                                                                                                         34,911,148
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 89


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
SOFTWARE: 0.03%
$     100,000  ADOBE SYSTEMS INCORPORATED                                                  3.25%       02/01/2015   $       100,813
      125,000  ADOBE SYSTEMS INCORPORATED                                                  4.75        02/01/2020           124,215
      500,000  CA INCORPORATED                                                             5.38        12/01/2019           512,715
                                                                                                                            737,743
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.02%
      500,000  OWENS CORNING INCORPORATED                                                  6.50        12/01/2016           513,993
                                                                                                                    ---------------
SURGICAL & MEDICAL INSTRUMENTS & APPARATUS: 0.02%
      250,000  MEDTRONIC INCORPORATED                                                      4.50        03/15/2014           268,174
      150,000  STRYKER CORPORATION                                                         3.00        01/15/2015           152,105
      150,000  STRYKER CORPORATION                                                         4.38        01/15/2020           150,411
                                                                                                                            570,690
                                                                                                                    ---------------
TOBACCO PRODUCTS: 0.21%
    1,050,000  ALTRIA GROUP INCORPORATED                                                   9.70        11/10/2018         1,320,443
      500,000  ALTRIA GROUP INCORPORATED                                                  10.20        02/06/2039           676,686
      155,000  LORILLARD TOBACCO COMPANY                                                   8.13        06/23/2019           172,932
      125,000  PHILIP MORRIS INTERNATIONAL INCORPORATED                                    4.88        05/16/2013           134,652
      450,000  PHILIP MORRIS INTERNATIONAL INCORPORATED                                    5.65        05/16/2018           486,418
      400,000  PHILIP MORRIS INTERNATIONAL INCORPORATED                                    6.38        05/16/2038           437,618
      750,000  PHILIP MORRIS INTERNATIONAL INCORPORATED                                    6.88        03/17/2014           864,698
      200,000  REYNOLDS AMERICAN INCORPORATED                                              7.25        06/15/2037           206,516
      500,000  REYNOLDS AMERICAN INCORPORATED                                              7.63        06/01/2016           564,401
      100,000  UST INCORPORATED                                                            5.75        03/01/2018            99,494
                                                                                                                          4,963,858
                                                                                                                    ---------------
TRANSPORTATION BY AIR: 0.05%
      146,968  CONTINENTAL AIRLINES INCORPORATED                                           9.00        07/08/2016           157,256
       75,000  CONTINENTAL AIRLINES INCORPORATED SERIES A                                  5.98        10/19/2023            72,188
       96,910  DELTA AIR LINES INCORPORATED                                                6.82        08/10/2022            92,792
      200,000  DELTA AIR LINES INCORPORATED                                                7.75        12/17/2019           205,000
       20,000  FEDEX CORPORATION                                                           7.38        01/15/2014            23,112
      400,000  FEDEX CORPORATION                                                           8.00        01/15/2019           493,474
      196,301  NORTHWEST AIRLINES INCORPORATED                                             7.03        11/01/2019           174,708
                                                                                                                          1,218,530
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 0.26%
    1,200,000  DAIMLER FINANCE NA LLC                                                      5.75        09/08/2011         1,271,629
      100,000  DAIMLER FINANCE NA LLC                                                      5.88        03/15/2011           104,156
      330,000  DAIMLER FINANCE NA LLC                                                      6.50        11/15/2013           367,891
      200,000  DAIMLER FINANCE NA LLC                                                      7.30        01/15/2012           218,344
      225,000  DAIMLER FINANCE NA LLC                                                      8.50        01/18/2031           280,494
       35,000  GENERAL DYNAMICS CORPORATION                                                1.80        07/15/2011            35,467
      500,000  GENERAL DYNAMICS CORPORATION                                                5.25        02/01/2014           554,039
      100,000  HONEYWELL INTERNATIONAL INCORPORATED                                        4.25        03/01/2013           106,645
      500,000  HONEYWELL INTERNATIONAL INCORPORATED                                        5.00        02/15/2019           523,115
      100,000  HONEYWELL INTERNATIONAL INCORPORATED                                        5.30        03/01/2018           107,475
      250,000  HONEYWELL INTERNATIONAL INCORPORATED                                        5.70        03/15/2037           253,805
      600,000  UNITED TECHNOLOGIES CORPORATION                                             4.88        05/01/2015           658,283
      565,000  UNITED TECHNOLOGIES CORPORATION                                             6.13        02/01/2019           637,484
      500,000  UNITED TECHNOLOGIES CORPORATION                                             6.13        07/15/2038           537,050
      430,000  UNITED TECHNOLOGIES CORPORATION                                             7.50        09/15/2029           528,826
                                                                                                                          6,184,703
                                                                                                                    ---------------

                   90 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.01%
$      25,000  MARTIN MARIETTA MATERIALS INCORPORATED                                      6.25%       05/01/2037   $        23,628
      125,000  MARTIN MARIETTA MATERIALS INCORPORATED                                      6.60        04/15/2018           134,403
                                                                                                                            158,031
                                                                                                                    ---------------
TOTAL CORPORATE BONDS & NOTES (COST $510,036,527)                                                                       530,444,904
                                                                                                                    ---------------
FOREIGN CORPORATE BONDS: 2.77%
      150,000  ALBERTA ENERGY COMPANY LIMITED                                              8.13        09/15/2030           180,895
      180,000  ALCAN INCORPORATED                                                          5.00        06/01/2015           189,050
      600,000  ALCAN INCORPORATED                                                          6.13        12/15/2033           607,085
      800,000  AMERICA MOVIL SAB DE CV                                                     5.63        11/15/2017           839,748
      100,000  AMERICA MOVIL SAB DE CV                                                     6.13        11/15/2037            99,277
       75,000  ANADARKO FINANCE COMPANY SERIES B                                           6.75        05/01/2011            79,303
      325,000  ANADARKO FINANCE COMPANY SERIES B                                           7.50        05/01/2031           366,089
      750,000  ARCELORMITTAL                                                               5.38        06/01/2013           797,210
      425,000  ARCELORMITTAL                                                               9.00        02/15/2015           510,824
      250,000  ARCELORMITTAL                                                               9.85        06/01/2019           314,990
      500,000  ASTRAZENECA PLC                                                             5.40        09/15/2012           547,298
       75,000  ASTRAZENECA PLC                                                             5.40        06/01/2014            83,567
      500,000  ASTRAZENECA PLC                                                             5.90        09/15/2017           566,364
      850,000  ASTRAZENECA PLC                                                             6.45        09/15/2037           957,282
      150,000  AXA SA                                                                      8.60        12/15/2030           179,409
       65,000  AXIS CAPITAL HOLDINGS LIMITED                                               5.75        12/01/2014            68,508
      295,000  BANK OF NOVA SCOTIA                                                         2.25        01/22/2013           299,290
      450,000  BANK OF NOVA SCOTIA                                                         3.40        01/22/2015           459,286
      600,000  BARCLAYS BANK PLC                                                           5.20        07/10/2014           641,840
      300,000  BARCLAYS BANK PLC                                                           5.45        09/12/2012           325,413
      750,000  BARCLAYS BANK PLC                                                           6.75        05/22/2019           828,335
      700,000  BARRICK GOLD CORPORATION                                                    6.95        04/01/2019           805,046
      150,000  BHP BILLITON FINANCE USA LIMITED                                            5.25        12/15/2015           165,764
      200,000  BHP BILLITON FINANCE USA LIMITED                                            5.40        03/29/2017           217,704
    1,150,000  BHP BILLITON FINANCE USA LIMITED                                            5.50        04/01/2014         1,272,614
      200,000  BHP BILLITON FINANCE USA LIMITED                                            6.50        04/01/2019           229,940
      250,000  BP CAPITAL MARKETS PLC                                                      1.55        08/11/2011           252,515
      200,000  BP CAPITAL MARKETS PLC                                                      3.63        05/08/2014           208,658
      200,000  BP CAPITAL MARKETS PLC                                                      3.88        03/10/2015           209,017
      150,000  BP CAPITAL MARKETS PLC                                                      4.75        03/10/2019           154,987
      500,000  BRITISH TELECOMMUNICATIONS PLC                                              5.95        01/15/2018           517,626
      600,000  BRITISH TELECOMMUNICATIONS PLC                                              9.63        12/15/2030           761,530
      125,000  BROOKFIELD ASSET MANAGEMENT INCORPORATED                                    5.80        04/25/2017           119,412
      100,000  BURLINGTON RESOURCES FINANCE COMPANY                                        6.50        12/01/2011           109,282
      500,000  BURLINGTON RESOURCES FINANCE COMPANY                                        7.20        08/15/2031           575,819
      350,000  CANADIAN NATIONAL RAILWAY COMPANY                                           6.38        11/15/2037           394,883
       65,000  CANADIAN NATURAL RESOURCES LIMITED                                          4.90        12/01/2014            70,292
    1,150,000  CANADIAN NATURAL RESOURCES LIMITED                                          5.70        05/15/2017         1,242,572
      500,000  CANADIAN NATURAL RESOURCES LIMITED                                          6.25        03/15/2038           520,324
      360,000  CANADIAN PACIFIC RAILWAY COMPANY                                            5.75        03/15/2033           350,585
       65,000  CANADIAN PACIFIC RAILWAY COMPANY                                            5.95        05/15/2037            63,876
       65,000  CANADIAN PACIFIC RAILWAY COMPANY                                            7.25        05/15/2019            74,932
       65,000  CELULOSA ARAUCO Y CONSTITUCION SA                                           5.63        04/20/2015            69,099
    1,325,000  CONOCO FUNDING COMPANY                                                      6.35        10/15/2011         1,438,685
      150,000  CONOCOPHILLIPS CANADA                                                       5.63        10/15/2016           167,575
      100,000  COVIDIEN INTERNATIONAL FINANCE SA                                           5.45        10/15/2012           109,810
      350,000  COVIDIEN INTERNATIONAL FINANCE SA                                           6.00        10/15/2017           386,533
       50,000  COVIDIEN INTERNATIONAL FINANCE SA                                           6.55        10/15/2037            56,633
      250,000  CREDIT SUISSE                                                               5.40        01/14/2020           251,090

                   Wells Fargo Advantage Master Portfolios 91


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FOREIGN CORPORATE BONDS (continued)
$   1,200,000  CREDIT SUISSE (NEW YORK)                                                    5.50%       05/01/2014   $     1,310,917
    1,000,000  DEUTSCHE BANK AG LONDON                                                     4.88        05/20/2013         1,075,253
      500,000  DEUTSCHE BANK AG LONDON                                                     6.00        09/01/2017           551,552
      275,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                   5.75        03/23/2016           296,919
      830,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                   8.75        06/15/2030         1,051,930
       50,000  DIAGEO CAPITAL PLC                                                          5.20        01/30/2013            54,468
    1,050,000  DIAGEO CAPITAL PLC                                                          5.75        10/23/2017         1,141,356
       75,000  DIAGEO CAPITAL PLC                                                          5.88        09/30/2036            78,494
      125,000  DIAGEO FINANCE BV                                                           5.30        10/28/2015           139,152
      500,000  DIAGEO PLC                                                                  7.38        01/15/2014           588,794
      500,000  EMBRAER OVERSEAS LIMITED                                                    6.38        01/15/2020           499,375
      100,000  ENBRIDGE INCORPORATED                                                       5.60        04/01/2017           109,176
      400,000  ENCANA CORPORATION                                                          6.50        05/15/2019           451,871
      350,000  ENCANA CORPORATION                                                          6.50        02/01/2038           379,052
      154,000  ENCANA HOLDINGS FINANCE CORPORATION                                         5.80        05/01/2014           171,106
      100,000  FALCONBRIDGE LIMITED                                                        6.00        10/15/2015           107,916
      500,000  FRANCE TELECOM SA                                                           4.38        07/08/2014           531,101
      750,000  FRANCE TELECOM SA                                                           7.75        03/01/2011           800,234
      575,000  FRANCE TELECOM SA                                                           8.50        03/01/2031           762,076
      350,000  FRANCE TELECOM SA                                                           5.38        07/08/2019           370,588
      250,000  GRUPO TELEVISA SA                                                           6.00        05/15/2018           257,423
    1,000,000  HSBC HOLDINGS PLC                                                           6.50        05/02/2036         1,030,351
      850,000  HSBC HOLDINGS PLC                                                           6.50        09/15/2037           872,066
      105,000  HUSKY ENERGY INCORPORATED                                                   5.90        06/15/2014           115,143
      100,000  HUSKY ENERGY INCORPORATED                                                   6.80        09/15/2037           109,848
      365,000  HUSKY ENERGY INCORPORATED                                                   7.25        12/15/2019           425,647
      941,510  ICICI BANK LIMITED++                                                        6.63        10/03/2012         1,058,490
      100,000  LAFARGE SA                                                                  6.15        07/15/2011           104,848
       75,000  LAFARGE SA                                                                  6.50        07/15/2016            80,840
      100,000  NEXEN INCORPORATED                                                          5.65        05/15/2017           106,410
       80,000  NEXEN INCORPORATED                                                          6.20        07/30/2019            86,675
      100,000  NEXEN INCORPORATED                                                          6.40        05/15/2037           101,021
      560,000  NEXEN INCORPORATED                                                          7.50        07/30/2039           643,579
      250,000  NOBLE HOLDINGS INTERNATIONAL LIMITED CORPORATION                            7.38        03/15/2014           288,757
      500,000  NOKIA CORPORATION                                                           5.38        05/15/2019           520,765
      250,000  NORSK HYDRO ASA                                                             6.80        01/15/2028           282,665
      500,000  NOVARTIS SECURITIES INVESTMENT LIMITED                                      5.13        02/10/2019           527,552
       75,000  ORIX CORPORATION                                                            5.48        11/22/2011            76,990
      400,000  PETRO CANADA                                                                6.80        05/15/2038           439,725
      120,000  PETROLEOS MEXICANOS++                                                       6.00        03/05/2020           122,040
      100,000  PHILIPS ELECTRONICS NV                                                      6.88        03/11/2038           112,984
       50,000  POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                             5.25        05/15/2014            54,359
       75,000  POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                             5.88        12/01/2036            73,751
       65,000  POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                             6.50        05/15/2019            73,068
      750,000  RIO TINTO FINANCE USA LIMITED                                               6.50        07/15/2018           845,600
    1,225,000  RIO TINTO FINANCE USA LIMITED                                               8.95        05/01/2014         1,486,477
      130,000  RIO TINTO FINANCE USA LIMITED                                               9.00        05/01/2019           168,467
      500,000  ROGERS WIRELESS INCORPORATED                                                7.50        03/15/2015           591,482
      200,000  ROYAL BANK CANADA                                                           5.65        07/20/2011           213,875
      360,000  ROYAL BANK OF SCOTLAND GROUP PLC                                            5.00        10/01/2014           330,301
      375,000  ROYAL KPN NV                                                                8.38        10/01/2030           467,547
      950,000  SHELL INTERNATIONAL FINANCE                                                 4.00        03/21/2014         1,004,816
      500,000  SHELL INTERNATIONAL FINANCE                                                 4.95        03/22/2012           539,113
      750,000  SHELL INTERNATIONAL FINANCE                                                 6.38        12/15/2038           837,179
      150,000  STATOILHYDRO ASA                                                            3.88        04/15/2014           158,060
      815,000  STATOILHYDRO ASA                                                            5.25        04/15/2019           859,446

                   92 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FOREIGN CORPORATE BONDS (continued)
$     400,000  SUNCOR ENERGY INCORPORATED                                                  5.45%       06/10/2019   $       417,321
       75,000  SUNCOR ENERGY INCORPORATED                                                  5.95        12/01/2034            74,225
      500,000  SUNCOR ENERGY INCORPORATED                                                  6.10        06/01/2018           543,323
      150,000  SUNCOR ENERGY INCORPORATED                                                  6.50        06/15/2038           159,072
      250,000  SUNCOR ENERGY INCORPORATED                                                  6.85        06/01/2039           276,136
      400,000  TALISMAN ENERGY INCORPORATED                                                6.25        02/01/2038           401,024
       65,000  TALISMAN ENERGY INCORPORATED                                                7.75        06/01/2019            77,442
      200,000  TELECOM ITALIA CAPITAL SA                                                   5.25        10/01/2015           209,903
      150,000  TELECOM ITALIA CAPITAL SA                                                   6.00        09/30/2034           136,919
      350,000  TELECOM ITALIA CAPITAL SA                                                   6.20        07/18/2011           369,997
    1,000,000  TELECOM ITALIA CAPITAL SA                                                   7.18        06/18/2019         1,104,158
      500,000  TELECOM ITALIA CAPITAL SA                                                   7.72        06/04/2038           555,365
      930,000  TELEFONICA EMISIONES SAU                                                    4.95        01/15/2015           987,943
       50,000  TELEFONICA EMISIONES SAU                                                    5.98        06/20/2011            52,791
      150,000  TELEFONICA EMISIONES SAU                                                    6.42        06/20/2016           167,877
      550,000  TELEFONICA EMISIONES SAU                                                    7.05        06/20/2036           611,378
      120,000  TELEFONICA EUROPE BV                                                        8.25        09/15/2030           148,671
      645,000  TELEFONICA SA                                                               5.88        07/15/2019           680,778
       65,000  TELEFONOS DE MEXICO SA DE CV                                                5.50        01/27/2015            69,467
      126,000  TELUS CORPORATION                                                           8.00        06/01/2011           136,046
      200,000  THOMSON REUTERS CORPORATION                                                 5.70        10/01/2014           222,091
      500,000  THOMSON REUTERS CORPORATION                                                 6.50        07/15/2018           567,443
    1,000,000  TOTAL CAPITAL SA                                                            3.13        10/02/2015         1,001,103
       65,000  TRANSCANADA PIPELINES LIMITED                                               4.88        01/15/2015            69,890
      100,000  TRANSCANADA PIPELINES LIMITED                                               5.60        03/31/2034            97,039
      585,000  TRANSCANADA PIPELINES LIMITED                                               6.20        10/15/2037           617,814
      600,000  TRANSOCEAN INCORPORATED                                                     6.00        03/15/2018           650,300
      120,000  TRANSOCEAN INCORPORATED                                                     7.50        04/15/2031           140,102
      400,000  TYCO INTERNATIONAL GROUP SA                                                 6.00        11/15/2013           445,403
      500,000  UBS AG STAMFORD CT                                                          3.88        01/15/2015           502,740
    1,000,000  UBS AG STAMFORD CT SERIES                                                   5.88        12/20/2017         1,041,811
    1,000,000  UFJ FINANCE ARUBA AEC                                                       6.75        07/15/2013         1,123,150
      855,000  VALE OVERSEAS LIMITED                                                       6.25        01/23/2017           905,201
    1,010,000  VALE OVERSEAS LIMITED                                                       6.88        11/21/2036         1,025,387
      250,000  VODAFONE GROUP PLC                                                          4.15        06/10/2014           261,707
      180,000  VODAFONE GROUP PLC                                                          4.63        07/15/2018           178,783
    1,000,000  VODAFONE GROUP PLC                                                          5.00        12/16/2013         1,076,567
       75,000  VODAFONE GROUP PLC                                                          5.38        01/30/2015            81,314
      500,000  VODAFONE GROUP PLC                                                          5.63        02/27/2017           539,315
      400,000  VODAFONE GROUP PLC<<                                                        6.15        02/27/2037           410,676
      250,000  VODAFONE GROUP PLC                                                          7.88        02/15/2030           301,450
      100,000  WEATHERFORD INTERNATIONAL LIMITED                                           6.00        03/15/2018           105,600
      300,000  WEATHERFORD INTERNATIONAL LIMITED                                           6.50        08/01/2036           299,226
       50,000  WEATHERFORD INTERNATIONAL LIMITED                                           7.00        03/15/2038            52,209
      500,000  WEATHERFORD INTERNATIONAL LIMITED                                           9.63        03/01/2019           637,022
      100,000  XL CAPITAL LIMITED                                                          5.25        09/15/2014           103,393
      100,000  XL CAPITAL LIMITED                                                          6.25        05/15/2027            95,630
TOTAL FOREIGN CORPORATE BONDS (COST $62,002,631)                                                                         65,008,758
                                                                                                                    ---------------
FOREIGN GOVERNMENT BONDS@: 24.48%
      500,000  AUSTRALIA COMMONWEALTH (AUD)                                                5.75        05/15/2021           455,839
      600,000  AUSTRALIA COMMONWEALTH (AUD)                                                6.25        06/15/2014           562,756
      600,000  AUSTRALIA COMMONWEALTH (AUD)                                                6.50        05/15/2013           564,203
    1,000,000  AUSTRALIA GOVERNMENT BOND SERIES 122 (AUD)                                  5.25        03/15/2019           884,137
      400,000  AUSTRALIA GOVERNMENT BOND SERIES 217 (AUD)                                  6.00        02/15/2017           372,199

                   Wells Fargo Advantage Master Portfolios 93


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FOREIGN GOVERNMENT BONDS@ (continued)
      748,000  AUSTRALIA GOVERNMENT BOND SERIES 611 (AUD)                                  5.75%       06/15/2011   $       683,108
      600,000  AUSTRALIA GOVERNMENT BOND SERIES 123 (AUD)                                  5.75        04/15/2012           550,545
    1,000,000  BELGIUM (KINGDOM) (EUR)                                                     3.25        09/28/2016         1,388,611
    1,200,000  BELGIUM (KINGDOM) (EUR)                                                     3.75        09/28/2020         1,645,189
    1,800,000  BELGIUM (KINGDOM) (EUR)                                                     4.00        03/28/2014         2,632,318
      500,000  BELGIUM (KINGDOM) (EUR)                                                     4.00        03/28/2022           697,369
    2,000,000  BELGIUM (KINGDOM) (EUR)                                                     5.00        09/28/2012         2,973,436
      885,000  BELGIUM GOVERNMENT BOND SERIES 31 (EUR)                                     5.50        03/28/2028         1,416,308
      700,000  BELGIUM GOVERNMENT BOND SERIES 40 (EUR)                                     5.50        09/28/2017         1,104,040
    1,000,000  BELGIUM GOVERNMENT BOND SERIES 43 (EUR)                                     4.25        09/28/2014         1,476,301
      680,000  BELGIUM GOVERNMENT BOND SERIES 44 (EUR)                                     5.00        03/28/2035         1,033,477
    1,050,000  BELGIUM GOVERNMENT BOND SERIES 49 (EUR)                                     4.00        03/28/2017         1,515,016
      500,000  BELGIUM GOVERNMENT BOND SERIES 56 (EUR)                                     3.50        03/28/2015           712,824
    1,000,000  BONOS Y OBLIGACIONES DEL ESTADO (EUR)                                       4.25        01/31/2014         1,452,299
    2,500,000  BONOS Y OBLIGACIONES DEL ESTADO (EUR)                                       4.30        10/31/2019         3,538,486
    1,500,000  BONOS Y OBLIGACIONES DEL ESTADO (EUR)                                       4.60        07/30/2019         2,175,140
    1,000,000  BUNDESOBLIGATION (EUR)                                                      2.25        04/11/2014         1,388,270
    2,000,000  BUNDESOBLIGATION (EUR)                                                      2.50        10/10/2014         2,783,186
    2,000,000  BUNDESOBLIGATION (EUR)                                                      3.50        04/08/2011         2,810,146
    1,000,000  BUNDESOBLIGATION (EUR)                                                      3.50        10/14/2011         1,421,604
    2,000,000  BUNDESREPUBLIK DEUTSCHLAND (EUR)                                            3.50        07/04/2019         2,819,079
    1,500,000  BUNDESREPUBLIK DEUTSCHLAND (EUR)                                            3.75        07/04/2013         2,188,574
    1,500,000  BUNDESREPUBLIK DEUTSCHLAND (EUR)                                            4.00        10/11/2013         2,213,982
    1,500,000  BUNDESREPUBLIK DEUTSCHLAND (EUR)                                            4.25        07/04/2014         2,237,879
    1,500,000  BUNDESREPUBLIK DEUTSCHLAND (EUR)                                            4.25        07/04/2017         2,246,907
      300,000  BUNDESREPUBLIK DEUTSCHLAND (EUR)                                            4.75        07/04/2040           472,755
      500,000  BUNDESREPUBLIK DEUTSCHLAND (EUR)                                            6.50        07/04/2027           914,477
      700,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                                  5.50        01/04/2031         1,168,902
      750,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                                  6.25        01/04/2030         1,355,193
    1,550,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 01 (EUR)                                  5.00        07/04/2011         2,231,429
    1,400,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                                  5.00        01/04/2012         2,048,883
    1,000,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                                  5.00        07/04/2012         1,483,600
    2,140,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                                  4.25        01/04/2014         3,183,120
    2,200,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                                  4.50        01/04/2013         3,258,227
      660,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                                  4.75        07/04/2034         1,016,121
    1,600,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 04 (EUR)                                  3.75        01/04/2015         2,340,927
      800,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                                  3.25        07/04/2015         1,143,971
    1,000,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                                  3.50        01/04/2016         1,444,384
    1,100,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                                  4.00        01/04/2037         1,525,720
    1,200,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 06 (EUR)                                  4.00        07/04/2016         1,776,692
    1,100,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 07 (EUR)                                  4.25        07/04/2039         1,601,614
    1,700,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 08 (EUR)                                  4.25        07/04/2018         2,538,392
    1,500,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 09 (EUR)                                  3.75        01/04/2019         2,158,365
      655,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 94 (EUR)                                  6.25        01/04/2024         1,155,771
      700,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                                  5.63        01/04/2028         1,174,011
    2,000,000  BUNDESSCHATZANWEISUNGEN (EUR)                                               1.25        09/16/2011         2,744,542
    1,500,000  BUNDESSCHATZANWEISUNGEN (EUR)                                               1.50        06/10/2011         2,065,555
    1,000,000  BUONI POLIENNALI DEL TES (EUR)                                              2.50        07/01/2012         1,384,353
    1,300,000  BUONI POLIENNALI DEL TES (EUR)                                              3.00        03/01/2012         1,822,308
    2,000,000  BUONI POLIENNALI DEL TES (EUR)                                              4.25        09/01/2019         2,814,449
      400,000  BUONI POLIENNALI DEL TES (EUR)                                              4.50        08/01/2018           580,145
    1,100,000  CANADIAN GOVERNMENT BOND (CAD)                                              1.00        09/01/2011         1,046,108
    1,800,000  CANADIAN GOVERNMENT BOND (CAD)                                              1.25        06/01/2011         1,720,863
      900,000  CANADIAN GOVERNMENT BOND (CAD)                                              2.00        09/01/2012           864,067
      600,000  CANADIAN GOVERNMENT BOND (CAD)                                              2.00        12/01/2014           558,259

                   94 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FOREIGN GOVERNMENT BONDS@ (continued)
    1,500,000  CANADIAN GOVERNMENT BOND (CAD)                                              3.00%       06/01/2014   $     1,463,776
    1,000,000  CANADIAN GOVERNMENT BOND (CAD)                                              3.50        06/01/2020           948,898
    1,000,000  CANADIAN GOVERNMENT BOND (CAD)                                              3.75        06/01/2019           978,616
    1,300,000  CANADIAN GOVERNMENT BOND (CAD)                                              4.00        06/01/2016         1,317,038
      500,000  CANADIAN GOVERNMENT BOND (CAD)                                              4.00        06/01/2041           476,331
      500,000  CANADIAN GOVERNMENT BOND (CAD)                                              4.25        06/01/2018           510,378
      700,000  CANADIAN GOVERNMENT BOND (CAD)                                              5.00        06/01/2037           774,377
    1,000,000  CANADIAN GOVERNMENT BOND (CAD)                                              5.25        06/01/2013         1,048,955
      500,000  CANADIAN GOVERNMENT BOND (CAD)                                              5.75        06/01/2029           584,509
      600,000  CANADIAN GOVERNMENT BOND (CAD)                                              5.75        06/01/2033           714,087
    1,000,000  CANADIAN GOVERNMENT BOND (CAD)                                              6.00        06/01/2011         1,012,174
       95,000  CANADIAN GOVERNMENT BOND (CAD)                                              8.00        06/01/2023           129,507
      593,000  CANADIAN GOVERNMENT BOND (CAD)                                              8.00        06/01/2027           842,988
    2,000,000  DENMARK GOVERNMENT BOND (DKK)                                               4.00        11/15/2012           388,655
    2,925,000  DENMARK GOVERNMENT BOND (DKK)                                               4.00        11/15/2015           572,250
    1,500,000  DENMARK GOVERNMENT BOND (DKK)                                               4.00        11/15/2017           290,977
    3,500,000  DENMARK GOVERNMENT BOND (DKK)                                               4.00        11/15/2019           671,806
    5,000,000  DENMARK GOVERNMENT BOND (DKK)                                               4.50        11/15/2039         1,000,513
    4,000,000  DENMARK GOVERNMENT BOND (DKK)                                               5.00        11/15/2013           808,301
    3,450,000  DENMARK GOVERNMENT BOND (DKK)                                               6.00        11/15/2011           682,216
      500,000  DENMARK GOVERNMENT BOND (DKK)                                               7.00        11/10/2024           125,893
    1,000,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            3.00        07/12/2014         1,413,025
      700,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            3.25        04/25/2016           986,601
    1,500,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            3.50        07/12/2011         2,119,926
    1,000,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            3.50        04/25/2015         1,437,086
      500,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            3.75        10/25/2019           701,801
    1,000,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            3.75        04/25/2021         1,392,832
    1,500,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            4.00        04/25/2013         2,196,110
    1,500,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            4.00        10/25/2013         2,200,359
    2,700,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            4.00        04/25/2014         3,968,182
    2,000,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            4.00        10/25/2014         2,940,320
    1,500,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            4.00        10/25/2038         2,036,899
      500,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            4.00        04/25/2055           676,209
      700,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            4.25        10/25/2018         1,031,543
    2,250,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            4.25        04/25/2019         3,307,125
      350,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            4.50        04/25/2041           513,984
    2,100,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            4.75        10/25/2012         3,115,102
    1,900,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            4.75        04/25/2035         2,881,965
    2,000,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            5.00        10/25/2011         2,908,812
    2,000,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            5.00        04/25/2012         2,951,377
      800,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            5.00        10/25/2016         1,235,888
    1,800,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            5.50        04/25/2029         2,952,341
    1,600,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            6.00        10/25/2025         2,737,353
    1,900,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            8.50        10/25/2019         3,694,740
    1,000,000  FRANCE GOVERNMENT TREASURY BILL (EUR)                                       4.25        10/25/2017         1,477,340
    1,200,000  FRENCH TREASURY NOTE SERIES 5 (EUR)                                         3.75        01/12/2013         1,741,006
    2,000,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     3.75        09/15/2011         2,821,121
    1,700,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     3.75        12/15/2013         2,427,011
    1,000,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     3.75        08/01/2015         1,422,067
    1,425,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     3.75        08/01/2016         2,014,783
    3,500,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     4.00        04/15/2012         5,008,592
    1,500,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     4.00        02/01/2037         1,823,767
    1,300,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     4.25        08/01/2014         1,893,967
    2,300,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     4.25        02/01/2015         3,348,297
    3,250,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     4.25        02/01/2019         4,619,902
    1,000,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     4.50        02/01/2018         1,455,659

                   Wells Fargo Advantage Master Portfolios 95


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FOREIGN GOVERNMENT BONDS@ (continued)
    1,000,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     4.50%       03/01/2019   $     1,440,694
      800,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     4.50        02/01/2020         1,142,021
    1,900,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     4.75        02/01/2013         2,791,131
    2,000,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     4.75        08/01/2023         2,835,228
    1,317,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     5.00        02/01/2012         1,915,148
    1,400,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     5.00        08/01/2034         1,976,272
    1,400,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     5.00        08/01/2039         1,980,218
    2,000,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     5.25        08/01/2011         2,877,494
    1,000,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     5.25        08/01/2017         1,532,619
    1,700,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     5.25        11/01/2029         2,480,592
    1,475,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     6.00        05/01/2031         2,344,766
    1,500,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     6.50        11/01/2027         2,495,190
      800,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     7.25        11/01/2026         1,425,343
      230,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     9.00        11/01/2023           460,809
  120,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 54 (JPY)                             1.10        03/20/2011         1,364,247
  550,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 55 (JPY)                             1.40        03/20/2011         6,271,628
  650,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 58 (JPY)                             1.50        06/20/2011         7,444,656
  500,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 60 (JPY)                             1.20        09/20/2011         5,718,290
  500,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 69 (JPY)                             0.90        12/20/2012         5,732,973
   75,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 79 (JPY)                             0.70        12/20/2013           854,991
  150,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 81 (JPY)                             0.80        03/20/2014         1,716,498
   75,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 82 (JPY)                             0.90        03/20/2014           861,296
  150,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 83 (JPY)                             0.90        06/20/2014         1,722,080
  500,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 84 (JPY)                             0.70        06/20/2014         5,692,363
  200,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 85 (JPY)                             0.70        09/20/2014         2,274,793
  150,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 86 (JPY)                             0.60        09/20/2014         1,698,499
  150,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 87 (JPY)                             0.50        12/20/2014         1,688,215
  470,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 236 (JPY)                             1.50        12/20/2011         5,417,895
  400,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 237 (JPY)                             1.50        03/20/2012         4,625,278
  500,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 240 (JPY)                             1.30        06/20/2012         5,771,557
  410,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 243 (JPY)                             1.10        09/20/2012         4,719,419
  570,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 248 (JPY)                             0.70        03/20/2013         6,502,465
  700,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 253 (JPY)                             1.60        09/20/2013         8,236,072
  400,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 256 (JPY)                             1.40        12/20/2013         4,677,049
  500,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 259 (JPY)                             1.50        03/20/2014         5,875,215
  500,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 261 (JPY)                             1.80        06/20/2014         5,953,351
  250,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 264 (JPY)                             1.50        09/20/2014         2,943,438
  350,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 265 (JPY)                             1.50        12/20/2014         4,121,940
  300,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 269 (JPY)                             1.30        03/20/2015         3,501,577
  130,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 273 (JPY)                             1.50        09/20/2015         1,533,719
  500,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 276 (JPY)                             1.60        12/20/2015         5,934,853
  370,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 277 (JPY)                             1.60        03/20/2016         4,392,532
  400,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 280 (JPY)                             1.90        06/20/2016         4,831,038
  480,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 284 (JPY)                             1.70        12/20/2016         5,728,789
  650,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 285 (JPY)                             1.70        03/20/2017         7,754,069
  240,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 289 (JPY)                             1.50        12/20/2017         2,812,410
  200,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 292 (JPY)                             1.70        03/20/2018         2,373,849
  500,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 293 (JPY)                             1.80        06/20/2018         5,967,944
  400,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 296 (JPY)                             1.50        09/20/2018         4,655,420
  300,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 298 (JPY)                             1.30        12/20/2018         3,425,713
  300,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 299 (JPY)                             1.30        03/20/2019         3,420,493
  170,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 301 (JPY)                             1.50        06/20/2019         1,962,249
  150,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 302 (JPY)                             1.40        06/20/2019         1,716,590
  370,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 303 (JPY)                             1.40        09/20/2019         4,198,206
  380,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 304 (JPY)                             1.30        09/20/2019         4,296,419
  350,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 305 (JPY)                             1.30        12/20/2019         3,943,113

                   96 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FOREIGN GOVERNMENT BONDS@ (continued)
   80,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 64 (JPY)                              1.90%       09/20/2023   $       920,897
  140,000,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 18 (JPY)                           2.30        03/20/2035         1,588,819
  190,000,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 25 (JPY)                           2.30        12/20/2036         2,151,049
   60,000,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 26 (JPY)                           2.40        03/20/2037           692,676
  100,000,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 27 (JPY)                           2.50        09/20/2037         1,179,447
  150,000,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 28 (JPY)                           2.50        03/20/2038         1,765,568
  200,000,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 3 (JPY)                            2.30        05/20/2030         2,303,533
  210,000,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 30 (JPY)                           2.30        03/20/2039         2,371,503
   75,000,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 31 (JPY)                           2.20        09/20/2039           828,483
  250,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 100 (JPY)                          2.20        03/20/2028         2,881,380
  200,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 105 (JPY)                          2.10        09/20/2028         2,258,464
  230,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 110 (JPY)                          2.10        03/20/2029         2,586,417
  280,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 112 (JPY)                          2.10        06/20/2029         3,147,837
  200,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 113 (JPY)                          2.10        09/20/2029         2,240,711
  200,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 114 (JPY)                          2.10        12/20/2029         2,236,455
  300,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 30 (JPY)                           3.70        09/21/2015         3,946,321
  600,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 41 (JPY)                           1.50        03/20/2019         6,945,014
  300,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 50 (JPY)                           1.90        03/22/2021         3,526,189
  135,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 70 (JPY)                           2.40        06/20/2024         1,637,208
  230,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 73 (JPY)                           2.00        12/20/2024         2,647,836
  150,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 84 (JPY)                           2.00        12/20/2025         1,704,564
  150,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 90 (JPY)                           2.20        09/20/2026         1,744,761
  230,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 92 (JPY)                           2.10        12/20/2026         2,629,272
  520,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 93 (JPY)                           2.00        03/20/2027         5,880,890
  200,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 99 (JPY)                           2.10        12/20/2027         2,272,841
  400,000,000  JAPAN GOVERNMENT TWO YEAR BOND (JPY)                                        0.20        01/15/2012         4,505,847
  500,000,000  JAPAN GOVERNMENT TWO YEAR BOND (JPY)                                        0.30        07/15/2011         5,639,468
  300,000,000  JAPAN GOVERNMENT TWO YEAR BOND (JPY)                                        0.30        11/15/2011         3,385,058
  300,000,000  JAPAN GOVERNMENT TWO YEAR BOND (JPY)                                        0.30        12/15/2011         3,385,376
  500,000,000  JAPAN GOVERNMENT TWO YEAR BOND (JPY)                                        0.40        04/15/2011         5,643,925
  400,000,000  JAPAN GOVERNMENT TWO YEAR BOND (JPY)                                        1.50        06/20/2012         4,637,902
   60,000,000  JAPAN GOVERNMENT TWO YEAR BOND SERIES 17 (JPY)                              2.40        12/20/2034           695,283
  200,000,000  JAPAN GOVERNMENT TWO YEAR BOND SERIES 67 (JPY)                              1.30        09/20/2012         2,313,602
    1,000,000  NETHERLANDS GOVERNMENT BOND (EUR)                                           2.50        01/15/2012         1,401,301
    2,200,000  NETHERLANDS GOVERNMENT BOND (EUR)                                           2.75        01/15/2015         3,062,646
    1,500,000  NETHERLANDS GOVERNMENT BOND (EUR)                                           3.75        07/15/2014         2,188,104
      500,000  NETHERLANDS GOVERNMENT BOND (EUR)                                           3.75        01/15/2023           691,609
      850,000  NETHERLANDS GOVERNMENT BOND (EUR)                                           4.00        07/15/2016         1,245,585
    1,000,000  NETHERLANDS GOVERNMENT BOND (EUR)                                           4.00        07/15/2018         1,448,986
      500,000  NETHERLANDS GOVERNMENT BOND (EUR)                                           4.00        07/15/2019           721,321
      453,000  NETHERLANDS GOVERNMENT BOND (EUR)                                           4.00        01/15/2037           621,478
    1,000,000  NETHERLANDS GOVERNMENT BOND (EUR)                                           4.25        07/15/2013         1,478,276
      410,000  NETHERLANDS GOVERNMENT BOND (EUR)                                           5.50        01/15/2028           674,588
       85,000  NETHERLANDS GOVERNMENT BOND (EUR)                                           7.50        01/15/2023           162,657
    1,000,000  SPAIN GOVERNMENT BOND (EUR)                                                 2.75        04/30/2012         1,395,256
      350,000  SPAIN GOVERNMENT BOND (EUR)                                                 4.20        01/31/2037           440,934
      752,000  SPAIN GOVERNMENT BOND (EUR)                                                 4.40        01/31/2015         1,097,021
    2,000,000  SPAIN GOVERNMENT BOND (EUR)                                                 4.75        07/30/2014         2,960,582
      800,000  SPAIN GOVERNMENT BOND (EUR)                                                 4.90        07/30/2040         1,128,405
    1,050,000  SPAIN GOVERNMENT BOND (EUR)                                                 5.00        07/30/2012         1,539,808
    2,000,000  SPAIN GOVERNMENT BOND (EUR)                                                 5.35        10/31/2011         2,904,509
    1,100,000  SPAIN GOVERNMENT BOND (EUR)                                                 5.50        07/30/2017         1,697,174
    1,250,000  SPAIN GOVERNMENT BOND (EUR)                                                 5.75        07/30/2032         1,958,666
      500,000  SPAIN GOVERNMENT BOND (EUR)                                                 6.00        01/31/2029           802,904
      650,000  SPAIN GOVERNMENT BOND (EUR)                                                 6.15        01/31/2013           989,334
    5,300,000  SWEDEN GOVERNMENT BOND SERIES 1041 (SEK)                                    6.75        05/05/2014           876,554
    1,520,000  SWEDEN GOVERNMENT BOND SERIES 1045 (SEK)                                    5.25        03/15/2011           223,679

                   Wells Fargo Advantage Master Portfolios 97


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FOREIGN GOVERNMENT BONDS@ (continued)
    1,640,000  SWEDEN GOVERNMENT BOND SERIES 1047 (SEK)                                    5.00%       12/01/2020   $       267,590
    3,500,000  SWEDEN GOVERNMENT BOND SERIES 1050 (SEK)                                    3.00        07/12/2016           498,634
    2,000,000  SWEDEN GOVERNMENT BOND SERIES 1051 (SEK)                                    3.75        08/12/2017           295,509
    9,000,000  SWEDEN GOVERNMENT BOND SERIES 1052 (SEK)                                    4.25        03/12/2019         1,377,127
    1,000,000  SWEDEN GOVERNMENT BOND SERIES 1053 (SEK)                                    3.50        03/30/2039           135,910
    1,500,000  UNITED KINGDOM GILT (GBP)                                                   2.25        03/07/2014         2,278,279
    1,200,000  UNITED KINGDOM GILT (GBP)                                                   2.75        01/22/2015         1,830,509
    1,500,000  UNITED KINGDOM GILT (GBP)                                                   3.25        12/07/2011         2,379,693
    1,000,000  UNITED KINGDOM GILT (GBP)                                                   3.75        09/07/2019         1,491,299
    1,000,000  UNITED KINGDOM GILT (GBP)                                                   4.00        09/07/2016         1,589,817
      800,000  UNITED KINGDOM GILT (GBP)                                                   4.00        03/07/2022         1,188,551
      500,000  UNITED KINGDOM GILT (GBP)                                                   4.00        01/22/2060           690,696
    1,000,000  UNITED KINGDOM GILT (GBP)                                                   4.25        03/07/2011         1,580,653
    1,400,000  UNITED KINGDOM GILT (GBP)                                                   4.25        12/07/2027         2,064,807
    1,050,000  UNITED KINGDOM GILT (GBP)                                                   4.25        06/07/2032         1,528,512
    1,300,000  UNITED KINGDOM GILT (GBP)                                                   4.25        03/07/2036         1,878,568
      500,000  UNITED KINGDOM GILT (GBP)                                                   4.25        09/07/2039           721,985
    1,600,000  UNITED KINGDOM GILT (GBP)                                                   4.25        12/07/2046         2,324,404
      600,000  UNITED KINGDOM GILT (GBP)                                                   4.25        12/07/2049           871,606
      575,000  UNITED KINGDOM GILT (GBP)                                                   4.25        12/07/2055           839,103
    1,400,000  UNITED KINGDOM GILT (GBP)                                                   4.50        03/07/2013         2,301,910
    1,500,000  UNITED KINGDOM GILT (GBP)                                                   4.50        03/07/2019         2,386,463
      600,000  UNITED KINGDOM GILT (GBP)                                                   4.50        09/07/2034           899,116
      500,000  UNITED KINGDOM GILT (GBP)                                                   4.50        12/07/2042           756,491
    1,275,000  UNITED KINGDOM GILT (GBP)                                                   4.75        09/07/2015         2,131,843
      600,000  UNITED KINGDOM GILT (GBP)                                                   4.75        03/07/2020           967,165
      750,000  UNITED KINGDOM GILT (GBP)                                                   4.75        12/07/2030         1,167,272
    1,100,000  UNITED KINGDOM GILT (GBP)                                                   4.75        12/07/2038         1,726,004
    1,000,000  UNITED KINGDOM GILT (GBP)                                                   5.00        03/07/2012         1,641,492
    1,585,000  UNITED KINGDOM GILT (GBP)                                                   5.00        09/07/2014         2,672,553
    2,000,000  UNITED KINGDOM GILT (GBP)                                                   5.00        03/07/2018         3,324,307
      800,000  UNITED KINGDOM GILT (GBP)                                                   5.00        03/07/2025         1,289,651
    1,000,000  UNITED KINGDOM GILT (GBP)                                                   5.25        06/07/2012         1,656,466
    1,500,000  UNITED KINGDOM GILT (GBP)                                                   6.00        12/07/2028         2,724,855
      100,000  UNITED KINGDOM GILT (GBP)                                                   8.00        12/07/2015           193,317
    1,600,000  UNITED KINGDOM GILT (GBP)                                                   8.00        06/07/2021         3,299,934
      200,000  UNITED KINGDOM GILT (GBP)                                                   8.75        08/25/2017           409,000
      300,000  UNITED KINGDOM GILT (GBP)                                                   9.00        07/12/2011           508,188
TOTAL FOREIGN GOVERNMENT BONDS (COST $554,966,892)                                                                      574,257,736
                                                                                                                    ---------------
MUNICIPAL BONDS & NOTES: 0.00%
NEVADA: 0.00%
$      50,000  COUNTY OF CLARK NV BUILD AMERICA BONDS SERIES B (AIRPORT REVENUE)           6.88        07/01/2042            50,512
                                                                                                                    ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $50,000)                                                                                 50,512
                                                                                                                    ---------------
AGENCY NOTES - INTEREST BEARING: 3.77%
FEDERAL FARM CREDIT BANK: 0.32%
      250,000  FFCB                                                                        1.13        10/03/2011           250,919
      300,000  FFCB                                                                        1.75        02/21/2013           302,394
      250,000  FFCB                                                                        1.88        12/07/2012           253,297
    2,600,000  FFCB                                                                        2.63        04/17/2014         2,640,789
    3,000,000  FFCB                                                                        2.75        06/02/2014         3,000,822
    1,000,000  FFCB                                                                        2.97        12/02/2014         1,000,290
                                                                                                                          7,448,511
                                                                                                                    ---------------

                   98 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FEDERAL HOME LOAN BANK: 0.55%
$     750,000  FHLB                                                                        1.63%       11/21/2012   $       754,466
      500,000  FHLB                                                                        1.63        03/20/2013           500,460
    2,500,000  FHLB                                                                        1.75        08/22/2012         2,530,340
      250,000  FHLB                                                                        1.88        11/19/2012           250,143
      500,000  FHLB                                                                        2.00        09/24/2012           500,431
      200,000  FHLB                                                                        2.00        12/28/2012           200,510
      250,000  FHLB                                                                        2.50        10/15/2013           250,893
    1,500,000  FHLB                                                                        3.38        02/27/2013         1,579,115
    1,000,000  FHLB                                                                        4.88        09/08/2017         1,068,183
    1,000,000  FHLB                                                                        5.00        11/17/2017         1,101,914
      100,000  FHLB                                                                        5.13        08/14/2013           111,190
    1,200,000  FHLB                                                                        5.38        08/19/2011         1,279,379
      100,000  FHLB                                                                        5.38        09/30/2022           111,317
      800,000  FHLB SERIES 363                                                             4.50        11/15/2012           865,798
      400,000  FHLB SERIES 467                                                             5.25        06/18/2014           449,636
    1,250,000  FHLB SERIES 656<<                                                           5.38        05/18/2016         1,409,436
                                                                                                                         12,963,211
                                                                                                                    ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 1.32%
      150,000  FHLMC                                                                       1.13        04/25/2012           150,561
      600,000  FHLMC                                                                       1.38        05/16/2011           605,968
    2,500,000  FHLMC                                                                       1.63        07/27/2011         2,533,468
      300,000  FHLMC                                                                       1.88        06/20/2012           305,042
      600,000  FHLMC                                                                       2.00        04/27/2012           608,859
      250,000  FHLMC                                                                       2.00        06/15/2012           251,096
    2,000,000  FHLMC                                                                       2.50        03/23/2012         2,002,276
      500,000  FHLMC                                                                       2.50        04/08/2013           504,759
      800,000  FHLMC                                                                       2.50        01/07/2014           814,534
    1,250,000  FHLMC                                                                       2.50        04/23/2014         1,268,515
      750,000  FHLMC                                                                       2.88        02/09/2015           761,909
    1,000,000  FHLMC<<                                                                     3.00        07/28/2014         1,029,819
      250,000  FHLMC                                                                       3.00        12/30/2014           250,483
      200,000  FHLMC                                                                       3.00        12/30/2014           201,494
      250,000  FHLMC                                                                       3.15        01/22/2015           251,988
    3,000,000  FHLMC                                                                       3.63        09/16/2011         3,136,959
    2,000,000  FHLMC                                                                       3.75        06/28/2013         2,134,808
      900,000  FHLMC                                                                       3.75        03/27/2019           899,602
    2,000,000  FHLMC                                                                       4.75        11/17/2015         2,203,334
    1,700,000  FHLMC                                                                       4.88        06/13/2018         1,847,276
    1,000,000  FHLMC                                                                       5.13        04/18/2011         1,052,089
    1,200,000  FHLMC                                                                       5.13        07/15/2012         1,312,783
      650,000  FHLMC                                                                       5.25        04/18/2016           729,028
    1,500,000  FHLMC<<                                                                     5.50        08/13/2014         1,699,548
      650,000  FHLMC                                                                       5.50        07/18/2016           739,100
      250,000  FHLMC                                                                       5.50        07/15/2036           269,578
      150,000  FHLMC                                                                       5.55        10/04/2016           160,077
    1,000,000  FHLMC                                                                       6.00        06/15/2011         1,070,631
    1,000,000  FHLMC                                                                       6.00        04/16/2037         1,018,267
      200,000  FHLMC                                                                       6.25        07/15/2032           236,620
      300,000  FHLMC                                                                       6.75        03/15/2031           372,786
      450,000  FHMLC                                                                       1.75        06/15/2012           457,166
                                                                                                                         30,880,423
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 99


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 1.58%
$   2,000,000  FNMA<<                                                                      0.88%       01/12/2012   $     2,001,282
      500,000  FNMA                                                                        1.00        04/04/2012           499,795
    3,325,000  FNMA                                                                        1.38        04/28/2011         3,358,174
      500,000  FNMA                                                                        1.75        04/15/2011           500,637
    3,000,000  FNMA<<                                                                      1.75        08/10/2012         3,037,017
      200,000  FNMA                                                                        1.75        12/28/2012           201,543
      350,000  FNMA                                                                        1.88        04/20/2012           356,766
      750,000  FNMA                                                                        2.00        04/01/2011           751,057
      500,000  FNMA                                                                        2.13        01/25/2013           503,370
      250,000  FNMA                                                                        2.15        04/13/2012           250,548
    2,500,000  FNMA                                                                        2.50        05/15/2014         2,537,885
      250,000  FNMA                                                                        3.00        03/09/2015           249,875
      100,000  FNMA                                                                        3.13        01/21/2015           100,647
    1,000,000  FNMA                                                                        3.63        08/15/2011         1,043,247
      500,000  FNMA                                                                        4.00        01/20/2017           508,584
    1,500,000  FNMA                                                                        4.38        09/15/2012         1,616,655
    3,500,000  FNMA                                                                        4.38        03/15/2013         3,791,001
      950,000  FNMA                                                                        4.88        12/15/2016         1,044,402
      500,000  FNMA                                                                        5.00        02/13/2017           552,786
    1,200,000  FNMA<<                                                                      5.00        05/11/2017         1,324,710
      250,000  FNMA                                                                        5.00        05/20/2024           250,234
    2,000,000  FNMA                                                                        5.00        06/18/2024         2,018,192
    4,000,000  FNMA                                                                        5.13        04/15/2011         4,210,660
    1,200,000  FNMA                                                                        5.25        08/01/2012         1,304,628
    1,000,000  FNMA                                                                        5.38        04/11/2022         1,059,327
      200,000  FNMA                                                                        5.45        10/18/2021           220,867
       75,000  FNMA                                                                        5.63        11/15/2021            80,437
      150,000  FNMA                                                                        5.63        07/15/2037           161,684
      200,000  FNMA                                                                        6.21        08/06/2038           232,640
    1,300,000  FNMA                                                                        6.63        11/15/2030         1,593,977
    1,300,000  FNMA                                                                        7.25        05/15/2030         1,694,450
                                                                                                                         37,057,077
                                                                                                                    ---------------
TOTAL AGENCY NOTES - INTEREST BEARING (COST $86,077,964)                                                                 88,349,222
                                                                                                                    ---------------
AGENCY SECURITIES: 26.00%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 9.03%
      400,000  FHLMC                                                                       1.13        12/15/2011           401,779
      150,000  FHLMC                                                                       2.00        09/25/2012           150,147
      500,000  FHLMC                                                                       2.00        10/01/2012           500,613
    1,000,000  FHLMC                                                                       2.00        11/05/2012         1,002,527
    4,000,000  FHLMC                                                                       2.13        03/23/2012         4,097,556
    1,000,000  FHLMC%%                                                                     4.00        12/15/2039           983,594
    7,500,000  FHLMC%%                                                                     4.00        12/15/2024         7,659,375
    2,500,000  FHLMC%%                                                                     4.50        08/15/2024         2,600,781
      800,000  FHLMC                                                                       4.88        11/15/2013           886,014
    2,000,000  FHLMC%%                                                                     5.00        06/15/2039         2,078,750
    2,000,000  FHLMC                                                                       5.50        08/23/2017         2,276,418
    3,500,000  FHLMC%%                                                                     5.50        03/15/2039         3,700,704
    8,500,000  FHLMC%%                                                                     6.00        09/15/2038         9,096,326
    2,283,502  FHLMC #A77194                                                               5.50        05/01/2038         2,417,198
    1,991,185  FHLMC #A85718                                                               4.00        04/01/2039         1,960,962

                   100 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$   3,628,563  FHLMC #G04162                                                               5.50%       04/01/2038   $     3,841,011
      201,214  FHLMC #G05411                                                               6.50        01/01/2039           217,635
    2,107,814  FHLMC #G05669                                                               6.50        04/01/2039         2,279,827
    3,968,512  FHLMC #G05680                                                               6.50        04/01/2039         4,292,371
      986,765  FHLMC #G08368                                                               4.50        10/01/2039         1,000,895
       88,222  FHLMC #G13232                                                               5.00        06/01/2023            93,269
       20,626  FHLMC #J09641                                                               5.00        04/01/2024            21,804
       58,434  FHLMC #J10539                                                               5.00        08/01/2024            61,771
    1,949,794  FHLMC #J10575                                                               4.50        08/01/2024         2,032,559
      942,622  FHLMC #J10903                                                               5.00        10/01/2024           996,452
    2,527,499  FHLMC #1J1139+/-                                                            4.73        06/01/2038         2,645,775
      700,425  FHLMC #1J1368+/-                                                            5.80        10/01/2036           729,818
    2,564,540  FHLMC #1Q0612+/-                                                            5.52        08/01/2038         2,716,158
      468,254  FHLMC #783191+/-                                                            5.65        04/01/2037           495,413
    5,219,319  FHLMC #A11964                                                               5.00        08/01/2033         5,448,829
    1,115,157  FHLMC #A15183                                                               6.00        11/01/2033         1,207,729
      764,587  FHLMC #A15966                                                               5.00        11/01/2033           798,209
    1,149,692  FHLMC #A16693                                                               5.50        12/01/2033         1,220,123
      835,571  FHLMC #A19717                                                               5.00        03/01/2034           871,531
    1,673,778  FHLMC #A24888                                                               6.00        07/01/2034         1,808,539
    1,761,856  FHLMC #A29757                                                               5.50        01/01/2035         1,867,036
    1,423,790  FHLMC #A35253                                                               5.50        06/01/2035         1,508,789
    2,670,125  FHLMC #A35743                                                               5.00        07/01/2035         2,782,532
      943,176  FHLMC #A36541                                                               5.00        08/01/2035           982,882
    1,051,811  FHLMC #A41694                                                               5.50        01/01/2036         1,114,603
    2,669,561  FHLMC #A43030                                                               6.00        02/01/2036         2,863,640
    2,369,385  FHLMC #A47041                                                               5.00        09/01/2035         2,469,132
      576,383  FHLMC #A54804                                                               6.50        06/01/2036           624,140
      639,417  FHLMC #A55537                                                               5.00        12/01/2036           665,636
    1,272,776  FHLMC #A56988                                                               5.50        02/01/2037         1,347,296
    1,966,071  FHLMC #A58420                                                               5.50        03/01/2037         2,081,182
      872,878  FHLMC #A75076                                                               6.50        03/01/2038           943,653
      678,741  FHLMC #A80659                                                               5.00        02/01/2037           706,573
    1,057,757  FHLMC #A80882                                                               6.00        08/01/2038         1,133,110
    2,072,874  FHLMC #A80985                                                               6.00        08/01/2038         2,220,542
      717,853  FHLMC #A81606                                                               6.00        09/01/2038           768,991
    1,961,781  FHLMC #A86314                                                               4.00        05/01/2039         1,932,004
      492,371  FHLMC #A86755                                                               4.00        06/01/2039           484,898
    7,843,122  FHLMC #A86951                                                               4.50        06/01/2039         7,955,430
    2,958,763  FHLMC #A87994                                                               5.00        08/01/2039         3,079,624
   19,538,071  FHLMC #A87997                                                               5.00        08/01/2039        20,336,166
    4,975,497  FHLMC #A88483                                                               5.00        09/01/2039         5,178,737
    4,953,894  FHLMC #A88958                                                               4.50        09/01/2039         5,024,830
      544,553  FHLMC #C03063                                                               6.50        10/01/2037           588,993
    3,300,821  FHLMC #E01425                                                               4.50        08/01/2018         3,470,729
        3,126  FHLMC #E63170                                                               6.00        03/01/2011             3,359
      308,427  FHLMC #E95352                                                               4.50        04/01/2018           325,856
    1,299,400  FHLMC #G01740                                                               5.50        12/01/2034         1,378,191
      927,756  FHLMC #G02074                                                               5.50        02/01/2036           983,142
      395,688  FHLMC #G02184                                                               5.00        04/01/2036           412,346
      977,985  FHLMC #G02386                                                               6.00        11/01/2036         1,049,086
      393,388  FHLMC #G02422                                                               6.00        12/01/2036           421,988
    1,531,920  FHLMC #G02478                                                               5.50        12/01/2036         1,621,938
      694,348  FHLMC #G03303                                                               4.50        09/01/2035           707,328
    3,644,769  FHLMC #G03616                                                               6.00        12/01/2037         3,905,191
      739,383  FHLMC #G04173                                                               6.50        12/01/2037           799,721

                   Wells Fargo Advantage Master Portfolios 101


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$   1,580,684  FHLMC #G04378                                                               6.50%       03/01/2038   $     1,709,679
    2,086,677  FHLMC #G04385                                                               5.50        07/01/2038         2,208,850
    2,787,307  FHLMC #G04448                                                               5.50        07/01/2038         2,950,500
      227,118  FHLMC #G05204                                                               6.00        01/01/2036           245,972
    4,756,199  FHLMC #G05633                                                               5.50        08/01/2039         5,034,668
   14,971,619  FHLMC #G05792                                                               4.50        02/01/2040        15,186,001
      406,595  FHLMC #G08190                                                               4.50        01/01/2037           412,457
      301,614  FHLMC #G08192                                                               5.50        04/01/2037           319,273
      688,110  FHLMC #G11950                                                               4.50        10/01/2018           726,995
    4,002,334  FHLMC #G12491                                                               5.00        01/01/2022         4,244,652
      240,872  FHLMC #G12697                                                               5.50        05/01/2022           257,129
       32,782  FHLMC #G12741                                                               6.00        08/01/2022            35,283
      583,376  FHLMC #G13032                                                               6.00        09/01/2022           627,885
    1,232,491  FHLMC #G13151                                                               6.00        03/01/2023         1,326,526
      410,481  FHLMC #G13223                                                               4.00        05/01/2023           420,092
    7,500,000  FHLMC #G13300                                                               4.50        05/01/2023         7,827,734
    4,001,272  FHLMC #G13727                                                               5.50        11/01/2017         4,290,925
      441,559  FHLMC #G18274                                                               6.00        09/01/2023           474,465
      610,779  FHLMC #G18280                                                               5.50        11/01/2023           652,001
      958,567  FHLMC #G18320                                                               4.00        08/01/2024           980,712
        7,382  FHLMC #J02886                                                               6.00        06/01/2021             7,954
      583,315  FHLMC #J04533                                                               6.00        03/01/2022           627,090
       12,664  FHLMC #J04871                                                               6.00        05/01/2022            13,614
      400,198  FHLMC #J05191                                                               6.00        07/01/2022           430,231
       19,781  FHLMC #J05194                                                               5.00        07/01/2022            20,923
      170,660  FHLMC #J05195                                                               5.00        07/01/2022           180,993
      595,789  FHLMC #J05228                                                               5.00        07/01/2022           630,185
      263,147  FHLMC #J05243                                                               5.00        07/01/2022           278,338
      234,607  FHLMC #J05408                                                               5.00        08/01/2022           248,151
      398,799  FHLMC #J05455                                                               5.00        09/01/2022           421,822
      454,662  FHLMC #J08096                                                               5.00        06/01/2023           480,672
       53,224  FHLMC #J08112                                                               5.00        06/01/2023            56,269
       48,202  FHLMC #J08719                                                               5.00        10/01/2023            50,959
    1,995,382  FHLMC #Z40003                                                               6.00        11/01/2036         2,129,971
                                                                                                                        211,840,727
                                                                                                                    ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 13.22%
      390,000  FNMA                                                                        1.00        11/23/2011           391,835
      500,000  FNMA                                                                        1.50        04/26/2012           500,750
      500,000  FNMA                                                                        1.88        10/29/2012           502,187
      300,000  FNMA                                                                        2.00        09/28/2012           302,312
      500,000  FNMA                                                                        2.17        03/21/2013           503,109
      700,000  FNMA<<                                                                      2.63        11/20/2014           706,658
      500,000  FNMA                                                                        3.00        09/15/2014           505,109
    2,500,000  FNMA                                                                        3.00        09/16/2014         2,569,860
      500,000  FNMA                                                                        3.00        10/29/2014           504,149
    5,500,000  FNMA%%                                                                      4.00        01/25/2025         5,614,296
      300,000  FNMA                                                                        4.01        06/01/2017           224,676
   10,000,000  FNMA%%                                                                      4.50        12/25/2039        10,111,320
      600,000  FNMA                                                                        4.63        10/15/2013           659,068
    1,500,000  FNMA                                                                        5.00        10/15/2011         1,603,781
   22,000,000  FNMA%%                                                                      5.00        06/25/2039        22,818,136
    1,500,000  FNMA                                                                        5.38        06/12/2017         1,690,877
    2,500,000  FNMA%%                                                                      5.50        04/25/2039         2,632,813
      200,000  FNMA                                                                        5.59        10/09/2019           117,671

                   102 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$   1,000,000  FNMA                                                                        6.00%       05/15/2011   $     1,066,400
      700,000  FNMA                                                                        6.13        03/15/2012           773,342
      500,000  FNMA                                                                        7.13        01/15/2030           644,747
      296,257  FNMA #830177                                                                6.00        11/01/2038           314,601
      340,786  FNMA #884631                                                                6.50        06/01/2036           364,763
      456,135  FNMA #888890                                                                6.50        10/01/2037           488,227
      334,052  FNMA #899953                                                                6.00        12/01/2037           354,788
      102,731  FNMA #900959                                                                6.50        09/01/2036           109,959
      193,493  FNMA #922123                                                                6.50        04/01/2037           206,804
      953,727  FNMA #930324                                                                6.00        12/01/2038         1,012,781
    2,189,161  FNMA #931227                                                                4.50        05/01/2039         2,219,482
    1,879,759  FNMA #931409                                                                4.00        06/01/2024         1,922,303
    6,339,737  FNMA #933559                                                                5.50        02/01/2038         6,684,175
      444,377  FNMA #934568                                                                6.00        09/01/2038           471,892
      358,864  FNMA #934699                                                                6.00        12/01/2038           381,084
       12,018  FNMA #937055                                                                6.50        05/01/2037            12,845
      443,653  FNMA #945909                                                                6.00        08/01/2037           471,193
      336,862  FNMA #946008                                                                6.00        09/01/2037           357,772
      395,860  FNMA #946045                                                                6.00        09/01/2037           420,433
      889,729  FNMA #947654                                                                6.00        10/01/2037           944,960
      315,278  FNMA #947992                                                                6.00        11/01/2037           334,849
      311,891  FNMA #948007                                                                6.50        10/01/2037           333,348
      368,036  FNMA #949473                                                                6.00        09/01/2037           390,882
      305,173  FNMA #950929                                                                6.00        11/01/2037           324,117
      535,041  FNMA #953436                                                                6.50        11/01/2037           571,849
    6,618,123  FNMA #955488                                                                6.50        10/01/2037         7,073,415
    2,831,391  FNMA #963318                                                                5.00        05/01/2023         2,988,417
      399,126  FNMA #964657                                                                6.00        08/01/2038           423,840
      197,461  FNMA #964796                                                                6.00        08/01/2038           209,688
      392,533  FNMA #965105                                                                6.00        09/01/2038           416,838
      331,764  FNMA #965649                                                                6.00        01/01/2038           352,358
      352,397  FNMA #968280                                                                6.00        02/01/2038           374,218
      391,378  FNMA #969628                                                                6.00        01/01/2038           415,673
      390,822  FNMA #969862                                                                6.00        05/01/2038           415,022
      438,804  FNMA #970535                                                                5.50        10/01/2023           468,145
       91,157  FNMA #971075                                                                5.50        02/01/2024            97,252
      225,747  FNMA #972134                                                                6.50        01/01/2038           241,229
    1,540,488  FNMA #975365                                                                5.00        06/01/2023         1,625,922
      427,912  FNMA #983111                                                                5.50        09/01/2023           456,525
    1,622,206  FNMA #985815                                                                6.00        07/01/2038         1,722,653
      354,209  FNMA #986250                                                                6.00        07/01/2038           376,142
      141,894  FNMA #987283                                                                6.50        07/01/2038           151,625
      269,639  FNMA #988044                                                                6.00        08/01/2038           286,335
      266,177  FNMA #988220                                                                6.50        09/01/2038           284,905
      568,757  FNMA #988714                                                                6.00        10/01/2038           603,974
       22,334  FNMA #988953                                                                5.50        08/01/2023            23,827
      474,701  FNMA #990051                                                                6.00        09/01/2038           504,094
      896,876  FNMA #990080                                                                6.00        08/01/2038           952,411
      333,613  FNMA #990285                                                                6.00        10/01/2038           354,270
      532,891  FNMA #990380                                                                6.50        09/01/2038           569,437
    1,020,027  FNMA #990543                                                                6.00        09/01/2038         1,083,186
      304,047  FNMA #990741                                                                6.00        09/01/2038           322,874
      262,138  FNMA #991859                                                                6.00        10/01/2038           278,370
    5,290,001  FNMA #992235                                                                6.00        11/01/2038         5,617,556
      322,055  FNMA #992312                                                                6.00        10/01/2038           341,997
      635,048  FNMA #992490                                                                5.50        11/01/2023           677,511

                   Wells Fargo Advantage Master Portfolios 103


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$     439,283  FNMA #992940                                                                6.00%       11/01/2038   $       466,484
      385,944  FNMA #993091                                                                6.00        01/01/2039           409,842
      302,266  FNMA #993164                                                                6.00        11/01/2038           320,982
       33,481  FNMA #994282                                                                5.50        11/01/2023            35,720
      331,004  FNMA #994339                                                                6.00        01/01/2039           351,447
   17,520,173  FNMA #995119                                                                5.50        11/01/2038        18,472,043
    6,563,147  FNMA #995901                                                                4.50        07/01/2024         6,842,765
      360,721  FNMA #AA0731                                                                6.50        02/01/2039           385,424
      369,221  FNMA #AA0781                                                                6.00        04/01/2039           392,025
    4,452,619  FNMA #AA4662                                                                4.50        05/01/2039         4,514,290
    5,945,351  FNMA #AC1258                                                                4.00        08/01/2039         5,862,541
    3,939,230  FNMA #AC2968                                                                4.50        09/01/2039         3,993,791
   11,307,613  FNMA #735141                                                                5.50        01/01/2035        11,957,927
      391,543  FNMA #892546                                                                6.00        09/01/2021           421,394
      439,568  FNMA #190360                                                                5.00        08/01/2035           457,180
    4,880,553  FNMA #190396                                                                4.50        06/01/2039         4,948,151
      856,852  FNMA #254950                                                                5.50        11/01/2033           907,068
      470,968  FNMA #255407                                                                5.00        09/01/2024           492,715
      464,557  FNMA #255857                                                                5.50        08/01/2025           492,258
      451,525  FNMA #256702                                                                4.50        03/01/2022           471,891
      213,988  FNMA #256758                                                                4.50        05/01/2022           223,372
      374,304  FNMA #256851                                                                7.00        08/01/2037           402,614
       76,034  FNMA #323099                                                                6.00        04/01/2013            81,760
       37,227  FNMA #323250                                                                6.00        08/01/2013            39,162
      214,858  FNMA #535733                                                                6.50        08/01/2015           232,080
      709,158  FNMA #545414                                                                5.50        01/01/2017           760,937
      573,890  FNMA #725690                                                                6.00        08/01/2034           615,791
      390,577  FNMA #725773                                                                5.50        09/01/2034           413,039
      989,965  FNMA #729333                                                                5.50        07/01/2033         1,047,982
      644,631  FNMA #745627+/-                                                             5.50        04/01/2036           670,632
      138,153  FNMA #753669                                                                6.00        11/01/2033           148,413
    1,372,909  FNMA #767097                                                                4.00        06/01/2019         1,430,582
      777,827  FNMA #775199+/-                                                             4.25        05/01/2034           811,571
      729,210  FNMA #776966                                                                5.00        04/01/2034           759,567
    2,120,564  FNMA #777075                                                                5.00        04/01/2034         2,209,836
      441,148  FNMA #779510                                                                5.00        06/01/2019           469,154
    2,230,078  FNMA #793607                                                                5.00        09/01/2019         2,371,651
      550,659  FNMA #793675                                                                6.00        09/01/2034           590,865
      563,128  FNMA #794514                                                                5.00        10/01/2019           598,878
      408,198  FNMA #795047                                                                5.50        10/01/2034           431,674
      462,663  FNMA #796334                                                                6.00        10/01/2034           496,443
      621,367  FNMA #804666                                                                6.00        11/01/2034           666,735
    1,802,322  FNMA #805412                                                                5.50        01/01/2035         1,902,878
      551,221  FNMA #811460                                                                5.00        06/01/2020           585,526
      364,597  FNMA #812338                                                                6.00        03/01/2035           389,394
       81,273  FNMA #821030                                                                4.50        05/01/2035            82,907
      159,939  FNMA #822651                                                                4.50        04/01/2035           163,154
    2,304,460  FNMA #824601                                                                5.50        12/01/2034         2,436,993
    3,549,492  FNMA #826590                                                                5.00        06/01/2035         3,691,710
      444,712  FNMA #828346                                                                5.00        07/01/2035           462,530
      141,389  FNMA #828698                                                                5.00        07/01/2035           147,054
      511,217  FNMA #829190                                                                5.00        07/01/2035           531,699
      512,286  FNMA #830957                                                                5.50        08/01/2035           540,868
      456,201  FNMA #831406                                                                6.00        03/01/2036           485,376
      659,777  FNMA #831625                                                                7.00        06/01/2036           709,548
      743,967  FNMA #831697                                                                6.00        09/01/2036           791,545

                   104 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$      38,909  FNMA #832199                                                                4.50%       07/01/2035   $        39,691
    1,144,435  FNMA #834657                                                                5.50        08/01/2035         1,208,286
    1,950,738  FNMA #835284                                                                5.50        09/01/2035         2,059,575
    2,372,675  FNMA #835331                                                                5.50        08/01/2035         2,505,052
      270,699  FNMA #836068                                                                4.50        10/01/2020           284,854
      468,555  FNMA #836958                                                                4.50        10/01/2035           477,973
    2,433,536  FNMA #839064                                                                6.00        01/01/2036         2,599,049
    1,132,686  FNMA #843901                                                                4.50        09/01/2035         1,155,454
    4,018,068  FNMA #844158                                                                5.00        11/01/2035         4,179,060
    4,019,055  FNMA #844703                                                                5.50        12/01/2035         4,243,288
      178,526  FNMA #845782                                                                4.50        10/01/2020           187,861
      355,250  FNMA #847926                                                                4.50        12/01/2020           373,826
    1,021,591  FNMA #851264                                                                5.50        05/01/2021         1,092,352
    3,346,281  FNMA #865283                                                                5.50        02/01/2036         3,528,795
    1,076,062  FNMA #868424+/-                                                             5.80        03/01/2036         1,123,526
      395,388  FNMA #878198                                                                5.50        09/01/2036           416,953
    1,279,532  FNMA #879094+/-                                                             5.33        05/01/2036         1,337,019
      757,741  FNMA #885593                                                                6.00        09/01/2036           806,199
      601,840  FNMA #888221                                                                5.50        03/01/2037           634,666
    3,116,694  FNMA #888645                                                                5.00        08/01/2037         3,237,499
      479,518  FNMA #888815                                                                4.50        11/01/2022           501,146
    1,864,375  FNMA #895995                                                                6.50        07/01/2036         1,995,547
      785,923  FNMA #897130                                                                6.50        09/01/2036           841,218
    2,038,626  FNMA #902738                                                                5.00        11/01/2036         2,117,645
      136,013  FNMA #904767+/-                                                             5.52        12/01/2036           141,787
    2,158,720  FNMA #907051+/-                                                             5.59        10/01/2037         2,249,702
      430,538  FNMA #907860+/-                                                             5.54        02/01/2037           450,360
      360,633  FNMA #908182                                                                5.50        12/01/2021           385,612
    1,254,277  FNMA #908249                                                                6.50        12/01/2036         1,342,525
      680,432  FNMA #909855                                                                5.50        02/01/2037           717,400
      790,511  FNMA #910093+/-                                                             5.74        03/01/2037           830,707
      165,082  FNMA #910535+/-                                                             5.58        01/01/2037           172,199
      339,710  FNMA #914224+/-                                                             5.44        03/01/2037           355,912
      364,794  FNMA #915356                                                                4.50        05/01/2023           380,507
      527,159  FNMA #917101                                                                5.00        05/01/2037           547,592
    1,417,294  FNMA #917882                                                                5.00        05/01/2037         1,472,229
      402,171  FNMA #918049                                                                6.50        05/01/2037           429,839
    1,423,516  FNMA #918506                                                                5.50        05/01/2037         1,500,856
    1,064,036  FNMA #918619                                                                5.50        06/01/2037         1,121,845
    2,776,301  FNMA #919640                                                                6.00        09/01/2037         2,948,642
      865,138  FNMA #922675+/-                                                             4.82        06/01/2035           903,175
      974,625  FNMA #928414                                                                6.50        06/01/2037         1,041,674
      534,725  FNMA #928433                                                                7.00        05/01/2037           575,168
      416,532  FNMA #928507                                                                6.50        06/01/2037           445,187
      780,562  FNMA #928774                                                                6.00        10/01/2022           838,607
    2,334,640  FNMA #929723                                                                6.00        07/01/2038         2,479,200
    1,351,287  FNMA #929953                                                                5.50        09/01/2038         1,424,703
      901,752  FNMA #931011                                                                5.00        04/01/2024           951,954
    9,002,343  FNMA #932491                                                                4.50        02/01/2040         9,127,029
    1,243,487  FNMA #933465                                                                5.50        02/01/2038         1,311,045
    3,743,629  FNMA #941164                                                                6.00        10/01/2037         3,976,018
      719,310  FNMA #945074                                                                7.00        08/01/2037           773,714
      451,140  FNMA #949594                                                                6.00        08/01/2022           484,688
      767,203  FNMA #950300                                                                6.00        08/01/2037           819,384
      221,483  FNMA #952033                                                                4.50        05/01/2023           231,023
       21,731  FNMA #953017                                                                6.00        10/01/2037            23,080

                   Wells Fargo Advantage Master Portfolios 105


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$     672,470  FNMA #955801                                                                6.00%       10/01/2037   $       714,214
    2,990,257  FNMA #960622                                                                6.00        01/01/2038         3,175,879
    3,722,730  FNMA #962302                                                                4.50        03/01/2038         3,774,664
      762,469  FNMA #964234                                                                6.00        07/01/2023           818,769
      753,646  FNMA #964241                                                                6.00        07/01/2038           800,312
       25,323  FNMA #964924                                                                6.00        09/01/2038            26,891
      515,245  FNMA #965308                                                                6.00        09/01/2038           547,148
      744,145  FNMA #966039                                                                5.50        02/01/2038           784,574
      746,861  FNMA #972172                                                                6.00        02/01/2038           793,106
    1,588,440  FNMA #973827                                                                4.50        03/01/2023         1,658,100
      143,404  FNMA #973996                                                                6.00        02/01/2023           153,993
      866,317  FNMA #974571                                                                5.00        11/01/2036           902,381
      514,060  FNMA #974886+/-                                                             4.36        04/01/2038           533,933
      279,371  FNMA #975288                                                                4.50        05/01/2023           291,405
      703,395  FNMA #979639                                                                5.00        06/01/2023           742,405
      869,144  FNMA #982876                                                                5.00        05/01/2023           917,346
      116,319  FNMA #983518                                                                4.50        05/01/2023           121,329
      739,035  FNMA #984260                                                                5.50        05/01/2023           788,492
      389,621  FNMA #985509                                                                6.00        09/01/2038           413,747
      527,592  FNMA #987128                                                                6.00        09/01/2038           560,260
      500,000  FNMA #987380                                                                6.00        10/01/2023           536,919
      200,304  FNMA #988746                                                                6.00        11/01/2023           215,094
      582,819  FNMA #991932                                                                6.00        12/01/2023           625,853
       14,169  FNMA #992042                                                                7.00        10/01/2038            15,239
      840,684  FNMA #994436                                                                6.00        12/01/2038           892,739
    3,536,332  FNMA #994897                                                                5.50        09/01/2033         3,745,789
    2,749,237  FNMA #995692                                                                4.50        05/01/2024         2,867,655
      730,838  FNMA #A82829                                                                6.00        11/01/2038           782,902
      788,411  FNMA #AA1090                                                                4.50        12/01/2023           822,370
      465,703  FNMA #AA3078                                                                4.50        02/01/2039           472,199
    2,924,550  FNMA #AA3295                                                                4.00        02/01/2039         2,883,815
    1,133,581  FNMA #AA7895                                                                4.00        06/01/2024         1,159,237
    1,356,550  FNMA #AC1928                                                                4.00        08/01/2039         1,337,655
    3,595,929  FNMA #AC2181                                                                4.00        08/01/2039         3,545,843
       25,638  FNMA #AC2998                                                                6.00        09/01/2024            27,593
      997,749  FNMA #AC8563                                                                4.00        01/01/2040           983,852
                                                                                                                        310,269,369
                                                                                                                    ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 3.73%
    7,000,000  GNMA %%                                                                     5.00        08/15/2039         7,292,579
      262,449  GNMA #672938                                                                6.50        08/15/2038           282,121
      251,981  GNMA #676812                                                                6.50        04/15/2038           270,868
      307,879  GNMA #677606                                                                6.50        12/15/2037           331,100
       25,641  GNMA #681324                                                                6.50        05/15/2038            27,563
       58,226  GNMA #691547                                                                6.50        07/15/2038            62,590
       14,544  GNMA #695742                                                                6.50        11/15/2038            15,634
    2,927,214  GNMA #698308                                                                4.50        05/15/2039         2,984,124
      712,657  GNMA #700069                                                                6.50        12/15/2038           766,074
      397,245  GNMA #700821                                                                6.50        10/15/2038           427,021
      763,370  GNMA #702172                                                                4.00        07/15/2039           755,838
      228,985  GNMA #702190                                                                4.00        07/15/2039           226,725
       16,721  GNMA #704277                                                                6.50        02/15/2039            17,975
    1,486,485  GNMA #704439                                                                4.50        03/15/2039         1,515,385
    1,489,338  GNMA #722269                                                                4.50        09/15/2039         1,518,293
        1,482  GNMA #337120                                                                6.50        11/15/2023             1,593
        1,561  GNMA #379192                                                                6.50        12/15/2023             1,678

                   106 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
$   1,434,058  GNMA #520782                                                                5.00%       03/15/2035   $     1,501,936
      921,091  GNMA #605373                                                                5.50        09/15/2034           981,373
       79,457  GNMA #617417                                                                6.50        02/15/2037            85,450
      793,977  GNMA #617522                                                                6.00        05/15/2037           848,155
      151,543  GNMA #625436                                                                6.50        09/15/2036           163,186
      521,668  GNMA #632007                                                                6.50        10/15/2036           561,748
    1,049,824  GNMA #633305                                                                5.50        12/15/2035         1,117,219
      903,802  GNMA #648391                                                                5.50        11/15/2035           961,823
      674,880  GNMA #651722                                                                5.50        02/15/2036           716,939
      398,897  GNMA #651882                                                                6.50        09/15/2036           429,545
      571,717  GNMA #653068                                                                5.50        03/15/2036           607,347
      640,583  GNMA #654920                                                                6.00        06/15/2036           685,496
      140,465  GNMA #658328                                                                4.50        03/15/2037           143,218
        9,471  GNMA #659749                                                                6.50        11/15/2036            10,198
       85,342  GNMA #663342                                                                6.50        12/15/2036            91,898
       58,918  GNMA #664629                                                                7.00        03/15/2037            63,736
      138,893  GNMA #667470                                                                6.00        05/15/2037           148,370
      312,485  GNMA #668585                                                                6.00        08/15/2037           333,808
      359,118  GNMA #669078                                                                6.00        06/15/2037           383,623
      202,849  GNMA #671433                                                                6.00        07/15/2037           216,691
      290,307  GNMA #673220                                                                6.00        10/15/2038           310,026
    2,123,302  GNMA #676678                                                                6.00        01/15/2038         2,267,526
      428,401  GNMA #677314                                                                5.50        09/15/2038           454,095
      330,628  GNMA #681332                                                                6.50        05/15/2038           355,410
      446,466  GNMA #683124                                                                5.50        03/15/2038           473,244
       52,441  GNMA #684230                                                                6.50        08/15/2038            56,371
      217,558  GNMA #693431                                                                5.50        06/15/2038           230,607
    2,314,716  GNMA #694553                                                                5.50        12/15/2038         2,453,548
      266,083  GNMA #695746                                                                6.00        11/15/2038           284,157
      240,368  GNMA #696456                                                                5.50        08/15/2038           254,785
      526,539  GNMA #697595                                                                6.50        11/15/2038           566,005
    1,952,333  GNMA #698033                                                                5.50        01/15/2039         2,069,430
      998,309  GNMA #698223                                                                4.00        06/15/2039           988,459
    1,764,744  GNMA #698507                                                                6.00        10/15/2038         1,884,613
      251,729  GNMA #698624                                                                6.00        10/15/2038           268,827
      680,697  GNMA #699457                                                                6.00        10/15/2038           726,933
      172,231  GNMA #706004                                                                6.00        10/15/2038           183,929
      243,649  GNMA #709484                                                                5.50        07/15/2039           258,263
      984,646  GNMA #711321                                                                6.00        01/15/2039         1,051,528
    2,480,821  GNMA #712488                                                                4.50        06/15/2039         2,529,053
    1,488,549  GNMA #712495                                                                4.50        06/15/2039         1,517,489
   12,752,486  GNMA #713866                                                                5.00        09/15/2039        13,316,243
      374,812  GNMA #716343                                                                6.00        06/15/2039           400,271
      198,688  GNMA #716586                                                                6.00        08/15/2039           212,184
    3,180,524  GNMA #716792                                                                4.50        04/15/2039         3,242,360
      288,852  GNMA #722785                                                                6.00        10/15/2039           308,472
    2,988,776  GNMA #723449                                                                5.00        11/15/2039         3,122,700
    1,994,474  GNMA #723526                                                                4.50        12/15/2039         2,033,250
    3,994,458  GNMA #728627                                                                4.50        01/15/2040         4,072,118
       98,430  GNMA #782167                                                                6.00        06/15/2037           105,225
    2,518,606  GNMA #782273                                                                5.50        02/15/2038         2,671,890
    2,699,634  GNMA #782365                                                                6.00        07/15/2038         2,885,960
    1,204,319  GNMA #782379                                                                6.00        08/15/2038         1,287,449
      484,834  GNMA #782407                                                                5.50        09/15/2038           514,355
    7,134,617  GNMA #782789                                                                5.50        10/15/2039         7,569,395
                                                                                                                         87,475,090
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 107


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
TENNESSEE VALLEY AUTHORITY: 0.02%
$     200,000  TENNESSEE VALLEY AUTHORITY                                                  4.50%       04/01/2018   $       210,038
      150,000  TENNESSEE VALLEY AUTHORITY                                                  5.50        07/18/2017           169,626
                                                                                                                            379,664
                                                                                                                    ---------------
TOTAL AGENCY SECURITIES (COST $594,960,749)                                                                             609,964,850
                                                                                                                    ---------------
US TREASURY SECURITIES: 19.87%
US TREASURY BONDS: 9.01%
    5,000,000  US TREASURY BOND<<                                                          0.75        11/30/2011         5,007,225
    5,000,000  US TREASURY BOND<<                                                          1.00        08/31/2011         5,034,375
    3,500,000  US TREASURY BOND<<                                                          1.00        09/30/2011         3,523,107
    5,000,000  US TREASURY BOND                                                            1.13        12/15/2011         5,039,060
    5,000,000  US TREASURY BOND                                                            1.13        01/15/2012         5,034,765
    5,000,000  US TREASURY BOND                                                            1.38        03/15/2012         5,055,080
    1,000,000  US TREASURY BOND<<                                                          1.38        10/15/2012         1,006,016
    3,000,000  US TREASURY BOND<<                                                          1.50        07/15/2012         3,036,564
    5,000,000  US TREASURY BOND<<                                                          1.75        08/15/2012         5,085,940
    5,000,000  US TREASURY BOND<<                                                          1.88        06/15/2012         5,104,690
    7,500,000  US TREASURY BOND<<                                                          2.13        11/30/2014         7,488,285
    5,500,000  US TREASURY BOND<<                                                          2.38        09/30/2014         5,566,600
    5,000,000  US TREASURY BOND<<                                                          2.38        10/31/2014         5,053,905
    4,000,000  US TREASURY BOND                                                            3.00        09/30/2016         4,018,752
    3,500,000  US TREASURY BOND                                                            3.13        08/31/2013         3,684,842
    6,500,000  US TREASURY BOND<<                                                          3.38        11/15/2019         6,386,757
    3,600,000  US TREASURY BOND                                                            3.50        02/15/2039         3,003,750
    4,000,000  US TREASURY BOND                                                            4.00        11/15/2012         4,305,000
    3,000,000  US TREASURY BOND                                                            4.13        05/15/2015         3,265,548
    2,500,000  US TREASURY BOND                                                            4.25        08/15/2015         2,731,250
    4,000,000  US TREASURY BOND<<                                                          4.25        11/15/2017         4,288,752
    3,100,000  US TREASURY BOND                                                            4.25        05/15/2039         2,960,500
    1,750,000  US TREASURY BOND                                                            4.38        02/15/2038         1,715,000
    4,800,000  US TREASURY BOND                                                            4.38        11/15/2039         4,678,502
    3,000,000  US TREASURY BOND                                                            4.50        11/15/2015         3,318,984
    3,150,000  US TREASURY BOND                                                            4.50        02/15/2036         3,167,227
    2,600,000  US TREASURY BOND                                                            4.50        05/15/2038         2,599,594
    4,000,000  US TREASURY BOND<<                                                          4.50        08/15/2039         3,981,876
    2,500,000  US TREASURY BOND                                                            4.63        08/31/2011         2,653,418
    5,000,000  US TREASURY BOND<<                                                          4.63        11/15/2016         5,529,295
    2,000,000  US TREASURY BOND                                                            4.63        02/15/2040         2,021,258
    1,550,000  US TREASURY BOND                                                            4.75        02/15/2037         1,617,813
    3,000,000  US TREASURY BOND                                                            4.88        07/31/2011         3,187,032
    4,000,000  US TREASURY BOND                                                            4.88        02/15/2012         4,319,220
    5,000,000  US TREASURY BOND<<                                                          4.88        08/15/2016         5,615,235
      800,000  US TREASURY BOND                                                            5.00        05/15/2037           867,375
    3,500,000  US TREASURY BOND                                                            5.25        11/15/2028         3,889,375
    2,000,000  US TREASURY BOND                                                            5.25        02/15/2029         2,221,876
    2,750,000  US TREASURY BOND                                                            5.38        02/15/2031         3,110,509
    2,000,000  US TREASURY BOND                                                            5.50        08/15/2028         2,285,312
    1,150,000  US TREASURY BOND                                                            6.00        02/15/2026         1,380,179
    1,400,000  US TREASURY BOND                                                            6.13        11/15/2027         1,709,313
    1,500,000  US TREASURY BOND                                                            6.13        08/15/2029         1,843,593
    1,500,000  US TREASURY BOND                                                            6.25        08/15/2023         1,831,875
    2,250,000  US TREASURY BOND                                                            6.25        05/15/2030         2,812,149
    2,400,000  US TREASURY BOND                                                            6.38        08/15/2027         3,003,749
    2,000,000  US TREASURY BOND                                                            6.50        11/15/2026         2,527,500
      950,000  US TREASURY BOND                                                            6.63        02/15/2027         1,216,000

                   108 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
US TREASURY BONDS (continued)
$   1,500,000  US TREASURY BOND                                                            6.88%       08/15/2025   $     1,950,468
    5,000,000  US TREASURY BOND                                                            7.25        05/15/2016         6,281,640
    1,000,000  US TREASURY BOND                                                            7.25        08/15/2022         1,321,562
    2,000,000  US TREASURY BOND                                                            7.50        11/15/2016         2,557,344
    2,000,000  US TREASURY BOND                                                            7.50        11/15/2024         2,732,812
      500,000  US TREASURY BOND                                                            7.88        02/15/2021           684,297
    4,100,000  US TREASURY BOND                                                            8.00        11/15/2021         5,686,827
    2,850,000  US TREASURY BOND                                                            8.13        08/15/2019         3,900,715
    1,700,000  US TREASURY BOND                                                            8.50        02/15/2020         2,394,875
    2,500,000  US TREASURY BOND                                                            8.75        05/15/2017         3,423,243
    2,900,000  US TREASURY BOND                                                            8.75        08/15/2020         4,172,827
    1,275,000  US TREASURY BOND                                                            8.88        08/15/2017         1,761,990
    1,200,000  US TREASURY BOND                                                            8.88        02/15/2019         1,702,126
    2,900,000  US TREASURY BOND<<                                                          9.13        05/15/2018         4,128,875
                                                                                                                        211,483,623
                                                                                                                    ---------------
US TREASURY NOTES: 10.86%
    5,500,000  US TREASURY NOTE<<                                                          0.88        03/31/2011         5,530,080
    5,000,000  US TREASURY NOTE<<                                                          0.88        04/30/2011         5,028,125
    4,000,000  US TREASURY NOTE                                                            0.88        05/31/2011         4,023,436
    2,500,000  US TREASURY NOTE                                                            0.88        02/29/2012         2,503,231
    4,350,000  US TREASURY NOTE<<                                                          1.00        07/31/2011         4,381,777
    5,000,000  US TREASURY NOTE<<                                                          1.00        10/31/2011         5,031,250
    5,000,000  US TREASURY NOTE<<                                                          1.00        12/31/2011         5,025,000
    4,750,000  US TREASURY NOTE                                                            1.13        06/30/2011         4,793,235
    5,000,000  US TREASURY NOTE<<                                                          1.13        12/15/2012         4,985,545
    2,000,000  US TREASURY NOTE                                                            1.38        02/15/2012         2,022,890
    5,000,000  US TREASURY NOTE<<                                                          1.38        04/15/2012         5,054,295
    5,000,000  US TREASURY NOTE                                                            1.38        05/15/2012         5,050,780
    4,000,000  US TREASURY NOTE                                                            1.38        11/15/2012         4,019,064
    3,000,000  US TREASURY NOTE                                                            1.38        01/15/2013         3,006,924
    3,500,000  US TREASURY NOTE                                                            1.38        02/15/2013         3,504,113
    6,500,000  US TREASURY NOTE<<                                                          1.50        12/31/2013         6,440,584
    5,500,000  US TREASURY NOTE                                                            1.75        11/15/2011         5,603,125
    4,500,000  US TREASURY NOTE                                                            1.75        01/31/2014         4,492,971
    5,000,000  US TREASURY NOTE                                                            1.75        03/31/2014         4,975,000
    1,500,000  US TREASURY NOTE                                                            1.88        02/28/2014         1,502,462
    4,400,000  US TREASURY NOTE<<                                                          1.88        04/30/2014         4,393,814
    3,800,000  US TREASURY NOTE                                                            2.00        11/30/2013         3,840,968
    3,500,000  US TREASURY NOTE                                                            2.25        05/31/2014         3,543,750
    4,000,000  US TREASURY NOTE                                                            2.25        01/31/2015         3,996,888
    5,000,000  US TREASURY NOTE<<                                                          2.38        08/31/2014         5,070,310
    4,000,000  US TREASURY NOTE                                                            2.38        02/28/2015         4,013,295
    3,500,000  US TREASURY NOTE<<                                                          2.63        06/30/2014         3,592,967
    5,750,000  US TREASURY NOTE                                                            2.63        07/31/2014         5,896,895
    5,000,000  US TREASURY NOTE<<                                                          2.63        12/31/2014         5,096,485
    2,500,000  US TREASURY NOTE                                                            2.63        04/30/2016         2,479,298
    6,375,000  US TREASURY NOTE<<                                                          2.75        10/31/2013         6,620,540
    2,500,000  US TREASURY NOTE                                                            2.75        11/30/2016         2,465,820
    3,450,000  US TREASURY NOTE                                                            2.75        02/15/2019         3,254,589
    3,500,000  US TREASURY NOTE                                                            3.00        08/31/2016         3,524,063
    2,000,000  US TREASURY NOTE                                                            3.00        02/28/2017         1,993,602
      550,000  US TREASURY NOTE                                                            3.13        04/30/2013           579,391
    6,800,000  US TREASURY NOTE<<                                                          3.13        09/30/2013         7,157,000
    3,000,000  US TREASURY NOTE                                                            3.13        05/15/2019         2,905,548
    4,000,000  US TREASURY NOTE                                                            3.25        05/31/2016         4,105,312

                   Wells Fargo Advantage Master Portfolios 109


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
US TREASURY NOTES (continued)
$   1,000,000  US TREASURY NOTE                                                            3.25%       06/30/2016   $     1,025,156
    3,500,000  US TREASURY NOTE                                                            3.25        12/31/2016         3,554,142
    3,500,000  US TREASURY NOTE                                                            3.38        06/30/2013         3,715,744
    2,000,000  US TREASURY NOTE                                                            3.50        05/31/2013         2,130,000
    1,500,000  US TREASURY NOTE                                                            3.50        02/15/2018         1,525,664
    4,500,000  US TREASURY NOTE                                                            3.63        08/15/2019         4,522,500
    2,000,000  US TREASURY NOTE                                                            3.63        02/15/2020         2,001,180
    2,000,000  US TREASURY NOTE                                                            3.75        11/15/2018         2,046,876
    8,500,000  US TREASURY NOTE<<                                                          3.88        10/31/2012         9,110,938
    2,750,000  US TREASURY NOTE                                                            3.88        02/15/2013         2,957,969
    2,000,000  US TREASURY NOTE                                                            3.88        05/15/2018         2,078,282
    3,000,000  US TREASURY NOTE                                                            4.00        02/15/2014         3,257,814
    3,500,000  US TREASURY NOTE                                                            4.00        02/15/2015         3,792,033
    2,525,000  US TREASURY NOTE                                                            4.00        08/15/2018         2,639,413
    1,600,000  US TREASURY NOTE                                                            4.25        08/15/2013         1,747,000
    2,500,000  US TREASURY NOTE                                                            4.25        11/15/2013         2,735,548
    1,500,000  US TREASURY NOTE                                                            4.25        08/15/2014         1,647,071
    4,370,000  US TREASURY NOTE                                                            4.25        11/15/2014         4,790,613
    3,800,000  US TREASURY NOTE                                                            4.50        04/30/2012         4,095,686
    2,500,000  US TREASURY NOTE                                                            4.50        02/15/2016         2,757,618
    2,000,000  US TREASURY NOTE                                                            4.50        05/15/2017         2,189,376
    3,000,000  US TREASURY NOTE                                                            4.63        10/31/2011         3,200,157
    5,000,000  US TREASURY NOTE                                                            4.63        12/31/2011         5,357,225
    3,000,000  US TREASURY NOTE<<                                                          4.63        02/29/2012         3,228,516
    6,000,000  US TREASURY NOTE<<                                                          4.63        07/31/2012         6,520,782
    2,500,000  US TREASURY NOTE                                                            4.75        03/31/2011         2,618,458
    2,000,000  US TREASURY NOTE                                                            4.75        05/15/2014         2,232,344
    2,500,000  US TREASURY NOTE                                                            5.00        08/15/2011         2,665,723
    3,000,000  US TREASURY NOTE                                                            5.13        06/30/2011         3,187,032
                                                                                                                        254,835,282
                                                                                                                    ---------------
TOTAL US TREASURY SECURITIES (COST $461,416,619)                                                                        466,318,905
                                                                                                                    ---------------

    SHARES                                                                                YIELD
-------------                                                                         -------------
COLLATERAL FOR SECURITIES LENDING: 7.77%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.40%
    9,436,076  DWS MONEY MARKET SERIES INSTITUTIONAL(u)                                    0.11                           9,436,076
                                                                                                                    ---------------

  PRINCIPAL                                                                           INTEREST RATE
-------------                                                                         -------------
COLLATERAL INVESTED IN OTHER ASSETS: 7.37%
$     235,902  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                             0.25        03/02/2010           235,897
      943,608  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                             0.25        03/03/2010           943,608
      707,706  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                             0.26        03/04/2010           707,680
      589,755  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                             0.26        03/05/2010           589,729
    1,120,534  ANGLO IRISH BANK CORPORATION++                                              0.25        03/03/2010         1,120,503
      129,746  ANTALIS US FUNDING CORPORATION++(p)                                         0.18        03/05/2010           129,742
    1,179,509  ANTALIS US FUNDING CORPORATION++(p)                                         0.20        03/08/2010         1,179,450
      707,706  ASB BANK++                                                                  0.17        03/08/2010           707,676
    2,005,166  AUTOBAHN FUNDING COMPANY LLC++(p)                                           0.20        03/03/2010         2,005,122
    1,415,411  AUTOBAHN FUNDING COMPANY LLC++(p)                                           0.22        03/15/2010         1,415,273
    3,420,577  BANK OF AMERICA NATIONAL TRUST & SAVINGS ASSOCIATION (CAYMAN ISLANDS)       0.10        03/01/2010         3,420,577
   12,266,898  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
               BACKED SECURITIES (MATURITY VALUE $12,267,021)                              0.12        03/01/2010        12,266,898
    1,179,509  BANK OF IRELAND                                                             0.50        03/02/2010         1,179,509
    3,538,528  BARTON CAPITAL CORPORATION++(p)                                             0.17        03/02/2010         3,538,478
      117,951  BEETHOVEN FUNDING CORPORATION++(p)                                          0.30        03/03/2010           117,947

                   110 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     117,951  BEETHOVEN FUNDING CORPORATION++(p)                                          0.30%       03/04/2010   $       117,946
      330,263  BEETHOVEN FUNDING CORPORATION++(p)                                          0.30        03/05/2010           330,246
      235,902  BELMONT FUNDING LLC++(p)                                                    0.35        03/03/2010           235,893
   12,266,898  BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES
               (MATURITY VALUE $12,267,021)                                                0.12        03/01/2010        12,266,898
    3,715,455  BPCE SA++                                                                   0.20        03/12/2010         3,715,186
    3,582,170  BTM CAPITAL CORPORATION++                                                   0.20        03/04/2010         3,582,071
      129,746  CALCASIEU PARISH LA+/-ss                                                    0.31        12/01/2027           129,746
    2,830,823  CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss                       0.14        11/01/2026         2,830,823
      377,443  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                 0.26        06/01/2028           377,443
    3,243,651  CALYON (NEW YORK)                                                           0.25        03/18/2010         3,243,771
    3,066,725  CANCARA ASSET SECURITIZATION LIMITED++(p)                                   0.20        03/12/2010         3,066,503
      312,865  COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                   0.23        10/01/2038           312,865
      589,755  COOK COUNTY IL+/-ss                                                         0.23        11/01/2030           589,755
    3,302,626  DANSKE BANK A/S COPENHAGEN                                                  0.20        03/02/2010         3,302,626
    2,005,166  DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                                0.31        12/15/2037         2,005,166
    1,037,968  DEXIA BANK (GRAND CAYMAN)                                                   0.22        03/05/2010         1,037,968
    1,297,460  DEXIA DELAWARE LLC                                                          0.22        03/01/2010         1,297,445
    1,297,460  DEXIA DELAWARE LLC                                                          0.22        03/04/2010         1,297,421
    3,125,700  ENI COORDINATION CENTER SA++                                                0.18        03/03/2010         3,125,638
    1,297,460  FORTIS BANK NV SA                                                           0.18        03/01/2010         1,297,460
      530,779  FORTIS BANK NV SA                                                           0.18        03/03/2010           530,779
      973,095  FORTIS BANK NV SA                                                           0.18        03/04/2010           973,095
      943,608  GDF SUEZ++                                                                  0.17        03/01/2010           943,599
    1,179,509  GDF SUEZ++                                                                  0.17        03/02/2010         1,179,493
      589,755  GDF SUEZ++                                                                  0.18        03/16/2010           589,705
      825,657  GDF SUEZ++                                                                  0.18        03/17/2010           825,582
    8,394,569  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
               BACKED SECURITIES (MATURITY VALUE $8,394,653)                               0.12        03/01/2010         8,394,569
    3,774,430  GOTHAM FUNDING CORPORATION++(p)                                             0.17        03/01/2010         3,774,395
    2,359,019  GRAMPIAN FUNDING LLC++(p)                                                   0.23        03/12/2010         2,358,823
    1,914,670  GRYPHON FUNDING LIMITED(a)(i)                                               0.00        08/05/2010           783,483
    1,651,313  GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                    0.13        05/01/2023         1,651,313
    1,197,202  GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                    0.13        07/01/2034         1,197,202
    1,939,114  HAMILTON COUNTY OH HOSPITALS+/-ss                                           0.16        05/15/2037         1,939,114
      194,619  HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                       0.23        11/01/2042           194,619
      955,403  HOUSTON TX UTILITY SYSTEM+/-ss                                              0.19        05/15/2034           955,403
      337,340  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                     0.22        07/01/2029           337,340
      235,902  INDIANA MUNICIPAL POWER AGENCY+/-ss                                         0.23        01/01/2018           235,902
      353,853  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                      0.23        04/15/2025           353,853
    3,774,430  KOCH RESOURCES LLC++                                                        0.17        03/02/2010         3,774,377
    3,774,430  LLOYDS TSB BANK PLC                                                         0.17        03/04/2010         3,774,430
      389,238  LMA AMERICAS LLC++(p)                                                       0.17        03/05/2010           389,227
    2,925,183  MASSACHUSETTS HEFA+/-ss                                                     0.19        10/01/2034         2,925,183
    3,774,430  METLIFE SHORT TERM FUND++(p)                                                0.19        03/12/2010         3,774,171
      323,775  MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                   0.16        02/01/2036           323,775
   11,795,095  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
               BACKED SECURITIES (MATURITY VALUE $11,795,174)                              0.08        03/01/2010        11,795,095
      306,672  NATIONWIDE BUILDING SOCIETY++                                               0.18        03/15/2010           306,648
    3,774,430  NATIXIS                                                                     0.21        03/18/2010         3,774,440
      235,902  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                    0.23        01/01/2018           235,902
    2,594,921  NEW YORK STATE DORMITORY AUTHORITY+/-ss                                     0.17        07/01/2034         2,594,921
    2,359,019  NEWPORT BEACH CA REVENUE+/-ss                                               0.19        12/01/2040         2,359,019
       64,873  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                                0.20        03/05/2010            64,871
      235,902  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                                0.20        03/16/2010           235,880
      530,190  NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                    0.22        01/01/2034           530,190

                   Wells Fargo Advantage Master Portfolios 111


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     589,755  REGENCY MARKETS #1 LLC++(p)                                                 0.16%       03/05/2010   $       589,739
    2,948,774  REGENCY MARKETS #1 LLC++(p)                                                 0.18        03/17/2010         2,948,508
    3,774,430  RHEIN-MAIN SECURITIZATION LIMITED++(p)                                      0.18        03/05/2010         3,774,317
    1,592,338  RHEINGOLD SECURITISATION LIMITED++(p)                                       0.20        03/10/2010         1,592,240
    3,302,626  ROYAL BANK OF SCOTLAND                                                      0.20        03/18/2010         3,302,626
    3,302,626  SANPAOLO IMI BANK (NEW YORK)                                                0.17        03/01/2010         3,302,628
      117,951  SOCIETE GENERALE NORTH AMERICA                                              0.17        03/04/2010           117,948
    2,359,019  SOCIETE GENERALE NORTH AMERICA                                              0.19        03/18/2010         2,358,782
    2,005,166  SURREY FUNDING CORPORATION++(p)                                             0.18        03/19/2010         2,004,966
    1,533,362  TASMAN FUNDING INCORPORATED++(p)                                            0.20        03/15/2010         1,533,226
      778,476  TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                           0.14        07/01/2032           778,476
    1,887,215  UBS AG (STAMFORD CT)                                                        0.15        03/09/2010         1,887,199
    3,774,430  UNICREDITO ITALIANO (NEW YORK)                                              0.22        03/10/2010         3,774,430
      353,853  VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                           0.21        12/15/2040           353,853
    5,922,875  VFNC CORPORATION+++/-(a)(i)                                                 0.44        09/30/2010         3,079,895
    3,774,430  WINDMILL FUNDING CORPORATION++(p)                                           0.17        03/03/2010         3,774,361
                                                                                                                        172,970,551
                                                                                                                    ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $181,783,087)                                                             182,406,627
                                                                                                                    ---------------

                                                                                          YIELD
                                                                                      -------------
SHORT-TERM INVESTMENTS: 4.16%
   97,680,858  WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~(l)                             0.08                          97,680,858
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $97,680,858)                                                                          97,680,858
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,548,975,327)*                                                        111.43%                                 2,614,482,372
OTHER ASSETS AND LIABILITIES, NET                                             (11.43)                                  (268,163,458)
                                                                              ------                                ---------------
TOTAL NET ASSETS                                                              100.00%                               $ 2,346,318,914
                                                                              ------                                ---------------

----------
++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

<<   All or a portion of this security is on loan.

+/-  Variable rate investments.

(l)  Investment in an affiliate.

ss These securities are subject to a demand feature which reduces the effective maturity.

@    Foreign bond principal is denominated in local currency.

%%   Securities issued on a when-issued (TBA) basis.

(u)  Rate shown is the 7-day annualized yield at period end.

(p)  Asset-backed commercial paper.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security (unaudited).

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

* Cost for federal income tax purposes is $2,550,004,631 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 83,641,690
Gross unrealized depreciation    (19,163,949)
                                ------------
Net unrealized appreciation     $ 64,477,741

The accompanying notes are an integral part of these financial statements.

                   112 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
COMMON STOCKS: 95.76%
AEROSPACE, DEFENSE: 0.08%
      112,257  BE AEROSPACE INCORPORATED+                                                                           $     2,907,456
                                                                                                                    ---------------
AGRICULTURAL SERVICES: 0.22%
       85,000  ASIA FOOD & PROPERTIES LIMITED+                                                                               31,141
       31,900  ASIATIC DEVELOPMENT BHD                                                                                       57,983
       45,000  ASTRA AGRO LESTARI TBK PT                                                                                    116,658
        5,345  AUSTRALIAN AGRICULTURAL COMPANY LIMITED                                                                        6,179
       66,581  AWB LIMITED                                                                                                   60,863
      183,776  CHAODA MODERN AGRICULTURE LIMITED                                                                            198,878
       48,000  CHINA GREEN HOLDINGS LIMITED                                                                                  55,284
       58,072  CHIQUITA BRANDS INTERNATIONAL INCORPORATED+                                                                  845,528
       37,556  COMPASS MINERALS INTERNATIONAL INCORPORATED                                                                2,836,605
        1,293  CRESUD SACIFYA<<                                                                                              16,602
      499,045  GOLDEN AGRI-RESOURCES LIMITED                                                                                188,158
       15,867  GRAIN CORPORATION LIMITED                                                                                     88,164
        2,600  HOKUTO CORPORATION                                                                                            54,871
      377,646  IOI CORPORATION BHD                                                                                          595,495
       45,400  KUALA LUMPUR KEPONG BHD                                                                                      223,167
       94,905  OLAM INTERNATIONAL LIMITED                                                                                   164,060
        2,900  SAKATA SEED CORPORATION                                                                                       39,137
      212,000  SINOCHEM HONG KONG HOLDING LIMITED                                                                           118,807
       98,118  VCA ANTECH INCORPORATED+                                                                                   2,337,171
                                                                                                                          8,034,751
                                                                                                                    ---------------
AGRICULTURE: 0.00%
       39,000  INDOFOOD AGRI RESOURCES LIMITED+                                                                              59,095
                                                                                                                    ---------------
AIRPORT DEVELOPMENT, MAINTENANCE: 0.01%
      116,070  MACQUARIE AIRPORTS GROUP                                                                                     324,549
                                                                                                                    ---------------
AMUSEMENT & RECREATION SERVICES: 0.38%
           85  ACCORDIA GOLF COMPANY LIMITED                                                                                 89,454
        1,425  ANTENA 3 DE TELEVISION SA                                                                                     14,184
       35,867  APN NEWS & MEDIA LIMITED                                                                                      73,610
       42,559  ARISTOCRAT LEISURE LIMITED                                                                                   161,338
        4,400  ARUZE CORPORATION                                                                                             57,151
        1,500  AVEX GROUP HOLDINGS INCORPORATED                                                                              13,861
       63,059  BALLY TECHNOLOGIES INCORPORATED+                                                                           2,611,273
       52,600  BERJAYA LAND BHD+                                                                                             63,327
       78,950  BERJAYA SPORTS TOTO BHD                                                                                       98,992
        1,453  BWIN INTERACTIVE ENTERTAINMENT AG+                                                                            79,139
        7,531  CARNIVAL PLC                                                                                                 284,900
        1,521  CLUB MEDITERRANEE+                                                                                            23,828
        4,900  DAIICHIKOSHO COMPANY LIMITED                                                                                  66,128
            7  FIELDS CORPORATION                                                                                             8,777
        6,238  FLIGHT CENTRE LIMITED                                                                                        105,493
           61  FUJI TELEVISION NETWORK INCORPORATED                                                                          84,656
        5,315  GESTEVISION TELECINCO SA                                                                                      70,280
        1,414  GREAT CANADIAN GAMING CORPORATION+                                                                             9,810
        1,200  H.I.S COMPANY LIMITED                                                                                         21,597
        1,900  HEIWA CORPORATION                                                                                             19,974
      136,578  INTERNATIONAL GAME TECHNOLOGY<<                                                                            2,396,944
        4,444  INTRALOT SA-INTEGRATED LOTTERY SYSTEMS & SERVICES                                                             20,998
       12,760  KANGWON LAND INCORPORATED+                                                                                   181,516
           74  KUONI REISEN HOLDING                                                                                          26,176

                   Wells Fargo Advantage Master Portfolios 113


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
AMUSEMENT & RECREATION SERVICES (continued)
       35,236  LADBROKERS PLC                                                                                       $        78,389
       47,500  LI NING COMPANY LIMITED                                                                                      148,396
        2,636  LOTTOMATICA SPA                                                                                               47,451
        2,718  M6 METROPOLE TELEVISION                                                                                       67,247
       70,609  MADISON SQUARE GARDEN INCORPORATED CLASS A+                                                                1,376,876
          600  MARS ENGINEERING CORPORATION                                                                                  11,677
       29,100  NAMCO BANDAI HOLDINGS INCORPORATED                                                                           269,890
          500  NIPPON TELEVISION NETWORK CORPORATION                                                                         68,884
        8,277  OPAP SA                                                                                                      170,408
        5,300  ORIENTAL LAND COMPANY LIMITED                                                                                379,402
        2,235  PADDY POWER PLC                                                                                               70,756
        5,155  PARTYGAMING PLC                                                                                               23,840
       14,400  PMP LIMITED                                                                                                    9,421
       17,170  PREMIERE AG+                                                                                                  42,130
      302,815  RESORTS WORLD BHD                                                                                            241,861
        2,880  RESORTTRUST INCORPORATED                                                                                      40,099
        1,200  ROUND ONE CORPORATION                                                                                          7,726
        4,900  SANKYO COMPANY LIMITED                                                                                       236,603
       17,008  SEVEN NETWORK LIMITED                                                                                        111,881
       12,000  SHOCHIKU COMPANY LIMITED                                                                                     106,433
       17,723  SKY NETWORK TELEVISION LIMITED                                                                                61,628
        5,000  SQUARE ENIX COMPANY LIMITED                                                                                  100,456
       53,206  TABCORP HOLDINGS LIMITED                                                                                     322,815
      103,418  TATTERSALL'S LIMITED                                                                                         222,440
       42,587  TEN NETWORK HOLDINGS LIMITED                                                                                  66,219
        5,000  TOEI COMPANY LIMITED                                                                                          25,494
       11,000  TOHO COMPANY LIMITED TOKYO                                                                                   179,898
       11,000  TOKYO DOME CORPORATION                                                                                        30,581
       12,000  TOKYOTOKEIBA COMPANY LIMITED                                                                                  17,424
        6,630  TUI AG                                                                                                        65,451
            9  TV ASAHI CORPORATION                                                                                          13,949
          977  VOCENTO SA                                                                                                     5,960
       27,221  WILLIAM HILL PLC                                                                                              80,938
       68,063  WMS INDUSTRIES INCORPORATED+                                                                               2,581,630
                                                                                                                         13,867,659
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES: 1.01%
       77,599  AEROPOSTALE INCORPORATED+                                                                                  2,743,901
          700  ALPEN COMPANY LIMITED                                                                                         10,999
       79,285  AMERICAN EAGLE OUTFITTERS INCORPORATED                                                                     1,337,538
       76,066  ANN TAYLOR STORES CORPORATION+                                                                             1,309,096
        3,300  AOKI HOLDINGS INCORPORATED                                                                                    39,372
        7,000  AOYAMA TRADING COMPANY LIMITED                                                                               114,480
        3,958  BEIERSDORF AG                                                                                                242,658
      366,000  BELLE INTERNATIONAL HOLDINGS LIMITED                                                                         407,864
        7,742  BULGARI SPA                                                                                                   59,878
       65,608  CARTER'S INCORPORATED+                                                                                     1,880,325
       34,916  CATO CORPORATION                                                                                             684,354
          461  CHARLES VOEGELE HOLDING AG                                                                                    18,067
      232,843  CHICO'S FAS INCORPORATED                                                                                   3,155,023
      219,000  CHINA DONGXIANG GROUP COMPANY                                                                                146,712
        2,000  CHIYODA COMPANY LIMITED                                                                                       24,447
       25,500  CITIZEN HOLDINGS COMPANY LIMITED                                                                             162,738
       85,844  COLLECTIVE BRANDS INCORPORATED+                                                                            1,940,074
       63,852  DEBENHAMS PLC                                                                                                 61,094
       36,000  DICKSON CONCEPTS INTERNATIONAL LIMITED                                                                        19,201

                   114 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
APPAREL & ACCESSORY STORES (continued)
        6,800  FAST RETAILING COMPANY LIMITED                                                                       $     1,148,067
       50,800  GAP INCORPORATED                                                                                           1,092,200
          950  GEOX SPA                                                                                                       6,494
       48,000  GIORDANO INTERNATIONAL LIMITED                                                                                15,089
       23,351  HENNES & MAURITZ AB CLASS B                                                                                1,416,492
       10,712  INDUSTRIA DE DISENO TEXTIL SA                                                                                631,720
       60,447  J.CREW GROUP INCORPORATED+                                                                                 2,543,610
       36,191  KOHL'S CORPORATION+                                                                                        1,947,800
      126,800  LIMITED BRANDS                                                                                             2,803,548
      109,200  MMC CORPORATION BHD                                                                                           78,240
        9,022  NEXT PLC                                                                                                     257,939
          750  NG2 SA                                                                                                        13,595
        8,400  NISHIMATSUYA CHAIN COMPANY LIMITED                                                                            78,946
       75,810  NORDSTROM INCORPORATED                                                                                     2,800,421
        1,450  POINT INCORPORATED                                                                                            89,926
          229  PUMA AG RUDOLF DASSLER SPORT                                                                                  64,733
        2,386  REITMAN'S CANADA LIMITED CLASS A                                                                              35,829
        1,000  RIGHT ON COMPANY LIMITED                                                                                       7,519
       55,548  ROSS STORES INCORPORATED                                                                                   2,716,853
       12,000  SEIKO HOLDINGS CORPORATION CLASS C                                                                            23,907
        2,000  SHIMANURA COMPANY LIMITED                                                                                    174,236
        1,261  SIGNET JEWELERS LIMITED+                                                                                      36,302
        2,102  SWATCH GROUP AG                                                                                              111,533
        1,659  SWATCH GROUP AG CLASS B                                                                                      461,292
       31,658  TRUWORTHS INTERNATIONAL LIMITED                                                                              202,677
       43,461  UNDER ARMOUR INCORPORATED+<<                                                                               1,132,594
        4,600  UNI-CHARM CORPORATION                                                                                        441,128
        1,900  UNITED ARROWS LIMITED                                                                                         20,594
       58,165  URBAN OUTFITTERS INCORPORATED+                                                                             1,873,495
        9,666  WEIR GROUP PLC                                                                                               115,109
                                                                                                                         36,699,709
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.57%
        9,194  ADIDAS-SALOMON AG                                                                                            455,567
       61,000  ANTA SPORTS PRODUCTS LIMITED                                                                                  87,703
       15,000  ASICS CORPORATION                                                                                            140,807
        1,225  BENETTON GROUP SPA                                                                                             9,725
       17,061  BILLABONG INTERNATIONAL LIMITED                                                                              155,500
       17,172  BURBERRY GROUP PLC                                                                                           163,780
      150,000  C C LAND HOLDINGS LIMITED                                                                                     57,780
        2,206  CHRISTIAN DIOR SA                                                                                            216,153
        1,200  DAIDOH LIMITED                                                                                                 9,293
       25,165  GUESS? INCORPORATED                                                                                        1,026,480
       19,000  GUNZE LIMITED                                                                                                 68,220
      124,439  HANESBRANDS INCORPORATED+                                                                                  3,226,703
        3,269  HERMES INTERNATIONAL                                                                                         440,628
      114,700  JONES APPAREL GROUP INCORPORATED                                                                           1,933,842
        1,000  KATAKURA INDUSTRIES COMPANY LIMITED                                                                            9,241
          126  LPP SA+                                                                                                       80,482
       17,000  MIZUNO CORPORATION                                                                                            78,069
          700  NAGAILEBEN COMPANY LIMITED                                                                                    15,963
       14,000  ONWARD KASHIYAMA COMPANY LIMITED                                                                              95,335
       59,557  PHILLIPS-VAN HEUSEN CORPORATION                                                                            2,591,921
       25,045  POLO RALPH LAUREN CORPORATION                                                                              2,001,847
       33,000  PORTS DESIGN LIMITED                                                                                          81,372
      279,020  POU CHEN CORPORATION                                                                                         205,747

                   Wells Fargo Advantage Master Portfolios 115


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS (continued)
       88,000  PRIME SUCCESS INTERNATIONAL GROUP LIMITED                                                            $        67,682
        5,000  SANYO SHOKAI LIMITED                                                                                          18,741
        3,251  SYNTHES INCORPORATED+                                                                                        387,669
       33,879  THE GYMBOREE CORPORATION+                                                                                  1,473,737
       13,000  THE JAPAN WOOL TEXTILE COMPANY LIMITED                                                                        85,599
          207  TOD'S SPA                                                                                                     13,515
       11,000  TOKYO STYLE COMPANY LIMITED                                                                                   76,639
       38,729  VF CORPORATION                                                                                             2,996,850
       11,000  WACOAL CORPORATION                                                                                           134,707
       52,944  WARNACO GROUP INCORPORATED+                                                                                2,209,883
       34,000  YGM TRADING LIMITED                                                                                           31,976
       49,500  YUE YUEN INDUSTRIAL HOLDINGS LIMITED                                                                         147,630
                                                                                                                         20,796,786
                                                                                                                    ---------------
APPAREL & TEXTILES: 0.00%
       38,000  SHENZHOU INTERNATIONAL GROUP HOLDINGS LIMITED                                                                 51,110
                                                                                                                    ---------------
AUTO PARTS & EQUIPMENT: 0.00%
       48,000  KENDA RUBBER INDUSTRIAL COMPANY LIMITED                                                                       46,994
       44,000  MINTH GROUP LIMITED                                                                                           63,601
                                                                                                                            110,595
                                                                                                                    ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.58%
       43,019  ADVANCE AUTO PARTS INCORPORATED                                                                            1,755,175
       33,042  AUTONATION INCORPORATED+<<                                                                                   586,496
       13,100  AUTOZONE INCORPORATED+                                                                                     2,173,683
        3,100  CANADIAN TIRE CORPORATION LIMITED                                                                            154,823
       33,095  COPART INCORPORATED+                                                                                       1,180,830
           83  D'IETEREN SA                                                                                                  36,120
        9,616  FREEWORLD COATINGS LIMITED                                                                                    11,705
       49,000  HOTAI MOTOR COMPANY LIMITED                                                                                  100,070
        5,888  MOL HUNGARIAN OIL & GAS PLC                                                                                  529,191
       60,017  O'REILLY AUTOMOTIVE INCORPORATED+                                                                          2,358,668
        6,461  PEUGEOT SA                                                                                                   170,542
      229,000  PT ASTRA INTERNATIONAL INCORPORATED                                                                          889,261
        8,486  RENAULT SA                                                                                                   348,960
      274,014  TOYOTA MOTOR CORPORATION                                                                                  10,270,320
        2,490  USS COMPANY LIMITED                                                                                          161,432
        2,854  VOLKSWAGEN AG                                                                                                246,887
                                                                                                                         20,974,163
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.03%
        3,188  GHABBOUR AUTO+                                                                                                16,207
       25,037  RYDER SYSTEM INCORPORATED                                                                                    883,556
                                                                                                                            899,763
                                                                                                                    ---------------
BANKING: 0.44%
       12,440  BANCA POPOLARE DI SONDRIO SCARL                                                                              118,064
       16,952  BANCO CONTINENTAL PERU                                                                                        47,142
           39  BANCO SANTANDER SA                                                                                               507
       16,119  BANK MILLENNIUM SA+                                                                                           21,427
      302,600  BANK OF AYUDHYA PCL                                                                                          187,609
       24,500  BANK OF MONTREAL                                                                                           1,303,935
       46,600  BANK OF NOVA SCOTIA                                                                                        2,116,974
       18,100  CANADIAN IMPERIAL BANK OF COMMERCE                                                                         1,204,316
        3,039  CANADIAN WESTERN BANK                                                                                         60,075

                   116 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
BANKING (continued)
       14,460  CORPORATION BANK                                                                                     $       138,202
       29,325  DEUTSCHE BANK AG                                                                                           1,862,154
        1,479  HOME CAPITAL GROUP INCORPORATED                                                                               57,701
       11,434  JULIUS BAER GROUP LIMITED                                                                                    355,713
      122,500  KASIKORNBANK PCL                                                                                             333,434
          961  LAURENTIAN BANK OF CANADA                                                                                     36,487
        8,600  NATIONAL BANK OF CANADA                                                                                      492,444
       91,000  PUBLIC BANK BHD                                                                                              297,143
       62,200  ROYAL BANK OF CANADA<<                                                                                     3,358,280
        4,996  SBERBANK OF RUSSIAN FEDERATION                                                                             1,387,639
       49,700  SENSHU IKEDA HOLDINGS INCORPORATED+                                                                          121,390
       39,231  TORONTO-DOMINION BANK                                                                                      2,507,026
                                                                                                                         16,007,662
                                                                                                                    ---------------
BEVERAGES: 0.01%
        7,313  BROWN-FORMAN CORPORATION                                                                                     401,996
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 0.05%
       41,856  ACORDA THERAPEUTICS INCORPORATED+                                                                          1,263,214
       59,538  THERAVANCE INCORPORATED+                                                                                     648,369
                                                                                                                          1,911,583
                                                                                                                    ---------------
BIOTECHNOLOGY: 0.00%
        7,023  CELLESTIS LIMITED                                                                                             19,700
                                                                                                                    ---------------
BUILDING & CONSTRUCTION: 0.00%
      380,700  LAND AND HOUSES PCL                                                                                           70,809
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.50%
       13,370  AMEC PLC                                                                                                     160,646
       29,832  AVENG LIMITED                                                                                                144,476
       32,204  BALFOUR BEATTY PLC                                                                                           135,480
       38,322  BARRATT DEVELOPMENTS PLC                                                                                      66,497
        5,665  BELLWAY PLC                                                                                                   57,443
       11,306  BERKELEY GROUP HOLDINGS PLC+                                                                                 127,916
        2,315  BILFINGER BERGER AG                                                                                          145,979
        2,759  BOVIS HOMES GROUP PLC                                                                                         15,351
          489  BUDIMEX SA                                                                                                    13,085
       18,787  CARILLION PLC                                                                                                 81,155
      184,900  CH KARNCHANG PCL                                                                                              29,917
       32,000  CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED                                                                  120,379
      469,779  CHINA COMMUNICATIONS CONSTRUCTION COMPANY LIMITED                                                            439,388
       35,000  CONTINENTAL ENGINEERING CORPORATION                                                                           12,550
       10,694  DAEWOO ENGINEERING & CONSTRUCTION COMPANY LIMITED+                                                           104,644
       51,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED                                                                         546,480
       85,394  DIALOG GROUP BHD                                                                                              25,326
      124,943  DR HORTON INCORPORATED                                                                                     1,544,295
        2,644  EIFFAGE SA                                                                                                   123,127
       14,223  ENKA INSAAT VE SANAYI AS                                                                                      55,641
        1,670  FLEETWOOD CORPORATION LIMITED                                                                                 11,779
        3,000  FUJITEC COMPANY LIMITED                                                                                       16,073
       14,498  GLOBE TRADE CENTRE SA+                                                                                       104,169
        4,334  GS ENGINEERING & CONSTRUCTION CORPORATION                                                                    325,825
        2,009  HANJIN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                                        18,013
      120,000  HASEKO CORPORATION                                                                                           117,508
       24,736  HASTIE GROUP LIMITED                                                                                          38,906
        1,802  HOCHTIEF AG                                                                                                  126,856

                   Wells Fargo Advantage Master Portfolios 117


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)
       13,369  HYUNDAI ENGINEERING & CONSTRUCTION COMPANY LIMITED+                                                  $       690,407
       13,306  IMPREGILO SPA                                                                                                 39,769
       82,400  ITALIAN-THAI DEVELOPMENT PCL                                                                                   6,629
        2,686  JM AB                                                                                                         43,135
       81,000  KAJIMA CORPORATION                                                                                           189,634
       88,485  KB HOME                                                                                                    1,440,536
          589  KIER GROUP PLC                                                                                                 8,999
        5,624  KONINKLIJKE BAM GROEP NV                                                                                      44,538
        1,172  KUMHO INDUSTRIAL COMPANY LIMITED+                                                                              4,340
       12,236  LEIGHTON HOLDINGS LIMITED                                                                                    413,415
       12,000  MAEDA CORPORATION                                                                                             37,549
        6,000  MAEDA ROAD CONSTRUCTION COMPANY LIMITED                                                                       50,920
       38,850  MALAYSIAN RESOURCES CORPORATION BHD+                                                                          15,629
       41,773  MDC HOLDINGS INCORPORATED                                                                                  1,429,472
      136,000  METRO HOLDINGS LIMITED                                                                                        73,045
        2,400  NCC AB                                                                                                        38,963
        2,000  NIPPO CORPORATION                                                                                             15,758
       12,000  NISHIMATSU CONSTRUCTION COMPANY LIMITED                                                                       14,587
        2,661  NVR INCORPORATED+                                                                                          1,884,786
       58,000  OBAYASHI CORPORATION                                                                                         224,571
       26,000  OKUMURA CORPORATION                                                                                           93,939
        7,800  PEAB AB                                                                                                       45,292
        8,500  PENTA-OCEAN CONSTRUCTION COMPANY LIMITED                                                                      10,237
       14,070  PERSIMMON PLC                                                                                                 83,692
          625  POLNORD SA+                                                                                                    7,035
      147,411  PULTE HOMES INCORPORATED+                                                                                  1,596,461
      103,674  PYI CORPORATION LIMITED                                                                                        4,742
        3,458  REDROW PLC                                                                                                     7,065
       47,769  RYLAND GROUP INCORPORATED                                                                                  1,083,879
       44,000  SEKISUI CHEMICAL COMPANY LIMITED                                                                             291,204
       51,000  SEKISUI HOUSE LIMITED                                                                                        498,261
       58,000  SHIMIZU CORPORATION                                                                                          224,571
      291,300  SINO THAI ENGINEERING & CONSTRUCTION PCL+<<                                                                   48,455
        1,052  STRABAG SE                                                                                                    25,856
       85,000  TAISEI CORPORATION                                                                                           176,037
          900  TAKAMATSU CORPORATION                                                                                         11,751
      144,697  TAYLOR WOODROW PLC                                                                                            78,546
        9,000  TOA CORPORATION                                                                                               10,029
       23,000  TODA CORPORATION                                                                                              81,288
        2,000  TOENEC CORPORATION                                                                                            10,648
        3,880  TOKYU CONSTRUCTION COMPANY LIMITED                                                                            10,831
       13,040  UNITED CONSTRUCTION GROUP LIMITED                                                                            169,220
        5,000  UNITED ENGINEERS                                                                                               7,292
       51,000  UNITED FIBER SYSTEM LIMITED                                                                                    1,633
       40,191  URBI DESARROLLOS URBANOS SA DE CV+                                                                            88,695
       23,336  WALTER INDUSTRIES INCORPORATED                                                                             1,833,510
        5,040  YIT OYJ                                                                                                      108,637
       72,636  YTL CORPORATION BHD                                                                                          153,996
                                                                                                                         18,138,388
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.51%
      183,000  BBMG CORPORATION+                                                                                            179,177
       20,081  COMPAGNIE DE SAINT-GOBAIN                                                                                    943,891
      133,648  CSR LIMITED                                                                                                  194,036
       25,200  DAIKIN INDUSTRIES LIMITED                                                                                    970,049
       60,998  FASTENAL COMPANY<<                                                                                         2,706,481

                   118 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (continued)
       48,717  FLETCHER BUILDING LIMITED                                                                            $       269,752
        2,100  FLSMIDTH & COMPANY A/S                                                                                       133,709
        2,244  GEBERIT AG                                                                                                   384,149
        8,472  GRAFTON GROUP PLC                                                                                             27,686
      160,530  HOME DEPOT INCORPORATED                                                                                    5,008,536
        1,463  IMERYS SA                                                                                                     75,480
       24,400  JS GROUP CORPORATION                                                                                         480,887
        2,000  KEIYO COMPANY LIMITED                                                                                          9,972
      127,386  KINGFISHER PLC                                                                                               417,612
        2,600  KOMERI COMPANY LIMITED                                                                                        70,410
       31,000  MATSUSHITA ELECTRIC WORKS LIMITED                                                                            361,483
       54,000  NIPPON SHEET GLASS COMPANY LIMITED                                                                           144,656
          700  ONOKEN COMPANY LIMITED                                                                                         4,649
        5,331  REECE AUSTRALIA LIMITED                                                                                      119,728
        3,000  RINNAI CORPORATION                                                                                           158,366
        6,259  RONA INCORPORATED+                                                                                            94,521
       48,046  SANDVIK AB                                                                                                   517,200
        3,274  SCHINDLER HOLDING AG                                                                                         261,493
       12,574  SCHNEIDER ELECTRIC SA                                                                                      1,342,831
       42,000  SHERWIN-WILLIAMS COMPANY                                                                                   2,661,960
       10,000  SIAM CITY CEMENT PCL                                                                                          68,350
       31,300  SIAM CITY CEMENT PCL                                                                                         216,776
      241,240  SIME DARBY BHD                                                                                               598,584
                                                                                                                         18,422,424
                                                                                                                    ---------------
BUSINESS SERVICES: 6.20%
      525,177  3COM CORPORATION+                                                                                          4,007,101
       53,826  AARON RENTS INCORPORATED                                                                                   1,597,017
       47,789  ABM INDUSTRIES INCORPORATED                                                                                  978,719
      237,000  ABOITIZ EQUITY VENTURES INCORPORATED                                                                          56,520
       67,530  ACTIVISION BLIZZARD INCORPORATED                                                                             717,844
      102,400  ACXIOM CORPORATION+                                                                                        1,726,464
        5,555  ADECCO SA                                                                                                    276,134
       25,218  ADMINISTAFF INCORPORATED                                                                                     454,428
       65,644  ADOBE SYSTEMS INCORPORATED+                                                                                2,274,565
       15,696  ADVENT SOFTWARE INCORPORATED+                                                                                632,863
       38,611  AEGIS GROUP PLC                                                                                               68,588
       76,206  AKAMAI TECHNOLOGIES INCORPORATED+                                                                          2,004,218
          309  AKER ASA CLASS A                                                                                               8,001
       22,581  ALLIANCE DATA SYSTEMS CORPORATION+<<                                                                       1,251,891
        1,932  ALTRAN TECHNOLOGIES SA+                                                                                        9,039
       39,916  ANSYS INCORPORATED+                                                                                        1,750,716
        9,321  ASIAN PAINTS LIMITED                                                                                         365,916
        1,867  ATOS ORIGIN SA                                                                                                87,007
        6,503  AUSDRILL LIMITED                                                                                              11,656
        8,640  AUTONOMY CORPORATION PLC+                                                                                    201,566
      138,000  AVIS BUDGET GROUP INCORPORATED+                                                                            1,451,760
       34,838  BLACKBOARD INCORPORATED+                                                                                   1,361,469
       82,200  BMC SOFTWARE INCORPORATED+                                                                                 3,028,248
        2,908  BOLSAS Y MARCADOS ESPANOLES                                                                                   76,560
      122,663  BRAMBLES LIMITED                                                                                             762,918
       53,061  BRINK'S HOME SECURITY HOLDINGS+                                                                            2,220,603
        5,880  BTG PLC+                                                                                                      16,138
       14,848  BUNZL PLC                                                                                                    154,067
       53,900  CA INCORPORATED                                                                                            1,212,750
       34,778  CACI INTERNATIONAL INCORPORATED CLASS A+                                                                   1,723,598
      353,900  CADENCE DESIGN SYSTEMS INCORPORATED+                                                                       2,017,230
        8,248  CAP GEMINI SA                                                                                                379,997

                   Wells Fargo Advantage Master Portfolios 119


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
BUSINESS SERVICES (continued)
       34,198  CAPITA GROUP PLC                                                                                     $       373,359
       28,054  CERNER CORPORATION+                                                                                        2,327,079
       10,900  CGI GROUP INCORPORATED+                                                                                      153,317
       77,217  CHECK POINT SOFTWARE TECHNOLOGIES+                                                                         2,517,274
       80,200  CITRIX SYSTEMS INCORPORATED+                                                                               3,449,402
       47,318  COGNEX CORPORATION                                                                                           894,310
       37,689  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                        1,813,972
       40,638  COMPUTERSHARE LIMITED                                                                                        424,291
      106,883  COMPUWARE CORPORATION+                                                                                       800,554
       48,755  CONCUR TECHNOLOGIES INCORPORATED+                                                                          1,918,022
      155,877  CONVERGYS CORPORATION+                                                                                     1,923,522
        3,400  CSK HOLDINGS CORPORATION                                                                                      14,695
           48  CYBERAGENT INCORPORATED                                                                                       87,361
       80,559  CYBERSOURCE CORPORATION+                                                                                   1,379,976
       57,000  DAI NIPPON PRINTING COMPANY LIMITED                                                                          753,841
        4,200  DAISEKI COMPANY LIMITED                                                                                       82,492
        8,093  DAVIS SERVICE GROUP PLC                                                                                       50,101
       67,255  DELUXE CORPORATION                                                                                         1,207,227
           36  DENA COMPANY LIMITED                                                                                         279,588
       18,600  DENTSU INCORPORATED                                                                                          441,736
        9,691  DEUTSCHE BOERSE AG                                                                                           674,039
       44,259  DIGITAL RIVER INCORPORATED+                                                                                1,163,569
       34,572  DIMENSION DATA HOLDINGS PLC                                                                                   46,521
       18,745  DST SYSTEMS INCORPORATED                                                                                     720,370
          800  DTS CORPORATION                                                                                                7,942
          120  EACCESS LIMITED                                                                                               96,978
      138,030  EARTHLINK INCORPORATED                                                                                     1,151,170
      136,108  EBAY INCORPORATED+                                                                                         3,133,206
        5,295  EDUCOMP SOLUTIONS LIMITED                                                                                     77,051
      141,132  ELECTRONIC ARTS INCORPORATED+                                                                              2,339,969
       62,153  ELECTRONICS FOR IMAGING INCORPORATED+                                                                        737,135
       43,551  EXPERIAN GROUP LIMITED                                                                                       403,088
       34,668  F5 NETWORKS INCORPORATED+                                                                                  1,934,474
       19,134  FACTSET RESEARCH SYSTEMS INCORPORATED                                                                      1,266,671
       63,085  FAIR ISAAC CORPORATION                                                                                     1,448,432
          638  FIRSTSERVICE CORPORATION+                                                                                     12,194
       68,714  FISERV INCORPORATED+                                                                                       3,314,076
        7,014  FOCUS MEDIA HOLDING LIMITED+<<                                                                               108,226
        2,600  FUJI SOFT INCORPORATED                                                                                        43,692
       21,000  GALLANT VENTURE LIMITED+                                                                                       3,660
        1,693  GARDA WORLD SECURITY CORPORATION+                                                                             16,879
       26,485  GARTNER INCORPORATED+                                                                                        630,078
        2,862  GEMALTO NV                                                                                                   117,320
          353  GFK SE                                                                                                        12,625
      215,268  GLG PARTNERS INCORPORATED+<<                                                                                 598,445
       35,672  GLOBAL PAYMENTS INCORPORATED                                                                               1,527,118
       29,869  GOOGLE INCORPORATED CLASS A+                                                                              15,734,989
        4,409  GROUPE BRUXELLES LAMBERT SA                                                                                  386,026
       40,000  GUNMA BANK LIMITED                                                                                           222,860
        2,380  HAKUHODO DY HOLDINGS INCORPORATED                                                                            116,529
       14,292  HAVAS SA                                                                                                      58,499
       97,145  HENRY JACK & ASSOCIATES INCORPORATED                                                                       2,193,534
        4,600  HITACHI CAPITAL CORPORATION                                                                                   63,322
       30,216  HMS HOLDINGS CORPORATION+                                                                                  1,391,145
        2,618  HOMESERVE PLC+                                                                                                67,863
       33,800  HOUSING DEVELOPMENT FINANCE CORPORATION                                                                    1,832,993

                   120 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
BUSINESS SERVICES (continued)
      194,000  HUTCHISON WHAMPOA LIMITED                                                                            $     1,392,114
       35,000  HYFLUX LIMITED                                                                                                87,643
        2,030  I-FLEX SOLUTIONS LIMITED                                                                                      98,517
       21,079  ICAP PLC                                                                                                     104,716
          714  ILIAD SA                                                                                                      75,629
        4,514  INDRA SISTEMAS SA                                                                                             92,382
       25,456  INDUSTREA LIMITED                                                                                              8,897
      103,702  INFORMATICA CORPORATION+                                                                                   2,646,475
       41,922  INFOSYS TECHNOLOGIES LIMITED                                                                               2,365,881
       23,617  INFOSYS TECHNOLOGIES LIMITED ADR                                                                           1,343,807
      217,283  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                               1,629,623
        5,289  INTERSERVE PLC                                                                                                16,137
        7,125  INTERTEK GROUP PLC                                                                                           139,279
        3,400  INTRUM JUSTITIA AB                                                                                            43,872
      129,942  INTUIT INCORPORATED+                                                                                       4,204,923
       10,460  INVOCARE LIMITED                                                                                              56,339
          407  IPSOS                                                                                                         14,132
       10,643  IRESS MARKET TECHNOLOGY LIMITED                                                                               77,546
       81,530  IRON MOUNTAIN INCORPORATED                                                                                 2,109,996
      172,900  IT CITY PUBLIC COMPANY LIMITED                                                                                35,296
        3,000  ITOCHU TECHNO-SCIENCE CORPORATION                                                                             95,560
        1,281  JC DECAUX SA                                                                                                  31,973
       66,884  JUNIPER NETWORKS INCORPORATED+                                                                             1,871,414
           47  KABU.COM SECURITIES COMPANY LIMITED                                                                           47,135
           16  KAKAKU.COM INCORPORATED                                                                                       62,671
          127  KENEDIX INCORPORATED                                                                                          36,608
      125,138  KEPPEL CORPORATION LIMITED                                                                                   748,674
       10,000  KYOWA EXEO CORPORATION                                                                                        84,867
       66,626  LAMAR ADVERTISING COMPANY+                                                                                 2,004,110
       43,178  LENDER PROCESSING SERVICES INCORPORATED                                                                    1,648,536
       72,745  LOGICACMG PLC                                                                                                132,440
        1,752  MACDONALD DETTWILER & ASSOCIATES LIMITED+                                                                     65,621
       67,625  MAN GROUP PLC                                                                                                231,698
      171,000  MARUBENI CORPORATION                                                                                       1,022,016
       11,943  MASTERCARD INCORPORATED CLASS A                                                                            2,679,651
       68,616  MCAFEE INCORPORATED+                                                                                       2,723,369
       15,109  MICHAEL PAGE INTERNATIONAL PLC                                                                                85,495
      980,171  MICROSOFT CORPORATION                                                                                     28,091,701
      141,700  MITSUBISHI CORPORATION                                                                                     3,540,706
        9,000  MITSUI-SOKO COMPANY LIMITED                                                                                   33,733
            4  MIXI INCORPORATED+                                                                                            25,753
          108  MONEX BEANS HOLDINGS INCORPORATED                                                                             51,663
       53,614  MONSTER WORLDWIDE INCORPORATED+                                                                              747,915
        1,850  MOSHI MOSHI HOTLINE INCORPORATED                                                                              36,981
       67,685  NCR CORPORATION+                                                                                             854,185
        1,463  NCSOFT CORPORATION                                                                                           167,755
          800  NEC FIELDING LIMITED                                                                                          10,796
           60  NET ONE SYSTEMS COMPANY LIMITED                                                                               63,009
       54,695  NETFLIX INCORPORATED+<<                                                                                    3,612,605
        4,000  NICHII GAKKAN COMPANY                                                                                         37,413
        9,400  NIHON UNISYS LIMITED                                                                                          56,287
          500  NIPPON KANZAI COMPANY LIMITED                                                                                  8,650
        4,000  NIPPON SYSTEM DEVELOPMENT COMPANY LIMITED                                                                     45,067
      463,650  NOVELL INCORPORATED+                                                                                       2,174,519
          600  NS SOLUTIONS CORPORATION                                                                                       9,468
          300  OBIC BUSINESS CONSULTANTS LIMITED                                                                             13,169

                   Wells Fargo Advantage Master Portfolios 121


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
BUSINESS SERVICES (continued)
          720  OBIC COMPANY LIMITED                                                                                 $       126,098
        2,700  OPEN TEXT CORPORATION+                                                                                       132,383
      478,715  ORACLE CORPORATION                                                                                        11,800,325
        2,600  ORACLE CORPORATION (JAPAN)                                                                                   120,423
        2,000  OTSUKA CORPORATION                                                                                           123,136
        8,600  PARK24 COMPANY LIMITED                                                                                        89,441
        3,458  PATNI COMPUTER SYSTEMS LIMITED                                                                                35,623
        3,974  PERPETUAL TRUSTEES AUSTRALIA LIMITED                                                                         129,354
       24,488  PSION PLC                                                                                                     33,605
        4,680  PUBLICIS GROUPE                                                                                              184,612
       41,433  PUBLISHING & BROADCASTING LIMITED                                                                            115,853
        7,470  QUALITY SYSTEMS INCORPORATED                                                                                 427,583
          615  RAKUTEN INCORPORATED                                                                                         474,169
        4,382  RANDSTAD HOLDINGS NV                                                                                         183,448
       82,546  RED HAT INCORPORATED+                                                                                      2,315,415
       88,666  RENT-A-CENTER INCORPORATED+                                                                                1,971,932
       72,115  RENTOKIL INITIAL PLC                                                                                         141,740
        4,529  RITCHIE BROS AUCTIONEERS INCORPORATED                                                                         94,996
       68,640  ROBERT HALF INTERNATIONAL INCORPORATED<<                                                                   1,915,056
          914  ROYALBLUE GROUP PLC                                                                                           19,372
        3,331  RPS GROUP PLC                                                                                                  9,142
        1,900  S1 CORPORATION INCORPORATED+                                                                                  11,799
        2,323  S1 CORPORATION INCORPORATED (KOREA)+                                                                          90,324
       45,889  SALESFORCE.COM INCORPORATED+                                                                               3,118,158
       22,122  SAMPO OYJ                                                                                                    536,179
          900  SANSHIN ELECTRONICS COMPANY LIMITED                                                                            6,990
       41,926  SAP AG                                                                                                     1,870,221
       16,451  SATYAM COMPUTER SERVICES LIMITED<<                                                                            87,190
       14,400  SECURITAS AB                                                                                                 155,415
        5,403  SECURITAS SYSTEMS AB CLASS B                                                                                  10,837
       26,769  SEEK LIMITED                                                                                                 170,572
       17,382  SES FDR                                                                                                      421,176
      197,500  SHENZHEN INTERNATIONAL HOLDINGS                                                                               15,266
        1,020  SHREE CEMENT LIMITED                                                                                          47,367
       16,000  SIA ENGINEERING COMPANY                                                                                       39,838
       53,666  SINGAPORE AIRPORT TERMINAL SERVICES LIMITED                                                                   99,643
       92,000  SINGAPORE EXCHANGE LIMITED                                                                                   504,603
            4  SO-NET ENTERTAINMENT CORPORATION                                                                              10,445
          959  SOFTWARE AG                                                                                                  110,904
        6,900  SOHGO SECURITY SERVICES COMPANY LIMITED                                                                       78,595
       90,438  SOTHEBY'S HOLDINGS INCORPORATED                                                                            2,197,643
          900  SUMISHO COMPUTER SYSTEMS                                                                                      12,166
       17,000  SUMITOMO WAREHOUSE COMPANY LIMITED                                                                            75,007
        4,153  SUPER-SOL LIMITED                                                                                             25,694
       53,000  SWIRE PACIFIC LIMITED                                                                                        591,647
        1,444  SXC HEALTH SOLUTIONS CORPORATION+                                                                             72,406
       35,369  SYBASE INCORPORATED+                                                                                       1,570,030
       24,000  TAIWAN SECOM                                                                                                  37,789
      104,567  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                              1,005,935
       50,774  TATA CONSULTANCY SERVICES LIMITED                                                                            838,947
        1,144  TECH MAHINDRA LIMITED                                                                                         22,105
       77,356  TELEKOMUNIKACJA POLSKA SA                                                                                    413,449
        2,343  TELEPERFORMANCE                                                                                               74,686
       34,704  TELETECH HOLDINGS INCORPORATED+                                                                              606,973
      525,865  TELMEX INTERNACIONAL SAB DE CV                                                                               479,428
        5,073  TEMENOS GROUP AG+                                                                                            127,504

                   122 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
BUSINESS SERVICES (continued)
       53,688  THE BRINK'S COMPANY                                                                                  $     1,367,970
      227,126  TIBCO SOFTWARE INCORPORATED+                                                                               2,082,745
        2,740  TIETOENATOR OYJ                                                                                               61,523
        2,200  TKC AS                                                                                                        40,660
          600  TOKYU LIVABLE INCORPORATED                                                                                     4,876
       39,981  TOMKINS PLC                                                                                                  117,415
        4,700  TOMTOM NV+                                                                                                    36,728
        6,500  TOPPAN FORMS COMPANY LIMITED                                                                                  70,381
       87,994  TOTAL SYSTEM SERVICES INCORPORATED                                                                         1,253,035
       49,139  TOWERS WATSON & COMPANY                                                                                    2,170,470
        1,300  TRANSCOSMOS INCORPORATED                                                                                      10,360
        9,300  TREND MICRO INCORPORATED                                                                                     320,834
       56,882  TRUEBLUE INCORPORATED+                                                                                       754,824
        5,740  TULLETT PREBON PLC                                                                                            25,005
        5,507  UNITED INTERNET AG                                                                                            85,184
      109,568  UNITED ONLINE INCORPORATED                                                                                   685,896
        2,832  USG PEOPLE NV                                                                                                 45,908
       85,900  VERISIGN INCORPORATED+                                                                                     2,140,628
        1,430  VIOHALCO SA                                                                                                    7,672
       57,152  VISA INCORPORATED                                                                                          4,873,923
       23,659  VMWARE INCORPORATED+                                                                                       1,171,357
       45,730  WEBSENSE INCORPORATED+                                                                                       981,366
      119,500  WHARF HOLDINGS LIMITED                                                                                       615,809
       17,158  WIPRO LIMITED<<                                                                                              370,956
           13  WORKS APPLICATIONS COMPANY LIMITED                                                                             8,545
        5,238  WS ATKINS PLC                                                                                                 46,044
      163,250  YAHOO! INCORPORATED+                                                                                       2,499,358
        5,000  ZENRIN COMPANY LIMITED                                                                                        58,585
                                                                                                                        225,015,509
                                                                                                                    ---------------
CASINO & GAMING: 0.10%
      111,075  MGM MIRAGE+<<                                                                                              1,170,731
      112,800  WYNN MACAU LIMITED+                                                                                          141,688
       33,732  WYNN RESORTS LIMITED                                                                                       2,144,343
                                                                                                                          3,456,762
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 7.17%
      192,494  ABBOTT LABORATORIES                                                                                       10,448,574
        6,746  ACTELION LIMITED+                                                                                            343,815
        9,800  ADEKA CORPORATION                                                                                             91,222
        2,700  ADERANS COMPANY LIMITED                                                                                       32,122
        8,200  AGRIUM INCORPORATED                                                                                          531,028
        8,600  AICA KOGYO COMPANY LIMITED                                                                                    90,893
       12,366  AIR LIQUIDE SA                                                                                             1,476,876
       14,000  AIR WATER INCORPORATED                                                                                       163,881
       11,666  AKZO NOBEL NV                                                                                                593,226
       38,928  ALEXION PHARMACEUTICALS INCORPORATED+                                                                      1,927,715
      105,645  ALKERMES INCORPORATED+                                                                                     1,210,692
      126,400  AMGEN INCORPORATED+                                                                                        7,155,504
          285  AMOREPACIFIC CORPORATION                                                                                     192,637
        3,400  ARISAWA MANUFACTURING COMPANY LIMITED                                                                         23,842
      115,000  ASAHI KASEI CORPORATION                                                                                      599,302
       42,900  ASTELLAS PHARMA INCORPORATED                                                                               1,615,178
       66,006  ASTRAZENECA PLC                                                                                            2,902,125
          734  ATRIUM INNOVATIONS INCORPORATED+                                                                              11,789

                   Wells Fargo Advantage Master Portfolios 123


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
CHEMICALS & ALLIED PRODUCTS (continued)
       52,200  AVERY DENNISON CORPORATION                                                                           $     1,649,520
       20,600  BATU KAWAN BHD                                                                                                61,095
       37,710  BAYER AG                                                                                                   2,499,099
       34,007  BIOGEN IDEC INCORPORATED+                                                                                  1,870,725
      115,434  BIOMARIN PHARMACEUTICAL INCORPORATED+                                                                      2,308,680
        6,800  BIOVAIL CORPORATION                                                                                          100,623
      160,877  BRISTOL-MYERS SQUIBB COMPANY                                                                               3,943,095
       67,683  CABOT CORPORATION                                                                                          1,966,868
       64,886  CALGON CARBON CORPORATION+                                                                                 1,006,382
        3,906  CARDIOME PHARMA CORPORATION+                                                                                  20,232
       66,308  CELANESE CORPORATION CLASS A                                                                               2,068,147
       22,784  CF INDUSTRIES HOLDINGS INCORPORATED                                                                        2,420,572
        1,689  CHEMRING GROUP PLC                                                                                            85,477
      171,000  CHINA AGRI-INDUSTRIES HOLDINGS LIMITED                                                                       245,414
      189,100  CHINA PETROCHEMICAL DEVELOPMENT CORPORATION+                                                                  68,983
       16,000  CHINA PHARMACEUTICAL GROUP LIMITED                                                                             8,554
        9,000  CHINA STEEL CHEMICAL CORPORATION                                                                              23,768
       19,200  CHUGAI PHARMACEUTICAL COMPANY LIMITED                                                                        370,623
        5,000  CHUGOKU MARINE PAINTS LIMITED                                                                                 32,303
       30,934  CHURCH & DWIGHT COMPANY INCORPORATED                                                                       2,078,146
          645  CIECH SA                                                                                                       7,349
       17,409  CLARIANT AG                                                                                                  188,635
       61,100  CLOROX COMPANY                                                                                             3,746,041
       62,050  COLGATE-PALMOLIVE COMPANY                                                                                  5,146,427
        6,649  CRODA INTERNATIONAL                                                                                           91,246
       52,715  CSL LIMITED                                                                                                1,624,694
       67,527  CUBIST PHARMACEUTICALS INCORPORATED+                                                                       1,420,768
       64,775  CYTEC INDUSTRIES INCORPORATED                                                                              2,763,949
       27,000  DAICEL CHEMICAL INDUSTRIES LIMITED                                                                           180,821
       60,200  DAIICHI SANKYO COMPANY LIMITED                                                                             1,218,297
        4,000  DAINICHISEIKA COLOR & CHEMICALS MANUFACTURING COMPANY LIMITED                                                 14,542
       65,000  DAINIPPON INK & CHEMICALS INCORPORATED                                                                       135,348
       12,300  DAINIPPON SUMITOMO PHARMA COMPANY LIMITED                                                                    120,446
        4,000  DAISO COMPANY LIMITED                                                                                         10,265
        1,626  DC CHEMICAL COMPANY LIMITED+                                                                                 247,426
       57,069  DENDREON CORPORATION+                                                                                      1,782,265
       39,000  DENKI KAGAKU KOGYO KABUSHIKI KAISHA                                                                          157,589
      105,244  DOW CHEMICAL COMPANY                                                                                       2,979,458
       11,705  DR. REDDYS LABORATORIES LIMITED                                                                              290,004
        1,200  EARTH CHEMICAL COMPANY LIMITED                                                                                35,482
       30,567  EASTMAN CHEMICAL COMPANY                                                                                   1,820,265
      104,838  ECOLAB INCORPORATED                                                                                        4,417,873
       77,891  EI DU PONT DE NEMOURS & COMPANY                                                                            2,626,485
       26,700  EISAI COMPANY LIMITED                                                                                      1,041,314
       18,768  ELAN CORPORATION PLC+                                                                                        130,997
        9,136  ELEMENTIS PLC                                                                                                  8,080
       91,700  ELI LILLY & COMPANY                                                                                        3,148,978
       52,636  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                                3,165,003
       84,869  ETERNAL CHEMICAL COMPANY LIMITED                                                                              82,296
        4,500  FANCL CORPORATION                                                                                             91,170
       20,000  FIBRECHEM TECHNOLOGIES LIMITED+(a)                                                                                 0
        4,197  FILTRONA PLC                                                                                                  11,967
       32,155  FMC CORPORATION                                                                                            1,838,301
       27,751  FOREST LABORATORIES INCORPORATED+                                                                            829,200
      522,170  FORMOSA CHEMICALS & FIBRE CORPORATION                                                                      1,180,367
      612,810  FORMOSA PLASTICS CORPORATION                                                                               1,322,206

                   124 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
CHEMICALS & ALLIED PRODUCTS (continued)
        4,573  FRESENIUS KABI PHARMACEUTICALS HOLDING INCORPORATED                                                  $           777
        1,818  FRUTAROM INDUSTRIES LIMITED                                                                                   16,453
        1,000  FUJIMI INCORPORATED                                                                                           16,917
        4,000  FUSO PHARMACEUTICAL INDUSTRIES LIMITED                                                                        12,921
       34,053  GENZYME CORPORATION+                                                                                       1,947,832
      113,102  GILEAD SCIENCES INCORPORATED+                                                                              5,384,786
          343  GIVAUDAN SA                                                                                                  281,776
      239,641  GLAXOSMITHKLINE PLC                                                                                        4,436,010
      128,000  GLOBAL BIO-CHEM TECHNOLOGY                                                                                    34,630
        6,518  GRIFOLS SA                                                                                                    98,515
        2,372  H LUNDBECK AS                                                                                                 41,880
       10,113  HANWHA CHEMICAL CORPORATION+                                                                                 132,963
       66,007  HB FULLER COMPANY                                                                                          1,385,487
        4,874  HENKEL KGAA                                                                                                  214,896
        6,650  HIKMA PHARMACEUTICALS PLC                                                                                     55,770
        6,600  HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED                                                                241,060
        8,100  HITACHI CHEMICAL COMPANY LIMITED                                                                             165,929
        1,667  HONAM PETROCHEMICAL CORPORATION                                                                              171,745
      218,956  HUNTSMAN CORPORATION                                                                                       3,006,266
       68,907  IDEXX LABORATORIES INCORPORATED+<<                                                                         3,638,979
       81,063  IMMUCOR INCORPORATED+                                                                                      1,566,948
        1,885  INTERCELL AG+                                                                                                 54,799
       35,115  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                            1,478,693
       36,724  INVERNESS MEDICAL INNOVATIONS INCORPORATED+                                                                1,432,970
        1,094  IPSEN                                                                                                         55,549
      974,221  IRPC PCL                                                                                                     129,641
       10,000  ISHIHARA SANGYO KAISHA LIMITED+                                                                                7,991
       37,248  ISRAEL CHEMICALS LIMITED                                                                                     453,304
        8,735  JOHNSON MATTHEY PLC                                                                                          211,508
       18,100  JSR CORPORATION                                                                                              354,483
        7,703  K+S AG                                                                                                       468,010
       10,000  KAKEN PHARMACEUTICAL COMPANY LIMITED                                                                          88,694
      368,000  KALBE FARMA TBK PT                                                                                            61,498
       25,000  KANEKA CORPORATION                                                                                           149,136
       21,000  KANSAI PAINT COMPANY LIMITED                                                                                 170,184
        6,000  KANTO DENKA KOGYO COMPANY LIMITED                                                                             42,614
       48,700  KAO CORPORATION                                                                                            1,245,387
          469  KCC CORPORATION                                                                                              142,532
        5,300  KEMIRA OYJ                                                                                                    88,477
      109,994  KING PHARMACEUTICALS INCORPORATED+                                                                         1,237,433
       46,500  KINGBOARD CHEMICALS HOLDINGS LIMITED                                                                         208,473
        5,000  KISSEI PHARMACEUTICAL COMPANY LIMITED                                                                        105,014
        2,700  KOBAYASHI PHARMACEUTICAL COMPANY LIMITED                                                                     110,164
        9,530  KONINKLIJKE DSM NV                                                                                           397,925
        6,000  KYORIN COMPANY LIMITED                                                                                        90,022
       23,000  KYOWA HAKKO KOGYO COMPANY LIMITED                                                                            238,426
       11,236  L'OREAL SA                                                                                                 1,163,068
        8,346  LA SEDA DE BARCELONA SA+(a)                                                                                    3,864
        3,878  LANXESS                                                                                                      142,573
       57,100  LEE CHANG YUNG CHEMICAL INDUSTRY CORPORATION                                                                  65,784
        1,076  LG HOUSEHOLD & HEALTH CARE LIMITED CLASS H+                                                                  257,427
       78,705  LIFE TECHNOLOGIES CORPORATION+                                                                             3,995,066
        8,953  LINC ENERGY LIMITED+                                                                                          11,674
        6,500  LINTEC CORPORATION                                                                                           122,691
       21,000  LION CORPORATION                                                                                             104,474
        1,929  LONZA GROUP AG                                                                                               151,914

                   Wells Fargo Advantage Master Portfolios 125


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
CHEMICALS & ALLIED PRODUCTS (continued)
       17,856  MAKHTESHIM-AGAN INDUSTRIES LIMITED                                                                   $        91,007
        1,800  MANDOM CORPORATION                                                                                            50,447
       36,882  MARTEK BIOSCIENCES CORPORATION+                                                                              731,370
       76,612  MEDICIS PHARMACEUTICAL CORPORATION CLASS A                                                                 1,723,770
        2,555  MERCK KGAA                                                                                                   201,087
        4,300  METHANEX CORPORATION                                                                                         101,799
          400  MILBON COMPANY LIMITED                                                                                         9,212
       21,727  MINERALS TECHNOLOGIES INCORPORATED                                                                         1,060,929
        4,700  MIRACA HOLDINGS INCORPORATED                                                                                 142,304
      120,500  MITSUBISHI CHEMICAL HOLDINGS CORPORATION                                                                     546,587
       36,000  MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED                                                                 194,496
       82,000  MITSUI CHEMICALS INCORPORATED                                                                                225,201
       67,208  MONSANTO COMPANY                                                                                           4,748,245
          300  MURAMOTO ELECTRON THAILAND PCL                                                                                 1,461
       60,724  NALCO HOLDING COMPANY                                                                                      1,412,440
      800,570  NAN YA PLASTICS CORPORATION                                                                                1,585,040
       64,848  NBTY INCORPORATED+                                                                                         2,944,099
       12,727  NEWMARKET CORPORATION                                                                                      1,133,339
        2,600  NICHI-IKO PHARMACEUTICAL COMPANY LIMITED                                                                      76,702
        6,000  NIHON PARKERIZING COMPANY LIMITED                                                                             76,583
        4,000  NIPPON CHEMICAL INDUSTRIAL COMPANY LIMITED                                                                     8,914
       14,000  NIPPON KAYAKU COMPANY LIMITED                                                                                115,189
       24,000  NIPPON PAINT COMPANY LIMITED                                                                                 150,464
        6,000  NIPPON SHINYAKU COMPANY LIMITED                                                                               67,466
       12,000  NIPPON SHOKUBAI COMPANY LIMITED                                                                              104,001
       15,000  NIPPON SODA COMPANY LIMITED                                                                                   57,741
        7,000  NIPPON SYNTHETIC CHEMICAL INDUSTRY COMPANY LIMITED                                                            45,225
       14,000  NISSAN CHEMICAL INDUSTRIES LIMITED                                                                           188,305
       14,400  NITTO DENKO CORPORATION                                                                                      530,812
       17,000  NOF CORPORATION                                                                                               66,588
      112,502  NOVARTIS AG                                                                                                6,257,384
       20,940  NOVO NORDISK AS CLASS B                                                                                    1,478,857
       10,887  NUFARM LIMITED                                                                                                94,935
       13,423  NUPLEX INDUSTRIES LIMITED                                                                                     32,054
       92,594  OLIN CORPORATION                                                                                           1,621,321
          289  OMEGA PHARMA SA+                                                                                              14,230
        9,500  ONO PHARMACEUTICAL COMPANY LIMITED                                                                           438,404
       68,291  ONYX PHARMACEUTICALS INCORPORATED+                                                                         1,895,758
       32,656  ORICA LIMITED                                                                                                731,951
       72,660  ORIENTAL UNION CHEMICAL CORPORATION                                                                           57,657
        1,903  ORIFLAME COSMETICS SA                                                                                        111,034
        2,073  ORION OYJ                                                                                                     45,558
       24,654  OSI PHARMACEUTICALS INCORPORATED+                                                                            912,691
          173  PAZ OIL COMPANY LIMITED+                                                                                      25,408
       37,579  PERRIGO COMPANY                                                                                            1,862,791
       10,514  PETKIM PETROKIMYA HOLDING SA+                                                                                 55,408
      744,250  PFIZER INCORPORATED                                                                                       13,061,588
       32,438  PHARMERICA CORPORATION+                                                                                      556,312
       15,228  PPG INDUSTRIES INCORPORATED                                                                                  937,131
       38,302  PRAXAIR INCORPORATED                                                                                       2,878,012
      363,082  PROCTER & GAMBLE COMPANY                                                                                  22,975,829
       25,800  PTT CHEMICAL PCL ADR                                                                                          62,227
        9,520  PZ CUSSONS PLC                                                                                                41,763
        2,396  Q-CELLS AG+                                                                                                   22,867
       18,964  RANBAXY LABORATORIES LIMITED                                                                                 193,486
       29,012  RECKITT BENCKISER GROUP                                                                                    1,525,308

                   126 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
CHEMICALS & ALLIED PRODUCTS (continued)
        6,569  RECORDATI SPA                                                                                        $        49,285
        4,789  RHODIA SA                                                                                                     91,065
       32,334  ROCHE HOLDING AG                                                                                           5,399,786
        1,055  ROCHE HOLDINGS AG - BEARER SHARES                                                                            181,685
        9,000  ROHTO PHARMACEUTICAL COMPANY LIMITED                                                                         104,542
      172,859  RPM INTERNATIONAL INCORPORATED                                                                             3,327,536
        3,000  SAKAI CHEMICAL INDUSTRY COMPANY LIMITED                                                                       13,101
       39,943  SANOFI-AVENTIS SA                                                                                          2,921,745
       17,805  SANOFI-AVENTIS SA ADR                                                                                        651,663
        6,400  SANTEN PHARMACEUTICAL COMPANY LIMITED                                                                        205,662
        3,000  SANYO CHEMICAL INDUSTRIES LIMITED                                                                             18,605
        1,500  SAWAI PHARMACEUTICAL COMPANY LIMITED                                                                         103,157
       51,287  SCOTTS MIRACLE-GRO COMPANY                                                                                 2,002,757
        5,500  SEIKAGAKU CORPORATION                                                                                         59,120
       65,417  SENSIENT TECHNOLOGIES CORPORATION                                                                          1,728,317
        2,158  SGL CARBON AG+                                                                                                59,121
        4,000  SHIKOKU CHEMICALS CORPORATION                                                                                 21,296
       36,600  SHIN-ETSU CHEMICAL COMPANY LIMITED                                                                         1,969,137
       27,400  SHIONOGI & COMPANY LIMITED                                                                                   559,750
       23,824  SHIRE LIMITED                                                                                                511,118
       38,033  SHISEIDO COMPANY LIMITED                                                                                     842,861
      126,000  SHOWA DENKO KK                                                                                               255,276
        9,866  SIDI KERIR PETROCHEMCIALS COMPANY                                                                             23,362
       92,241  SIGMA PHARMACEUTICALS LIMITED(a)                                                                              74,896
       45,844  SIGMA-ALDRICH CORPORATION                                                                                  2,186,300
       45,943  SMITH & NEPHEW PLC                                                                                           471,813
        9,592  SOCIEDAD QUIMICA Y MINERA DE CHILE SA CLASS B                                                                354,616
      140,797  SOLUTIA INCORPORATED+                                                                                      1,981,014
        2,345  SOLVAY SA                                                                                                    224,249
        2,000  SSP COMPANY LIMITED                                                                                           15,848
          700  ST CORPORATION                                                                                                 7,895
        2,792  STADA ARZNEIMITTEL AG                                                                                         96,982
          600  STELLA CHEMIFA CORPORATION                                                                                    24,683
       23,625  STERLITE INDUSTRIES INDIA LIMITED ADR                                                                         50,601
        3,100  SUMIDA ELECTRIC                                                                                               81,752
       17,000  SUMITOMO BAKELITE COMPANY LIMITED                                                                             89,549
      167,000  SUMITOMO CHEMICAL COMPANY LIMITED                                                                            740,593
        5,273  SYMRISE AG                                                                                                   112,367
        4,470  SYNGENTA AG                                                                                                1,156,770
       24,000  TAISHO PHARMACEUTICAL COMPANY LIMITED                                                                        414,385
       78,000  TAIWAN FERTILIZER COMPANY LIMITED                                                                            235,903
       30,000  TAIYO NIPPON SANSO CORPORATION                                                                               272,835
       13,000  TAKASAGO INTERNATIONAL CORPORATION                                                                            67,016
       67,200  TAKEDA PHARMACEUTICAL COMPANY LIMITED                                                                      3,044,403
       18,000  TANABE SEIYAKU COMPANY LIMITED                                                                               265,609
       44,001  TERRA INDUSTRIES INCORPORATED                                                                              1,811,521
          824  TESSENDERLO CHEMIE NV                                                                                         24,504
       42,133  TEVA PHARMACEUTICAL INDUSTRIES LIMITED                                                                     2,516,385
       19,685  THE MOSAIC COMPANY                                                                                         1,149,407
       72,700  TITAN CHEMICALS CORPORATION+                                                                                  26,471
       25,000  TOAGOSEI COMPANY LIMITED                                                                                      97,642
       21,000  TOKAI CARBON COMPANY LIMITED                                                                                 113,692
       27,000  TOKUYAMA CORPORATION                                                                                         144,049
        4,200  TOKYO OHKA KOKYO                                                                                              74,834

                   Wells Fargo Advantage Master Portfolios 127


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
CHEMICALS & ALLIED PRODUCTS (continued)
       48,000  TOSOH CORPORATION                                                                                    $       115,077
       22,000  TOYO INK MANUFACTURING COMPANY LIMITED                                                                        94,839
        3,609  TRANSPORTADORA DE GAS DEL SUR SA                                                                              10,213
        5,700  TSUMURA & COMPANY                                                                                            175,084
       56,638  TURK SISE VE CAM FABRIKALARI AS                                                                               65,922
       80,000  UBE INDUSTRIES LIMITED JAPAN                                                                                 208,003
        4,207  UCB SA                                                                                                       186,175
        5,097  UMICORE                                                                                                      152,757
      161,000  UNILEVER INDONESIA TBK PT                                                                                    198,340
       54,027  UNITED THERAPEUTICS CORPORATION+                                                                           3,101,690
      141,772  USEC INCORPORATED+                                                                                           618,126
       85,603  VERTEX PHARMACEUTICALS INCORPORATED+<<                                                                     3,476,338
        3,441  VICTREX PLC                                                                                                   45,647
          694  WACKER CHEMIE AG                                                                                              83,197
       69,871  WR GRACE & COMPANY+                                                                                        2,023,464
        8,000  YARA INTERNATIONAL ASA                                                                                       329,520
          930  YUHAN CORPORATION+                                                                                           130,692
       22,000  ZEON CORPORATION                                                                                             115,144
        3,000  ZERIA PHARMACEUTICAL COMPANY LIMITED                                                                          32,551
                                                                                                                        260,480,380
                                                                                                                    ---------------
COAL MINING: 0.61%
       69,675  ALPHA NATURAL RESOURCES INCORPORATED+                                                                      3,205,747
       61,441  ANGLO AMERICAN PLC                                                                                         2,239,076
       71,703  ARCH COAL INCORPORATED<<                                                                                   1,612,600
       11,300  BANPU PCL                                                                                                    187,280
      103,688  BHP BILLITON PLC                                                                                           3,173,135
    2,144,858  BUMI RESOURCES TBK PT                                                                                        516,972
       29,920  CENTENNIAL COAL COMPANY LIMITED                                                                               97,872
      408,962  CHINA COAL ENERGY COMPANY                                                                                    652,261
      398,000  CHINA SHENHUA ENERGY COMPANY LIMITED                                                                       1,712,567
       79,721  CONSOL ENERGY INCORPORATED                                                                                 4,014,750
       10,995  CUDECO LIMITED+                                                                                               38,232
      308,000  FUSHAN INTERNATIONAL ENERGY GROUP LIMITED                                                                    274,584
       88,000  HIDILI INDUSTRY INTERNATIONAL DEVELOPMENT LIMITED                                                             94,324
        6,897  KUMBA IRON ORE LIMITED                                                                                       327,769
       12,547  MACARTHUR COAL LIMITED                                                                                       114,695
       37,727  MASSEY ENERGY COMPANY                                                                                      1,624,902
       51,259  MINERAL DEPOSIT LIMITED+                                                                                      43,641
        4,901  NEYVELI LIGNITE CORPORATION LIMITED                                                                           16,663
       33,864  PEABODY ENERGY CORPORATION                                                                                 1,556,728
       94,500  PT TAMBANG BATUBARA BUKIT ASAM TBK                                                                           157,922
        4,256  SOUTH AUSTRALIA COAL CORPORATION(a)                                                                              378
        3,599  UK COAL PLC+                                                                                                   2,675
       21,641  WHITEHAVEN COAL LIMITED                                                                                       90,185
      258,000  YANZHOU COAL MINING COMPANY LIMITED                                                                          545,771
                                                                                                                         22,300,729
                                                                                                                    ---------------
COMMERCIAL SERVICES: 0.03%
       64,477  CIELO SA                                                                                                     504,855
        6,000  KYODO PRINTING COMPANY LIMITED                                                                                16,883
        8,971  MORNINGSTAR INCORPORATED+                                                                                    395,621
                                                                                                                            917,359
                                                                                                                    ---------------

                   128 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
COMMUNICATIONS: 3.94%
      150,800  ADVANCED INFO SERVICE PCL THB                                                                        $       401,343
        5,097  AGORA SA+                                                                                                     41,972
          800  AIPHONE COMPANY LIMITED                                                                                       13,975
      125,318  ALCATEL SA                                                                                                   380,526
        2,211  ALVARION LIMITED+                                                                                              7,916
    1,728,324  AMERICA MOVIL SAB DE CV                                                                                    3,847,919
       51,266  AMERICAN TOWER CORPORATION CLASS A+                                                                        2,187,008
       34,226  ANIXTER INTERNATIONAL INCORPORATED+                                                                        1,428,593
       45,955  AOL INCORPORATED+                                                                                          1,138,765
        1,753  ARNOLDO MONDADORI EDITORE SPA                                                                                  6,612
        3,400  ASATSU-DK INCORPORATED                                                                                        66,090
       87,800  ASTRO ALL ASIA NETWORKS PLC                                                                                   87,400
      548,905  AT&T INCORPORATED                                                                                         13,618,333
       57,954  AUSTAR UNITED COMMUNICATIONS LIMITED+                                                                         58,431
       11,700  BCE INCORPORATED                                                                                             324,691
        5,508  BELGACOM SA                                                                                                  206,212
        2,969  BELL ALIANT REGIONAL COMMUNICATIONS INCOME FUND                                                               71,530
       73,300  BEZEQ ISRAELI TELECOMMUNICATION CORPORATION LIMITED                                                          190,281
      142,434  BHARTI AIRTEL LIMITED                                                                                        863,007
        3,061  BRASIL TELECOM SA+                                                                                            33,504
       83,279  BRIGHTPOINT INCORPORATED+                                                                                    593,779
       45,392  BRITISH SKY BROADCASTING PLC                                                                                 376,522
      401,558  BT GROUP PLC                                                                                                 703,527
      102,831  CABLE & WIRELESS PLC                                                                                         213,871
      109,905  CABLEVISION SYSTEMS CORPORATION                                                                            2,646,512
      407,800  CARSO GLOBAL TELECOM SAB DE CV+                                                                            1,827,032
      134,171  CENTURYTEL INCORPORATED                                                                                    4,598,040
       48,800  CHAMPION TECHNOLOGY HOLDINGS LIMITED                                                                           1,635
      485,000  CHINA MOBILE LIMITED                                                                                       4,786,174
    1,600,000  CHINA TELECOM CORPORATION LIMITED                                                                            702,898
    1,447,688  CHINA UNICOM LIMITED                                                                                       1,736,371
      548,753  CHUNGHWA TELECOM COMPANY LIMITED                                                                           1,023,164
      281,640  CINCINNATI BELL INCORPORATED+                                                                                833,654
            1  CITADEL BROADCASTING CORPORATION+(i)                                                                               0
          350  CITIC 1616 HOLDINGS LIMITED                                                                                      111
          394  COGECO CABLE INCORPORATED                                                                                     15,165
        4,296  COLT TELECOM GROUP SA+                                                                                         8,745
       52,000  COMBA TELECOM SYSTEMS HOLDINGS LIMITED                                                                        56,407
      257,609  COMCAST CORPORATION CLASS A                                                                                4,235,092
      101,500  COMCAST CORPORATION CLASS A SPECIAL                                                                        1,572,235
        3,691  CORUS ENTERTAINMENT INCORPORATED CLASS B                                                                      63,247
      109,025  CROWN CASTLE INTERNATIONAL CORPORATION+                                                                    4,121,145
        6,541  CYFROWY POLSAT SA                                                                                             32,521
       73,749  D-LINK CORPORATION                                                                                            74,962
       14,021  DAILY MAIL & GENERAL TRUST CLASS A NV                                                                         95,052
        1,000  DAIMEI TELECOM ENGINEERING CORPORATION                                                                         7,159
        2,000  DENKI KOGYO COMPANY LIMITED                                                                                   10,130
      140,654  DEUTSCHE TELEKOM AG                                                                                        1,809,879
       28,500  DIGI.COM BHD                                                                                                 188,466
       11,582  DISH TV INDIA LIMITED+                                                                                         9,332
        2,934  EGYPTIAN COMPANY FOR MOBILE SERVICES                                                                         114,447
        6,200  ELISA OYJ                                                                                                    129,082
        9,059  EMPRESA NACIONAL DE TELECOMUNICACIONES SA                                                                    128,613
       17,287  EQUINIX INCORPORATED+                                                                                      1,633,103
        3,738  EUTELSAT COMMUNICATIONS                                                                                      124,141

                   Wells Fargo Advantage Master Portfolios 129


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
COMMUNICATIONS (continued)
      223,722  FAR EASTONE TELECOMMUNICATIONS COMPANY LIMITED                                                       $       266,464
          325  FASTWEB+                                                                                                       6,049
       12,600  FORMOSA SUMCO TECHNOLOGY CORPORATION                                                                          32,450
       79,917  FRANCE TELECOM SA                                                                                          1,874,407
       11,264  FRANCE TELECOM SA ADR                                                                                        264,253
        3,280  FREENET AG                                                                                                    46,918
        4,050  GLOBE TELECOM INCORPORATED                                                                                    85,171
      298,002  GRUPO TELEVISA SA                                                                                          1,101,906
       15,586  GTL INFRASTRUCTURE LIMITED+                                                                                   14,384
        8,730  HELLENIC TELECOMMUNICATIONS ORGANIZATION SA                                                                  101,754
        2,700  HIKARI TSUSHIN INCORPORATED                                                                                   47,226
        2,000  HITACHI KOKUSAI ELECTRIC INCORPORATED                                                                         18,549
        1,224  HOT TELECOMMUNICATION SYSTEM LIMITED+                                                                         13,769
       10,014  HURRIYET GAZETECILIK VE MATBAACILIK AS+                                                                       10,425
       13,820  HUSQVARNA AB B SHARES                                                                                         88,970
       58,000  HUTCHISON TELECOMMUNICATIONS HONG KONG HOLDINGS LIMITED                                                        9,415
       58,000  HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED+                                                           15,916
       43,440  IAC INTERACTIVECORP+                                                                                         972,622
      176,100  IDEA CELLULAR LIMITED+                                                                                       233,374
        5,123  INDEPENDENT NEWS & MEDIA PLC                                                                                     621
       18,130  INMARSAT PLC                                                                                                 202,635
            6  INTERNET INITIATIVE JAPAN INCORPORATED                                                                        11,886
      151,716  ITV PLC                                                                                                      124,922
       49,513  J2 GLOBAL COMMUNICATIONS INCORPORATED+                                                                     1,074,432
        4,000  JAPAN RADIO COMPANY LIMITED                                                                                    7,609
          235  JUPITER TELECOMMUNICATIONS COMPANY LIMITED<<                                                                 275,615
          291  KDDI CORPORATION                                                                                           1,552,524
        3,000  KEPPEL TELECOMMUNICATIONS & TRANSPORTATION LIMITED                                                             2,924
       19,114  KINGSTON COMMUNICATIONS (HULL) PLC                                                                            13,917
       13,911  KT CORPORATION+                                                                                              534,900
        4,663  LAGARDERE SCA                                                                                                170,259
       71,295  LEAP WIRELESS INTERNATIONAL INCORPORATED+<<                                                                1,017,380
      706,200  LEVEL 3 COMMUNICATIONS INCORPORATED+<<                                                                     1,122,858
       57,146  LIBERTY GLOBAL INCORPORATED+                                                                               1,512,655
       54,736  LIBERTY GLOBAL INCORPORATED SERIES A+                                                                      1,471,304
      254,058  LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                                    3,198,590
      188,421  LIVE NATION INCORPORATED+                                                                                  2,447,589
       48,339  MAGYAR TELEKOM PLC                                                                                           174,757
        8,074  MAHANAGAR TELEPHONE NIGAM LIMITED                                                                             12,583
        3,045  MANITOBA TELECOM SERVICES INCORPORATED                                                                        92,143
       20,000  MATSUNICHI COMMUNICATION HOLDINGS LIMITED+                                                                     9,018
       28,698  MEDIASET SPA                                                                                                 217,266
      110,340  METROPCS COMMUNICATIONS INCORPORATED+                                                                        680,798
        5,343  MICRO FOCUS INTERNATIONAL PLC                                                                                 38,462
       21,400  MOBILONE LIMITED                                                                                              31,361
        1,295  MOBISTAR SA                                                                                                   76,582
        2,310  MODERN TIMES GROUP MTG B SHARES                                                                              126,843
        9,756  MPHASIS LIMITED+                                                                                             140,283
      121,156  MTN GROUP LIMITED                                                                                          1,755,566
        4,226  MULTIMEDIA POLSKA SA+                                                                                         11,965
       38,966  NETIA SA+                                                                                                     63,905
       41,700  NIPPON TELEGRAPH & TELEPHONE CORPORATION                                                                   1,816,411
      175,063  NOKIA OYJ                                                                                                  2,358,716
        1,221  NTT DOCOMO INCORPORATED                                                                                    1,888,293
       22,450  NTT DOCOMO INCORPORATED ADR                                                                                  347,302
       64,000  OKI ELECTRIC INDUSTRY COMPANY LIMITED                                                                         48,984

                   130 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
COMMUNICATIONS (continued)
            6  OKINAWA CELLULAR TELEPHONE COMPANY                                                                   $        11,109
      273,417  ORASCOM TELECOM HOLDING SAE+                                                                                 307,781
        5,768  PARTNER COMMUNICATIONS COMPANY LIMITED                                                                       133,554
       34,410  PEARSON PLC                                                                                                  478,511
        8,310  PHILIPPINE LONG DISTANCE TELEPHONE COMPANY                                                                   468,423
       26,732  PORTUGAL TELECOM SGPS SA                                                                                     281,369
        4,919  PRYSMIAN SPA                                                                                                  84,729
      138,500  PT INDONESIAN SATELLITE CORPORATION TBK                                                                       75,667
        7,553  PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA                                               38,351
      639,200  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                          2,914,752
       53,036  REED ELSEVIER PLC                                                                                            397,877
       69,381  RELIANCE COMMUNICATIONS LIMITED                                                                              237,089
       32,828  RELIANCE COMMUNICATIONS LIMITED++                                                                            112,180
       22,700  ROGERS COMMUNICATIONS INCORPORATED                                                                           747,965
       80,042  ROYAL KPN NV                                                                                               1,275,174
          543  RTL GROUP                                                                                                     38,403
      379,400  SAMART CORPORATION PCL+                                                                                       65,404
       46,138  SAVVIS INCORPORATED+                                                                                         650,084
       52,994  SBA COMMUNICATIONS CORPORATION+                                                                            1,873,868
        3,560  SCHIBSTED ASA                                                                                                 87,958
          259  SEAT PAGINE GIALLE SPA                                                                                            56
       21,200  SHAW COMMUNICATIONS INCORPORATED CLASS B                                                                     402,361
      188,600  SHIN SATELLITE PCL                                                                                            34,509
      634,100  SINGAPORE TELECOMMUNICATIONS LIMITED                                                                       1,375,831
        3,937  SK TELECOM COMPANY LIMITED                                                                                   585,510
           92  SKY PERFECT JSAT HOLDINGS INCORPORATED                                                                        40,799
      132,000  SKYWORTH DIGITAL TECHNOLOGY COMPANY LIMITED                                                                  127,372
        5,679  SOCIETE TELEVISION FRANCAISE                                                                                  91,054
      259,195  SPRINT NEXTEL CORPORATION+                                                                                   863,119
       55,000  STARHUB LIMITED                                                                                               83,731
       10,107  SUN TV NETWORK LIMITED                                                                                        80,935
        1,177  SWISSCOM AG                                                                                                  404,404
       24,271  SYCAMORE NETWORKS INCORPORATED                                                                               467,459
       79,336  SYNIVERSE HOLDINGS INCORPORATED+                                                                           1,334,432
      410,447  TAIWAN MOBILE COMPANY LIMITED                                                                                769,128
        3,567  TATA COMMUNICATIONS LIMITED                                                                                   21,864
       26,818  TATA TELESERVICES MAHARASHTRA LIMITED+                                                                        13,524
          947  TDC AS                                                                                                        42,450
        8,554  TELE NORTE LESTE PARTICIPACOES SA                                                                            177,503
       12,145  TELE2 AB                                                                                                     180,562
        2,951  TELECOM ARGENTINA SA ADR+                                                                                     47,482
      148,828  TELECOM CORPORATION OF NEW ZEALAND LIMITED                                                                   242,132
       36,313  TELECOM EGYPT                                                                                                128,782
      332,171  TELECOM ITALIA RNC SPA                                                                                       352,795
      500,697  TELECOM ITALIA SPA                                                                                           713,136
      158,200  TELECOM MALAYSIA BHD                                                                                         151,441
        3,600  TELECOMUNICACOES DE SAO PAULO SA                                                                              69,723
        3,200  TELEFONAKTIEBOLAGET LM ERICSSON                                                                               31,485
      135,778  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B                                                                    1,357,818
       39,044  TELEFONICA DEL PERU SAA                                                                                       61,692
       10,454  TELEFONICA O2 CZECH REPUBLIC AS                                                                              246,686
      187,760  TELEFONICA SA                                                                                              4,408,916
      599,336  TELEFONOS DE MEXICO SA DE CV                                                                                 470,430
       12,524  TELEKOM AUSTRIA AG                                                                                           164,223
    1,196,000  TELEKOMUNIKASI INDONESIA TBK PT                                                                            1,063,396

                   Wells Fargo Advantage Master Portfolios 131


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
COMMUNICATIONS (continued)
        2,640  TELENET GROUP HOLDING NV                                                                             $        78,545
       33,000  TELENOR ASA                                                                                                  417,163
       28,000  TELEVISION BROADCASTS LIMITED                                                                                127,877
      110,151  TELIASONERA AB                                                                                               762,427
       22,371  TELKOM SOUTH AFRICA LIMITED                                                                                   97,190
      328,632  TELSTRA CORPORATION LIMITED                                                                                  874,725
        3,543  TELUS CORPORATION(a)                                                                                         116,270
        5,700  TELUS CORPORATION (NON-VOTING)                                                                               179,364
       69,000  TENCENT HOLDINGS LIMITED                                                                                   1,352,950
       32,418  TIME WARNER CABLE INCORPORATED                                                                             1,513,596
          588  TISCALI SPA+                                                                                                     122
      277,550  TM INTERNATIONAL SDN BHD+                                                                                    303,997
        2,200  TOKYO BROADCASTING SYSTEM INCORPORATED                                                                        31,770
        2,973  TRINITY MIRROR PLC                                                                                             5,988
      262,500  TRUE CORPORATION PCL+                                                                                         23,182
      270,800  TT&T PCL+                                                                                                      3,030
       80,096  TURKCELL ILETISIM HIZMETLERI AS                                                                              468,716
          300  TV TOKYO CORPORATION                                                                                           6,321
      172,805  TW TELECOM INCORPORATED+                                                                                   2,745,871
       11,367  UNITED BUSINESS MEDIA LIMITED                                                                                 75,795
      268,324  VERIZON COMMUNICATIONS INCORPORATED                                                                        7,762,613
       58,230  VIVENDI SA                                                                                                 1,466,845
       60,497  VODACOM GROUP PROPRIETARY LIMITED                                                                            421,070
    2,150,625  VODAFONE GROUP PLC                                                                                         4,638,530
       31,716  VODAFONE GROUP PLC ADR                                                                                       690,457
       16,000  VTECH HOLDINGS LIMITED                                                                                       161,192
      202,921  WINDSTREAM CORPORATION                                                                                     2,055,590
        1,251  YAHOO! JAPAN CORPORATION                                                                                     468,183
       98,003  YELL GROUP PLC+                                                                                               59,161
       23,446  ZINWELL CORPORATION                                                                                           46,201
       18,635  ZYXEL COMMUNICATIONS CORPORATION                                                                              14,555
                                                                                                                        143,140,485
                                                                                                                    ---------------
COMPUTER SOFTWARE & SERVICES: 0.05%
       51,674  UNISYS CORPORATION+<<                                                                                      1,803,939
        5,090  WIPRO LIMITED                                                                                                 74,796
                                                                                                                          1,878,735
                                                                                                                    ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.16%
        2,812  BOSKALIS WESTMINSTER                                                                                          90,497
       26,316  CHEMED CORPORATION                                                                                         1,409,485
       75,760  EMCOR GROUP INCORPORATED+                                                                                  1,743,995
          155  FLUGHAFEN WIEN AG                                                                                              7,087
      179,246  HKC HOLDINGS LIMITED                                                                                          13,394
       22,390  IRB INFRASTRUCTURE DEVELOPERS LIMITED                                                                        122,622
       10,239  IVRCL INFRASTRUCTURES & PROJECTS LIMITED                                                                      71,499
        8,948  ORASCOM CONSTRUCTION INDUSTRIES                                                                              394,690
       89,612  QUANTA SERVICES INCORPORATED+                                                                              1,702,628
        3,882  SODEXHO ALLIANCE SA                                                                                          230,361
        5,218  WELLSTREAM HOLDINGS PLC                                                                                       39,782
                                                                                                                          5,826,040
                                                                                                                    ---------------
CONSUMER SERVICES: 0.04%
       12,330  LVMH MOET HENNESSY LOUIS VUITTON SA                                                                        1,336,416
                                                                                                                    ---------------

                   132 Wells Fargo Advantage Master Portfolios


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
COSMETICS, PERSONAL CARE: 0.00%
       82,000  BAWANG INTERNATIONAL GROUP HOLDING LIMITED                                                           $        46,059
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 8.29%
       30,000  77 BANK LIMITED                                                                                              163,431
          433  AAREAL BANK AG                                                                                                 8,985
       71,774  ABSA GROUP LIMITED                                                                                         1,234,262
        7,030  ACOM COMPANY LIMITED                                                                                         101,124
       72,100  AFFIN HOLDINGS BHD                                                                                            55,893
       60,068  AFRICAN BANK INVESTMENTS LIMITED                                                                             240,894
        3,420  AGRICULTURAL BANK OF GREECE+                                                                                   7,684
        2,600  AIFUL CORPORATION                                                                                              3,921
       81,934  AKBANK TAS                                                                                                   413,246
       22,824  ALLAHABAD BANK                                                                                                65,618
       36,469  ALLIED IRISH BANKS PLC                                                                                        48,963
       31,561  ALPHA BANK AE                                                                                                297,809
      213,600  AMMB HOLDINGS BHD                                                                                            307,338
       30,160  ANDHRA BANK                                                                                                   64,794
       16,925  ANGLO IRISH BANK CORPORATION PLC(a)                                                                                0
       37,000  AOZORA BANK LIMITED                                                                                           47,476
      219,281  ASSOCIATED BANC-CORP                                                                                       2,830,918
      114,876  ASTORIA FINANCIAL CORPORATION                                                                              1,524,405
       48,136  ASYA KATILIM BANKASI AS+                                                                                     113,298
      233,647  AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED                                                              4,845,389
       28,825  AXIS BANK LIMITED+                                                                                           703,041
       33,259  BANCA CARIGE SPA                                                                                              84,596
      116,685  BANCA MONTE DEI PASCHI DI SIENA SPA                                                                          172,866
        9,849  BANCA PICCOLO CREDITO VALTELLINESE SCARL                                                                      64,037
       16,468  BANCA POPOLARE DI MILANO SCARL                                                                                96,982
      165,103  BANCO BILBAO VIZCAYA ARGENTARIA SA                                                                         2,146,960
        9,820  BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                                                       127,169
        8,813  BANCO BPI SA                                                                                                  23,256
       49,995  BANCO BRADESCO SA                                                                                            707,120
      171,214  BANCO COMERCIAL PORTUGUES SA                                                                                 173,451
    1,049,717  BANCO DE CHILE                                                                                               106,022
        2,804  BANCO DE CREDITO DEL PERU                                                                                      6,902
        4,546  BANCO DE CREDITO E INVERSIONES                                                                               163,734
      112,266  BANCO DE ORO                                                                                                  92,490
       37,413  BANCO DE SABADE                                                                                              180,951
       10,900  BANCO DE VALENCIA SA+                                                                                         70,054
      104,668  BANCO DO BRASIL SA                                                                                         1,724,243
        3,199  BANCO ESPANOL DE CREDITO SA                                                                                   32,203
       22,698  BANCO ESPIRITO SANTO SA                                                                                      113,088
        1,156  BANCO GUIPUZCOANO SA                                                                                           8,815
       70,925  BANCO ITAU HOLDING FINANCEIRA SA                                                                           1,134,235
        2,243  BANCO MACRO SA                                                                                                58,453
        5,847  BANCO PASTOR SA                                                                                               36,225
       25,330  BANCO POPOLARE SPA                                                                                           161,244
       37,726  BANCO POPULAR ESPANOL SA                                                                                     249,656
      309,301  BANCO SANTANDER CENTRAL HISPANO SA                                                                         4,021,655
       67,208  BANCO SANTANDER CENTRAL HISPANO SA ADR                                                                       876,392
    4,439,540  BANCO SANTANDER CHILE SA                                                                                     274,114
      104,192  BANCORPSOUTH INCORPORATED<<                                                                                2,028,618
       31,000  BANGKOK BANK PCL (NON VOTING)                                                                                111,099
    1,473,500  BANK CENTRAL ASIA TBK PT                                                                                     769,503
       71,656  BANK HAPOALIM LIMITED+                                                                                       297,508

                   Wells Fargo Advantage Master Portfolios 133


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
DEPOSITORY INSTITUTIONS (continued)
       95,637  BANK LEUMI LE-ISRAEL                                                                                 $       404,414
      775,500  BANK MANDIRI PERSERO TBK PT                                                                                  371,758
       37,612  BANK MILLENNIUM SA                                                                                            50,257
      210,000  BANK NIAGA                                                                                                    17,097
      799,366  BANK OF AMERICA CORPORATION                                                                               13,317,438
       17,473  BANK OF BARODA                                                                                               221,155
    6,355,000  BANK OF CHINA LIMITED                                                                                      3,086,561
      650,000  BANK OF COMMUNICATIONS LIMITED                                                                               715,137
      144,260  BANK OF EAST ASIA LIMITED                                                                                    526,886
          900  BANK OF GREECE                                                                                                52,451
       55,314  BANK OF HAWAII CORPORATION                                                                                 2,334,804
       18,815  BANK OF INDIA                                                                                                136,037
       40,778  BANK OF IRELAND                                                                                               55,525
       29,000  BANK OF KYOTO LIMITED                                                                                        251,337
      111,632  BANK OF NEW YORK MELLON CORPORATION                                                                        3,183,745
       17,274  BANK OF QUEENSLAND LIMITED                                                                                   168,278
      153,700  BANK OF THE PHILIPPINE ISLANDS                                                                               156,616
        3,200  BANK OF THE RYUKYUS LIMITED                                                                                   35,730
      118,000  BANK OF YOKOHAMA LIMITED                                                                                     591,029
       11,725  BANK PEKAO SA                                                                                                637,197
          309  BANK PRZEMYSLOWO HANDLOWY PBK                                                                                  7,836
      648,000  BANK RAKYAT INDONESIA                                                                                        496,326
          696  BANK SARASIN & CIE AG                                                                                         23,000
        3,417  BANK ZACHODNI WBK SA                                                                                         206,462
       11,042  BANKINTER SA                                                                                                  90,137
          244  BANQUE CANTONALE VAUDOISE WAADTLAENDER KANTONALBANK                                                          108,684
           10  BANQUE NATIONALE DE BELGIQUE+                                                                                 46,160
      522,721  BARCLAYS PLC                                                                                               2,490,764
       62,712  BB&T CORPORATION                                                                                           1,789,173
        6,717  BBVA BANCO FRANCES SA                                                                                         40,839
       30,910  BENDIGO BANK LIMITED                                                                                         266,489
       15,636  BNP PARIBAS ADR                                                                                              565,710
       38,043  BNP PARIBAS SA                                                                                             2,752,201
      441,500  BOC HONG KONG HOLDINGS LIMITED                                                                               995,375
        9,862  BOK FINANCIAL CORPORATION                                                                                    453,455
        7,122  BRADFORD & BINGLEY PLC+(a)                                                                                     2,172
        1,078  BRE BANK SA                                                                                                   86,052
       19,201  BUSAN BANK+                                                                                                  192,854
       13,142  CANARA BANK                                                                                                  112,023
      947,000  CATHAY FINANCIAL HOLDING COMPANY LIMITED                                                                   1,526,538
       71,852  CATHAY GENERAL BANCORP                                                                                       699,120
      422,000  CHANG HWA COMMERCIAL BANK                                                                                    186,181
       77,000  CHIBA BANK LIMITED                                                                                           468,873
        9,110  CHINA BANKING CORPORATION                                                                                     71,102
      713,000  CHINA CITIC BANK                                                                                             476,733
    5,881,000  CHINA CONSTRUCTION BANK                                                                                    4,447,411
    1,218,161  CHINA DEVELOPMENT FINANCIAL HOLDING CORPORATION+                                                             331,578
       74,000  CHINA EVERBRIGHT LIMITED                                                                                     179,610
      994,582  CHINA TRUST FINANCIAL HOLDING COMPANY LIMITED                                                                539,581
        5,000  CHUKYO BANK LIMITED THE                                                                                       15,026
    1,936,800  CITIGROUP INCORPORATED                                                                                     6,585,120
       18,339  CITY NATIONAL CORPORATION                                                                                    915,483
       67,498  COMERICA INCORPORATED                                                                                      2,435,328
       27,525  COMMERCIAL INTERNATIONAL BANK                                                                                315,610
       28,459  COMMERZBANK AG<<                                                                                             212,240
      133,338  COMMONWEALTH BANK OF AUSTRALIA                                                                             6,443,308

                   134 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
DEPOSITORY INSTITUTIONS (continued)
        7,687  COSMOS BANK TAIWAN+                                                                                  $         1,647
        6,797  CREDICORP LIMITED                                                                                            530,846
          137  CREDIT AGRICOLE D'ILE-DE-FRANCE                                                                               11,118
       52,307  CREDIT AGRICOLE SA                                                                                           777,764
       49,446  CREDIT SUISSE GROUP                                                                                        2,195,554
        1,169  CREDITO EMILIANO SPA+                                                                                          7,648
       12,674  DAEGU BANK                                                                                                   161,717
        8,000  DAH SING BANKING GROUP LIMITED                                                                                10,368
       12,031  DAH SING FINANCIAL HOLDINGS LIMITED                                                                           61,068
       19,640  DANSKE BANK                                                                                                  447,376
      161,500  DBS GROUP HOLDINGS LIMITED                                                                                 1,608,451
        3,415  DEUTSCHE POSTBANK AG                                                                                         105,463
       29,597  DEXIA                                                                                                        160,075
       38,000  DNB NOR ASA                                                                                                  412,848
      156,395  E.SUN FINANCIAL HOLDING COMPANY LIMITED                                                                       58,028
      117,025  EAST WEST BANCORP INCORPORATED<<                                                                           2,050,278
       12,018  EFG EUROBANK ERGASIAS SA+                                                                                     95,895
        1,432  EFG INTERNATIONAL                                                                                             19,662
       28,449  EGYPTIAN FINANCIAL GROUP-HERMES HOLDING                                                                      150,329
          640  EMPORIKI BANK OF GREECE SA+                                                                                    3,468
       63,977  ENTIE COMMERCIAL BANK+                                                                                        16,018
       16,500  EON CAPITAL BHD                                                                                               33,431
       10,066  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG                                                               379,255
       55,297  EURONET WORLDWIDE INCORPORATED+                                                                            1,001,982
      204,857  FAR EASTERN INTERNATIONAL BANK+                                                                               62,596
       16,000  FERROCHINA LIMITED+(a)                                                                                             0
      362,529  FIFTH THIRD BANCORP                                                                                        4,426,479
       24,245  FIRST FINANCIAL BANKSHARE                                                                                  1,269,226
      296,685  FIRST HORIZON NATIONAL CORPORATION+                                                                        3,797,568
       90,963  FIRST MIDWEST BANCORP INCORPORATED                                                                         1,236,187
      242,851  FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                                 3,409,628
      114,866  FIRSTMERIT CORPORATION                                                                                     2,428,267
      262,836  FIRSTRAND LIMITED                                                                                            619,098
      148,374  FNB CORPORATION PA<<                                                                                       1,127,642
      101,553  FORTIS                                                                                                       347,773
      669,000  FUBON FINANCIAL HOLDING COMPANY LIMITED                                                                      740,494
      930,960  FUHWA FINANCIAL HOLDINGS COMPANY LIMITED                                                                     528,287
       69,000  FUKUOKA FINANCIAL GROUP INCORPORATED                                                                         253,959
      235,591  FULTON FINANCIAL CORPORATION                                                                               2,266,385
       38,197  GETIN HOLDING SA+                                                                                            119,090
        8,178  GREEK POSTAL SAVINGS BANK+                                                                                    42,538
       79,679  GRUPO SECURITY SA                                                                                             23,991
        9,000  GUOCO GROUP LIMITED                                                                                           92,584
       36,655  HANCOCK HOLDING COMPANY                                                                                    1,477,930
       68,200  HANG SENG BANK LIMITED                                                                                       997,237
        4,397  HDFC BANK LIMITED ADR                                                                                        535,071
        5,000  HIGASHI-NIPPON BANK LIMITED                                                                                    9,736
      110,000  HOKUHOKU FINANCIAL GROUP INCORPORATED                                                                        231,527
       66,300  HONG LEONG BANK BHD                                                                                          163,535
       68,900  HONG LEONG FINANCIAL GROUP BHD                                                                               155,786
      802,464  HSBC HOLDINGS PLC                                                                                          8,805,001
      495,715  HUA NAN FINANCIAL HOLDINGS COMPANY LIMITED                                                                   309,122
      216,922  HUDSON CITY BANCORP INCORPORATED                                                                           2,932,785
      326,996  HUNTINGTON BANCSHARES INCORPORATED                                                                         1,572,851
       23,851  IBERIABANK CORPORATION                                                                                     1,362,131
       63,991  ICICI BANK LIMITED                                                                                         1,210,492

                   Wells Fargo Advantage Master Portfolios 135


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
DEPOSITORY INSTITUTIONS (continued)
       17,440  ICICI BANK LIMITED ADR                                                                               $       667,080
        9,142  INDIAN BANK                                                                                                   32,529
       27,110  INDIAN OVERSEAS BANK                                                                                          51,862
      106,000  INDIKA ENERGY TBK PT                                                                                          25,265
    7,954,103  INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H                                                              5,625,764
       21,470  INDUSTRIAL BANK OF KOREA+                                                                                    244,335
       31,351  INDUSTRIAL DEVELOPMENT BANK OF INDIA LIMITED                                                                  80,953
          346  ING BANK SLASKI SA+                                                                                           78,368
       68,603  INTERNATIONAL BANCSHARES CORPORATION                                                                       1,454,384
      445,549  INTESA SANPAOLO                                                                                            1,566,756
       37,019  INTESA SANPAOLO RNC+                                                                                          99,856
       22,489  IOOF HOLDINGS LIMITED                                                                                        123,548
       32,895  ISRAEL DISCOUNT BANK LIMITED+                                                                                 71,814
        5,000  JACCS COMPANY LIMITED                                                                                         10,862
       62,000  JOYO BANK LIMITED                                                                                            249,131
      363,377  JPMORGAN CHASE & COMPANY                                                                                  15,250,933
        9,300  JULIUS BAER HOLDING AG                                                                                       101,462
        2,668  JYSKE BANK+                                                                                                   92,894
        6,000  KANSAI URBAN BANKING CORPORATION                                                                               9,995
          590  KBC ANCORA+                                                                                                   12,854
        5,788  KBC GROEP NV                                                                                                 261,736
      404,550  KEYCORP                                                                                                    2,892,533
        6,000  KIATNAKIN FINANCE                                                                                              4,537
       71,000  KIYO HOLDINGS                                                                                                 91,902
       36,430  KOREA EXCHANGE BANK                                                                                          400,450
        4,364  KOREA INVESTMENT HOLDINGS COMPANY LIMITED                                                                    114,001
       19,017  KOTAK MAHINDRA BANK LIMITED                                                                                  306,982
        1,838  KREDYT BANK SA                                                                                                 8,758
      346,900  KRUNG THAI BANK PCL ADR                                                                                      104,915
          178  LIECHTENSTEIN LANDESBANK                                                                                      11,557
        6,000  LIU CHONG HING BANK LIMITED                                                                                   10,899
    1,667,525  LLOYDS TSB GROUP PLC                                                                                       1,334,887
        3,708  LLOYDS TSB GROUP PLC ADR<<                                                                                    12,051
       32,921  M&T BANK CORPORATION<<                                                                                     2,549,073
      299,056  MALAYAN BANKING BHD                                                                                          612,075
      134,800  MALAYSIAN PLANTATIONS BHD                                                                                    110,041
      235,598  MARSHALL & ILSLEY CORPORATION                                                                              1,668,034
       65,211  MB FINANCIAL INCORPORATED                                                                                  1,327,044
      955,000  MEGA FINANCIAL HOLDING COMPANY LIMITED                                                                       528,529
       90,100  METROPOLITAN BANK & TRUST COMPANY                                                                             86,926
    1,290,770  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                                                6,523,223
      143,000  MITSUI TRUST HOLDINGS INCORPORATED                                                                           515,054
       15,000  MIYAZAKI BANK LIMITED+                                                                                        46,767
    1,278,200  MIZUHO FINANCIAL GROUP INCORPORATED                                                                        2,474,539
      122,000  MIZUHO TRUST & BANKING COMPANY LIMITED                                                                       118,093
      195,505  NATIONAL AUSTRALIA BANK LIMITED                                                                            4,457,384
       20,903  NATIONAL BANK OF GREECE SA                                                                                   389,937
       24,348  NATIONAL BANK OF GREECE SA ADR                                                                                93,983
      168,800  NATIONAL PENN BANCSHARES INCORPORATED                                                                      1,163,032
       33,169  NATIXIS                                                                                                      163,722
       16,017  NEDBANK GROUP LIMITED                                                                                        248,888
      188,020  NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                                  2,912,430
      134,038  NEWALLIANCE BANCSHARES INCORPORATED                                                                        1,605,775
        1,100  NIS GROUP COMPANY LIMITED                                                                                        248
       64,000  NISHI-NIPPON CITY BANK LIMITED                                                                               172,885
      114,574  NORDEA BANK AB                                                                                             1,118,454

                   136 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
DEPOSITORY INSTITUTIONS (continued)
       30,600  NORTHERN TRUST CORPORATION                                                                           $     1,630,674
       10,068  OKO BANK                                                                                                     111,729
      115,342  OLD NATIONAL BANCORP                                                                                       1,310,285
       14,000  ORIENT CORPORATION                                                                                            12,764
       12,374  ORIENTAL BANK OF COMMERCE                                                                                     73,605
       22,874  OTP BANK NYRT                                                                                                629,453
      217,999  OVERSEA-CHINESE BANKING CORPORATION LIMITED                                                                1,316,648
       32,248  PACWEST BANCORP                                                                                              654,634
       13,313  PIRAEUS BANK SA+                                                                                             111,304
       89,587  PKO BANK POLSKI SA                                                                                         1,137,043
       48,287  PNC FINANCIAL SERVICES GROUP                                                                               2,595,909
      858,855  POPULAR INCORPORATED                                                                                       1,657,590
       82,778  PRIVATEBANCORP INCORPORATED                                                                                1,076,114
       74,223  PROVIDENT FINANCIAL SERVICES INCORPORATED                                                                    813,484
      268,394  PT BANK DANAMON INDONESIA TBK                                                                                143,038
      264,000  PT BANK PAN INDONESIA TBK+                                                                                    22,625
      152,465  PUBLIC BANK BHD                                                                                              496,949
        1,936  RAIFFEISEN INTERNATIONAL BANK HOLDINGS                                                                        86,993
       43,005  REDECARD SA                                                                                                  625,865
      531,189  REGIONS FINANCIAL CORPORATION<<                                                                            3,585,526
       53,400  RESONA HOLDINGS INCORPORATED                                                                                 645,524
       73,600  RHB CAPITAL BHD                                                                                              114,112
       67,531  RMB HOLDINGS LIMITED                                                                                         257,007
      873,519  ROYAL BANK OF SCOTLAND GROUP PLC                                                                             501,742
       27,700  SAPPORO HOLDINGS                                                                                             121,594
        1,800  SCOTIABANK PERU SA                                                                                            87,219
       22,933  SEKERBANK TAS+                                                                                                33,513
           58  SEVEN BANK LIMITED                                                                                           120,511
       21,000  SHIGA BANK                                                                                                   128,820
        1,000  SHIMIZU BANK LIMITED THE                                                                                      39,957
      726,192  SHIN KONG FINANCIAL HOLDING COMPANY LIMITED+                                                                 258,121
       88,000  SHINSEI BANK LIMITED                                                                                          99,049
       60,000  SHIZUOKA BANK LIMITED                                                                                        531,487
      107,800  SIAM CITY BANK PCL                                                                                            97,807
      150,000  SIAM COMMERCIAL BANK PCL                                                                                     381,068
      727,000  SINOPAC FINANCIAL HOLDINGS COMPANY LIMITED                                                                   234,608
       73,640  SKANDINAVISKA ENSKILDA BANKEN AB CLASS A                                                                     445,261
        4,259  SNS REAAL                                                                                                     21,678
      490,509  SOCIEDAD MATRIZ BANCO DE CHILE CLASS B                                                                        76,649
       30,907  SOCIETE GENERALE                                                                                           1,700,215
       19,732  SOCIETE GENERALE ADR                                                                                         217,644
          210  ST. GALLER KANTONALBANK                                                                                       95,983
      135,787  STANDARD BANK GROUP LIMITED                                                                                1,889,501
       76,941  STANDARD CHARTERED PLC                                                                                     1,832,532
       20,095  STATE BANK OF INDIA LIMITED                                                                                  860,504
        5,484  STATE BANK OF INDIA LIMITED GDR++                                                                            473,818
       45,500  STATE STREET CORPORATION                                                                                   2,043,405
      103,942  STERLING BANCSHARES INCORPORATED (TEXAS)                                                                     490,606
          988  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                                                                   3,191
      166,000  SUMITOMO TRUST & BANKING COMPANY LIMITED                                                                     937,948
      112,893  SUNCORP-METWAY LIMITED                                                                                       864,032
       20,000  SURUGA BANK LIMITED                                                                                          183,466
      108,495  SUSQUEHANNA BANCSHARES INCORPORATED                                                                          905,933
       47,222  SVB FINANCIAL GROUP+                                                                                       2,104,212
       24,300  SVENSKA HANDELSBANKEN                                                                                        662,901
       47,200  SWEDBANK AB                                                                                                  450,498

                   Wells Fargo Advantage Master Portfolios 137


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
DEPOSITORY INSTITUTIONS (continued)
        3,160  SYDBANK AG                                                                                           $        77,763
       18,615  SYNDICATE BANK                                                                                                33,834
       16,000  SYNEAR FOOD HOLDINGS LIMITED                                                                                   3,415
      551,817  SYNOVUS FINANCIAL CORPORATION<<                                                                            1,572,678
       91,000  TA CHONG BANK LIMITED+                                                                                        17,847
      523,030  TAISHIN FINANCIAL HOLDINGS COMPANY LIMITED                                                                   176,124
      266,000  TAIWAN BUSINESS BANK+                                                                                         67,925
       52,649  TCF FINANCIAL CORPORATION                                                                                    760,252
       15,516  THANACHART CAPITAL PCL                                                                                         9,432
        1,100  THE AICHI BANK LIMITED                                                                                        81,096
       19,000  THE AKITA BANK LIMITED                                                                                        75,919
       14,000  THE AOMORI BANK LIMITED                                                                                       34,510
       19,000  THE AWA BANK LIMITED                                                                                         105,645
        1,800  THE BANK OF IWATE LIMITED                                                                                    101,908
       19,000  THE BANK OF NAGOYA LIMITED                                                                                    72,497
        2,000  THE BANK OF OKINAWA LIMITED                                                                                   78,451
       25,000  THE BANK OF SAGA LIMITED                                                                                      69,784
        4,700  THE CHIBA KOGYO BANK LIMITED+                                                                                 35,285
       20,000  THE CHUGOKU BANK LIMITED                                                                                     260,003
        8,000  THE DAISAN BANK LIMITED                                                                                       22,601
       29,000  THE DAISHI BANK LIMITED                                                                                       98,576
       27,000  THE EHIME BANK LIMITED                                                                                        75,671
       25,000  THE EIGHTEENTH BANK LIMITED                                                                                   73,724
       32,000  THE FUKUI BANK LIMITED                                                                                       105,892
       46,000  THE HACHIJUNI BANK LIMITED                                                                                   255,771
       21,000  THE HIGO BANK LIMITED                                                                                        112,983
       50,000  THE HIROSHIMA BANK LIMITED                                                                                   207,102
       24,000  THE HOKKOKU BANK LIMITED                                                                                      86,713
       21,000  THE HOKUETSU BANK LIMITED                                                                                     34,746
       24,000  THE HYAKUGO BANK LIMITED                                                                                     109,674
       29,000  THE HYAKUJUSHI BANK LIMITED                                                                                  108,695
       25,000  THE IYO BANK LIMITED                                                                                         222,579
       35,000  THE JUROKU BANK LIMITED                                                                                      139,456
        3,000  THE KAGAWA BANK LIMITED                                                                                       10,029
       15,000  THE KAGOSHIMA BANK LIMITED                                                                                   104,677
        2,400  THE KANTO TSUKUBA BANK LIMITED                                                                                 7,375
       22,000  THE KEIYO BANK LIMITED                                                                                       104,497
        5,000  THE MICHINOKU BANK LIMITED                                                                                    10,017
        4,000  THE MIE BANK LIMITED                                                                                          10,580
        7,000  THE MINATO BANK LIMITED                                                                                        9,218
        3,200  THE MUSASHINO BANK LIMITED                                                                                    90,405
       22,000  THE NANTO BANK LIMITED                                                                                       119,849
       33,000  THE OGAKI KYORITSU BANK LIMITED                                                                              115,516
       23,000  THE OITA BANK LIMITED                                                                                         83,359
       16,000  THE SAN-IN GODO BANK LIMITED                                                                                 126,783
       28,000  THE SHIKOKU BANK LIMITED                                                                                      90,135
        9,000  THE TOCHIGI BANK LIMITED                                                                                      37,785
       21,000  THE TOHO BANK LIMITED                                                                                         69,492
        3,000  THE TOKUSHIMA BANK LIMITED                                                                                    10,096
    2,682,765  TMB BANK PCL+                                                                                                106,288
        5,300  TOKYO TOMIN BANK LIMITED                                                                                      67,708
       95,493  TRUSTCO BANK CORPORATION NEW YORK SHARES                                                                     577,733
       72,688  TRUSTMARK CORPORATION                                                                                      1,657,286
       13,375  TURK EKONOMI BANKASI AS+                                                                                      20,843
      128,259  TURKIYE IS BANKASI                                                                                           354,962
       59,151  TURKIYE IS BANKASI AS+                                                                                       156,053

                   138 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
DEPOSITORY INSTITUTIONS (continued)
       65,353  TURKIYE VAKIFLAR BANKASI TAO                                                                         $       148,750
      163,110  UBS AG                                                                                                     2,248,694
       38,627  UMB FINANCIAL CORPORATION                                                                                  1,479,800
      113,150  UMPQUA HOLDINGS CORPORATION                                                                                1,412,112
      838,026  UNICREDITO ITALIANO SPA                                                                                    2,119,020
       42,977  UNION BANK HONG KONG                                                                                          92,464
       27,062  UNION BANK OF INDIA                                                                                          150,116
       33,246  UNIONE DI BANCHE SCPA                                                                                        413,989
       56,116  UNITED BANKSHARES INCORPORATED<<                                                                           1,381,576
        8,324  UNITED MIZRAHI BANK LIMITED+                                                                                  72,953
      110,000  UNITED OVERSEAS BANK LIMITED                                                                               1,458,633
      180,563  US BANCORP                                                                                                 4,443,655
          637  VALIANT HOLDING AG                                                                                           120,848
       63,344  VALLEY NATIONAL BANCORP                                                                                      912,154
           62  VERWALTUNGS-UND PRIVAT-BANK AG                                                                                 6,216
          361  VONTOBEL HOLDINGS AG                                                                                          10,737
      150,770  WASHINGTON FEDERAL INCORPORATED                                                                            2,938,507
      251,914  WATERLAND FINANCIAL HOLDINGS+                                                                                 78,938
       95,574  WEBSTER FINANCIAL CORPORATION                                                                              1,529,184
      452,720  WELLS FARGO & COMPANY(l)                                                                                  12,377,365
       33,640  WESTAMERICA BANCORPORATION<<                                                                               1,846,163
       89,293  WESTERN UNION COMPANY                                                                                      1,409,044
      270,622  WESTPAC BANKING CORPORATION                                                                                6,337,348
      120,273  WHITNEY HOLDING CORPORATION                                                                                1,545,508
       90,229  WILMINGTON TRUST CORPORATION<<                                                                             1,301,102
       15,500  WING HANG BANK LIMITED                                                                                       129,896
       31,106  WINTRUST FINANCIAL CORPORATION                                                                             1,058,848
        1,200  YACHIYO BANK LIMITED                                                                                          27,689
       16,000  YAMAGATA BANK LIMITED                                                                                         70,415
       83,222  YAPI VE KREDI BANKASI AS+                                                                                    178,660
        8,719  YES BANK LIMITED+                                                                                             44,744
       61,400  ZIONS BANCORPORATION                                                                                       1,138,356
                                                                                                                        300,944,479
                                                                                                                    ---------------
DIVERSIFIED FINANCIAL SERVICES: 0.01%
        1,964  CANACCORD FINANCIAL INCORPORATED                                                                              15,810
        2,023  DUNDEEWEALTH INCORPORATED                                                                                     26,571
        3,500  GMP CAPITAL INCORPORATED                                                                                      41,879
        5,380  LIC HOUSING FINANCE LIMITED                                                                                   87,792
       16,492  PARAGON GROUP OF COMPANIES PLC                                                                                33,823
                                                                                                                            205,875
                                                                                                                    ---------------
E-COMMERCE/SERVICES: 0.13%
       38,327  AMAZON.COM INCORPORATED+                                                                                   4,537,917
           18  GOURMET NAVIGATOR INCORPORATED                                                                                36,914
        1,000  GREE INCORPORATED                                                                                             61,568
        7,620  SMS MANAGEMENT & TECHNOLOGY LIMITED                                                                           46,096
                                                                                                                          4,682,495
                                                                                                                    ---------------
EATING & DRINKING PLACES: 0.65%
        5,082  AUTOGRILL SPA                                                                                                 63,110
       40,352  BOB EVANS FARMS INCORPORATED                                                                               1,150,436
      135,886  BRINKER INTERNATIONAL INCORPORATED                                                                         2,460,895
       39,407  BURGER KING HOLDINGS INCORPORATED                                                                            704,991
       16,248  C&C GROUP PLC                                                                                                 59,956

                   Wells Fargo Advantage Master Portfolios 139


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
EATING & DRINKING PLACES (continued)
       25,693  CEC ENTERTAINMENT INCORPORATED+                                                                      $       900,540
       76,031  CHEESECAKE FACTORY INCORPORATED+<<                                                                         1,798,133
       21,500  CHINA HUIYUAN JUICE GROUP                                                                                     14,209
       13,810  CHIPOTLE MEXICAN GRILL INCORPORATED+                                                                       1,446,045
       42,449  CROWN LIMITED                                                                                                304,342
       11,982  ENTERPRISE INNS PLC                                                                                           18,544
      191,551  FOSTER'S GROUP LIMITED                                                                                       925,291
          418  HITE BREWERY COMPANY LIMITED                                                                                  51,173
        5,200  ITO EN LIMITED                                                                                                79,775
       57,512  JACK IN THE BOX INCORPORATED+                                                                              1,214,653
        3,500  KISOJI COMPANY LIMITED                                                                                        75,125
       99,314  MCDONALD'S CORPORATION                                                                                     6,341,199
       19,207  MITCHELLS & BUTLERS PLC                                                                                       83,028
        2,064  OBRASCON HUARTE LAIN SA                                                                                       45,698
       23,322  PAPA JOHN'S INTERNATIONAL INCORPORATED+                                                                      569,290
       24,618  PF CHANG'S CHINA BISTRO INCORPORATED+<<                                                                    1,044,788
       32,370  PUNCH TAVERNS PLC                                                                                             37,931
        5,909  RESTAURANT GROUP PLC                                                                                          18,597
       43,265  SABMILLER PLC                                                                                              1,134,692
       31,000  SAPPORO HOLDINGS LIMITED                                                                                     160,155
      166,508  WENDY'S ARBY'S GROUP INCORPORATED                                                                            812,559
        6,949  WHITBREAD PLC                                                                                                150,461
       58,072  YUM! BRANDS INCORPORATED                                                                                   1,958,188
                                                                                                                         23,623,804
                                                                                                                    ---------------
EDUCATIONAL SERVICES: 0.28%
       16,550  APOLLO GROUP INCORPORATED CLASS A+                                                                           991,014
        7,900  BENESSE CORPORATION                                                                                          354,786
       70,890  CAREER EDUCATION CORPORATION+                                                                              1,972,160
       92,964  CORINTHIAN COLLEGES INCORPORATED+                                                                          1,507,876
        2,629  DCC CORPORATION                                                                                               69,090
       28,172  DEVRY INCORPORATED                                                                                         1,779,062
       16,039  ITT EDUCATIONAL SERVICES INCORPORATED+                                                                     1,748,893
       18,757  NAVITAS LIMITED                                                                                               81,192
       20,314  PRIME INFRASTRUCTURE GROUP STAPLED UNITS                                                                      65,722
      165,531  RAFFLES EDUCATION CORPORATION LIMITED                                                                         45,336
        6,185  STRAYER EDUCATION INCORPORATED<<                                                                           1,402,944
                                                                                                                         10,018,075
                                                                                                                    ---------------
ELECT COMPONENTS-SEMICONDUCTORS: 0.04%
       46,745  AMERICAN SUPERCONDUCTOR CORPORATION+                                                                       1,308,860
                                                                                                                    ---------------
ELECTRIC GENERATION: 0.02%
       63,211  MIRANT CORPORATION+                                                                                          795,194
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 4.74%
        1,765  ACEA SPA                                                                                                      17,941
       70,726  ADANI POWER LIMITED+                                                                                         162,683
       58,540  AEM SPA                                                                                                      101,153
       87,979  AES CORPORATION+                                                                                           1,028,475
       38,254  AGL ENERGY LIMITED                                                                                           492,650
      102,675  AGL RESOURCES INCORPORATED                                                                                 3,730,183
       77,259  ALLEGHENY ENERGY INCORPORATED                                                                              1,749,916
       39,046  ALLETE INCORPORATED                                                                                        1,227,997
       49,317  ALLIANT ENERGY CORPORATION                                                                                 1,559,897
      552,035  ALMENDRAL SA                                                                                                  56,808

                   140 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
        1,019  ALSTOM PROJECTS INDIA LIMITED+                                                                       $        11,808
       98,106  AMEREN CORPORATION                                                                                         2,424,199
       43,898  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                               1,475,851
       40,345  AMERICAN WATER WORKS COMPANY INCORPORATED                                                                    898,080
       59,380  AQUA AMERICA INCORPORATED<<                                                                                1,016,586
        1,929  ATCO LIMITED                                                                                                  88,182
          133  ATEL HOLDING AG                                                                                               48,780
      123,058  ATMOS ENERGY CORPORATION                                                                                   3,379,173
       73,096  AVISTA CORPORATION                                                                                         1,488,235
        6,312  AYGAZ AS                                                                                                      24,489
       15,992  BABCOCK & BROWN POWER+                                                                                         1,132
          678  BKW FMB ENERGIE AG                                                                                            49,513
       53,008  BLACK HILLS CORPORATION                                                                                    1,477,333
        4,300  BRADESPAR SA                                                                                                  97,557
        2,800  BROOKFIELD RENEWABLE POWER FUND                                                                               54,020
       21,572  CALIFORNIA WATER SERVICE GROUP                                                                               774,003
        4,075  CANADIAN UTILITIES LIMITED                                                                                   172,849
       37,181  CENOVUS ENERGY INCORPORATED                                                                                  908,146
      162,310  CENTERPOINT ENERGY INCORPORATED                                                                            2,171,708
       26,200  CENTRAIS ELECTRICAS BRASILEIRAS SA                                                                           339,252
      242,237  CENTRICA PLC                                                                                               1,033,108
       18,219  CEZ AS                                                                                                       833,122
       45,000  CHINA POWER INTERNATIONAL DEVELOPMENT LIMITED                                                                 10,957
      164,600  CHINA RESOURCES POWER HOLDINGS COMPANY                                                                       326,988
      100,000  CHINA WATER AFFAIRS GROUP LIMITED                                                                             39,809
       70,600  CHUBU ELECTRIC POWER COMPANY INCORPORATED                                                                  1,871,383
       28,481  CIA GENERAL DE ELECTRICIDAD SA                                                                               178,892
       26,584  CLEAN HARBORS INCORPORATED+                                                                                1,511,035
       81,115  CLECO CORPORATION                                                                                          2,047,343
      175,500  CLP HOLDINGS LIMITED                                                                                       1,213,011
      101,396  CMS ENERGY CORPORATION<<                                                                                   1,548,317
      956,543  COLBUN SA                                                                                                    258,845
       27,715  CONSOLIDATED EDISON INCORPORATED                                                                           1,184,816
       81,100  CONSTELLATION ENERGY GROUP INCORPORATED                                                                    2,844,177
       27,236  CONTACT ENERGY LIMITED+                                                                                      116,387
        8,154  CPFL ENERGIA SA                                                                                              167,579
       54,986  DOMINION RESOURCES INCORPORATED                                                                            2,088,918
       56,127  DPL INCORPORATED                                                                                           1,489,611
       16,810  DRAX GROUP PLC                                                                                               102,502
       73,174  DTE ENERGY COMPANY                                                                                         3,177,215
      123,864  DUKE ENERGY CORPORATION                                                                                    2,025,176
        6,000  DUSKIN COMPANY LIMITED                                                                                       111,227
      688,124  DYNEGY INCORPORATED CLASS A+                                                                               1,032,186
       92,788  E.ON AG                                                                                                    3,304,548
       29,868  EDISON INTERNATIONAL                                                                                         974,593
       19,099  EDISON SPA                                                                                                    26,526
      315,372  EL PASO CORPORATION                                                                                        3,301,945
       15,400  ELECTRIC POWER DEVELOPMENT COMPANY                                                                           515,673
       12,634  ELECTRICITE DE FRANCE                                                                                        633,246
       29,800  ELECTRICITY GENERATING PCL                                                                                    73,002
        5,213  EMERA INCORPORATED                                                                                           117,865
        6,772  EMPRESA ELECTRICA PEHUENCHE SA                                                                                38,070
      378,615  EMPRESA NACIONAL DE ELECTRICIDAD SA (CHILE)                                                                  626,275
        7,102  ENAGAS                                                                                                       148,151
       17,000  ENBRIDGE INCORPORATED                                                                                        753,545

                   Wells Fargo Advantage Master Portfolios 141


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
          570  ENBW ENERGIE BADEN-WUERTTEMBERG AG                                                                   $        29,028
        3,909  ENDESA SA                                                                                                    112,788
      302,240  ENEL SPA                                                                                                   1,638,979
       32,347  ENERGEN CORPORATION                                                                                        1,470,495
       99,592  ENERGIAS DE PORTUGAL SA                                                                                      365,468
    1,623,229  ENERSIS SA (CHILE)                                                                                           704,972
       18,439  ENTERGY CORPORATION                                                                                        1,400,811
       25,871  ENVESTRA LIMITED                                                                                              12,057
          529  EVN AG+                                                                                                        9,249
       80,100  FIRST PHILIPPINE HOLDINGS CORPORATION                                                                         85,961
       28,084  FIRSTENERGY CORPORATION                                                                                    1,085,447
        6,662  FORTIS INCORPORATED/CANADA                                                                                   172,660
       18,570  FORTUM OYJ                                                                                                   473,098
       35,013  FPL GROUP INCORPORATED                                                                                     1,623,553
      140,146  FRONTIER COMMUNICATIONS CORPORATION<<                                                                      1,091,737
       10,727  GAS NATURAL SDG SA                                                                                           196,749
       60,981  GAZ DE FRANCE                                                                                              2,239,448
       60,858  GREAT PLAINS ENERGY INCORPORATED                                                                           1,083,881
        4,139  GRUPO ELEKTRA SA DE CV+                                                                                      218,248
      122,194  HAWAIIAN ELECTRIC INDUSTRIES INCORPORATED<<                                                                2,489,092
       15,096  HERA SPA                                                                                                      34,184
       17,600  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED                                                                 348,454
       17,800  HOKURIKU ELECTRIC POWER COMPANY                                                                              401,900
      392,188  HONG KONG & CHINA GAS COMPANY LIMITED                                                                        883,189
      132,605  HONG KONG ELECTRIC HOLDINGS LIMITED                                                                          742,280
      185,750  IBERDROLA SA                                                                                               1,495,807
       63,312  IDACORP INCORPORATED                                                                                       2,091,195
       34,166  INTEGRYS ENERGY GROUP INCORPORATED                                                                         1,506,037
       81,849  INTERNATIONAL POWER PLC                                                                                      404,737
       58,853  ITC HOLDINGS CORPORATION                                                                                   3,141,573
          814  JUST ENERGY INCOME FUND                                                                                       10,738
       79,400  KANSAI ELECTRIC POWER COMPANY INCORPORATED                                                                 1,880,326
          625  KEYERA FACILITIES INCOME FUND                                                                                 15,628
       30,035  KOREA ELECTRIC POWER CORPORATION                                                                             960,685
        3,903  KOREA GAS CORPORATION+                                                                                       169,593
        9,800  KURITA WATER INDUSTRIES LIMITED                                                                              270,025
       44,500  KYUSHU ELECTRIC POWER COMPANY INCORPORATED                                                                   999,741
       52,410  MANILA ELECTRIC COMPANY                                                                                      204,527
       76,120  MDU RESOURCES GROUP INCORPORATED                                                                           1,555,893
       30,138  NATIONAL FUEL GAS COMPANY                                                                                  1,499,064
      109,818  NATIONAL GRID PLC                                                                                          1,091,777
       48,832  NEW JERSEY RESOURCES                                                                                       1,778,461
      122,483  NISOURCE INCORPORATED                                                                                      1,839,695
          816  NORDEX AG+                                                                                                     9,944
       81,112  NORTHEAST UTILITIES                                                                                        2,076,467
       18,233  NORTHUMBRIAN WATER GROUP PLC                                                                                  76,649
       31,052  NORTHWEST NATURAL GAS COMPANY                                                                              1,365,977
       46,752  NORTHWESTERN CORPORATION                                                                                   1,171,138
      117,492  NRG ENERGY INCORPORATED+                                                                                   2,566,025
       47,698  NSTAR                                                                                                      1,613,146
      105,209  NV ENERGY INCORPORTED                                                                                      1,168,872
       42,934  OGE ENERGY CORPORATION                                                                                     1,569,667
       44,017  ONEOK INCORPORATED                                                                                         1,951,274
      208,000  OSAKA GAS COMPANY LIMITED                                                                                    753,852
       70,555  PALADIN ENERGY LIMITED+                                                                                      228,265
       16,628  PENNON GROUP PLC                                                                                             132,984

                   142 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
       98,388  PEPCO HOLDINGS INCORPORATED                                                                          $     1,654,886
    1,203,000  PERUSAHAAN GAS NEGARA PT                                                                                     467,153
       25,900  PETRONAS GAS BHD                                                                                              73,392
       34,065  PG&E CORPORATION                                                                                           1,428,005
       44,989  PINNACLE WEST CAPITAL CORPORATION                                                                          1,638,049
      102,171  PNM RESOURCES INCORPORATED                                                                                 1,248,530
      938,750  PNOC ENERGY DEVELOPMENT CORPORATION+                                                                          97,691
      100,895  PORTLAND GENERAL ELECTRIC COMPANY                                                                          1,815,101
       67,365  POWER GRID CORPORATION OF INDIA LIMITED                                                                      157,144
       34,266  PPL CORPORATION                                                                                              975,896
       25,629  PROGRESS ENERGY INCORPORATED                                                                                 981,334
        5,300  PUBLIC POWER CORPORATION SA                                                                                   79,745
       46,802  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                               1,390,955
       20,700  RATCHABURI ELECTRICITY GENERATING HOLDING PCL ADR                                                             22,224
        4,285  RED ELECTRICA DE ESPANA                                                                                      215,649
       15,808  RELIANCE ENERGY LIMITED                                                                                      344,052
       15,087  RENEWABLE ENERGY CORPORATION AS+<<                                                                            53,565
            7  ROMANDE ENERGIE HOLDING SA                                                                                    11,951
      153,334  RRI ENERGY INCORPORATED+                                                                                     651,670
       19,558  RWE AG                                                                                                     1,658,588
       32,000  SAIBU GAS COMPANY LIMITED+                                                                                    89,684
       49,233  SCANA CORPORATION                                                                                          1,774,850
       40,447  SCOTTISH & SOUTHERN ENERGY PLC                                                                               691,361
          456  SECHILIENNE SA                                                                                                13,908
       20,809  SEMPRA ENERGY                                                                                              1,023,179
        9,317  SEVERN TRENT PLC                                                                                             165,506
        6,285  SHANKS GROUP PLC                                                                                              11,193
        2,728  SHAWCOR LIMITED CLASS A                                                                                       73,865
       19,600  SHIKOKU ELECTRIC POWER COMPANY INCORPORATED                                                                  562,553
        5,500  SHIZUOKA GAS COMPANY LIMITED                                                                                  33,677
       86,225  SNAM RETE GAS SPA                                                                                            407,994
       34,912  SOUTH JERSEY INDUSTRIES INCORPORATED                                                                       1,391,941
       73,238  SOUTHERN COMPANY                                                                                           2,326,771
       45,734  SOUTHERN UNION COMPANY                                                                                     1,094,872
       60,040  SOUTHWEST GAS CORPORATION                                                                                  1,715,943
      127,710  SP AUSNET                                                                                                    108,159
       58,804  SPECTRA ENERGY CORPORATION                                                                                 1,281,927
       37,311  STERICYCLE INCORPORATED+                                                                                   2,058,821
       10,067  SUEZ ENVIRONNEMENT SA                                                                                        221,723
      115,630  SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION                                                                  243,716
       88,926  TECO ENERGY INCORPORATED                                                                                   1,363,236
       50,572  TERNA SPA                                                                                                    207,789
       25,200  THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED                                                              526,152
        1,600  THE OKINAWA ELECTRIC POWER COMPANY INCORPORATED                                                               88,424
       42,000  TOHO GAS COMPANY LIMITED                                                                                     229,748
       49,500  TOHOKU ELECTRIC POWER COMPANY INCORPORATED                                                                 1,076,971
      122,800  TOKYO ELECTRIC POWER COMPANY INCORPORATED                                                                  3,371,143
      227,000  TOKYO GAS COMPANY LIMITED                                                                                    988,789
       14,429  TRACTEBEL ENERGIA SA                                                                                         165,357
        9,000  TRANSALTA CORPORATION                                                                                        187,664
        4,988  TRANSPACIFIC INDUSTRIES GROUP LIMITED                                                                          6,102
        3,817  TRUSTPOWER LIMITED                                                                                            19,589
       46,207  UNISOURCE ENERGY CORPORATION                                                                               1,346,472
       26,984  UNITED UTILITIES GROUP PLC                                                                                   223,624
        8,821  VECTOR LIMITED                                                                                                11,949
      107,906  VECTREN CORPORATION                                                                                        2,508,815

                   Wells Fargo Advantage Master Portfolios 143


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
       20,970  VEOLIA ENVIRONNEMENT                                                                                 $       679,866
        2,689  VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG                                                      109,478
       91,237  WASTE CONNECTIONS INCORPORATED+                                                                            3,067,388
       42,953  WASTE MANAGEMENT INCORPORATED                                                                              1,418,308
       67,313  WGL HOLDINGS INCORPORATED                                                                                  2,211,232
        5,190  WOONGJIN COWAY COMPANY LIMITED+                                                                              155,490
      207,138  XCEL ENERGY INCORPORATED                                                                                   4,310,542
       56,000  XINAO GAS HOLDINGS LIMITED                                                                                   134,478
      213,403  YTL POWER INTERNATIONAL BHD                                                                                  135,355
                                                                                                                        172,069,316
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.53%
       60,000  AAC ACOUSTIC TECHNOLOGIES HOLDINGS INCORPORATED                                                               93,685
      111,000  ABOITIZ POWER CORPORATION                                                                                     26,472
      306,172  ACER INCORPORATED                                                                                            859,162
       49,951  ACUITY BRANDS INCORPORATED                                                                                 1,947,090
      126,500  ADC TELECOMMUNICATIONS INCORPORATED+                                                                         802,010
      268,880  ADVANCED MICRO DEVICES INCORPORATED+                                                                       2,126,841
      491,417  ADVANCED SEMICONDUCTOR ENGINEERING INCORPORATED                                                              390,713
       14,000  ADVANTEST CORPORATION                                                                                        332,647
        3,314  AIXTRON AG                                                                                                    97,470
       42,534  ALCO HOLDINGS LIMITED                                                                                         14,850
        1,200  ALPINE ELECTRONICS INCORPORATED                                                                               14,493
       16,500  ALPS ELECTRIC COMPANY LIMITED+                                                                                97,130
      130,516  ALTERA CORPORATION                                                                                         3,188,506
       46,937  AMETEK INCORPORATED                                                                                        1,832,420
      151,732  AMKOR TECHNOLOGY INCORPORATED+<<                                                                             913,427
       75,535  AMPHENOL CORPORATION CLASS A                                                                               3,146,033
      128,000  ANALOG DEVICES INCORPORATED                                                                                3,742,720
        9,000  ANRITSU CORPORATION                                                                                           33,328
       23,206  ARCELIK AS+                                                                                                   78,029
       56,162  ARM HOLDINGS PLC                                                                                             174,526
      143,637  ARRIS GROUP INCORPORATED+                                                                                  1,482,334
       14,239  ASIA OPTICAL COMPANY INCORPORATED                                                                             28,769
      395,800  ASIAN INSULATORS PCL                                                                                          42,136
        1,848  ASM INTERNATIONAL NV                                                                                          43,407
       14,000  ASM PACIFIC TECHNOLOGY                                                                                       132,115
      489,202  ASUSTEK COMPUTER INCORPORATED                                                                                863,320
       71,576  ATHEROS COMMUNICATIONS INCORPORATED+                                                                       2,568,863
       35,058  ATMI INCORPORATED+                                                                                           590,377
      908,319  AU OPTRONICS CORPORATION                                                                                     934,587
        1,400  AXELL CORPORATION                                                                                             50,582
           82  BANG & OLUFSEN AS                                                                                                915
           99  BARCO NV                                                                                                       3,927
       87,441  BENCHMARK ELECTRONICS INCORPORATED+                                                                        1,731,332
        1,435  BF UTILITIES LIMITED+                                                                                         29,928
       19,422  BHARAT HEAVY ELECTRICAL LIMITED                                                                              989,656
       55,400  BROADCOM CORPORATION CLASS A                                                                               1,735,128
       20,300  BROTHER INDUSTRIES LIMITED                                                                                   231,230
       64,000  BYD ELECTRONIC INTERNATIONAL COMPANY LIMITED                                                                  52,934
      243,600  CALCOMP ELECTRONICS PCL THB                                                                                   22,102
        2,400  CANON ELECTRONICS INCORPORATED                                                                                50,623
      107,500  CANON INCORPORATED                                                                                         4,470,848
            7  CANON INCORPORATED ADR                                                                                           290
        5,100  CAPCOM COMPANY LIMITED                                                                                        86,966
        7,738  CELESTICA INCORPORATED+                                                                                       79,237

                   144 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
       27,519  CERADYNE INCORPORATED+                                                                               $       620,278
       27,172  CHENG UEI PRECISION INDUSTRY COMPANY LIMITED                                                                  49,562
      702,844  CHI MEI OPTOELECTRONICS CORPORATION                                                                          482,113
        1,900  CHIYODA INTEGRE COMPANY LIMITED                                                                               24,102
        4,245  CHLORIDE GROUP                                                                                                11,955
    1,543,000  CHUNGHWA PICTURE TUBES LIMITED+                                                                              150,102
        5,437  CIA ENERGETICA DE MINAS GERAIS                                                                                68,837
      105,680  CIENA CORPORATION+<<                                                                                       1,515,451
      714,549  CISCO SYSTEMS INCORPORATED+                                                                               17,384,977
        8,000  CLARION COMPANY LIMITED                                                                                       14,407
       40,025  COMPAL COMMUNICATIONS INCORPORATED                                                                            39,560
       32,610  COMTECH TELECOMMUNICATIONS CORPORATION+                                                                    1,031,128
        2,000  CORONA CORPORATION                                                                                            25,415
       41,652  CREE INCORPORATED+                                                                                         2,825,255
        9,097  CSR PLC+                                                                                                      65,888
       34,708  CYMER INCORPORATED+                                                                                        1,087,055
       23,000  DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED                                                               105,363
        6,000  DAISHINKU CORPORATION                                                                                         27,013
       10,395  DARFON ELECTRONICS CORPORATION                                                                                13,969
       22,600  DELTA ELECTRONICS (THAILAND) PCL                                                                              12,781
       20,557  DIONEX CORPORATION+                                                                                        1,404,043
       23,063  DOLBY LABORATORIES INCORPORATED CLASS A+                                                                   1,228,566
          525  EDF ENERGIES NOUVELLES SA                                                                                     27,001
        9,700  EDION CORPORATION                                                                                            102,301
        9,632  EDP RENOVAVEIS SA+                                                                                            77,630
        1,900  EIZO NANAO CORPORATION                                                                                        46,385
       11,343  ELECTROCOMPONENTS PLC                                                                                         32,066
        9,621  ELECTROLUX AB CLASS B                                                                                        204,300
       43,672  ELITEGROUP COMPUTER SYSTEMS                                                                                   17,497
       30,687  ENERGIZER HOLDINGS INCORPORATED+                                                                           1,778,312
       83,210  EPISTAR CORPORATION                                                                                          223,381
       41,210  EVERLIGHT ELECTRONICS COMPANY LIMITED                                                                        119,367
        1,640  EVERTZ TECHNOLOGIES LIMITED                                                                                   23,146
          552  EVS BROADCAST EQUIPMENT SA                                                                                    29,569
      166,590  FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                                                        1,719,209
       16,900  FANUC LIMITED                                                                                              1,651,100
       22,410  FARADAY TECHNOLOGY CORPORATION                                                                                38,640
        6,451  FIRST SOLAR INCORPORATED+<<                                                                                  683,161
        8,505  FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED                                                                    3,563
        2,400  FOSTER ELECTRIC COMPANY LIMITED                                                                               60,510
      173,000  FOXCONN INTERNATIONAL HOLDINGS LIMITED+                                                                      177,410
       28,000  FUJIKURA LIMITED                                                                                             148,438
        2,100  FUNAI ELECTRIC COMPANY LIMITED                                                                                90,647
       78,000  FURUKAWA ELECTRIC COMPANY LIMITED                                                                            377,511
        3,800  FUTABA CORPORATION CHIBA                                                                                      66,466
        7,822  GAMESA CORPORATION TECNOLOGICA SA                                                                             97,349
      975,707  GENERAL ELECTRIC COMPANY                                                                                  15,669,854
       61,548  GENTEX CORPORATION                                                                                         1,194,647
        4,386  GLOBAL UNICHIP CORPORATION                                                                                    19,351
        5,463  GN STORE NORD                                                                                                 29,586
      159,332  GRAFTECH INTERNATIONAL LIMITED+                                                                            1,990,057
       56,928  GREATEK ELECTRONIC INCORPORATED                                                                               54,758
       36,000  GS YUASA CORPORATION                                                                                         252,034
        6,100  HAMAMATSU PHOTONICS                                                                                          148,921
      194,800  HANA MICROELECTRONICS PCL                                                                                    126,666
      523,962  HANNSTAR DISPLAY CORPORATION+                                                                                104,719

                   Wells Fargo Advantage Master Portfolios 145


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
        1,100  HI-LEX CORPORATION                                                                                   $        12,369
        3,000  HIROSE ELECTRIC COMPANY LIMITED                                                                              319,095
       28,000  HITACHI CABLE LIMITED                                                                                         71,855
      418,000  HITACHI LIMITED                                                                                            1,378,513
      831,335  HON HAI PRECISION INDUSTRY COMPANY LIMITED                                                                 3,291,903
        4,000  HORIBA LIMITED                                                                                               107,828
        6,500  HOSIDEN CORPORATION                                                                                           78,429
       39,100  HOYA CORPORATION                                                                                             979,645
          300  HUBER & SUHNER AG                                                                                             11,771
       51,758  HYNIX SEMICONDUCTOR INCORPORATED+                                                                            937,067
       12,700  IBIDEN COMPANY LIMITED                                                                                       427,836
        1,100  IDEC CORPORATION                                                                                               9,075
          510  INDESIT COMPANY SPA                                                                                            6,000
       42,986  INFINEON TECHNOLOGIES AG+                                                                                    234,537
      372,873  INNOLUX DISPLAY CORPORATION                                                                                  530,143
      214,888  INOTERA MEMORIES INCORPORATED                                                                                147,737
      520,834  INTEL CORPORATION                                                                                         10,692,722
       51,213  INTERDIGITAL INCORPORATED+<<                                                                               1,313,613
       53,318  INTERSIL CORPORATION CLASS A                                                                                 791,239
       10,914  INVENTEC APPLIANCES CORPORATION                                                                                9,698
       89,000  JABIL CIRCUIT INCORPORATED                                                                                 1,350,130
        3,000  JEOL LIMITED                                                                                                  10,772
        7,000  JUKI CORPORATION                                                                                               9,533
           51  KABA HOLDING                                                                                                  12,320
        4,100  KEYENCE CORPORATION                                                                                          900,343
       27,582  KINSUS INTERCONNECT TECHNOLOGY CORPORATION                                                                    63,209
        3,700  KOA CORPORATION                                                                                               35,274
       43,463  KONINKLIJKE PHILIPS ELECTRONICS NV                                                                         1,270,625
        3,147  KONTRON AG                                                                                                    32,781
       40,370  KSK ENERGY VENTURES LIMITED+                                                                                 154,370
        2,324  KUDELSKI SA                                                                                                   61,916
       18,000  KYOCERA CORPORATION                                                                                        1,602,566
       10,724  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                     980,388
        7,493  LAIRD GROUP PLC                                                                                               14,590
        4,615  LEGRAND SA                                                                                                   144,501
        8,743  LG ELECTRONICS INCORPORATED                                                                                  806,536
          520  LG INNOTEK COMPANY LIMITED                                                                                    44,204
       47,023  LINCOLN ELECTRIC HOLDINGS INCORPORATED                                                                     2,242,997
       90,182  LINEAR TECHNOLOGY CORPORATION                                                                              2,450,245
        6,724  LOGITECH INTERNATIONAL SA+                                                                                   103,528
        3,353  LS CABLE LIMITED+                                                                                            271,154
        3,127  LS INDUSTRIAL SYSTEMS COMPANY LIMITED+                                                                       219,718
      288,390  LSI LOGIC CORPORATION+                                                                                     1,554,422
        2,800  MABUCHI MOTOR COMPANY LIMITED                                                                                152,850
      338,192  MACRONIX INTERNATIONAL                                                                                       181,367
        8,700  MALAYSIAN PACIFIC INDUSTRIES                                                                                  15,941
      188,210  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED                                                             2,616,234
      117,099  MEDIATEK INCORPORATED                                                                                      1,843,791
          900  MEGACHIPS CORPORATION                                                                                         11,913
          187  MELEXIS NV                                                                                                     1,945
       99,428  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                    1,204,073
      112,218  MICRO-STAR INTERNATIONAL COMPANY LIMITED                                                                      67,179
       83,800  MICROCHIP TECHNOLOGY INCORPORATED<<                                                                        2,267,628
        1,369  MICRONAS SEMICONDUCTOR HOLDING+                                                                                5,582
          600  MICRONICS JAPAN COMPANY LIMITED                                                                               10,549

                   146 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
       94,012  MICROSEMI CORPORATION+                                                                               $     1,458,126
          600  MIMASU SEMICONDUCTOR INDUSTRY COMPANY LIMITED                                                                  7,267
       31,000  MINEBEA COMPANY LIMITED                                                                                      169,227
        7,000  MITSUMI ELECTRIC COMPANY LIMITED                                                                             133,468
       28,238  MOLEX INCORPORATED                                                                                           577,467
       30,808  MOLEX INCORPORATED CLASS A                                                                                   535,751
       47,524  MOOG INCORPORATED CLASS A+                                                                                 1,613,915
       27,675  MOSEL VITELIC INCORPORATED                                                                                    12,512
      197,700  MOTOROLA INCORPORATED                                                                                      1,336,452
       19,500  MURATA MANUFACTURING COMPANY LIMITED                                                                       1,033,767
       25,434  NAN YA PRINTED CIRCUIT BOARD CORPORATION                                                                      99,920
       78,833  NANYA TECHNOLOGY CORPORATION                                                                                  58,500
      218,000  NEC ELECTRONICS CORPORATION                                                                                  606,067
        1,400  NEC ELECTRONICS CORPORATION+                                                                                  13,630
        1,104  NEXANS SA                                                                                                     77,944
       29,000  NGK INSULATORS LIMITED                                                                                       625,730
        4,405  NICE SYSTEMS LIMITED+                                                                                        135,099
        9,200  NICHICON CORPORATION                                                                                         101,584
        1,000  NIDEC COPAL ELECTRONICS CORPORATION                                                                           13,540
        7,000  NIDEC COPAL ELECTRONICS CORPORATION                                                                           51,370
        3,000  NIDEC SANKYO CORPORATION                                                                                      24,683
        3,200  NIHON DEMPA KOGYO COMPANY LIMITED                                                                             67,317
       10,700  NINTENDO COMPANY LIMITED                                                                                   2,910,901
       17,000  NIPPON CHEMI-CON CORPORATION                                                                                  56,829
        4,700  NIPPON SIGNAL COMPANY LIMITED                                                                                 41,580
        8,000  NISSIN ELECTRIC COMPANY LIMITED                                                                               38,089
        1,300  NITTO KOGYO CORPORATION                                                                                       12,276
        1,131  NKT HOLDING AS                                                                                                62,390
        1,317  NORDDEUTSCHE AFFINERIE AG                                                                                     60,837
        6,700  NORITZ CORPORATION                                                                                            95,547
      113,950  NTPC LIMITED                                                                                                 501,845
          113  NTT DATA CORPORATION                                                                                         350,911
      240,362  NVIDIA CORPORATION+                                                                                        3,893,864
          111  OC OERLIKON CORPORATION AG                                                                                     3,746
        3,572  OCE NV                                                                                                        41,673
       65,591  OMNIVISION TECHNOLOGIES INCORPORATED+                                                                        953,037
       19,504  OMRON CORPORATION                                                                                            425,007
        4,500  ONEX CORPORATION                                                                                             108,416
       14,000  OPENWAVE SYSTEMS INCORPORATED+                                                                                36,260
        2,730  OPTEX COMPANY LIMITED                                                                                         29,959
       56,885  PAN-INTERNATIONAL INDUSTRIAL                                                                                  85,135
           11  PHOENIX MECANO AG                                                                                              4,751
       17,200  PIONEER CORPORATION                                                                                           60,789
       45,907  PLEXUS CORPORATION+                                                                                        1,583,332
      305,506  PMC-SIERRA INCORPORATED+                                                                                   2,535,700
       64,286  POWERTECH TECHNOLOGY INCORPORATED                                                                            218,479
       18,366  PREMIER FARNELL PLC                                                                                           51,332
        8,268  PV CRYSTALOX SOLAR PLC                                                                                         6,166
       53,100  QLOGIC CORPORATION+                                                                                          966,420
      204,697  QUALCOMM INCORPORATED                                                                                      7,510,333
      361,766  QUANTA COMPUTER INCORPORATED                                                                                 738,816
      121,782  RAMBUS INCORPORATED+<<                                                                                     2,673,115
       49,489  REALTEK SEMICONDUCTOR CORPORATION                                                                            129,615
       42,700  REGAL-BELOIT CORPORATION                                                                                   2,409,134
       57,633  RELIANCE POWER LIMITED+                                                                                      172,630

                   Wells Fargo Advantage Master Portfolios 147


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
       22,079  RESEARCH IN MOTION LIMITED+                                                                          $     1,564,331
       10,996  REUNERT LIMITED                                                                                               78,585
      625,000  REXCAPITAL FINANCIAL HOLDINGS LIMITED                                                                         85,350
        2,527  REXEL SA                                                                                                      32,688
      314,449  RF MICRO DEVICES INCORPORATED+<<                                                                           1,323,830
       14,444  RICHTEK TECHNOLOGY CORPORATION                                                                               134,881
       69,777  ROCKWELL COLLINS INCORPORATED                                                                              3,927,050
        9,300  ROHM COMPANY LIMITED                                                                                         635,387
          800  ROLAND CORPORATION                                                                                             7,933
        4,110  ROTORK PLC                                                                                                    81,345
        4,200  RYOSAN COMPANY LIMITED                                                                                        99,699
        1,319  SAMSUNG DIGITAL IMAGING COMPANY LIMITED                                                                       48,955
        6,300  SAMSUNG ELECTRO-MECHANICS COMPANY LIMITED+                                                                   543,150
       14,164  SAMSUNG ELECTRONICS COMPANY LIMITED                                                                        9,085,280
        4,010  SAMSUNG SDI COMPANY LIMITED+                                                                                 444,250
        4,126  SAMSUNG TECHWIN COMPANY LIMITED+                                                                             265,367
        7,000  SANKEN ELECTRIC COMPANY LIMITED                                                                               24,503
        6,000  SANYO DENKI COMPANY LIMITED                                                                                   20,192
        1,103  SEB SA                                                                                                        70,935
       20,500  SECOM COMPANY LIMITED                                                                                        941,415
    1,637,000  SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION+                                                       172,934
      101,000  SHARP CORPORATION                                                                                          1,170,916
        9,000  SHINDENGEN ELECTRIC MANUFACTURING COMPANY LIMITED                                                             28,364
        2,200  SHINKAWA LIMITED                                                                                              30,804
        6,300  SHINKO ELECTRIC INDUSTRIES                                                                                    91,332
       10,000  SHOWA ELECTRIC WIRE                                                                                            9,117
       25,872  SILICON INTEGRATED SYSTEMS CORPORATION+                                                                       16,133
       52,947  SILICON LABORATORIES INCORPORATED+                                                                         2,405,912
      360,471  SILICONWARE PRECISION INDUSTRIES COMPANY                                                                     418,662
       17,751  SMITHS GROUP PLC                                                                                             281,223
       11,000  SMK CORPORATION                                                                                               52,248
        3,034  SOITEC+                                                                                                       39,867
       80,289  SOLERA HOLDINGS INCORPORATED                                                                               2,742,672
       90,594  SONY CORPORATION                                                                                           3,110,042
        5,597  SPECTRIS PLC                                                                                                  67,250
       15,400  STANLEY ELECTRIC COMPANY LIMITED                                                                             282,884
        2,000  STAR MICRONICS COMPANY LIMITED                                                                                19,765
       42,663  STERLITE INDUSTRIES INDIA LIMITED                                                                            723,619
       26,095  STMICROELECTRONICS NV                                                                                        226,518
        1,500  SUMIDA ELECTRIC CORPORATION                                                                                   14,148
       74,200  SUMITOMO ELECTRIC INDUSTRIES LIMITED                                                                         891,953
       38,140  SUNPLUS TECHNOLOGY COMPANY LIMITED                                                                            30,800
       22,711  SUNPOWER CORPORATION+<<                                                                                      425,831
       17,451  SUNPOWER CORPORATION CLASS B+                                                                                284,975
       39,412  SYNAPTICS INCORPORATED+<<                                                                                  1,052,300
        1,369  TAIHAN ELECTRIC WIRE COMPANY LIMITED+                                                                         19,297
    2,547,298  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED                                                         4,670,079
       11,000  TAIYO YUDEN COMPANY LIMITED                                                                                  152,164
       16,000  TAMURA CORPORATION                                                                                            47,363
        4,600  TANBERG ASA                                                                                                  129,222
       18,555  TATA POWER COMPANY LIMITED                                                                                   488,233
      441,000  TATUNG COMPANY LIMITED+                                                                                       92,126
       61,800  TCL MULTIMEDIA TECHNOLOGY HOLDINGS LIMITED                                                                    62,898
      198,000  TECO ELECTRIC & MACHINERY COMPANY LIMITED                                                                     79,021
        2,000  TEIKOKY TSUSHIN KOGYO COMPANY                                                                                  4,547
       45,991  TELEFLEX INCORPORATED                                                                                      2,802,692

                   148 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      158,764  TELLABS INCORPORATED                                                                                 $     1,097,059
        8,586  TECHNICOLOR                                                                                                   11,364
      191,250  TENAGA NASIONAL BHD                                                                                          447,027
       57,636  TESSERA TECHNOLOGIES INCORPORATED+                                                                         1,035,143
       22,849  THOMAS & BETTS CORPORATION+                                                                                  824,849
        1,000  TOA CORPORATION                                                                                                5,020
       14,000  TOKO INCORPORATED                                                                                             23,006
       17,500  TOKYO ELECTRON LIMITED                                                                                     1,081,378
       29,000  TOKYO ROPE MANUFACTURING                                                                                      71,158
       21,042  TORRENT POWER LIMITED                                                                                        134,339
      385,000  TOSHIBA CORPORATION                                                                                        1,928,358
       19,000  TOSHIBA TEC CORPORATION                                                                                       73,780
        1,300  TOYO TANSO COMPANY LIMITED                                                                                    67,381
       36,130  TRANSCEND INFORMATION INCORPORATED                                                                           122,226
       48,407  TRIPOD TECHNOLOGY CORPORATION                                                                                161,495
        4,000  TRULY INTERNATIONAL                                                                                            4,854
       42,106  TYCO ELECTRONICS LIMITED                                                                                   1,079,177
        3,231  ULTRA ELECTRONICS HOLDINGS                                                                                    65,327
        3,800  ULVAC INCORPORATED                                                                                            92,599
    1,373,301  UNITED MICROELECTRONICS CORPORATION                                                                          661,548
       84,195  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                    2,532,586
       20,000  VENTURE CORPORATION LIMITED                                                                                  120,083
        9,391  VESTAS WIND SYSTEMS AS+                                                                                      463,914
       44,971  VIA TECHNOLOGIES INCORPORATED+                                                                                24,468
      230,965  VISHAY INTERTECHNOLOGY INCORPORATED+                                                                       2,367,391
           35  WACOM COMPANY LIMITED                                                                                         54,089
      336,000  WALSIN LIHWA CORPORATION                                                                                     110,001
       28,000  WASION GROUP HOLDINGS LIMITED+                                                                                20,056
       16,000  WBL CORPORATION LIMITED                                                                                       57,366
      143,744  WESTAR ENERGY INCORPORATED                                                                                 3,076,122
       33,100  WHIRLPOOL CORPORATION<<                                                                                    2,785,696
      222,000  WINDBOND ELECTRONICS CORPORATION+                                                                             50,114
       77,000  WINTEK CORPORATION                                                                                            54,738
       40,000  YA HSIN INDUSTRIAL COMPANY LIMITED+(a)                                                                             0
      232,000  YAGEO CORPORATION                                                                                             79,570
        5,000  YAMAICHI ELECTRONICS COMPANY LIMITED                                                                          17,334
       20,000  YASKAWA ELECTRIC CORPORATION                                                                                 158,028
       18,900  YOKOGAWA ELECTRIC CORPORATION                                                                                155,506
        3,200  YOKOWO COMPANY LIMITED                                                                                        18,765
       11,883  YOUNG FAST OPTOELECTRONICS COMPANY LIMITED                                                                   107,261
                                                                                                                        237,088,242
                                                                                                                    ---------------
ENERGY: 0.01%
       75,694  CAIRN ENERGY PLC+                                                                                            385,958
           12  JAPAN WIND DEVELOPMENT COMPANY LIMITED                                                                        30,012
                                                                                                                            415,970
                                                                                                                    ---------------
ENGINEERING CONSTRUCTION: 0.00%
        7,775  AKER KVAERNER ASA                                                                                            102,957
       47,000  CTCI CORPORATION                                                                                              46,454
        7,000  NIPPON KOEI COMPANY LIMITED                                                                                   20,564
       10,000  PEACE MARK HOLDINGS LIMITED+(a)                                                                                    0
                                                                                                                            169,975
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 149


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.13%
      109,272  ABB LIMITED                                                                                          $     2,210,361
       71,293  ACCENTURE LIMITED CLASS A                                                                                  2,849,581
           32  ACCESS COMPANY LIMITED+                                                                                       48,444
        8,290  ACERGY SA                                                                                                    136,642
       42,489  AECOM TECHNOLOGY CORPORATION+                                                                              1,151,452
       53,200  AIRPORTS OF THAILAND PCL                                                                                      62,347
       60,398  AMYLIN PHARMACEUTICALS INCORPORATED+                                                                       1,141,522
        9,159  AUSENCO LIMITED                                                                                               32,012
        3,453  CARDNO LIMITED                                                                                                12,595
       57,047  CELGENE CORPORATION+                                                                                       3,395,437
       32,966  CEPHALON INCORPORATED+                                                                                     2,263,775
       16,000  CHIYODA CORPORATION                                                                                          143,531
        3,900  CHUDENKO CORPORATION                                                                                          49,472
       12,300  COMSYS HOLDINGS CORPORATION                                                                                  118,092
       26,642  CORE LABORATORIES NV<<                                                                                     3,304,407
       26,708  DOWNER EDI LIMITED                                                                                           189,092
       23,560  FLUOR CORPORATION                                                                                          1,008,368
        7,058  GEA GROUP AG                                                                                                 131,856
       55,864  GEN-PROBE INCORPORATED+                                                                                    2,518,349
        9,321  GROUPE AEROPLAN INCORPORATED                                                                                 104,886
       22,478  HCL TECHNOLOGIES LIMITED                                                                                     178,976
       37,908  HEWITT ASSOCIATES INCORPORATED+                                                                            1,440,125
        2,000  HIBIYA ENGINEERING LIMITED                                                                                    17,446
       19,828  IHS INCORPORATED+                                                                                          1,027,090
        3,539  IMTECH NV                                                                                                    108,063
      127,816  INCYTE CORPORATION+                                                                                        1,362,519
        9,000  INTEGRATED DISTRIBUTION SERVICES GROUP LIMITED                                                                14,030
      107,645  ISIS PHARMACEUTICALS INCORPORATED+                                                                           951,582
       54,713  JACOBS ENGINEERING GROUP INCORPORATED+                                                                     2,122,864
      167,851  JAIPRAKASH ASSOCIATES LIMITED+                                                                               481,109
        7,800  JAPAN AIRPORT TERMINAL COMPANY LIMITED                                                                       117,819
       22,000  JGC CORPORATION                                                                                              413,529
       15,000  KANDENKO COMPANY LIMITED                                                                                      94,547
       12,000  KINDEN CORPORATION                                                                                           105,622
        2,000  KYUDENKO CORPORATION                                                                                          11,773
       22,638  LARSEN & TOUBRO LIMITED                                                                                      768,086
        8,264  LINDE AG                                                                                                     930,484
       50,200  MALAYSIA AIRPORTS HOLDINGS BHD                                                                                72,820
        8,385  MONADELPHOUS GROUP LIMITED                                                                                   106,783
       83,010  MOODY'S CORPORATION<<                                                                                      2,209,726
       40,935  MYRIAD GENETICS INCORPORATED+                                                                                941,505
       10,448  NAGARJUNA CONSTRUCTION COMPANY                                                                                35,057
        2,000  NAVIGANT CONSULTING INCORPORATED+                                                                             23,260
        1,000  NEC NETWORKS & SYSTEM INTEGRATION CORPORATION                                                                 11,852
        1,000  OYO CORPORATION                                                                                                8,228
          152  POL-AQUA SA                                                                                                      855
      244,400  POWER LINE ENGINEERING PCL                                                                                     7,392
          835  POYRY OYJ                                                                                                     10,813
       22,537  PUNJ LLOYD LIMITED                                                                                            85,494
       31,275  QINETIQ PLC                                                                                                   60,135
       20,321  QUEST DIAGNOSTICS INCORPORATED                                                                             1,153,217
       72,867  REGENERON PHARMACEUTICAL INCORPORATED+                                                                     1,782,327
        3,020  SAMSUNG ENGINEERING COMPANY LIMITED+                                                                         318,950
        2,000  SANKI ENGINEERING COMPANY LIMITED                                                                             13,934
       70,000  SEMBCORP INDUSTRIES LIMITED                                                                                  187,736
        4,000  SHINKO PLANTECH COMPANY LIMITED                                                                               39,530

                   150 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
      130,000  SINGAPORE TECHNOLOGIES ENGINEERING LIMITED                                                           $       289,464
        5,744  SINTEX INDUSTRIES LIMITED                                                                                     29,651
        6,900  SNC-LAVALIN GROUP INCORPORATED                                                                               322,966
      391,200  SOLARTRON PCL                                                                                                 32,181
        1,835  STANTEC INCORPORATED+                                                                                         47,366
        2,800  TAIKISHA                                                                                                      47,210
       10,000  TAKASAGO THERMAL ENGINEERING COMPANY                                                                          75,975
       69,472  TETRA TECH INCORPORATED+                                                                                   1,453,354
      194,114  THE LINK REIT                                                                                                488,152
       20,000  TOYO ENGINEERING CORPORATION                                                                                  67,083
       28,485  TRANSFIELD SERVICES LIMITED                                                                                  103,134
       10,268  VOLTAS LIMITED                                                                                                34,654
       16,400  WCT ENGINEERING BHD                                                                                           12,762
                                                                                                                         41,091,451
                                                                                                                    ---------------
ENTERTAINMENT PRODUCTION: 0.05%
       63,779  DISCOVERY COMMUNICATIONS INCORPORATED CLASS A+                                                             1,692,695
                                                                                                                    ---------------
ENVIRONMENTAL CONTROL: 0.00%
       28,200  CHINA METAL RECYCLING HOLDINGS LIMITED                                                                        26,194
                                                                                                                    ---------------
EXECUTIVE, LEGISLATIVE & GEN GOVERNMENT, EXCEPT FINANCE: 0.00%
       27,000  NIPPON SUISAN KAISHA LIMITED                                                                                  79,318
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.65%
       14,687  ALLIANT TECHSYSTEMS INCORPORATED+                                                                          1,166,882
      104,476  AMCOR LIMITED                                                                                                555,234
       72,903  APTARGROUP INCORPORATED                                                                                    2,808,953
       13,000  ASSA ABLOY AB CLASS B                                                                                        243,962
      159,080  BLUESCOPE STEEL LIMITED                                                                                      345,013
          424  CCL INDUSTRIES INCORPORATED                                                                                   10,501
      149,783  COMMERCIAL METALS COMPANY                                                                                  2,456,441
       68,138  CRANE COMPANY                                                                                              2,157,930
       70,683  CROWN HOLDINGS INCORPORATED+                                                                               1,931,060
       68,800  FORTUNE BRANDS INCORPORATED                                                                                3,015,504
        1,500  FP CORPORATION                                                                                                70,488
        1,100  FUJI SEAL INTERNATIONAL INCORPORATED                                                                          22,620
          156  HOGANAS AB                                                                                                     3,665
        4,400  HUHTAMAKI OYJ                                                                                                 47,930
       84,355  JINDAL STEEL & POWER LIMITED                                                                               1,157,057
        1,237  MERCATOR MINERALS LIMITED+                                                                                     3,115
      191,519  MUELLER WATER PRODUCTS INCORPORATED                                                                          886,733
       26,936  NAMPAK LIMITED                                                                                                57,203
       54,000  NSK LIMITED                                                                                                  380,483
       49,383  QUANEX BUILDING PRODUCTS CORPORATION                                                                         769,387
        4,052  RAUTARUUKKI OYJ                                                                                               76,416
       36,884  SHAW GROUP INCORPORATED+                                                                                   1,279,875
       13,900  SKF AB CLASS B                                                                                               219,521
       66,590  SNAP-ON INCORPORATED                                                                                       2,811,430
        6,851  SSAB SVENSKT STAL AB CLASS A                                                                                 114,827
        4,150  SSAB SVENSKT STAL AB CLASS B+                                                                                 63,212
       54,500  TYCOONS WORLDWIDE GROUPS THAILAND PCL                                                                          8,175
        9,312  VALMONT INDUSTRIES INCORPORATED                                                                              663,014
        4,703  VOESTALPINE AG                                                                                               165,795
                                                                                                                         23,492,426
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 151


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
FINANCE & FINANCIAL SERVICES: 0.08%
      238,243  JANUS CAPITAL GROUP INCORPORATED                                                                     $     2,978,038
                                                                                                                    ---------------
FINANCIAL SERVICES: 0.21%
       18,700  BANGKOK BANK PCL                                                                                              67,018
       62,758  BROADRIDGE FINANCIAL SOLUTIONS INCORPORATED                                                                1,320,428
      284,500  BUMIPUTRA COMMERCE HOLDINGS BHD                                                                            1,087,708
      178,899  ING GROEP NV                                                                                               1,599,220
       43,500  KB FINANCIAL GROUP INCORPORATED                                                                            1,828,283
       50,409  SHINHAN FINANCIAL GROUP COMPANY LIMITED                                                                    1,801,408
                                                                                                                          7,704,065
                                                                                                                    ---------------
FISHING, HUNTING & TRAPPING: 0.00%
       43,000  MARUHA NICHIRO HOLDINGS INCORPORATED                                                                          60,983
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 2.59%
       72,000  AJINOMOTO COMPANY INCORPORATED                                                                               733,412
       31,963  ALICORP SA                                                                                                    30,639
        6,960  ANHEUSER-BUSCH INBEV NV+                                                                                          47
          900  ARIAKE JAPAN COMPANY LIMITED                                                                                  13,919
        1,015  ARYZTA AG                                                                                                     37,778
       46,200  ASAHI BREWERIES LIMITED                                                                                      886,092
        5,000  ASIA PACIFIC BREWERIES LIMITED                                                                                49,797
       14,245  ASSOCIATED BRITISH FOODS PLC                                                                                 206,347
          450  AXFOOD AB                                                                                                     14,138
           66  BARRY CALLEBAUT AG                                                                                            39,658
       40,938  BIDVEST GROUP LIMITED                                                                                        699,750
        3,648  BIM BIRLESIK MAGAZALAR AS                                                                                    161,583
        8,634  BIOCON LIMITED                                                                                                49,195
       54,230  BUNGE LIMITED<<                                                                                            3,231,566
        5,600  CARLSBERG AS                                                                                                 432,480
        9,100  CARLSBERG BREWERY MALAYSIA BERHAD                                                                             12,506
       69,704  CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                                 2,324,628
       83,000  CHINA YURUN FOOD GROUP LIMITED                                                                               247,006
       11,518  CIA CERVECERIAS UNIDAS SA                                                                                     88,917
        5,211  CIA DE BEBIDAS DAS AMERICAS                                                                                  430,023
        1,236  CJ CHEILJEDANG CORPORATION                                                                                   223,245
        1,178  CJ CORPORATION+                                                                                               69,874
       45,048  COCA-COLA AMATIL LIMITED                                                                                     452,974
        1,000  COCA-COLA CENTRAL JAPAN COMPANY LIMITED                                                                       12,325
      199,333  COCA-COLA COMPANY                                                                                         10,508,836
       33,000  COCA-COLA ENTERPRISES INCORPORATED                                                                           843,150
        6,785  COCA-COLA HELLENIC BOTTLING COMPANY SA                                                                       166,298
        6,400  COCA-COLA WEST JAPAN COMPANY LIMITED                                                                         104,740
       20,000  COFCO INTERNATIONAL LIMITED                                                                                   17,444
       93,991  COMPASS GROUP PLC                                                                                            698,816
       41,114  CONAGRA FOODS INCORPORATED                                                                                 1,005,648
       88,183  CONSTELLATION BRANDS INCORPORATED CLASS A+                                                                 1,326,272
        3,088  CSM                                                                                                           82,014
        6,886  DAIRY CREST GROUP PLC                                                                                         37,852
        7,078  DAVID CAMPARI-MILANO SPA                                                                                      72,813
      264,847  DEL MONTE FOODS COMPANY                                                                                    3,104,007
      117,724  DIAGEO PLC                                                                                                 1,909,938
          400  DYDO DRINCO INCORPORATED                                                                                      13,439
          250  EAST ASIATIC COMPANY LIMITED A/S                                                                               7,136
        3,868  EBRO PULEVA SA                                                                                                76,212
       11,000  EZAKI GLICO COMPANY LIMITED                                                                                  128,145

                   152 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
FOOD & KINDRED PRODUCTS (continued)
        5,500  FRASER & NEAVE HOLDINGS                                                                              $        17,152
       16,692  FU JI FOOD & CATERING SERVICES HOLDINGS LIMITED+(a)                                                           16,401
        6,700  FUJI OIL COMPANY LIMITED                                                                                     104,446
        1,000  FUJICCO COMPANY LIMITED                                                                                       11,897
        1,600  GENMAB A/S+                                                                                                   26,859
       14,398  GLENMARK PHARMACEUTICALS LIMITED                                                                              78,837
      169,096  GOODMAN FIELDER LIMITED                                                                                      228,074
       10,307  GREENE KING PLC                                                                                               67,815
        1,680  GREGGS PLC                                                                                                    10,641
       29,033  GROUPE DANONE                                                                                              1,697,933
       69,400  GRUPO BIMBO SAB DE CV                                                                                        506,390
        8,900  GUINNESS ANCHOR BHD                                                                                           18,294
       30,814  HANSEN NATURAL CORPORATION+                                                                                1,281,862
        4,007  HEINEKEN HOLDING NV                                                                                          163,438
       11,209  HEINEKEN NV                                                                                                  550,527
      177,456  HINDUSTAN UNILEVER LIMITED                                                                                   909,123
          329  HITE HOLDINGS COMPANY LIMITED+                                                                                 5,786
        7,300  HOUSE FOODS CORPORATION                                                                                      106,733
       32,210  INBEV NA                                                                                                   1,612,248
      458,924  INDOFOOD SUKSES MAKMUR TBK PT                                                                                186,814
       19,000  ITOHAM FOODS INCORPORATED                                                                                     71,214
        5,000  J-OIL MILLS INCORPORATED                                                                                      15,702
       10,195  JERONIMO MARTINS                                                                                              97,841
      521,200  JG SUMMIT HOLDINGS                                                                                            73,448
        6,700  KAGOME COMPANY LIMITED                                                                                       120,207
        5,271  KERRY GROUP PLC                                                                                              166,871
       21,200  KHON KAEN SUGAR INDUSTRY PC                                                                                    8,720
       16,000  KIKKOMAN CORPORATION                                                                                         189,994
       92,000  KIRIN BREWERY COMPANY LIMITED                                                                              1,269,537
        1,159  KONINKLIJKE WESSANEN NV                                                                                        4,401
        3,100  KOSE CORPORATION                                                                                              67,342
       11,344  KRAFT FOODS INCORPORATED CLASS A(a)                                                                          322,510
      127,520  KRAFT FOODS INCORPORATED CLASS A                                                                           3,625,394
       16,900  KULIM (MALAYSIA) BHD                                                                                          35,284
       23,619  LANCASTER COLONY CORPORATION                                                                               1,359,037
            7  LINDT & SPRUENGLI AG                                                                                         162,872
           41  LINDT & SPRUENGLI AG                                                                                          83,546
           93  LOTTE CHILSUNG BEVERAGE COMPANY LIMITED                                                                       65,025
          117  LOTTE CONFECTIONERY COMPANY LIMITED                                                                          123,466
      116,200  MARINE HARVEST                                                                                               101,468
        7,875  MARSTON'S PLC                                                                                                 10,855
        5,000  MARUDAI FOOD COMPANY LIMITED                                                                                  14,970
        4,600  MEGMILK SNOW BRAND COMPANY LIMITED                                                                            72,279
          600  MEITO SANGYO COMPANY LIMITED                                                                                   8,469
       60,682  METCASH LIMITED                                                                                              224,059
        1,300  MIKUNI COCA-COLA BOTTLING COMPANY LIMITED                                                                     10,272
        4,000  MITSUI SUGAR COMPANY LIMITED                                                                                  14,992
       36,000  MORINAGA & COMPANY LIMITED                                                                                    83,471
       21,000  MORINAGA MILK INDUSTRY COMPANY LIMITED                                                                        87,456
        3,834  NESTLE INDIA LIMITED                                                                                         218,040
        4,000  NESTLE MALAYSIA BHD                                                                                           39,818
      168,269  NESTLE SA                                                                                                  8,372,332
           15  NESTLE SA ADR                                                                                                    746
       29,000  NICHIREI CORPORATION                                                                                         111,633
       15,667  NICHOLAS PIRAMAL INDIA LIMITED                                                                               135,194
        6,000  NIPPON BEET SUGAR MANUFACTURING COMPANY LIMITED                                                               16,140

                   Wells Fargo Advantage Master Portfolios 153


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
FOOD & KINDRED PRODUCTS (continued)
       17,000  NIPPON FLOUR MILLS COMPANY LIMITED                                                                   $        87,636
       26,000  NIPPON MEAT PACKERS INCORPORATED                                                                             318,105
       19,500  NISSHIN SEIFUN GROUP INCORPORATED                                                                            257,454
        9,000  NISSIN FOOD PRODUCTS COMPANY LIMITED                                                                         311,498
       24,790  NORTHERN FOODS PLC                                                                                            21,735
        1,459  NUTRECO HOLDING NV                                                                                            86,439
        2,824  OPG GROEP NV                                                                                                  48,278
          260  ORION CORPORATION+                                                                                            60,522
        3,453  OSEM INVESTMENT LIMITED                                                                                       48,629
       66,751  PARMALAT SPA                                                                                                 168,422
       21,000  PEOPLES FOOD HOLDINGS LIMITED                                                                                 10,159
       65,977  PEPSI BOTTLING GROUP INCORPORATED                                                                          2,522,301
       28,082  PEPSIAMERICAS INCORPORATED                                                                                   841,898
      195,823  PEPSICO INCORPORATED                                                                                      12,233,063
       10,047  PERNOD-RICARD                                                                                                756,942
       54,000  PPB GROUP BHD                                                                                                256,879
       10,100  QP CORPORATION                                                                                               111,862
       24,895  RALCORP HOLDINGS INCORPORATED+                                                                             1,663,235
          470  REMY COINTREAU SA                                                                                             22,399
       11,389  RIDLEY CORPORATION LIMITED                                                                                    11,279
          600  RIKEN VITAMIN COMPANY LIMITED                                                                                 17,221
       38,100  SAN MIGUEL CORPORATION                                                                                        58,234
        6,827  SAPUTO INCORPORATED                                                                                          194,974
      300,000  SARA LEE CORPORATION                                                                                       4,068,000
       54,500  SINAR MAS AGRO RESOURCES & TECHNOLOGY TBK PT                                                                  17,369
       69,676  SMITHFIELD FOODS INCORPORATED+                                                                             1,199,124
        3,072  SUEDZUCKER AG                                                                                                 71,362
       12,329  SUN PHARMACEUTICAL INDUSTRIES LIMITED                                                                        411,733
       20,000  TAKARA HOLDINGS INCORPORATED                                                                                 109,629
       18,545  TATE & LYLE PLC                                                                                              119,076
      362,696  TESCO PLC                                                                                                  2,321,103
      611,000  THAI BEVERAGE PUBLIC COMPANY LIMITED                                                                         108,665
       12,000  THE NISSHIN OILLIO GROUP LIMITED                                                                              60,240
       17,136  TIGER BRANDS LIMITED                                                                                         390,539
      176,000  TINGYI (CAYMAN ISLANDS) HOLDING CORPORATION                                                                  408,588
        1,910  TONGAAT-HULETT                                                                                                24,278
       36,576  TREEHOUSE FOODS INCORPORATED+                                                                              1,573,865
      137,519  TYSON FOODS INCORPORATED CLASS A                                                                           2,343,324
        1,300  UNICHARM PETCARE CORPORATION                                                                                  41,848
       71,184  UNILEVER NV                                                                                                2,142,102
       59,940  UNILEVER PLC ADR                                                                                           1,758,468
       22,122  UNION DE CERVECERIAS PERUANAS BACKUS & JOHNSTON SAA                                                           29,517
        5,468  UNITED BREWERIES LIMITED+                                                                                     21,366
      298,300  UNIVERSAL ROBINA CORPORATION                                                                                 140,662
       19,102  VINA CONCHA Y TORO SA                                                                                         44,593
       68,000  VITASOY INTERNATIONAL HOLDINGS LIMITED                                                                        45,554
       54,000  WEI CHUAN FOOD CORPORATION+                                                                                   54,299
       68,930  WILMAR INTERNATIONAL LIMITED                                                                                 318,734
       14,100  YAKULT HONSHA COMPANY LIMITED                                                                                428,816
       15,000  YAMAZAKI BAKING COMPANY LIMITED                                                                              196,184
                                                                                                                         94,094,736
                                                                                                                    ---------------
FOOD CHAINS: 0.01%
        7,205  TIM HORTONS INCORPORATED                                                                                     218,711
                                                                                                                    ---------------

                   154 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
FOOD STORES: 0.46%
       13,200  AJISEN CHINA HOLDINGS LIMITED                                                                        $        12,125
        5,981  ALIMENTATION COUCHE TARD INCORPORATED                                                                        111,753
       87,000  BISI INTERNATIONAL PT+                                                                                        12,861
      277,000  C.P. SEVEN ELEVEN PCL                                                                                        197,708
       18,000  CAFE DE CORAL HOLDINGS LIMITED                                                                                40,582
       29,087  CARREFOUR SA                                                                                               1,342,060
        2,899  CASINO GUICHARD PERRACHON SA                                                                                 233,332
      171,506  CENCOSUD SA                                                                                                  663,440
        2,900  CIRCLE K SUNKUS COMPANY LIMITED                                                                               36,395
          572  COLRUYT SA                                                                                                   142,960
        1,299  EMPIRE COMPANY LIMITED                                                                                        60,382
        2,300  GEORGE WESTON LIMITED                                                                                        150,696
          109  GUYENNE ET GASCOGNE SA                                                                                         9,382
       53,376  J SAINSBURY PLC                                                                                              268,905
       30,600  JOLLIBEE FOODS CORPORATION                                                                                    38,146
        2,100  KAPPA CREATE COMPANY LIMITED                                                                                  41,908
          600  KESKO OYJ A SHARES                                                                                            21,773
        2,100  KFC (JAPAN) LIMITED                                                                                           39,639
        5,400  KFC HOLDINGS MALAYSIA BHD                                                                                     12,590
       54,546  KONINKLIJKE AHOLD NV                                                                                         668,453
        5,200  LAWSON INCORPORATED                                                                                          227,385
        4,700  LOBLAW COS LIMITED                                                                                           164,826
          392  LUMINAR GROUP HOLDINGS PLC+                                                                                      167
        1,451  MAPLE LEAF FOODS INCORPORATED                                                                                 14,659
        5,300  MCDONALD'S HOLDINGS COMPANY (JAPAN) LIMITED                                                                  107,557
        5,512  METRO AG                                                                                                     282,616
          500  MINISTOP COMPANY LIMITED                                                                                       5,785
        4,500  MOS FOOD SERVICES INCORPORATED                                                                                76,735
        2,300  NISSIN HEALTHCARE FOOD SERVICE COMPANY LIMITED                                                                30,030
       34,456  PANERA BREAD COMPANY+                                                                                      2,508,052
        2,000  PLENUS COMPANY LIMITED                                                                                        28,206
       61,032  PRESIDENT CHAIN STORE CORPORATION+                                                                           143,482
          290  RALLYE SA+                                                                                                     9,365
       12,307  RIPLEY CORPORATION SA                                                                                         10,742
        1,300  ROYAL HOLDINGS COMPANY LIMITED                                                                                13,081
       57,000  RUENTEX DEVELOPMENT COMPANY LIMITED                                                                           69,312
       40,816  SAFEWAY INCORPORATED                                                                                       1,017,135
        2,000  SAIZERIYA COMPANY LIMITED                                                                                     36,671
       80,280  SEVEN & I HOLDINGS COMPANY LIMITED                                                                         1,810,807
       30,790  SHOPRITE HOLDINGS LIMITED                                                                                    298,630
          470  SLIGRO FOOD GROUP NV                                                                                          15,046
          300  ST. MARC HOLDINGS COMPANY LIMITED                                                                             10,046
       91,670  STARBUCKS CORPORATION+                                                                                     2,100,160
        3,877  TATA TEA LIMITED                                                                                              78,839
        8,000  TOYO SUISAN KAISHA LIMITED                                                                                   222,950
        3,900  WATAMI FOOD SERVICE COMPANY+                                                                                  71,376
        2,154  WETHERSPOON (J.D.) PLC+                                                                                       14,763
       98,481  WILLIAM MORRISON SUPERMARKETS PLC                                                                            448,239
      111,876  WOOLWORTHS LIMITED                                                                                         2,691,067
           37  YOSHINOYA D&C COMPANY LIMITED                                                                                 41,229
        7,800  ZENSHO COMPANY LIMITED                                                                                        58,295
                                                                                                                         16,712,343
                                                                                                                    ---------------
FOOTWEAR: 0.05%
       15,205  DECKERS OUTDOOR CORPORATION+<<                                                                             1,827,641
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 155


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
FOREST PRODUCTS & PAPER: 0.01%
        2,512  CASCADES INCORPORATED                                                                                $        19,577
        4,311  FIBRIA CELULOSE SA+                                                                                           78,603
       35,100  KIMBERLY-CLARK DE MEXICO SAB DE CV                                                                           186,482
       26,000  SHIHLIN PAPER CORPORATION+                                                                                    54,801
                                                                                                                            339,463
                                                                                                                    ---------------
FORESTRY: 0.00%
        5,000  DAIKEN CORPORATION                                                                                            14,351
       59,667  GUNNS LIMITED                                                                                                 30,480
       15,100  SUMITOMO FORESTING                                                                                           117,102
                                                                                                                            161,933
                                                                                                                    ---------------
FURNITURE & FIXTURES: 0.26%
        5,625  CERSANIT-KRASNYSTAW SA+                                                                                       24,685
        1,167  DOREL INDUSTRIES INCORPORATED CLASS B                                                                         33,617
          800  EKORNES ASA                                                                                                   19,089
        6,000  FRANCE BED HOLDINGS COMPANY LIMITED                                                                            8,712
       62,021  HERMAN MILLER INCORPORATED                                                                                 1,128,782
       50,779  HNI CORPORATION                                                                                            1,207,017
        6,141  HOUSEWARES INTERNATIONAL LIMITED+                                                                              9,246
        1,000  ITOKI CORPORATION                                                                                              2,060
       27,174  KINETIC CONCEPTS INCORPORATED+                                                                             1,139,134
       82,500  KINGBOARD LAMINATES HOLDINGS LIMITED                                                                          63,665
       10,900  KOKUYO COMPANY LIMITED                                                                                        82,690
       69,830  LEGGETT & PLATT INCORPORATED                                                                               1,323,279
      165,878  MASCO CORPORATION                                                                                          2,217,789
      124,719  NEWELL RUBBERMAID INCORPORATED                                                                             1,714,886
        5,775  NOBIA AB                                                                                                      29,078
        4,000  NORITAKE COMPANY LIMITED                                                                                      11,030
        8,000  OKAMURA CORPORATION                                                                                           42,501
        3,300  SANGETSU COMPANY LIMITED                                                                                      76,775
       93,680  STEINHOFF INTERNATIONAL HOLDINGS LIMITED+                                                                    231,941
                                                                                                                          9,365,976
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 1.02%
    5,849,199  CENTS ONLY STORES+                                                                                           965,102
       77,000  AEON COMPANY LIMITED                                                                                         792,144
        2,300  ASKUL CORPORATION                                                                                             42,042
        3,000  BELLUNA COMPANY LIMITED                                                                                       12,629
       33,600  BIG C SUPERCENTER                                                                                             41,409
       95,727  BIG LOTS INCORPORATED+                                                                                     3,206,855
       23,446  BJ'S WHOLESALE CLUB INCORPORATED+                                                                            848,042
       58,486  CASEY'S GENERAL STORES INCORPORATED                                                                        1,778,559
        2,100  CAWACHI LIMITED                                                                                               42,262
       39,948  DAVID JONES LIMITED                                                                                          169,699
        5,426  DELHAIZE GROUP                                                                                               420,173
        4,200  DON QUIJOTE COMPANY LIMITED                                                                                  106,365
      172,361  DSG INTERNATIONAL PLC                                                                                         80,632
        5,200  FAMILYMART COMPANY LIMITED                                                                                   166,632
       99,268  FAR EASTERN DEPARTMENT STORES COMPANY LIMITED                                                                 71,033
       67,580  FOOT LOCKER INCORPORATED                                                                                     876,513
       51,000  GOLDEN EAGLE RETAIL GROUP LIMITED                                                                             93,299
       77,749  HARVEY NORMAN HOLDINGS LIMITED                                                                               266,869
          221  HELLENIC DUTY FREE SHOPS SA                                                                                    1,769
       34,752  HOME RETAIL GROUP                                                                                            135,124

                   156 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
GENERAL MERCHANDISE STORES (continued)
        1,916  HYUNDAI DEPARTMENT STORE COMPANY LIMITED+                                                            $       164,361
      102,000  INTIME DEPARTMENT STORE GROUP COMPANY LIMITED                                                                 86,466
        5,000  IZUMIYA COMPANY LIMITED                                                                                       22,793
       93,400  JCPENNEY COMPANY INCORPORATED                                                                              2,575,972
        4,000  LIFE CORPORATION                                                                                              68,344
       60,500  LIFESTYLE INTERNATIONAL HOLDINGS LIMITED                                                                      99,922
        1,155  LOTTE SHOPPING COMPANY LIMITED+                                                                              317,652
      191,985  MACY'S INCORPORATED                                                                                        3,676,513
       67,088  MARKS & SPENCER GROUP PLC                                                                                    337,678
       21,900  MARUI COMPANY LIMITED                                                                                        148,884
        4,900  MATSUYA COMPANY LIMITED                                                                                       42,081
       14,000  NEW WORLD DEPARTMENT STORE CHINA LIMITED+                                                                     12,734
        2,200  NISSEN COMPANY LIMITED                                                                                         8,989
       18,104  ORGANIZACION SORIANA SAB DE CV CLASS B+                                                                       48,963
       88,865  PACIFIC BRANDS LIMITED                                                                                        90,791
       10,098  PANTALOON RETAIL INDIA LIMITED+                                                                               84,838
          335  PANTALOON RETAIL INDUSTRIAL CLASS B                                                                            1,703
        3,200  PARCO COMPANY LIMITED                                                                                         25,104
       21,770  PICK'N PAY STORES LIMITED                                                                                    113,889
        3,889  PINAULT-PRINTEMPTS-REDOUTE SA                                                                                446,354
      188,400  ROBINSON DEPARTMENT STORE PCL                                                                                 59,258
      134,803  SACI FALABELLA                                                                                               765,532
      180,462  SAKS INCORPORATED+<<                                                                                       1,259,625
          655  SEARS CANADA INCORPORATED+                                                                                    16,496
        1,800  SENSHUKAI COMPANY LIMITED                                                                                     10,393
        1,524  SHINSEGAE COMPANY LIMITED                                                                                    696,370
       12,000  SIAM MAKRO PLC                                                                                                32,300
        1,091  SONAE CAPITAL+                                                                                                   891
       38,828  SONAE SGPS SA                                                                                                 43,089
        5,300  SUGI PHARMACY COMPANY LIMITED                                                                                128,317
        2,400  SUNDRUG COMPANY LIMITED                                                                                       58,187
       22,000  TAKASHIMAYA COMPANY LIMITED                                                                                  169,869
       54,200  TJX COMPANIES INCORPORATED                                                                                 2,256,346
        2,000  TSURUHA HOLDINGS INCORPORATED                                                                                 77,438
           55  VALORA HOLDING AG                                                                                             12,334
      330,314  WAL-MART DE MEXICO SAB DE CV                                                                               1,640,145
      202,143  WAL-MART STORES INCORPORATED                                                                              10,929,872
       10,254  WAREHOUSE GROUP LIMITED                                                                                       26,921
        7,923  WH SMITH PUBLIC LIMITED CORPORATION                                                                           55,440
       56,000  WUMART STORES INCORPORATED                                                                                   107,640
        1,000  YAOKO COMPANY LIMITED                                                                                         30,165
                                                                                                                         36,867,811
                                                                                                                    ---------------
HEALTH SERVICES: 1.11%
        2,020  ABENGOA SA                                                                                                    51,077
        2,189  ACIBADEM SAGLIK HIZMETLERI VE TICARET AS+                                                                     11,111
       31,968  AMEDISYS INCORPORATED+<<                                                                                   1,842,955
       42,363  ATHENAHEALTH INCORPORATED+                                                                                 1,560,653
      491,925  BANGKOK CHAIN HOSPITAL PCL                                                                                    80,339
      109,900  BANGKOK DUSIT MEDICAL SERVICES PCL THB                                                                        81,764
          184  BASILEA PHARMACEUTICA+                                                                                        13,531
          674  BIOMERIEUX                                                                                                    73,751
       57,733  BIOTON SA                                                                                                      3,588
       28,900  BUMRUNGRAD HOSPITAL PCL                                                                                       27,095
       47,000  CHINA SHINEWAY PHARMACEUTICAL GROUP LIMITED                                                                  101,240
      702,000  CK LIFE SCIENCES INTERNATIONAL HOLDINGS INCORPORATED+                                                         52,455

                   Wells Fargo Advantage Master Portfolios 157


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
HEALTH SERVICES (continued)
          896  CML HEALTHCARE INCOME FUND                                                                           $        11,462
       41,986  COMMUNITY HEALTH SYSTEMS INCORPORATED+                                                                     1,438,860
       29,027  COVANCE INCORPORATED+                                                                                      1,643,509
        1,348  CRUCELL NV+                                                                                                   25,789
       45,104  DAVITA INCORPORATED+                                                                                       2,778,857
        7,716  DIVI'S LABORATORIES LIMITED                                                                                  104,263
       24,755  EDWARDS LIFESCIENCES CORPORATION+                                                                          2,273,252
       73,000  FRASER & NEAVE LIMITED                                                                                       221,228
        7,992  FRESENIUS MEDICAL CARE AG & COMPANY                                                                          417,337
        1,040  FRESENIUS SE                                                                                                  67,903
        4,993  GLAXOSMITHKLINE PHARMACEUTICALS LIMITED                                                                      185,176
      328,153  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A+                                                        2,392,235
       26,561  HEALTHSCOPE LIMITED                                                                                          101,405
      108,172  HEALTHSOUTH REHABILITATION CORPORATION+<<                                                                  1,871,376
       78,791  HUMAN GENOME SCIENCES INCORPORATED+                                                                        2,217,967
       77,813  IBA HEALTH GROUP LIMITED                                                                                      37,657
       49,973  INTERVAL LEISURE GROUP INCORPORATED+                                                                         717,612
        1,037  LABORATORIOS ALMIRALL SA                                                                                      13,923
       46,871  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                                3,436,113
       73,572  LIFEPOINT HOSPITALS INCORPORATED+                                                                          2,243,946
        2,000  MDS INCORPORATED+                                                                                             16,651
       40,300  MEDI-CLINIC CORPORATION+                                                                                     139,334
       52,865  MEDNAX INCORPORATED+                                                                                       2,828,278
      109,957  NETWORK HEALTHCARE HOLDINGS LIMITED                                                                          182,823
        1,750  NOVOZYMES A/S CLASS B                                                                                        179,623
       41,402  ODYSSEY HEALTHCARE INCORPORATED+                                                                             725,777
          742  ORPEA                                                                                                         30,709
       60,066  PARKWAY HOLDINGS LIMITED                                                                                     120,072
       31,777  PRIMARY HEALTH CARE LIMITED                                                                                  125,021
       62,027  PSYCHIATRIC SOLUTIONS INCORPORATED+                                                                        1,330,479
        8,913  QIAGEN NV+                                                                                                   194,546
        9,872  RAMSAY HEALTH CARE LIMITED                                                                                   112,007
        4,816  RHOEN KLINIKUM AG                                                                                            118,957
       26,980  RYMAN HEALTHCARE LIMITED                                                                                      38,431
       31,091  SONIC HEALTHCARE LIMITED                                                                                     377,554
        2,071  SOUTHERN CROSS HEALTHCARE LIMITED                                                                              4,768
            2  TAKARA BIO INCORPORATED+                                                                                       4,246
      637,234  TENET HEALTHCARE CORPORATION+                                                                              3,358,223
          500  TOWA PHARMACEUTICAL COMPANY LIMITED                                                                           26,901
       40,407  UNIVERSAL HEALTH SERVICES CLASS B                                                                          1,253,425
       80,877  VALEANT PHARMACEUTICALS INTERNATIONAL+<<                                                                   3,010,242
        7,262  ZELTIA SA                                                                                                     38,268
                                                                                                                         40,315,764
                                                                                                                    ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.33%
       10,252  ABB LIMITED INDIA                                                                                            176,689
       14,930  ABERTIS INFRAESTRUCTURAS SA                                                                                  281,359
        1,157  ACCIONA SA                                                                                                   128,602
       15,335  ATLANTIA SPA                                                                                                 353,723
        2,240  AUTOSTRADA TORINO-MILANO SPA                                                                                  27,420
       48,400  BANGKOK EXPRESSWAY PCL                                                                                        30,447
       13,976  BOUYGUES SA                                                                                                  643,228
       12,968  BRISA-AUTO ESTRADAS DE PORTUGAL SA                                                                           103,917
      198,000  CHINA RAILWAY CONSTRUCTION CORPORATION                                                                       260,696
       19,478  CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA                                                      171,599
        2,863  DAELIM INDUSTRIAL COMPANY LIMITED+                                                                           175,991

                   158 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS (continued)
       11,150  DAEWOO SHIPBUILDING & MARINE ENGINEERING COMPANY LIMITED                                             $       193,700
        2,658  FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA                                                                      89,179
       56,139  FOSTER WHEELER AG+                                                                                         1,381,581
       39,729  GRANITE CONSTRUCTION INCORPORATED                                                                          1,097,712
      182,000  GUANGZHOU INVESTMENT COMPANY LIMITED                                                                          47,363
        3,221  HANJIN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                                        60,538
        6,620  HELLENIC TECHNODOMIKI TEV SA                                                                                  37,499
        7,800  HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED+                                                              159,696
       77,500  HITACHI ZOSEN CORPORATION+                                                                                   109,038
       67,500  HOPEWELL HIGHWAY INFRASTRUCTURE LIMITED                                                                       44,611
        4,552  HYUNDAI HEAVY INDUSTRIES COMPANY LIMITED                                                                     810,404
        1,347  HYUNDAI MIPO DOCKYARD COMPANY LIMITED+                                                                       150,970
      198,580  LANCO INFRATECH LIMITED+                                                                                     197,697
       15,591  MAHINDRA & MAHINDRA LIMITED                                                                                  340,784
       99,547  MCDERMOTT INTERNATIONAL INCORPORATED+                                                                      2,274,649
        1,000  NAMURA SHIPBUILDING COMPANY LIMITED                                                                            5,549
      136,500  PLUS EXPRESSWAYS BHD                                                                                         138,284
        5,288  SACYR VALLEHERMOSO SA                                                                                         42,994
       25,110  SAMSUNG HEAVY INDUSTRIES COMPANY LIMITED                                                                     533,634
        4,000  SASEBO HEAVY INDUSTRIES COMPANY LIMITED                                                                        8,689
       18,289  SKANSKA AB                                                                                                   302,431
        1,409  SOCIETA INIZIATIVE AUTOSTRADALI E SERVIZI SPA                                                                 12,087
          299  SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE                                                                       21,484
       14,631  TECHNICAL OLYMPIC SA+                                                                                          8,965
      335,000  TRUBA ALAM MANUNGGAL ENGINEERING PT+                                                                           4,127
      175,204  UNITECH LIMITED                                                                                              273,418
       24,723  VINCI SA                                                                                                   1,294,384
        8,361  VT GROUP PLC                                                                                                  85,099
                                                                                                                         12,080,237
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 3.09%
       38,182  3I GROUP PLC                                                                                                 153,177
          904  ACKERMANS & VAN HAAREN NV                                                                                     60,457
       25,432  ADANI ENTERPRISES LIMITED                                                                                    268,414
       10,280  ADCOCK INGRAM HOLDINGS LIMITED                                                                                72,549
       18,544  AFFILIATED MANAGERS GROUP INCORPORATED+                                                                    1,319,035
       49,268  ALAPIS HOLDING INDUSTRIAL AND COMMERCIAL SA OF PHARMACEUTICAL & ORGANIC PRODUCTS+                             29,518
        9,460  ALCON INCORPORATED                                                                                         1,510,951
       50,282  ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED                                                               3,098,377
       99,266  ALIBABA.COM LIMITED                                                                                          217,404
        6,000  ALLIED GROUP LIMITED                                                                                          15,614
        8,109  AMALGAMATED HOLDINGS                                                                                          41,206
       65,367  AMB PROPERTY CORPORATION                                                                                   1,591,033
       80,730  AMP NZ OFFICE TRUST                                                                                           43,405
       20,526  ANADOLU EFES BIRACILIK VE MALT SANAYII AS                                                                    207,052
      247,266  ANNALY CAPITAL MANAGEMENT INCORPORATED                                                                     4,544,749
       15,941  ANTARCHILE SA                                                                                                309,858
        5,473  ARC ENERGY TRUST                                                                                             114,173
        7,680  ARDENT LEISURE GROUP                                                                                           9,911
       14,340  ASHMORE GROUP PLC                                                                                             51,384
      636,000  ASIA PLUS SECURITIES PCL                                                                                      32,892
       32,992  ASPEN INSURANCE HOLDINGS LIMITED                                                                             932,354
        6,355  ASSECO POLAND SA+                                                                                            121,667
        3,449  AVEVA GROUP PLC                                                                                               54,168
       20,393  AYALA CORPORATION CLASS A                                                                                    129,321
       66,482  BABCOCK & BROWN WIND PARTNERS                                                                                 76,264

                   Wells Fargo Advantage Master Portfolios 159


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
       13,404  BARLOWORLD LIMITED                                                                                   $        70,123
      193,100  BERJAYA CORPORATION BHD                                                                                       73,713
        6,400  BINTULU PORT HOLDINGS BERHAD                                                                                  11,840
      129,384  BIOMED REALTY TRUST INCORPORATED                                                                           1,998,983
        2,770  BODYCOTE PLC                                                                                                   7,544
           98  BOLLORE INVESTISSEMENT                                                                                        15,146
      218,000  BOSIDENG INTERNATIONAL HOLDINGS LIMITED                                                                       46,340
       17,889  BOSTON PROPERTIES INCORPORATED                                                                             1,215,200
       23,219  BOUSTEAD HOLDINGS BHD                                                                                         23,182
       72,978  BRE PROPERTIES INCORPORATED                                                                                2,460,088
       21,750  BROOKFIELD ASSET MANAGEMENT INCORPORATED                                                                     516,361
       17,000  BUKIT SEMBAWANG ESTATES LIMITED                                                                               55,510
          740  CANADIAN APARTMENT PROPERTIES                                                                                 10,043
      185,135  CBL & ASSOCIATES PROPERTIES INCORPORATED<<                                                                 2,201,255
      118,955  CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED                                                       428,334
      114,000  CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LIMITED                                                       29,961
        8,516  CI FINANCIAL CORPORATION                                                                                     169,155
       41,400  CITIC RESOURCES HOLDINGS LIMITED+                                                                             11,094
        2,926  CLAL INDUSTRIES AND INVESTMENTS+                                                                              19,682
          832  CLAL INSURANCE ENTERPRISE HOLDINGS LIMITED+                                                                   20,145
      238,605  CONNECTEAST GROUP                                                                                             93,019
          549  CORPORATION FINANCIERA ALBA                                                                                   26,874
       88,000  COSCO CORPORATION SINGAPORE LIMITED                                                                           76,375
          628  COUSINS PROPERTIES INCORPORATED                                                                                4,515
       13,300  DCM JAPAN HOLDINGS COMPANY LIMITED                                                                            76,646
          327  DEERFIELD CAPITAL CORPORATION                                                                                  1,743
          312  DELEK GROUP LIMITED                                                                                           68,609
        1,848  DELEK REAL ESTATE LIMITED+                                                                                     1,833
      165,738  DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                                  1,758,480
      160,000  DIAMONDROCK HOSPITALITY+                                                                                   1,430,400
       88,596  DOGAN SIRKETLER GRUBU HOLDINGS+                                                                               60,152
       10,287  DOGAN YAYIN HOLDING+                                                                                          10,510
        5,200  DOUTOR NICHIRES HOLDINGS COMPANY LIMITED                                                                      66,489
      100,761  DUKE REALTY CORPORATION                                                                                    1,118,447
       11,000  E-REVOLUTION COMPANY LIMITED+                                                                                  1,486
       35,407  EASTGROUP PROPERTIES INCORPORATED                                                                          1,271,111
       46,763  ECM LIBRA BERHAD+(a)                                                                                               0
       30,069  EMECO HOLDINGS LIMITED                                                                                        18,459
       62,812  EMPRESAS COPEC SA                                                                                            995,895
        8,852  EQSTRA HOLDINGS LIMITED                                                                                        6,992
       35,209  EQUITY LIFESTYLE PROPERTIES INCORPORATED                                                                   1,751,296
       25,200  EQUITY RESIDENTIAL                                                                                           909,216
        1,206  EURAZEO                                                                                                       76,582
        1,228  EXOR SPA                                                                                                      18,711
       72,392  EXTERRAN HOLDINGS INCORPORATED+<<                                                                          1,646,918
        2,000  FABEGE AB                                                                                                     12,988
          970  FIBI HOLDINGS LIMITED+                                                                                        23,358
          158  FIMALAC                                                                                                        8,142
        3,146  FINANCIAL TECHNOLOGIES (INDIA) LIMITED                                                                       101,060
          439  FINANCIERE DE TUBIZE                                                                                          15,644
      300,128  FIRST GEN CORPORATION+                                                                                        61,815
      218,800  FIRST PACIFIC COMPANY LIMITED                                                                                117,544
       92,682  FRANKLIN STREET PROPERTIES CORPORATION                                                                     1,202,086
          956  GAGFAH SA                                                                                                      8,769
      199,300  GAMUDA BHD                                                                                                   162,109
       10,922  GEMINA SPA+                                                                                                    9,436

                   160 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
      246,600  GENTING BHD                                                                                          $       456,921
          386  GIMV NV                                                                                                       19,263
       62,977  GRUPO CARSO SAB DE CV                                                                                        224,242
        4,125  GRUPO FINANCIERO GALICIA SA ADR+                                                                              19,800
        5,730  GS HOLDINGS CORPORATION                                                                                      188,711
      254,000  GUANGDONG INVESTMENT LIMITED                                                                                 128,928
      127,035  GVK POWER & INFRASTRUCTURE LIMITED+                                                                          119,306
       11,219  HACI OMER SABANCI HOLDING AS                                                                                  41,350
       52,036  HACI OMER SABANCI HOLDING AS                                                                                 196,838
       14,000  HAW PAR CORPORATION LIMITED                                                                                   59,060
      132,502  HCP INCORPORATED                                                                                           3,813,408
       39,881  HENDERSON GROUP PLC                                                                                           76,317
       94,075  HIGHWOODS PROPERTIES INCORPORATED<<                                                                        2,732,879
       33,600  HKR INTERNATIONAL LIMITED                                                                                     13,462
       38,897  HOME PROPERTIES INCORPORATED                                                                               1,781,483
      280,393  HOST HOTELS & RESORTS INCORPORATED                                                                         3,283,402
        5,000  HUFVUDSTADEN AB                                                                                               40,324
       17,300  HULIC COMPANY LIMITED                                                                                        131,437
        5,358  HUNTING PLC                                                                                                   47,998
          881  ICADE                                                                                                         88,364
       16,704  IG GROUP HOLDINGS PLC                                                                                         98,493
       20,611  IMPERIAL HOLDING LIMITED                                                                                     250,214
        9,600  INDUSTRIVARDEN AB CLASS A                                                                                    113,776
        2,400  INDUSTRIVARDEN AB CLASS C                                                                                     26,508
       42,746  INFRATIL LIMITED                                                                                              48,353
        4,745  INVERCAP SA                                                                                                   44,760
       16,939  INVESTEC PLC                                                                                                 114,911
       24,521  INVESTOR AB                                                                                                  435,062
        7,600  INVESTOR AB A SHARES                                                                                         131,112
       37,264  ITAUSA INVESTIMENTOS ITAU SA                                                                                 260,641
      196,741  ITC LIMITED                                                                                                  991,066
        1,000  IWAI SECURITIES COMPANY LIMITED                                                                                5,898
       39,800  J FRONT RETAILING COMPANY LIMITED                                                                            221,298
        2,800  JAFCO COMPANY LIMITED                                                                                         65,868
        3,000  JAPAN ASIA INVESTMENT COMPANY LIMITED                                                                          1,553
       29,929  JARDINE MATHESON HOLDINGS LIMITED                                                                            818,259
       15,075  JM FINANCIAL LIMITED                                                                                          12,245
       76,000  JU TENG INTERNATIONAL HOLDINGS LIMITED                                                                        64,425
       57,945  KILROY REALTY CORPORATION                                                                                  1,641,582
      178,493  KIMCO REALTY CORPORATION                                                                                   2,479,268
        1,586  KKR FINANCIAL CORPORATION                                                                                     11,086
       84,307  KOC HOLDING AS+                                                                                              250,768
       85,131  LASALLE HOTEL PROPERTIES                                                                                   1,652,393
       14,671  LG CORPORATION                                                                                               771,559
       26,000  LION DIVERSIFIED HOLDINGS BHD+                                                                                 3,436
       41,757  MACERICH COMPANY                                                                                           1,488,219
       35,265  MACK-CALI REALTY CORPORATION                                                                               1,182,788
      135,187  MACQUARIE INFRASTRUCTURE GROUP                                                                               136,299
        3,300  MATSUMOTOKIYOSHI HOLDINGS COMPANY LIMITED                                                                     72,578
       21,144  MEDIOBANCA SPA+                                                                                              223,128
       84,000  MELCO INTERNATIONAL DEVELOPMENT LIMITED                                                                       33,980
      363,080  MFA MORTGAGE INVESTMENTS INCORPORATED<<                                                                    2,628,699
       33,456  MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                             1,737,705
       10,202  MIGDAL INSURANCE & FINANCIAL HOLDING LIMITED+                                                                 20,382
       16,517  MITIE GROUP                                                                                                   56,994
      222,700  MULPHA INTERNATIONAL BHD+                                                                                     27,466

                   Wells Fargo Advantage Master Portfolios 161


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
       85,370  MULTI-PURPOSE HOLDINGS BHD                                                                           $        48,382
       30,547  MURRAY & ROBERTS HOLDINGS LIMITED                                                                            152,686
      110,654  NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                                  2,348,078
        1,128  NATIONALE A PORTEFEUILLE                                                                                      56,323
           11  NIPPON ACCOMMODATIONS FUND INCORPORATED                                                                       57,077
       30,500  NOMURA HOLDINGS INCORPORATED ADR                                                                             225,090
          742  NPIL RESEARCH & DEVELOPMEN+                                                                                    1,254
       46,666  NWS HOLDINGS LIMITED                                                                                          79,238
           14  PACIFIC GOLF GROUP INTERNATIONAL                                                                              10,290
       36,488  PAMPA CALICHERA                                                                                               59,452
        2,020  PARGESA HOLDING SA                                                                                           158,234
       74,800  PLUM CREEK TIMBER COMPANY<<                                                                                2,672,604
      100,000  POLYTEC ASSET HOLDINGS LIMITED                                                                                20,098
       63,570  POST PROPERTIES INCORPORATED                                                                               1,223,087
        6,684  PREMIER INVESTMENTS LIMITED                                                                                   48,760
      210,239  PROLOGIS                                                                                                   2,709,981
       16,763  PUBLIC STORAGE INCORPORATED CLASS D                                                                        1,377,751
        4,600  RATOS AB B SHARES                                                                                            139,359
      140,024  REALTY INCORPORATEDOME CORPORATION<<                                                                       3,920,672
       34,960  REED ELSEVIER NV                                                                                             400,629
       41,549  REGENCY CENTERS CORPORATION<<                                                                              1,440,504
       46,618  REMGRO LIMITED                                                                                               543,298
        1,117  RHJ INTERNATIONAL+                                                                                             9,232
        1,889  SBI HOLDINGS INCORPORATED                                                                                    337,211
        5,739  SCHRODERS PLC                                                                                                104,660
       54,000  SHANGHAI INDUSTRIAL HOLDINGS LIMITED                                                                         232,010
       50,000  SHINKO SECURITIES COMPANY LIMITED                                                                            148,011
       22,187  SIEMENS INDIA LIMITED+                                                                                       329,280
       36,186  SIMON PROPERTY GROUP INCORPORATED                                                                          2,833,002
      318,599  SINO-OCEAN LAND HOLDINGS LIMITED                                                                             281,570
       46,040  SKY CITY ENTERTAINMENT GROUP LIMITED                                                                         102,872
       34,136  SL GREEN REALTY CORPORATION                                                                                1,742,984
       20,425  SM INVESTMENTS CORPORATION                                                                                   160,522
          862  SOFINA SA                                                                                                     75,037
       77,500  SOFTBANK CORPORATION                                                                                       2,029,855
           68  SONY FINANCIAL HOLDINGS INCORPORATED                                                                         198,080
       19,500  STELLA INTERNATIONAL                                                                                          40,245
        1,239  STX CORPORATION+                                                                                              17,625
      121,700  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                                                               3,912,153
       10,882  SUN HUNG KAI PROPERTIES LIMITED                                                                              149,954
        4,109  SUN INTERNATIONAL LIMITED                                                                                     48,952
      122,939  SUNSTONE HOTEL INVESTORS INCORPORATED                                                                      1,099,075
       82,500  SWIRE PACIFIC LIMITED B SHARES                                                                               174,307
       46,156  TANGER FACTORY OUTLET CENTERS INCORPORATED                                                                 1,923,321
       60,995  TAUBMAN CENTERS INCORPORATED<<                                                                             2,362,336
       26,000  TCC INTERNATIONAL HOLDINGS LIMITED+                                                                           10,283
       24,015  TEKFEN HOLDING AS+                                                                                            77,643
          200  THE ISRAEL CORPORATION LIMITED+                                                                              151,786
        7,000  TOKUSHU TOKAI HOLDINGS COMPANY LIMITED                                                                        17,964
       19,500  TOP GLOVE CORPORATION BHD                                                                                     64,819
       72,824  UDR INCORPORATED                                                                                           1,223,443
      216,000  UNITED ENERGY GROUP LIMITED+                                                                                  15,027
       25,000  VALUE PARTNERS GROUP LIMITED                                                                                  17,940
       69,969  VENTAS INCORPORATED                                                                                        3,091,930
      569,000  WANT WANT CHINA HOLDINGS LIMITED                                                                             373,120
       11,190  WASHINGTON H SOUL PATTINSON & COMPANY LIMITED                                                                129,969

                   162 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
       53,843  WEINGARTEN REALTY INVESTORS                                                                          $     1,108,627
        1,564  WENDEL INVESTISSEMENT                                                                                         87,602
       66,000  WHEELOCK & COMPANY                                                                                           184,936
       22,700  WOORI FINANCE HOLDINGS COMPANY LIMITED+                                                                      255,397
       21,000  YAMAGUCHI FINANCIAL GROUP                                                                                    229,985
       10,000  ZELAN BHD+                                                                                                     1,865
                                                                                                                        112,236,083
                                                                                                                    ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.34%
        6,650  AMER SPORTS OYJ                                                                                               73,436
      116,200  BED BATH & BEYOND INCORPORATED+                                                                            4,835,082
       43,000  BEST BUY COMPANY INCORPORATED                                                                              1,569,500
        8,000  BEST DENKI COMPANY LIMITED                                                                                    19,089
       22,153  CARPHONE WAREHOUSE PLC                                                                                        62,626
        1,820  FOURLIS HOLDINGS SA                                                                                           20,073
       10,092  GALIFORM PLC                                                                                                  12,541
        9,019  GAME GROUP PLC                                                                                                11,277
        7,200  HOSHIZAKI ELECTRIC COMPANY LIMITED                                                                            98,869
        8,533  JB HI-FI LIMITED                                                                                             148,969
        8,526  JD GROUP LIMITED                                                                                              47,253
        2,000  JOSHIN DENKI COMPANY LIMITED                                                                                  17,874
        3,600  K'S HOLDINGS CORPORATION+                                                                                    105,919
       21,336  KESA ELECTRICALS PLC                                                                                          37,250
        1,400  NAFCO COMPANY LIMITED                                                                                         26,111
        3,950  NITORI COMPANY LIMITED                                                                                       316,551
       55,908  RADIOSHACK CORPORATION                                                                                     1,093,560
        4,800  SHIMACHU COMPANY LIMITED                                                                                     101,408
        1,292  SOCIETE BIC SA                                                                                                91,481
       24,000  TOTO LIMITED                                                                                                 159,649
      126,766  WILLIAMS-SONOMA INCORPORATED                                                                               2,720,398
        1,800  XEBIO COMPANY LIMITED                                                                                         34,584
        8,110  YAMADA DENKI COMPANY LIMITED                                                                                 565,952
       14,900  YAMAHA CORPORATION                                                                                           176,429
                                                                                                                         12,345,881
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.30%
        7,625  ACCOR SA                                                                                                     385,661
        6,000  ASSOCIATED INTERNATIONAL HOTELS+                                                                              12,893
       13,000  BANYAN TREE HOLDINGS LIMITED+                                                                                  6,381
       71,568  BOYD GAMING CORPORATION+<<                                                                                   546,780
       16,982  EGYPTIAN FOR TOURISM RESORTS+                                                                                  7,022
       33,373  EIH LIMITED                                                                                                   87,911
        6,620  FORMOSA INTERNATIONAL HOTELS CORPORATION                                                                      70,179
        2,000  FUJITA KANKO INCORPORATED                                                                                      8,036
       39,216  GAYLORD ENTERTAINMENT COMPANY+                                                                               882,752
       63,340  HONGKONG & SHANGHAI HOTELS LIMITED                                                                            88,456
        6,000  HOTEL PROPERTIES LIMITED                                                                                       8,409
        1,450  IMPERIAL HOTEL LIMITED                                                                                        26,603
       66,498  INDIAN HOTELS COMPANY LIMITED                                                                                129,232
       10,193  INTERCONTINENTAL HOTELS GROUP PLC                                                                            142,989
        5,779  MILLENNIUM & COPTHORNE HOTELS PLC                                                                             36,895
       95,700  MINOR INTERNATIONAL PCL ADR                                                                                   30,680
        1,660  NH HOTELES SA+                                                                                                 7,391
        5,985  ORASCOM HOTELS & DEVELOPMENT+(a)                                                                              21,182
        2,450  ORBIS SA                                                                                                      28,617

                   Wells Fargo Advantage Master Portfolios 163


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES (continued)
      123,189  ORIENT EXPRESS HOTELS LIMITED CLASS A+                                                               $     1,408,050
      126,000  SHANGRI-LA ASIA LIMITED                                                                                      209,401
       14,932  SINO HOTELS HOLDINGS LIMITED                                                                                   4,425
      110,000  SJM HOLDINGS LIMITED                                                                                          57,110
       79,101  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                           3,061,209
       24,735  TUI TRAVEL PLC                                                                                               103,417
        3,600  UNITED PLANTATIONS BHD                                                                                        14,419
       41,992  VAIL RESORTS INCORPORATED+                                                                                 1,512,132
       79,842  WYNDHAM WORLDWIDE CORPORATION                                                                              1,835,568
                                                                                                                         10,733,800
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.00%
       60,500  3M COMPANY                                                                                                 4,849,075
       83,500  A-MAX HOLDINGS LIMITED+                                                                                        1,796
       46,092  ADVANTECH COMPANY LIMITED                                                                                     93,269
        2,700  AIDA ENGINEERING LIMITED                                                                                       8,965
       10,207  ALSTOM RGPT                                                                                                  653,154
       30,000  AMADA COMPANY LIMITED                                                                                        224,886
        1,797  ANDRITZ AG                                                                                                   102,035
      110,088  APPLE INCORPORATED+                                                                                       22,526,207
        5,000  ASAHI DIAMOND INDUSTRIAL COMPANY LIMITED                                                                      37,537
       21,742  ASML HOLDING NV                                                                                              666,409
       18,227  ASTEC INDUSTRIES INCORPORATED+                                                                               442,734
       33,788  ATLAS COPCO AB CLASS A                                                                                       478,163
       15,438  ATLAS COPCO AB CLASS B                                                                                       199,206
    5,945,000  BAKRIE & BROTHERS PT+                                                                                         49,037
        4,008  BANK HANDLOWY W WARSZAWIE SA                                                                                 101,020
      168,032  BENQ CORPORATION+                                                                                             80,683
       27,000  BLACK & DECKER CORPORATION                                                                                 1,956,690
       22,125  BLACK BOX CORPORATION                                                                                        640,076
          826  BNK PETROLEUM INCORPORATED+                                                                                    1,570
          150  BOBST GROUP AG                                                                                                 5,201
       67,149  BRIGGS & STRATTON CORPORATION                                                                              1,175,779
      186,074  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                               1,082,951
          256  BUCHER INDUSTRIES AG                                                                                          30,265
       33,211  BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                                 2,077,680
      107,438  CAMERON INTERNATIONAL CORPORATION+                                                                         4,418,925
        3,700  CANON FINETECH INCORPORATED                                                                                   57,929
       22,000  CASIO COMPUTER COMPANY LIMITED                                                                               164,916
       58,614  CATCHER TECHNOLOGY COMPANY LIMITED                                                                           119,704
        6,000  CHEN HSONG HOLDINGS                                                                                            2,002
       54,302  CHICONY ELECTRONICS COMPANY LIMITED                                                                          132,231
      150,000  CHINA INFRASTRUCTURE MACHINERY HOLDINGS LIMITED                                                               95,270
        3,000  CHUGAI RO COMPANY LIMITED                                                                                      8,205
        5,000  CKD CORPORATION                                                                                               38,381
       65,586  CLEVO COMPANY+                                                                                               123,105
      457,201  COMPAL ELECTRONIC INCORPORATED                                                                               655,741
        7,446  CRANE GROUP LIMITED                                                                                           56,054
       23,331  CROMPTON GREAVES LIMITED                                                                                     210,715
       79,677  CUMMINS INCORPORATED                                                                                       4,524,060
       11,943  CYBERTAN TECHNOLOGY INCORPORATED                                                                              15,584
       14,500  DAIFUKU COMPANY LIMITED                                                                                      107,389
        8,000  DAIHEN CORPORATION                                                                                            34,577
        2,333  DASSAULT SYSTEMES SA                                                                                         134,376
      241,531  DELTA ELECTRONICS INCORPORATED                                                                               704,128
          338  DEMAG CRANES AG                                                                                               11,138

                   164 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
       29,548  DIEBOLD INCORPORATED                                                                                 $       855,710
        2,400  DISCO CORPORATION                                                                                            132,095
        1,353  DISCOUNT INVESTMENT CORPORATION                                                                               34,192
       31,126  DONALDSON COMPANY INCORPORATED                                                                             1,284,259
        6,317  DOOSAN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                                       475,450
        9,560  DOOSAN INFRACORE COMPANY LIMITED+                                                                            153,715
       35,126  DRESSER RAND GROUP INCORPORATED+                                                                           1,085,745
       34,975  DRIL-QUIP INCORPORATED+                                                                                    1,913,832
       34,000  EBARA CORPORATION                                                                                            162,260
      251,820  EMC CORPORATION+                                                                                           4,404,332
      106,956  EMULEX CORPORATION+                                                                                        1,358,341
       24,783  FLOWSERVE CORPORATION                                                                                      2,480,530
       54,986  FMC TECHNOLOGIES INCORPORATED+                                                                             3,088,564
       90,000  FONG'S INDUSTRIES COMPANY LIMITED                                                                             39,422
       97,312  FOXCONN TECHNOLOGY COMPANY LIMITED                                                                           344,373
       61,000  FUJI ELECTRIC HOLDINGS COMPANY LIMITED                                                                       142,811
       52,000  FUJI HEAVY INDUSTRIES LIMITED                                                                                237,042
        3,700  FUJI MACHINE MANUFACTURING COMPANY LIMITED                                                                    59,761
      188,000  FUJITSU LIMITED                                                                                            1,220,958
       61,000  FURUKAWA COMPANY LIMITED                                                                                      67,972
       72,020  GAMESTOP CORPORATION CLASS A+<<                                                                            1,238,744
          689  GILDEMEISTER AG                                                                                                8,894
       27,036  GRACO INCORPORATED                                                                                           741,057
      293,715  HEWLETT-PACKARD COMPANY                                                                                   14,917,785
        8,400  HEXAGON AB                                                                                                   112,808
       86,138  HIGH TECH COMPUTER CORPORATION                                                                               870,176
        1,000  HISAKA WORKS LIMITED                                                                                           9,342
        5,000  HITACHI KOKI COMPANY LIMITED                                                                                  52,170
        4,000  HOSOKAWA MICRON CORPORATION                                                                                   14,812
        6,803  HYUNDAI DEVELOPMENT COMPANY                                                                                  195,896
       93,550  IDEX CORPORATION                                                                                           2,900,050
      163,746  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               20,821,941
      275,024  INVENTEC COMPANY LIMITED                                                                                     150,493
       22,000  ISEKI & COMPANY LIMITED                                                                                       64,134
        8,106  IT HOLDINGS CORPORATION+                                                                                      90,599
       32,000  JAPAN STEEL WORKS                                                                                            366,301
      145,500  JOHNSON ELECTRIC HOLDINGS LIMITED                                                                             74,417
       44,783  JOY GLOBAL INCORPORATED                                                                                    2,274,976
       38,519  KAYDON CORPORATION                                                                                         1,251,868
        2,500  KCI KONECRANES OYJ                                                                                            68,695
        9,000  KITZ CORPORATION                                                                                              46,699
       88,030  KOMATSU LIMITED                                                                                            1,767,635
        4,000  KOMORI CORPORATION                                                                                            44,752
        7,700  KONAMI CORPORATION                                                                                           144,389
      116,865  KUBOTA CORPORATION                                                                                         1,028,628
       55,578  LAM RESEARCH CORPORATION+                                                                                  1,884,650
       20,594  LARSEN & TOUBRO LIMITED                                                                                      704,315
       60,579  LENNOX INTERNATIONAL INCORPORATED                                                                          2,556,434
      596,000  LENOVO GROUP LIMITED                                                                                         387,753
       35,300  LEXMARK INTERNATIONAL INCORPORATED+                                                                        1,189,963
       25,630  LG PHILLIPS LCD COMPANY LIMITED+                                                                             764,547
      235,375  LITE-ON TECHNOLOGY CORPORATION                                                                               303,094
        2,251  MAHARASHTRA SEAMLESS LIMITED                                                                                  17,347
       11,000  MAKINO MILLING MACHINE COMPANY LIMITED                                                                        56,582
       12,301  MAKITA CORPORATION                                                                                           393,903

                   Wells Fargo Advantage Master Portfolios 165


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
        4,523  MAN AG                                                                                               $       323,396
      174,348  MANITOWOC COMPANY INCORPORATED                                                                             2,032,898
        1,000  MARUYAMA MANUFACTURING COMPANY INCORPORATED                                                                    1,711
        2,000  MAX COMPANY LIMITED                                                                                           20,913
       72,300  MEDIA PRIMA BHD                                                                                               40,762
       20,000  MEIDENSHA CORPORATION                                                                                         88,469
        3,000  MEITEC CORPORATION                                                                                            54,905
        2,000  MELCO HOLDINGS INCORPORATED                                                                                   51,776
        4,985  METSO OYJ                                                                                                    154,559
       92,369  MICROS SYSTEMS INCORPORATED+                                                                               2,774,765
        6,500  MISUMI GROUP INCORPORATED                                                                                    120,789
       26,285  MISYS PLC                                                                                                     91,301
       90,131  MITAC INTERNATIONAL CORPORATION                                                                               38,781
      206,000  MITSUBISHI ELECTRIC CORPORATION                                                                            1,690,292
      305,000  MITSUBISHI HEAVY INDUSTRIES LIMITED                                                                        1,132,872
        6,300  MITSUI HIGH-TEC INCORPORATED+                                                                                 50,062
        3,000  MIURA COMPANY LIMITED                                                                                         78,980
          500  MODEC INCORPORATED                                                                                             8,914
        8,500  MORI SEIKI COMPANY LIMITED                                                                                    90,028
       10,000  NABTESCO CORPORATION                                                                                         125,725
       35,000  NACHI-FUJIKOSHI CORPORATION                                                                                   98,880
       52,380  NATIONAL OILWELL VARCO INCORPORATED                                                                        2,276,959
          149  NEC CORPORATION ADR                                                                                              414
        1,418  NEOPOST SA<<                                                                                                 115,019
          900  NETUREN COMPANY LIMITED                                                                                        5,359
       10,500  NIDEC CORPORATION                                                                                          1,019,922
        6,000  NIPPON THOMPSON COMPANY LIMITED                                                                               38,494
          700  NITTO KOHKI COMPANY LIMITED                                                                                   15,395
       17,300  NOMURA RESEARCH INSTITUTE LIMITED                                                                            379,512
       35,419  NORDSON CORPORATION                                                                                        2,330,570
       42,000  NTN CORPORATION                                                                                              174,439
       97,502  NUANCE COMMUNICATIONS INCORPORATED+                                                                        1,403,054
        2,380  OILES CORPORATION                                                                                             37,343
        1,500  OKAYA & COMPANY LIMITED                                                                                       14,722
       15,000  OKUMA CORPORATION                                                                                             89,144
        1,000  ORGANO CORPORATION                                                                                             6,179
        3,095  ORMAT INDUSTRIES                                                                                              25,405
        9,500  OSG CORPORATION                                                                                               95,380
        2,063  OUTOTEC OYJ                                                                                                   59,777
      173,307  PALM INCORPORATED+<<                                                                                       1,057,173
       71,100  PARKER HANNIFIN CORPORATION                                                                                4,288,041
          956  PASON SYSTEMS INCORPORATED                                                                                    11,721
       43,937  PENTAIR INCORPORATED                                                                                       1,430,589
       95,900  PITNEY BOWES INCORPORATED                                                                                  2,196,110
        3,061  PRAKTIKER BAU- UND HEIMWERKERMAERKTE AG                                                                       25,879
        1,108  RAMIRENT OYJ+                                                                                                 10,078
        1,852  RHEINMETALL BERLIN                                                                                           115,976
       70,565  RICOH COMPANY LIMITED                                                                                        979,308
           44  RIETER HOLDING AG                                                                                             10,895
        3,700  RISO KAGAKU CORPORATION                                                                                       36,773
      272,159  RITEK CORPORATION+                                                                                            67,631
        8,000  RYOBI LIMITED                                                                                                 25,122
       51,761  SAGE GROUP PLC                                                                                               186,895
      147,000  SANYO ELECTRIC COMPANY LIMITED+                                                                              248,185
        1,100  SATO CORPORATION                                                                                              13,582
        1,005  SCHINDLER HOLDING SA                                                                                          79,754

                   166 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
       77,256  SCIENTIFIC GAMES CORPORATION CLASS A+                                                                $     1,304,854
      221,233  SEAGATE TECHNOLOGY HOLDINGS                                                                                4,404,749
       13,200  SEIKO EPSON CORPORATION                                                                                      223,454
       44,000  SHIHLIN ELECTRIC                                                                                              52,406
        2,500  SHIMA SEIKI MANUFACTURING LIMITED                                                                             48,540
       38,800  SIMPLETECH INCORPORATED+<<                                                                                   398,864
        1,900  SINTOKOGIO LIMITED                                                                                            13,687
          976  SKF AB                                                                                                        15,386
        6,100  SMC CORPORATION                                                                                              761,427
       97,376  SMITH INTERNATIONAL INCORPORATED                                                                           3,991,442
      257,600  SONUS NETWORKS INCORPORATED+                                                                                 548,688
        3,670  SPIRAX-SARCO ENGINEERING PLC                                                                                  71,069
       21,600  SPX CORPORATION                                                                                            1,284,984
       37,330  STANLEY WORKS<<                                                                                            2,137,143
       48,000  SUMITOMO HEAVY INDUSTRIES LIMITED                                                                            248,523
       89,769  SUZLON ENERGY LIMITED+                                                                                       139,896
        9,000  TADANO LIMITED                                                                                                42,546
       11,300  TDK CORPORATION                                                                                              696,989
       89,000  TECHTRONIC INDUSTRIES COMPANY                                                                                 68,107
        2,505  THERMAX INDIA LIMITED                                                                                         32,081
       10,200  THK COMPANY LIMITED                                                                                          197,582
       34,763  TIMKEN COMPANY                                                                                               911,833
        1,200  TORI HOLDINGS COMPANY LIMITED                                                                                    378
       40,105  TORO COMPANY                                                                                               1,765,422
       10,000  TOSHIBA MACHINE COMPANY LIMITED                                                                               40,295
        6,000  TOYO KANETSU K K                                                                                              11,751
      122,000  TPV TECHNOLOGY LIMITED                                                                                        81,730
       11,000  TSUBAKIMOTO CHAIN COMPANY                                                                                     46,924
        2,000  UCHIDA YOKO COMPANY LIMITED                                                                                    6,281
          500  UNION TOOL COMPANY                                                                                            14,069
      163,083  UNITED TRACTORS TBK PT                                                                                       299,612
       54,476  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                       2,667,690
       32,235  WATSCO INCORPORATED                                                                                        1,864,472
        1,542  WINCOR NIXDORF AG                                                                                            104,532
      212,566  WISTRON CORPORATION                                                                                          364,522
       66,356  WOODWARD GOVERNOR COMPANY                                                                                  1,910,389
        2,900  YAMAZEN CORPORATION                                                                                           10,902
      114,845  YIEH PHUI ENTERPRISE                                                                                          42,253
        5,698  ZARDOYA-OTIS SA                                                                                              103,578
       26,215  ZEBRA TECHNOLOGIES CORPORATION+                                                                              748,963
                                                                                                                        181,775,621
                                                                                                                    ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.48%
       20,704  ALLIANZ AG                                                                                                 2,390,648
       43,758  ARTHUR J. GALLAGHER & COMPANY                                                                              1,038,377
        1,978  BALOISE HOLDING AG                                                                                           170,135
       26,836  BEAZLEY PLC                                                                                                   46,157
        1,000  D CARNEGIE & COMPANY AB+(a)                                                                                    2,497
        2,305  GRUPO CATALANA OCCIDENTE SA                                                                                   47,173
          438  HAREL INSURANCE INVESTMENTS & FINANCES LIMITED+                                                               22,462
       76,077  HUMANA INCORPORATED+                                                                                       3,600,724
        4,079  JARDINE LLOYD THOMPSON GROUP PLC                                                                              30,750
      322,616  LEGAL & GENERAL GROUP PLC                                                                                    379,520
       48,109  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                    1,117,091
       12,600  MATSUI SECURITIES COMPANY LIMITED                                                                             84,525
       71,600  MILLEA HOLDINGS INCORPORATED                                                                               2,018,774

                   Wells Fargo Advantage Master Portfolios 167


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
INSURANCE AGENTS, BROKERS & SERVICE (continued)
       97,474  QBE INSURANCE GROUP LIMITED                                                                          $     1,869,423
      102,337  STANDARD LIFE PLC                                                                                            304,909
       37,000  TOKYO TATEMONO COMPANY LIMITED                                                                               130,351
      256,767  TURKIYE GARANTI BANKASI AS                                                                                   946,377
       36,511  UNIPOL SPA                                                                                                    40,692
      149,053  UNUM GROUP                                                                                                 3,101,793
        1,746  WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG                                                                 84,138
                                                                                                                         17,426,516
                                                                                                                    ---------------
INSURANCE CARRIERS: 3.67%
       30,630  ACE LIMITED                                                                                                1,531,194
        7,805  ADMIRAL GROUP PLC                                                                                            147,573
       65,825  AEGON NV                                                                                                     414,990
       40,200  AETNA INCORPORATED                                                                                         1,205,598
       44,800  AFLAC INCORPORATED                                                                                         2,215,360
       41,000  AIOI INSURANCE COMPANY LIMITED                                                                               200,743
       15,670  AKSIGORTA AS                                                                                                  16,009
            5  ALLIANZ AG ADR                                                                                                    58
       18,128  ALLIED WORLD ASSURANCE HOLDINGS                                                                              835,701
       49,327  ALLSTATE CORPORATION                                                                                       1,541,469
          127  AMB GENERALI HOLDING AG                                                                                       14,664
       34,801  AMERICAN FINANCIAL GROUP INCORPORATED                                                                        900,302
       61,403  AMERIGROUP CORPORATION+                                                                                    1,613,671
       23,157  AMLIN PLC                                                                                                    139,403
      183,075  AMP LIMITED                                                                                                  974,587
       25,043  ARCH CAPITAL GROUP LIMITED+                                                                                1,852,681
       39,905  ARGO GROUP INTERNATIONAL HOLDINGS LIMITED                                                                  1,110,556
       59,144  ASSICURAZIONI GENERALI SPA                                                                                 1,341,687
       52,712  ASSURANT INCORPORATED                                                                                      1,608,770
       56,398  ASSURED GUARANTY LIMITED                                                                                   1,189,998
      132,612  AVIVA PLC                                                                                                    789,213
       92,164  AXA ASIA PACIFIC HOLDINGS LIMITED                                                                            532,753
       85,484  AXA SA                                                                                                     1,720,964
       63,922  AXIS CAPITAL HOLDINGS LIMITED                                                                              2,010,347
       65,195  BANK OF CYPRUS PUBLIC COMPANY LIMITED                                                                        387,049
       50,418  BROWN & BROWN INCORPORATED                                                                                   846,014
       16,460  CATLIN GROUP LIMITED                                                                                          87,015
       66,000  CHINA INSURANCE INTERNATIONAL HOLDINGS COMPANY LIMITED                                                       204,917
      137,176  CHINA LIFE INSURANCE COMPANY+                                                                                 92,171
      819,000  CHINA LIFE INSURANCE COMPANY LIMITED CLASS H                                                               3,634,889
       33,136  CHUBB CORPORATION                                                                                          1,672,043
      123,580  CIGNA CORPORATION                                                                                          4,233,851
       67,934  CINCINNATI FINANCIAL CORPORATION<<                                                                         1,827,425
        1,379  CNP ASSURANCES                                                                                               123,666
       62,103  DELPHI FINANCIAL GROUP CLASS A                                                                             1,324,657
       18,723  DISCOVERY HOLDINGS LIMITED                                                                                    81,487
        5,030  DONGBU INSURANCE COMPANY LIMITED                                                                             136,602
       22,978  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                         883,734
       13,890  ERIE INDEMNITY COMPANY                                                                                       550,322
          728  EULER HERMES SA                                                                                               51,913
       26,467  EVEREST REINSURANCE GROUP LIMITED                                                                          2,260,811
          424  FBD HOLDINGS PLC                                                                                               3,310
      103,103  FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                                 1,469,218
       56,318  FIRST AMERICAN CORPORATION                                                                                 1,815,129
        1,309  FONDIARIA-SAI SPA                                                                                             13,306
        1,751  FONDIARIA-SAI SPA                                                                                             25,464

                   168 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
INSURANCE CARRIERS (continued)
        6,000  FUJI FIRE & MARINE INSURANCE COMPANY LIMITED                                                         $         6,348
      221,317  GENWORTH FINANCIAL INCORPORATED+                                                                           3,527,793
        6,000  GREAT EASTERN HOLDINGS LIMITED                                                                                60,098
       12,600  GREAT-WEST LIFECO INCORPORATED                                                                               324,161
        2,795  HANNOVER RUECKVERSICHERUNG AG                                                                                125,192
      175,282  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                             4,271,622
       50,160  HCC INSURANCE HOLDINGS INCORPORATED                                                                        1,399,464
       46,700  HEALTH NET INCORPORATED+                                                                                   1,078,303
          249  HELVETIA HOLDING AG                                                                                           79,040
       49,092  HORACE MANN EDUCATORS CORPORATION                                                                            659,796
        8,230  HYUNDAI MARINE & FIRE INSURANCE COMPANY LIMITED                                                              134,104
        3,839  INDUSTRIAL ALLIANCE INSURANCE & FINANCIAL SERVICES INCORPORATED                                              121,022
      157,871  INSURANCE AUSTRALIA GROUP LIMITED                                                                            558,862
        3,775  INTACT FINANCIAL CORPORATION                                                                                 151,474
       10,576  KOREA REINSURANCE COMPANY                                                                                     95,739
       85,263  LEUCADIA NATIONAL CORPORATION+                                                                             2,024,144
       24,831  LIBERTY HOLDINGS LIMITED+                                                                                    225,915
      134,260  LINCOLN NATIONAL CORPORATION                                                                               3,380,667
       83,100  MANULIFE FINANCIAL CORPORATION<<                                                                           1,525,053
       27,843  MAPFRE SA                                                                                                    100,278
        4,330  MARKEL CORPORATION+                                                                                        1,527,408
       63,971  MAX CAPITAL GROUP LIMITED                                                                                  1,544,260
      217,105  MBIA INCORPORATED+                                                                                         1,046,446
        9,857  MEDIOLANUM SPA                                                                                                55,835
       11,535  MERCURY GENERAL CORPORATION                                                                                  473,627
        1,194  MERITZ FIRE MARINE INSURANCE                                                                                   7,720
       55,826  METLIFE INCORPORATED                                                                                       2,031,508
      163,839  MGIC INVESTMENT CORPORATION+<<                                                                             1,255,007
        8,878  MILANO ASSICURAZIONI SPA                                                                                      23,633
       38,500  MITSUI SUMITOMO INSURANCE GROUP HOLDINGS INCORPORATED                                                        987,579
      104,458  MONTPELIER RE HOLDINGS LIMITED                                                                             1,853,085
        8,796  MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG                                                              1,361,195
       61,000  NIPPONKOA INSURANCE COMPANY LIMITED                                                                          374,191
       25,000  NISSAY DOWA GENERAL INSURANCE COMPANY LIMITED                                                                121,841
      234,650  OLD MUTUAL PLC                                                                                               405,739
      101,485  OLD REPUBLIC INTERNATIONAL CORPORATION                                                                     1,145,766
       28,094  PARTNERRE LIMITED                                                                                          2,236,563
      244,000  PICC PROPERTY & CASUALTY COMPANY LIMITED                                                                     220,671
      160,500  PING AN INSURANCE GROUP COMPANY OF CHINA LIMITED                                                           1,224,094
       16,700  POWER CORPORATION OF CANADA                                                                                  461,385
       10,500  POWER FINANCIAL CORPORATION                                                                                  309,751
      137,297  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                     3,186,663
       38,355  PROASSURANCE CORPORATION+                                                                                  2,045,089
       58,400  PROGRESSIVE CORPORATION                                                                                    1,001,560
      114,927  PROTECTIVE LIFE CORPORATION<<                                                                              2,110,060
       42,462  PRUDENTIAL FINANCIAL INCORPORATED                                                                          2,225,433
      119,327  PRUDENTIAL PLC                                                                                             1,096,247
       22,495  RLI CORPORATION                                                                                            1,198,759
      154,195  ROYAL & SUN ALLIANCE INSURANCE GROUP PLC                                                                     304,711
        4,531  SAMSUNG FIRE & MARINE INSURANCE COMPANY LIMITED                                                              720,725
      194,485  SANLAM LIMITED                                                                                               615,250
        6,775  SCOR REGROUPE                                                                                                165,546
       68,699  SELECTIVE INSURANCE GROUP INCORPORATED                                                                     1,113,611
        2,034  SOCIETA CATTOLICA DI ASSICURAZIONI - SOCIETA COOPERATIVA+                                                     60,626
       85,000  SOMPO JAPAN INSURANCE INCORPORATED                                                                           588,384

                   Wells Fargo Advantage Master Portfolios 169


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
INSURANCE CARRIERS (continued)
        7,786  ST. JAMES'S PLACE PLC                                                                                $        30,369
       65,345  STANCORP FINANCIAL GROUP INCORPORATED                                                                      2,808,528
       16,400  STOREBRAND ASA                                                                                               114,011
       27,800  SUN LIFE FINANCIAL INCORPORATED                                                                              792,625
        1,075  SWISS LIFE HOLDING                                                                                           135,495
       14,986  SWISS REINSURANCE                                                                                            673,516
       28,900  T&D HOLDINGS INCORPORATED                                                                                    624,223
       12,057  TAIWAN LIFE INSURANCE COMPANY LIMITED+                                                                        14,079
       50,271  THE TRAVELERS COMPANIES INCORPORATED                                                                       2,643,752
          650  TOPDANMARK AS+                                                                                                77,956
       36,987  TORCHMARK CORPORATION                                                                                      1,719,896
       30,246  TOWER AUSTRALIA GROUP LIMITED+                                                                                64,242
       44,831  TOWER GROUP INCORPORATED                                                                                   1,020,802
       25,564  TRANSATLANTIC HOLDING INCORPORATED                                                                         1,270,531
        1,268  TRYGVESTA A/S                                                                                                 82,684
      108,500  UNITEDHEALTH GROUP INCORPORATED                                                                            3,673,810
       59,442  UNITRIN INCORPORATED                                                                                       1,436,119
       41,067  VALIDUS HOLDINGS LIMITED                                                                                   1,149,465
       62,996  W.R. BERKLEY CORPORATION                                                                                   1,621,517
       48,940  WELLCARE HEALTH PLANS INCORPORATED+                                                                        1,306,698
       42,400  WELLPOINT INCORPORATED+                                                                                    2,623,288
       76,924  WILLIS GROUP HOLDINGS                                                                                      2,290,797
      154,044  XL CAPITAL LIMITED CLASS A                                                                                 2,814,384
        2,204  YAPI KREDI SIGORTA AS                                                                                         16,104
       50,617  ZENITH NATIONAL INSURANCE CORPORATION                                                                      1,928,002
        5,767  ZURICH FINANCIAL SERVICES AG                                                                               1,390,415
       12,540  ZURICH FINANCIAL SERVICES AG                                                                                 303,844
                                                                                                                        133,209,479
                                                                                                                    ---------------
INSURANCE COMPANIES: 0.05%
          900  FAIRFAX FINANCIAL HOLDINGS LIMITED                                                                           308,884
        2,500  INES CORPORATION                                                                                              17,615
       32,529  REINSURANCE GROUP OF AMERICA INCORPORATED                                                                  1,546,116
                                                                                                                          1,872,615
                                                                                                                    ---------------
INTERNET SOFTWARE: 0.02%
           12  M3 INCORPORATED                                                                                               44,572
        4,819  NHN CORPORATION+                                                                                             751,995
                                                                                                                            796,567
                                                                                                                    ---------------
INVESTMENT COMPANIES: 0.00%
          260  BB BIOTECH AG                                                                                                 17,850
       28,268  MARFIN INVESTMENT GROUP SA                                                                                    66,205
       83,628  RESOLUTION LIMITED                                                                                            92,130
                                                                                                                            176,185
                                                                                                                    ---------------
LEATHER & LEATHER PRODUCTS: 0.17%
      140,186  COACH INCORPORATED                                                                                         5,108,378
       58,558  TIMBERLAND COMPANY+                                                                                        1,082,737
                                                                                                                          6,191,115
                                                                                                                    ---------------
LEGAL SERVICES: 0.06%
       59,514  FTI CONSULTING INCORPORATED+                                                                               2,186,544
                                                                                                                    ---------------

                   170 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
LEISURE: 0.00%
      151,000  GENTING HONG KONG LIMITED+                                                                           $        28,402
                                                                                                                    ---------------
LEISURE, SPORTING & RECREATION: 0.00%
        1,319  BENETEAU SA                                                                                                   21,741
                                                                                                                    ---------------
LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION: 0.01%
       78,049  MACMAHON HOLDINGS LIMITED                                                                                     46,515
       24,000  TRANSPORT INTERNATIONAL HOLDINGS LIMITED                                                                      69,414
       81,663  TRANSURBAN GROUP                                                                                             383,497
                                                                                                                            499,426
                                                                                                                    ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.05%
       10,694  BABCOCK INTERNATIONAL GROUP                                                                                   85,852
      162,500  BARITO PACIFIC TBK PT+                                                                                        21,063
        1,859  CANFOR CORPORATION+                                                                                           15,000
      160,195  LOUISIANA-PACIFIC CORPORATION+                                                                             1,219,084
          694  PFLEIDERER AG                                                                                                  5,271
        7,576  SINO-FOREST CORPORATION+                                                                                     147,387
        1,176  TECNICAS REUNIDAS SA                                                                                          66,134
      149,257  TERRANOVA SA                                                                                                  21,051
        8,910  TRAVIS PERKINS PLC                                                                                            90,890
        1,275  WEST FRASER TIMBER COMPANY LIMITED                                                                            44,374
                                                                                                                          1,716,106
                                                                                                                    ---------------
MACHINE-DIVERSIFIED: 0.00%
        4,800  ATS AUTOMATION TOOLING SYSTEMS INCORPORATED+                                                                  31,340
                                                                                                                    ---------------
MANUFACTURING (SPECIALIZED): 0.00%
       40,000  ABILITY ENTERPRISE COMPANY LIMITED                                                                            65,477
                                                                                                                    ---------------
MANUFACTURING INDUSTRIES: 0.00%
        7,973  JAIN IRRIGATION SYSTEMS LIMITED                                                                              143,879
        3,100  SHIN-ETSU POLYMER COMPANY LIMITED                                                                             21,529
                                                                                                                            165,408
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.61%
        2,200  A&D COMPANY LIMITED                                                                                            8,221
        2,819  AGFA-GEVAERT NV                                                                                               24,835
       44,300  AGILENT TECHNOLOGIES INCORPORATED+                                                                         1,393,678
       38,504  ALLERGAN INCORPORATED                                                                                      2,249,789
       43,710  ARCELORMITTAL                                                                                              1,664,711
       31,093  ASPEN PHARMACARE HOLDINGS LIMITED                                                                            285,866
       30,597  BECKMAN COULTER INCORPORATED                                                                               2,005,939
       28,382  BECTON DICKINSON & COMPANY                                                                                 2,210,106
       21,798  BIO-RAD LABORATORIES INCORPORATED+                                                                         2,035,715
       26,000  BIOSENSORS INTERNATIONAL GROUP LIMITED+                                                                       15,722
      138,700  BOSTON SCIENTIFIC CORPORATION+                                                                             1,073,538
       64,414  CEPHEID INCORPORATED+                                                                                        972,651
        4,902  COCHLEAR LIMITED                                                                                             278,747
        1,105  COLOPLAST AS CLASS B                                                                                         125,550
        5,271  COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS+                                                                 126,607
       60,702  COOPER COMPANIES INCORPORATED                                                                              2,431,722
        2,700  COSEL COMPANY LIMITED+                                                                                        36,650
       42,994  CR BARD INCORPORATED                                                                                       3,602,037
       30,897  DANAHER CORPORATION                                                                                        2,285,451
       65,361  DENTSPLY INTERNATIONAL INCORPORATED                                                                        2,162,795

                   Wells Fargo Advantage Master Portfolios 171


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
      331,302  EASTMAN KODAK COMPANY<<                                                                              $     1,967,934
          816  ELBIT IMAGING LIMITED+                                                                                        19,135
        4,123  ELEKTA AB CLASS B                                                                                            104,090
       28,730  ESCO TECHNOLOGIES INCORPORATED                                                                               939,758
        3,600  ESPEC CORPORATION                                                                                             24,028
        9,711  ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE                                                              585,712
       34,568  ESTERLINE TECHNOLOGIES CORPORATION+                                                                        1,422,473
       48,512  FISHER & PAYKEL HEALTHCARE CORPORATION                                                                       115,170
       66,220  FLIR SYSTEMS INCORPORATED+                                                                                 1,775,358
       57,204  FORMFACTOR INCORPORATED+                                                                                     941,006
       54,706  FOSSIL INCORPORATED+                                                                                       1,983,093
       45,400  FUJIFILM HOLDINGS CORPORATION                                                                              1,444,093
        1,200  FUKUDA DENSHI COMPANY LIMITED                                                                                 29,377
        7,644  GETINGE AB                                                                                                   176,257
       40,000  GOLDEN MEDITECH COMPANY LIMITED                                                                                8,091
       29,766  HAEMONETICS CORPORATION+                                                                                   1,592,183
       15,334  HALMA PLC                                                                                                     58,266
          900  HIOKI EE CORPORATION                                                                                          15,955
        1,100  HOGY MEDICAL COMPANY LIMITED                                                                                  56,086
      114,125  HOLOGIC INCORPORATED+                                                                                      1,968,656
       16,842  INTUITIVE SURGICAL INCORPORATED+<<                                                                         5,846,532
       46,367  ITRON INCORPORATED+                                                                                        3,104,271
       46,500  KONICA MINOLTA HOLDINGS INCORPORATED                                                                         480,989
        4,244  LARGAN PRECISION COMPANY LIMITED                                                                              54,716
        5,914  LUXOTTICA GROUP SPA                                                                                          154,614
       60,235  MASIMO CORPORATION                                                                                         1,667,907
      138,823  MEDTRONIC INCORPORATED                                                                                     6,024,918
       14,794  METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                                 1,470,672
       24,621  MILLIPORE CORPORATION+                                                                                     2,324,469
       11,000  MOCHIDA PHARMACEUTICAL COMPANY LIMITED                                                                       107,468
       71,045  NATIONAL INSTRUMENTS CORPORATION                                                                           2,246,443
        4,400  NIHON KOHDEN CORPORATION                                                                                      76,169
       37,700  NIKON CORPORATION                                                                                            829,574
        4,600  NIPRO CORPORATION                                                                                             90,452
       19,200  OLYMPUS CORPORATION                                                                                          592,997
        5,932  OLYMPUS CORPORATION ADR                                                                                      181,282
       13,600  ORBOTECH LIMITED+                                                                                            122,400
        4,268  ORION OYJ                                                                                                     94,670
        5,000  OSAKI ELECTRIC COMPANY LIMITED                                                                                42,827
       69,000  OSIM INTERNATIONAL LIMITED                                                                                    36,814
          800  PARAMOUNT BED COMPANY LIMITED                                                                                 16,235
        3,500  PARIS MIKI INCORPORATED                                                                                       29,822
       22,924  PHARMAXIS LIMITED+                                                                                            52,799
        1,821  PHONAK HOLDING AG                                                                                            227,148
       33,526  RESMED INCORPORATED+                                                                                       1,913,664
       39,829  ROPER INDUSTRIES INCORPORATED<<                                                                            2,208,120
       21,000  SHIMADZU CORPORATION                                                                                         156,947
       14,168  SILEX SYSTEMS LIMITED+                                                                                        72,502
        9,655  SSL INTERNATIONAL PLC                                                                                        108,795
       41,806  ST. JUDE MEDICAL INCORPORATED+                                                                             1,597,825
       62,590  STERIS CORPORATION                                                                                         1,978,470
          396  STRAUMANN HOLDING AG                                                                                          96,581
       38,208  STRYKER CORPORATION                                                                                        2,028,845
          600  TAMRON COMPANY LIMITED                                                                                         8,712
          201  TECAN GROUP AG                                                                                                13,939
       43,463  TECHNE CORPORATION                                                                                         2,778,155

                  172 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
       41,584  TELEDYNE TECHNOLOGIES INCORPORATED+<<                                                                $     1,566,469
      231,108  TERADYNE INCORPORATED+                                                                                     2,308,769
       17,300  TERUMO CORPORATION                                                                                           938,556
        5,000  TGS NOPEC GEOPHYSICAL COMPANY ASA                                                                             95,698
       51,000  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                     2,487,270
       65,007  THORATEC CORPORATION+                                                                                      1,875,452
        2,574  TITAN INDUSTRIES LIMITED                                                                                      97,492
        3,200  TOA MEDICAL ELECTRONICS COMPANY                                                                              190,174
        1,900  TOKYO SEIMITSU COMPANY LIMITED                                                                                26,860
        6,200  TOPCON CORPORATION                                                                                            29,519
       53,032  TRIMBLE NAVIGATION LIMITED+                                                                                1,424,970
       10,600  USHIO INCORPORATED                                                                                           171,686
       33,574  VARIAN INCORPORATED+                                                                                       1,735,104
       42,165  WATERS CORPORATION+                                                                                        2,515,564
          696  WILLIAM DEMANT HOLDING+                                                                                       49,663
        6,000  YAMATAKE CORPORATION                                                                                         140,739
                                                                                                                         94,709,779
                                                                                                                    ---------------
MEDIA: 0.00%
        4,800  BERJAYA MEDIA BHD+                                                                                             1,121
                                                                                                                    ---------------
MEDIA - COMMUNICATION: 0.11%
      121,700  BEC WORLD PCL                                                                                                 84,654
      118,928  DIRECTV+                                                                                                   4,025,713
                                                                                                                          4,110,367
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.08%
       40,461  INVACARE CORPORATION                                                                                       1,103,776
       42,813  NUVASIVE INCORPORATED+                                                                                     1,710,379
                                                                                                                          2,814,155
                                                                                                                    ---------------
MEDICAL MANAGEMENT SERVICES: 0.04%
       66,217  COVENTRY HEALTH CARE INCORPORATED+                                                                         1,534,910
                                                                                                                    ---------------
MEDICAL PRODUCTS: 0.17%
       75,700  BAXTER INTERNATIONAL INCORPORATED                                                                          4,309,601
       55,914  ILLUMINA INCORPORATED+                                                                                     2,030,796
                                                                                                                          6,340,397
                                                                                                                    ---------------
MEMBERSHIP ORGANIZATIONS: 0.32%
        9,700  AEON COMPANY M BHD                                                                                            14,099
          700  AEON DELIGHT COMPANY LIMITED                                                                                   9,581
        3,647  ARYZTA AG                                                                                                    136,646
        1,700  ASAHI HOLDINGS INCORPORATED                                                                                   26,406
        3,000  ASAHI ORGANIC CHEMICALS INDUSTRY COMPANY LIMITED                                                               6,990
        8,000  ATSUGI COMPANY LIMITED                                                                                        10,085
       66,576  BANCO SANTANDER BRASIL SA                                                                                    788,015
          313  BAYWA AG                                                                                                      11,614
          128  BERNER KANTONALBANK AG                                                                                        28,120
          300  C UYEMURA & COMPANY LIMITED                                                                                   10,704
      155,333  CALPINE CORPORATION+                                                                                       1,699,343
       53,000  CENT PATTANA PUBLIC COMPANY                                                                                   30,295
       11,882  CESC LIMITED                                                                                                  98,795
        7,702  CHARTER INTERNATIONAL PLC                                                                                     78,156
      140,000  CHINA SHANSHUI CEMENT GROUP LIMITED                                                                           75,211
        6,000  CHINESE MARITIME TRANSPORT LIMITED                                                                            15,677

                   Wells Fargo Advantage Master Portfolios 173


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
MEMBERSHIP ORGANIZATIONS (continued)
        8,904  CITYCON OYJ                                                                                          $        33,948
       22,940  COMPAGNIE FINANCIERE RICHEMONT SA                                                                            773,458
        3,000  DESCENTE LIMITED                                                                                              16,343
          703  DEUTSCHE EUROSHOP AG                                                                                          22,285
        3,847  DOMINION RESOURCES BLACK WARRIOR                                                                               8,998
        2,979  EGYPTIAN FINANCIAL & INDUSTRIAL COMPANY                                                                       13,354
       13,204  ESSAR SHIPPING PORTS & LOGISTICS LIMITED+                                                                     19,045
          331  FIELMANN AG                                                                                                   27,286
        7,329  FRESNILLO PLC                                                                                                 83,870
        6,865  GRASIM INDUSTRIES LIMITED                                                                                    401,499
       10,493  HOUSING & CONSTRUCTION HOLDINGS LIMITED                                                                       19,853
       33,431  IBERDROLA RENOVABLES                                                                                         140,115
          600  ICOM INCORPORATED                                                                                             15,762
        2,000  INAGEYA COMPANY LIMITED                                                                                       21,408
       29,000  INDO TAMBANGRAYA MEGAH PT                                                                                     98,168
       23,599  INFORMA PLC                                                                                                  120,725
          959  INGENICO                                                                                                      22,852
        1,100  INUI STEAMSHIP COMPANY LIMITED                                                                                 8,506
       13,014  IRISH LIFE & PERMAMENT GROUP HOLDINGS PLC                                                                     48,731
       58,088  ISPAT INDUSTRIES LIMITED+                                                                                     23,623
        3,484  JUMBO SA                                                                                                      32,923
       35,000  JVC KENWOOD HOLDINGS INCORPORATED+                                                                            15,364
      848,000  KGI SECURITIES (THAILAND) PCL+                                                                                30,263
       31,079  LG TELECOM LIMITED+                                                                                          207,390
        1,440  LOOMIS AB                                                                                                     17,470
        4,000  LPI CAPITAL BHD                                                                                               15,528
        6,100  MEIJI HOLDINGS COMPANY LIMITED+                                                                              245,112
        1,664  MENORAH MIVTACHIM HOLDINGS LIMITED+                                                                           21,400
      127,658  MF GLOBAL HOLDINGS LIMITED                                                                                   883,393
        2,000  NAKAMURAYA COMPANY LIMITED                                                                                    10,288
        5,833  NATIONAL SOCIETE GENERALE BANK SAE                                                                            34,520
       16,885  NEW ZEALAND OIL & GAS LIMITED                                                                                 17,921
        2,277  NFI EMPIK MEDIA & FASION SA+                                                                                  11,549
          500  NICHIDEN CORPORATION                                                                                          12,415
        2,000  NIHON NOHYAKU COMPANY LIMITED                                                                                 10,985
        3,300  NIPPON GAS COMPANY LIMITED                                                                                    44,015
        4,039  NORTHERN ROCK PLC+(a)                                                                                          5,543
          391  OLD MUTUAL PLC                                                                                                   663
        2,400  PIGEON CORPORATION                                                                                            93,601
            8  PILOT CORPORATION                                                                                              9,860
        9,887  PROGRAMMED MAINTENANCE SERVICES LIMITED                                                                       29,506
       29,594  REGUS PLC                                                                                                     37,770
       16,498  REINET INVESTMENTS SCA                                                                                        25,316
      153,296  RELIANCE INDUSTRIES LIMITED+                                                                               3,254,942
        1,457  RICHEMONT SA+                                                                                                 21,823
        5,996  ROLTA INDIA LIMITED                                                                                           22,934
       43,913  RURAL ELECTRIFICATION CORPORATION LIMITED                                                                    231,637
        6,333  SAI GLOBAL LIMITED                                                                                            21,284
          225  SCHOELLER-BLECKMANN OILFIELD EQUIPMENT AG                                                                     11,305
        2,000  SEKISUI JUSHI CORPORATION                                                                                     17,198
        4,000  SENKO COMPANY LIMITED                                                                                         13,867
          500  SHINWA COMPANY LIMITED NAGOYA                                                                                  5,785
        1,100  SHO-BOND HOLDINGS COMPANY LIMITED                                                                             21,246
       12,000  SHOWA SANGYO COMPANY LIMITED                                                                                  38,494
        2,000  SINANEN COMPANY LIMITED                                                                                        8,509
        1,492  SONGA OFFSHORE SE+                                                                                             7,297

                   174 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
MEMBERSHIP ORGANIZATIONS (continued)
        2,000  TAIHEI DENGYO KAISHA LIMITED                                                                         $        18,189
        8,000  TECMO KOEI HOLDINGS COMPANY LIMITED                                                                           52,586
        1,300  TEMP HOLDINGS COMPANY LIMITED+                                                                                10,711
        1,600  THE SANKEI BUILDING COMPANY LIMITED                                                                           10,373
        6,200  TISCO FINANCIAL GROUP PCL                                                                                      4,444
        1,000  TOKYO ENERGY & SYSTEMS INCORPORATED                                                                            6,461
        1,300  TORISHIMA PUMP MANUFACTURING COMPANY LIMITED                                                                  28,211
        2,000  TOSHIBA PLANT SYSTEMS & SERVICES CORPORATION                                                                  23,637
        1,000  TSUKISHIMA KIKAI COMPANY LIMITED                                                                               6,213
       54,818  TURK TELEKOMUNIKASYON AS                                                                                     171,561
       43,250  UEM LAND HOLDINGS BHD+                                                                                        18,034
        1,200  UNIPRES CORPORATION                                                                                           16,438
        2,096  VISCOFAN SA                                                                                                   52,114
      514,000  WELLING HOLDING LIMITED+                                                                                      27,812
        3,790  WIRECARD AG                                                                                                   45,574
       57,450  WPP PLC                                                                                                      529,102
        1,000  YOMEISHU SEIZO COMPANY LIMITED                                                                                 9,466
          600  YUSHIRO CHEMICAL INDUSTRY COMPANY LIMITED                                                                      7,253
                                                                                                                         11,486,861
                                                                                                                    ---------------
METAL FABRICATE, HARDWARE: 0.02%
      128,000  CHINA ZHONGWANG HOLDINGS LIMITED+                                                                            110,320
        3,001  MARTINREA INTERNATIONAL INCORPORATED+                                                                         24,129
       13,000  SHIN ZU SHING COMPANY LIMITED                                                                                 48,640
       11,220  SILGAN HOLDINGS INCORPORATED                                                                                 640,774
        1,100  TOCALO COMPANY LIMITED                                                                                        21,407
                                                                                                                            845,270
                                                                                                                    ---------------
METAL MINING: 1.24%
        5,420  ADITYA BIRLA MINERALS LIMITED                                                                                  4,615
        9,417  AFRICAN RAINBOW MINERALS LIMITED+                                                                            224,374
        8,222  AGNICO EAGLE MINES LIMITED                                                                                   474,785
        4,367  ALAMOS GOLD INCORPORATED+                                                                                     53,000
        1,424  ALEXANDRIA MINERAL OILS COMPANY                                                                               10,637
      216,286  ALUMINA LIMITED                                                                                              291,723
       28,345  ANDEAN RESOURCES LIMITED+                                                                                     65,285
      392,674  ANEKA TAMBANG TBK PT                                                                                          87,284
        6,811  ANGLO PLATINUM LIMITED                                                                                       630,166
       43,235  ANGLOGOLD ASHANTI LIMITED                                                                                  1,550,749
       32,941  AQUARIUS PLATINUM LIMITED                                                                                    184,511
       13,928  AQUILA RESOURCES LIMITED+                                                                                    118,207
        2,214  ASSORE LIMITED                                                                                               206,420
        6,389  AURIZON MINES LIMITED+                                                                                        25,685
       19,101  AVOCA RESOURCES LIMITED+                                                                                      30,642
        3,268  BANRO CORPORATION+                                                                                             6,895
       46,500  BARRICK GOLD CORPORATION                                                                                   1,752,257
        9,025  BHARAT FORGE LIMITED                                                                                          48,086
       12,500  BOLIDEN AB                                                                                                   152,967
       16,700  CAMECO CORPORATION                                                                                           458,687
       66,898  CENTAMIN EGYPT LIMITED+(a)                                                                                   118,589
       13,776  CENTERRA GOLD INCORPORATED+                                                                                  167,716
      156,000  CHINA MINING RESOURCES GROUP LIMITED+                                                                          5,225
       43,000  CHINA MOLYBDENUM COMPANY LIMITED                                                                              33,681
      278,043  CHINA RARE EARTH HOLDINGS LIMITED                                                                             66,626
       17,448  CIA DE MINAS BUENAVENTURA SA                                                                                 582,008

                   Wells Fargo Advantage Master Portfolios 175


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
METAL MINING (continued)
       41,512  CIA MINERA MILPO SA                                                                                  $        95,909
      152,146  CIA VALE DO RIO DOCE                                                                                       4,247,442
       38,864  COAL OF AFRICA LIMITED+                                                                                       83,592
      104,939  COEUR D'ALENE MINES CORPORATION+                                                                           1,537,356
          629  COMPASS RESOURCES NL(a)                                                                                            0
        8,467  EASTERN PLATINUM LIMITED+                                                                                     10,542
       28,674  EQUINOX MINERALS LIMITED+                                                                                     90,475
          304  ERAMET                                                                                                        91,316
       11,000  EURASIAN NATURAL RESOURCES CORPORATION                                                                       172,257
        8,718  EXXARO RESOURCES LIMITED                                                                                     129,825
        5,242  FNX MINING COMPANY INCORPORATED+                                                                              62,623
       75,806  FORTESCUE METALS GROUP LIMITED+                                                                              315,909
      103,500  FOSUN INTERNATIONAL                                                                                           77,870
        4,488  FRANCO-NEVADA CORPORATION                                                                                    116,785
        6,162  GABRIEL RESOURCES LIMITED+                                                                                    22,313
        6,192  GAMMON LAKE RESOURCES INCORPORATED+                                                                           60,672
       14,745  GINDALBIE METALS LIMITED+                                                                                     13,281
       72,292  GOLD FIELDS LIMITED                                                                                          831,744
       32,536  GOLDCORP INCORPORATED                                                                                      1,231,309
        5,832  GOLDEN STAR RESOURCES LIMITED+                                                                                18,180
      401,646  GRUPO MEXICO SAB DE CV                                                                                       955,522
        1,859  GUYANA GOLDFIELDS INCORPORATED+                                                                               11,519
       47,245  HARMONY GOLD MINING COMPANY LIMITED                                                                          422,437
      317,593  HECLA MINING COMPANY+<<                                                                                    1,651,484
      109,292  HINDALCO INDUSTRIES LIMITED                                                                                  385,562
        6,164  HUDBAY MINERALS INCORPORATED+                                                                                 77,856
       14,425  IAMGOLD CORPORATION                                                                                          212,221
       34,785  ILUKA RESOURCES LIMITED                                                                                      111,604
       70,218  IMPALA PLATINUM HOLDINGS LIMITED                                                                           1,708,055
        9,187  INDEPENDENCE GROUP NL                                                                                         33,345
       13,243  INDOPHIL RESOURCES NL+                                                                                        14,895
        2,006  INMET MINING CORPORATION                                                                                     109,356
      247,428  INTERNATIONAL NICKEL INDONESIA TBK                                                                           100,058
       18,593  IVANHOE MINES LIMITED+                                                                                       297,043
      115,718  JSC MMC NORILSK NICKEL ADR+                                                                                1,746,185
       12,681  KAGARA ZINC LIMITED                                                                                            9,433
        3,557  KATANGA MINING LIMITED+                                                                                        2,535
        8,413  KAZAKHMYS PLC                                                                                                172,025
       15,386  KGHM POLSKA MIEDZ SA                                                                                         512,105
        8,964  KINGSGATE CONSOLIDATED LIMITED                                                                                70,775
       31,569  KINROSS GOLD CORPORATION                                                                                     572,154
        1,467  KOREA ZINC COMPANY LIMITED                                                                                   231,452
          260  LABRADOR IRON ORE ROYALTY INCOME FUND                                                                         11,750
       30,270  LAFARGE MALAYAN CEMENT BHD                                                                                    55,998
        5,678  LONMIN PLC                                                                                                   156,447
       21,355  LUNDIN MINING CORPORATION+                                                                                    90,315
        2,676  MEDINET NASR HOUSING+                                                                                         14,881
       62,536  MINARA RESOURCES LIMITED                                                                                      38,951
       16,028  MINCOR RESOURCES NL                                                                                           21,546
        4,880  MINEFINDERS CORPORATION+                                                                                      48,234
        3,262  MIRABELA NICKEL LIMITED+                                                                                       5,964
       46,000  MITSUI MINING & SMELTING COMPANY LIMITED                                                                     126,332
       39,797  MOUNT GIBSON IRON LIMITED+                                                                                    54,391
       36,942  MURCHISON METALS LIMITED+                                                                                     77,471
       46,572  NEWCREST MINING LIMITED                                                                                    1,308,064
       59,464  NEWMONT MINING CORPORATION                                                                                 2,930,386

                   176 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
METAL MINING (continued)
        2,560  NEWMONT MINING CORPORATION OF CANADA LIMITED                                                         $       125,543
        1,380  NICOX SA+                                                                                                      9,717
       10,000  NIPPON DENKO COMPANY LIMITED                                                                                  61,568
       79,000  NIPPON LIGHT METAL COMPANY LIMITED                                                                            90,697
        3,000  NITTETSU MINING COMPANY LIMITED                                                                               12,966
       16,768  NORTHAM PLATINUM LIMITED                                                                                      96,710
        2,200  NORTHERN DYNASTY MINERALS+                                                                                    20,720
      306,000  OCEAN GRAND HOLDINGS LIMITED+                                                                                 39,816
       28,126  OM HOLDINGS LIMITED                                                                                           42,599
       11,213  OSISKO MINING CORPORATION+                                                                                    95,378
      276,260  OZ MINERALS LIMITED                                                                                          257,488
       14,000  PACIFIC METALS COMPANY LIMITED                                                                               102,426
        4,143  PAN AMERICAN SILVER CORPORATION                                                                               88,790
       11,002  PIONEERS HOLDING                                                                                              10,281
       80,000  PT TIMAH TBK                                                                                                  18,425
       13,700  PUNCAK NIAGA HOLDING BHD                                                                                      10,781
       12,593  QUEST CAPITAL CORPORATION                                                                                     14,721
        9,634  RESOLUTE MINING LIMITED                                                                                        8,030
       39,614  RIO TINTO LIMITED                                                                                          2,502,897
       63,409  RIO TINTO PLC                                                                                              3,252,517
       18,371  RIVERSDALE MINING LIMITED+                                                                                   121,176
       17,193  ROYAL GOLD INCORPORATED                                                                                      772,653
       21,272  SALLY MALAY MINING LIMITED                                                                                    35,650
       55,179  SESA GOA LIMITED                                                                                             479,144
       13,540  SHERRITT INTERNATIONAL CORPORATION                                                                            95,611
        3,223  SILVER STANDARD RESOURCES INCORPORATED+                                                                       54,554
       19,941  SILVER WHEATON CORPORATION+                                                                                  304,365
        8,391  SILVERCORP METALS INCORPORATED                                                                                54,786
        3,244  SOCIEDAD MINERA CERRO VERDE SA                                                                                72,666
        3,920  SOCIEDAD MINERA EL BROCAL SA                                                                                  53,680
       28,766  SOUTHERN COPPER CORPORATION                                                                                  844,570
       53,000  STRAITS ASIA RESOURCES LIMITED                                                                                76,161
       11,000  SUMITOMO LIGHT METAL INDUSTRIES LIMITED                                                                        9,781
       48,000  SUMITOMO METAL MINING COMPANY LIMITED                                                                        681,817
        2,700  SUMITOMO TITANIUM CORPORATION                                                                                 85,973
       42,782  SUNDANCE RESOURCES LIMITED AUSTRALIA+                                                                          4,984
        6,222  SYLVANIA RESOURCES LIMITED+                                                                                    5,158
       23,808  TECK COMINCO INCORPORATED LIMITED+                                                                           875,660
        6,878  THOMPSON CREEK METALS COMPANY INCORPORATED+                                                                   94,587
        1,200  TOHO TITANIUM COMPANY LIMITED                                                                                 21,246
       47,000  TON YI INDUSTRIAL CORPORATION                                                                                 16,999
       41,622  UNITED PHOSPHORUS LIMITED                                                                                    136,679
       18,762  URANIUM ONE INCORPORATED+                                                                                     54,564
       99,456  VOLCAN CIA MINERA SAA                                                                                        116,987
       13,015  WESTERN AREAS NL                                                                                              50,622
       89,613  XSTRATA PLC                                                                                                1,407,411
       40,068  YAMANA GOLD INCORPORATED                                                                                     423,071
      418,000  ZIJIN MINING GROUP COMPANY LIMITED CLASS H                                                                   357,571
                                                                                                                         45,078,767
                                                                                                                    ---------------
MINING: 0.04%
        8,600  CONS THOMPSON IRON MINES LIMITED+                                                                             70,699
        3,036  CORRIENTE RESOURCES INCORPORATED+                                                                             24,497
        1,265  DENISON MINES CORPORATION+                                                                                     1,695
       21,979  ELDORADO GOLD CORPORATION+                                                                                   277,610
        6,327  EUROPEAN GOLDFIELDS LIMITED+                                                                                  34,996

                   Wells Fargo Advantage Master Portfolios 177


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
MINING (continued)
        6,112  FIRST QUANTUM MINERALS LIMITED                                                                       $       476,006
        4,776  FRONTEER DEVELOPMENT GROUP INCORPOTATED+                                                                      21,288
       14,400  NEW GOLD INCORPORATED+                                                                                        63,638
       15,900  NORTHGATE MINERALS CORPORATION+                                                                               43,520
        4,131  NOVAGOLD RESOURCES INCORPORATED+                                                                              23,831
        6,433  PETROPAVLOVSK PLC                                                                                             92,597
       15,500  REAL GOLD MINING LIMITED                                                                                      19,529
        9,803  RED BACK MINING INCORPORATED+                                                                                188,942
        2,100  SEABRIDGE GOLD INCORPORATED+                                                                                  50,694
                                                                                                                          1,389,542
                                                                                                                    ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.47%
          588  ABER DIAMOND CORPORATION                                                                                       5,896
      310,269  BHP BILLITON LIMITED                                                                                      11,428,396
      345,966  BOART LONGYEAR GROUP                                                                                          97,667
       10,296  BRADKEN LIMITED                                                                                               59,793
       23,000  DOWA MINING COMPANY LIMITED                                                                                  129,957
      101,100  DYNASTY CERAMIC PCL                                                                                          102,430
        2,626  HINDUSTAN ZINC LIMITED                                                                                        64,017
      144,000  JIANGXI COPPER COMPANY LIMITED                                                                               292,744
      110,078  LIHIR GOLD LIMITED                                                                                           261,428
      123,511  LYNAS CORPORATION LIMITED+                                                                                    52,578
       25,733  MINSUR SA+                                                                                                    53,219
      144,000  MITSUBISHI MATERIALS CORPORATION                                                                             372,784
      277,000  MONGOLIA ENERGY COMPANY LIMITED+                                                                             128,826
       13,800  POTASH CORPORATION OF SASKATCHEWAN                                                                         1,521,384
        5,113  QUADRA MINING LIMITED+                                                                                        71,530
        3,901  RANDGOLD RESOURCES LIMITED                                                                                   278,199
      125,356  ST BARBARA LIMITED+                                                                                           24,716
        3,800  STRAITS RESOURCES LIMITED                                                                                      4,342
       49,545  VULCAN MATERIALS COMPANY<<                                                                                 2,150,748
                                                                                                                         17,100,654
                                                                                                                    ---------------
MINING - DIVERSIFIED: 0.00%
       10,481  EXTRACT RESOURCES LIMITED+                                                                                    68,100
                                                                                                                    ---------------
MISCELLANEOUS: 0.01%
       15,488  JAYBHARAT TEXTILES & REAL ESTATE LIMITED                                                                     130,408
       81,100  TOTAL ACCESS GROUP INCORPORATED                                                                               85,846
                                                                                                                            216,254
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.14%
        5,137  AALBERTS INDUSTRIES NV                                                                                        71,417
          307  ADVANCED METALLURGICAL GROUP NV+                                                                               3,298
        6,434  AFRICAN OXYGEN LIMITED                                                                                        17,330
        1,791  AHLSTROM OYJ                                                                                                  28,021
       15,100  ALFA LAVAL AB                                                                                                214,117
      413,000  ALLIANCE GLOBAL GROUP INCORPORATED+                                                                           42,979
        5,200  AMANO CORPORATION                                                                                             45,653
        5,981  AREVA T&D INDIA LIMITED                                                                                       33,703
        1,485  BHARAT ELECTRONICS LIMITED+                                                                                   64,439
       81,493  CALLAWAY GOLF COMPANY<<                                                                                      646,239
        5,100  CAMPBELL BROTHERS LIMITED                                                                                    132,548
        4,923  CHEIL INDUSTRIES INCORPORATED+                                                                               250,416

                   178 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
       25,200  CHINA AEROSPACE INTERNATIONAL HOLDINGS LIMITED+                                                      $         3,831
       71,244  CIPLA LIMITED INDIA                                                                                          488,532
          147  CLEARWATER PAPER CORPORATION+                                                                                  7,094
        4,800  CMK CORPORATION                                                                                               33,280
        6,846  COLGATE PALMOLIVE INDIA LIMITED+                                                                             102,196
       12,635  COOKSON GROUP PLC                                                                                             88,623
       10,280  CUMMINS INDIA LIMITED                                                                                        101,730
       26,580  DABUR INDIA LIMITED                                                                                           97,574
        7,000  DELONG HOLDINGS LIMITED                                                                                        2,888
        2,874  DOOSAN CORPORATION+                                                                                          267,602
        5,736  ELSWEDY CABLES HOLDING COMPANY                                                                                82,049
       43,992  EXIDE INDUSTRIES LIMITED+                                                                                    102,335
       36,531  FUTURIS CORPORATION LIMITED                                                                                   44,361
       47,000  GALAXY ENTERTAINMENT GROUP LIMITED+                                                                           18,044
       35,200  GIANT MANUFACTURING COMPANY LIMITED                                                                           97,569
       13,162  GINTECH ENERGY CORPORATION+                                                                                   36,114
        5,300  GLORY LIMITED                                                                                                119,249
        6,628  GODREJ INDUSTRIES LIMITED                                                                                     21,873
        3,402  GRASIM INDUSTRIES LIMITED                                                                                    198,966
       28,791  GWA INTERNATIONAL LIMITED                                                                                     79,472
       56,146  HASBRO INCORPORATED                                                                                        2,008,904
       86,000  HENGAN INTERNATIONAL GROUP COMPANY LIMITED                                                                   591,086
       80,564  HILLENBRAND INCORPORATED                                                                                   1,615,308
       20,176  HILLS INDUSTRIES LIMITED                                                                                      45,928
      237,835  IDT INTERNATIONAL LIMITED+                                                                                     7,813
       14,858  IMI PLC                                                                                                      128,003
      140,843  INCITEC PIVOT LIMITED                                                                                        408,964
       14,879  INDIA CEMENTS LIMITED                                                                                         37,968
       10,423  INDUSTRIAS PENOLES SAB DE CV                                                                                 208,674
       31,741  INVENSYS PLC                                                                                                 152,359
      117,000  ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED                                                         209,387
          261  ITALMOBILIARE SPA                                                                                              6,934
        2,900  JAPAN CASH MACHINE COMPANY LIMITED                                                                            25,199
      255,504  JOHNSON & JOHNSON                                                                                         16,096,752
        5,054  JUBILANT ORGANOSYS LIMITED                                                                                    34,903
      146,000  KAWASAKI HEAVY INDUSTRIES LIMITED                                                                            377,962
        1,354  KOOR INDUSTRIES LIMITED                                                                                       36,582
          626  KRONES AG                                                                                                     32,907
          469  LEONI AG                                                                                                       8,883
        5,360  LUPIN LIMITED                                                                                                174,466
      161,595  MATTEL INCORPORATED                                                                                        3,553,474
        2,109  MELROSE PLC                                                                                                    5,599
        1,200  MITSUBISHI PENCIL COMPANY LIMITED                                                                             16,627
        5,500  MITSUI MINING COMPANY LIMITED                                                                                  7,057
       11,505  MORGAN CRUCIBLE COMPANY                                                                                       30,261
        7,106  MOSER BAER INDIA LIMITED                                                                                      11,690
          400  NAKANISHI INCORPORATED                                                                                        37,819
        9,139  NATIONAL ALUMINIUM COMPANY LIMITED                                                                            76,325
       16,647  NEW HOPE CORPORATION LIMITED                                                                                  66,837
        9,000  NIKKISO COMPANY LIMITED                                                                                       56,120
       97,000  NINE DRAGONS PAPER HOLDINGS LIMITED                                                                          141,211
       11,000  NIPPON CARBON COMPANY LIMITED                                                                                 33,677
        4,000  NIPPON DENSETSU KOGYO COMPANY LIMITED                                                                         32,191
        4,916  NOBEL BIOCARE HOLDING AG                                                                                     125,022
      162,600  NOBLE GROUP LIMITED                                                                                          366,680
       43,739  ORKLA ASA                                                                                                    342,706

                   Wells Fargo Advantage Master Portfolios 179


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
       46,602  RELIANCE INDUSTRIES LIMITED<<++                                                                      $     1,975,925
          386  RHI AG+                                                                                                       11,348
          100  ROCKWOOL INTERNATIONAL AS                                                                                     10,337
        4,800  SANRIO COMPANY LIMITED                                                                                        40,682
        1,200  SECO TOOLS                                                                                                    13,212
       16,100  SEGA SAMMY HOLDINGS INCORPORATED                                                                             198,792
        7,500  SHIMANO INCORPORATED                                                                                         326,693
        3,781  SHREE PRECOATED STEELS LIMITED+                                                                                1,185
        1,620  SHREE PRECOATED STEELS LIMITED+                                                                                5,791
       37,872  SIEMENS AG                                                                                                 3,248,295
      180,000  SINGAMAS CONTAINER HOLDING                                                                                    28,987
        3,922  SOLARWORLD AG<<                                                                                               54,205
          750  SULZER AG                                                                                                     67,024
        8,100  TOMY COMPANY LIMITED                                                                                          62,907
       12,469  TRELLEBORG AB CLASS B                                                                                         80,447
       43,688  TYCO INTERNATIONAL LIMITED                                                                                 1,575,389
        8,557  UNITED SPIRITS LIMITED                                                                                       251,328
       16,162  VIDEOCON INDUSTRIES LIMITED                                                                                   77,103
        3,839  WARTSILA OYJ CLASS B                                                                                         183,272
       90,991  WESFARMERS LIMITED                                                                                         2,538,532
      120,000  YANGZIJIANG SHIPBUILDING HOLDINGS LIMITED                                                                     97,318
          351  ZAKLADY AZOTOWE PULAWY SA                                                                                      8,423
                                                                                                                         41,513,015
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 1.02%
        3,800  ARCS COMPANY LIMITED                                                                                          51,924
          307  AXEL SPRINGER AG                                                                                              32,915
       50,806  BARNES & NOBLE INCORPORATED<<                                                                              1,019,676
       48,000  BEIJING ENTERPRISES HOLDINGS LIMITED                                                                         301,772
       10,808  BRITVIC PLC                                                                                                   70,221
      114,000  CHINA RESOURCES ENTERPRISE LIMITED                                                                           402,414
      113,000  CITIC PACIFIC LIMITED                                                                                        252,141
       10,660  COMERCIAL SIGLO XXL SA                                                                                        65,616
       53,527  COSTCO WHOLESALE CORPORATION                                                                               3,263,541
       15,200  CULTURE CONVENIENCE CLUB COMPANY LIMITED                                                                      76,304
      175,176  CVS CORPORATION                                                                                            5,912,190
      101,002  DICK'S SPORTING GOODS INCORPORATED+                                                                        2,457,379
       71,713  DILLARD'S INCORPORATED                                                                                     1,209,798
       39,723  DOLLAR TREE INCORPORATED+                                                                                  2,214,160
          562  DOUGLAS HOLDING AG                                                                                            26,776
       31,710  EXPRESS SCRIPTS INCORPORATED+                                                                              3,044,477
        8,907  FAES FARMA SA                                                                                                 45,966
        8,378  FOSCHINI LIMITED                                                                                              65,635
        1,100  FUJI COMPANY LIMITED                                                                                          21,159
           22  GEO COMPANY LIMITED                                                                                           23,153
        4,400  HEIWADO COMPANY LIMITED                                                                                       56,260
        6,422  HMV GROUP PLC                                                                                                  6,757
       23,070  INDIABULLS FINANCIAL SERVICES LIMITED                                                                         49,488
        4,706  INMOBILIARIA COLONIAL SA+                                                                                        904
       34,200  ISETAN MITSUKOSHI HOLDINGS LIMITED                                                                           360,689
        7,200  IZUMI COMPANY LIMITED                                                                                         90,035
       10,000  KASUMI COMPANY LIMITED                                                                                        51,213
        3,800  MARUBUN CORPORATION                                                                                           21,642
       19,269  MASSMART HOLDINGS LIMITED                                                                                    228,833
       50,843  MSC INDUSTRIAL DIRECT COMPANY                                                                              2,316,916
        3,324  N BROWN GROUP PLC                                                                                             10,928
      364,100  OFFICE DEPOT INCORPORATED+                                                                                 2,628,802

                   180 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
MISCELLANEOUS RETAIL (continued)
      103,000  PARKSON RETAIL GROUP LIMITED                                                                         $       170,646
       19,397  PRICELINE.COM INCORPORATED+                                                                                4,398,464
      788,218  RITE AID CORPORATION+<<                                                                                    1,198,091
        2,500  RYOHIN KEIKAKU COMPANY LIMITED                                                                               104,677
       14,000  SA SA INTERNATIONAL HOLDINGS LIMITED                                                                           9,577
        4,000  SATORI ELECTRIC COMPANY LIMITED                                                                               21,341
          940  SHANDA INTERACTIVE ENTERTAINMENT LIMITED+                                                                     40,856
       11,300  SHOPPERS DRUG MART CORPORATION                                                                               472,534
        9,660  SK NETWORKS COMPANY LIMITED+                                                                                  87,031
       92,300  STAPLES INCORPORATED                                                                                       2,377,648
        1,375  STOCKMANN OYJ ABP                                                                                             42,781
      113,600  SUMITOMO CORPORATION                                                                                       1,237,715
        2,400  THE DAIEI INCORPORATED                                                                                         7,969
        2,679  THE JEAN COUTU GROUP PJC INCORPORATED                                                                         24,621
        2,000  THE MARUETSU INCORPORATED                                                                                      8,419
        3,327  UBISOFT ENTERTAINMENT+                                                                                        40,654
       15,800  UNY COMPANY LIMITED                                                                                          123,953
       70,975  WOOLWORTHS HOLDINGS LIMITED                                                                                  189,420
                                                                                                                         36,936,081
                                                                                                                    ---------------
MISCELLANEOUS SERVICES: 0.05%
       23,303  DUN & BRADSTREET CORPORATION                                                                               1,634,938
       31,600  GLOW ENERGY PCL                                                                                               31,777
       47,471  INVERSIONES AGUAS METROPOLITANAS SA                                                                           58,802
        2,200  TOMRA SYSTEMS ASA                                                                                             10,611
                                                                                                                          1,736,128
                                                                                                                    ---------------
MOTION PICTURES: 0.47%
        2,449  ASTRAL MEDIA INCORPORATED                                                                                     81,160
       59,254  DISCOVERY COMMUNICATIONS INCORPORATED+                                                                     1,845,762
       81,008  DREAMWORKS ANIMATION SKG INCORPORATED CLASS A+                                                             3,520,608
        3,000  ESUN HOLDINGS LIMITED+                                                                                           398
      484,500  GLOBAL MEDIACOM TBK PT                                                                                        15,570
      174,308  NEWS CORPORATION CLASS A                                                                                   2,330,498
       45,186  NEWS CORPORATION CLASS B<<                                                                                   711,680
      109,030  TIME WARNER INCORPORATED                                                                                   3,166,231
        9,561  TVN SA PLN                                                                                                    50,243
      163,808  WALT DISNEY COMPANY                                                                                        5,117,362
       34,653  ZEE ENTERTAINMENT ENTERPRISES LIMITED                                                                        185,648
                                                                                                                         17,025,160
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.41%
       29,863  ARKANSAS BEST CORPORATION                                                                                    783,605
      248,035  ASCIANO GROUP                                                                                                400,120
        5,767  CONTAINER CORPORATION OF INDIA                                                                               150,839
        8,280  DSV A/S                                                                                                      128,845
       28,000  EVERGREEN INTERNATIONAL STORAGE & TRANSPORT CORPORATION                                                       21,564
        8,512  FORD OTOMOTIV SANAYI AS                                                                                       50,912
       19,000  FUKUYAMA TRANSPORTING COMPANY LIMITED                                                                         92,813
       11,000  GOODPACK LIMITED                                                                                              10,955
        4,600  HITACHI TRANSPORT SYSTEM LIMITED                                                                              63,477
       41,670  J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                                  1,478,452
       58,935  LANDSTAR SYSTEM INCORPORATED                                                                               2,350,917
        3,167  MAINFREIGHT LIMITED                                                                                           12,936
       12,000  MITSUBISHI LOGISTICS CORPORATION                                                                             138,984
       29,280  MUNDRA PORT & SPECIAL ECONOMIC ZONE LIMITED                                                                  427,943

                   Wells Fargo Advantage Master Portfolios 181


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (continued)
        7,000  NIPPON KONPO UNYU SOKO COMPANY LIMITED                                                               $        78,789
       33,646  OLD DOMINION FREIGHT LINE+                                                                                 1,034,278
       28,000  SANKYU INCORPORATED                                                                                          134,571
       13,000  SEINO HOLDINGS COMPANY LIMITED                                                                                91,744
        2,000  THE SHIBUSAWA WAREHOUSE COMPANY LIMITED                                                                        6,483
       86,900  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                                 5,104,506
       69,713  WERNER ENTERPRISES INCORPORATED                                                                            1,555,297
       46,700  YAMATO HOLDINGS COMPANY LIMITED                                                                              622,351
                                                                                                                         14,740,381
                                                                                                                    ---------------
MUSEUM, ART GALLERIES & BOTANICAL & ZOOLOGY GARDENS: 0.00%
      298,500  CHAROEN POKHAND FOODS PCL                                                                                    111,040
       29,400  THAI UNION FROZEN PRODUCTS PCL                                                                                30,676
                                                                                                                            141,716
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.55%
        8,400  AEON CREDIT SERVICE COMPANY LIMITED                                                                           86,037
       90,816  AMERICREDIT CORPORATION+<<                                                                                 2,020,668
        1,251  BANCA POPOLARE DELL'ETRURIA E DEL LAZIO                                                                        6,737
       56,177  CAPITAL ONE FINANCIAL CORPORATION                                                                          2,120,682
      339,310  CAPITAL SOURCE INCORPORATED                                                                                1,866,205
        9,852  CATTLES PLC(a)                                                                                                 1,052
       36,400  CEDYNA FINANCIAL CORPORATION                                                                                  65,552
        3,800  CENTURY LEASING SYSTEM INCORPORATED                                                                           52,737
       48,005  CHALLENGER FINANCIAL SERVICES GROUP LIMITED                                                                  165,205
       13,726  CREDIT SAISON COMPANY LIMITED                                                                                174,887
      247,765  DISCOVER FINANCIAL SERVICES                                                                                3,381,992
       18,712  FINANSBANK AS TURKEY+                                                                                         74,413
      508,064  FIRST FINANCIAL HOLDING COMPANY LIMITED                                                                      273,259
      263,700  FOMENTO ECONOMICO MEXICANO SAB DE CV                                                                       1,132,731
        1,800  FUYO GENERAL LEASE COMPANY LIMITED                                                                            50,123
       19,803  HDFC BANK LIMITED                                                                                            732,245
        2,000  HULAMIN LIMITED                                                                                                2,978
        2,700  IBJ LEASING COMPANY LIMITED                                                                                   48,837
       53,370  IFCI LIMITED                                                                                                  59,557
      103,528  INFRASTRUCTURE DEVELOPMENT FINANCE COMPANY LIMITED                                                           358,379
       10,364  INTERNATIONAL PERSONAL FINANCE PLC                                                                            31,527
          440  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                                                    2,253
        5,280  MITSUBISHI UFJ SECURITIES COMPANY LIMITED                                                                    182,448
       10,580  ORIX CORPORATION                                                                                             812,152
          263  ORIX CORPORATION ADR                                                                                          10,133
      153,714  PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                     2,424,070
        9,017  POWER FINANCE CORPORATION LIMITED                                                                             48,953
       12,150  PROMISE COMPANY LIMITED                                                                                       93,130
        6,375  PROVIDENT FINANCIAL PLC                                                                                       91,860
       15,371  PUNJAB NATIONAL BANK LIMITED                                                                                 300,385
          600  RICOH LEASING COMPANY LIMITED                                                                                 13,763
        4,897  SAMSUNG CARD COMPANY LIMITED                                                                                 214,051
       13,510  SHRIRAM TRANSPORT FINANCE COMPANY LIMITED                                                                    134,968
      215,000  SLM CORPORATION+                                                                                           2,403,700
        9,810  TAKEFUJI CORPORATION                                                                                          43,504
      356,069  TRANSCEND INFORMATION INCORPORATED                                                                           203,167
       32,635  TURKIYE HALK BANKASI AS                                                                                      205,749
                                                                                                                         19,890,089
                                                                                                                    ---------------

                   182 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
OFFICE EQUIPMENT: 0.16%
      606,239  XEROX CORPORATION                                                                                    $     5,680,459
                                                                                                                    ---------------
OIL & GAS EXPLORATION: 0.14%
       90,590  ATLAS ENERGY INCORPORATED                                                                                  2,956,858
        2,365  BAYTEX ENERGY TRUST                                                                                           75,409
        4,522  BIRCHCLIFF ENERGY LIMITED+                                                                                    40,828
        3,252  DAYLIGHT RESOURCE TRUST                                                                                       34,028
       35,653  ENCANA CORP COM                                                                                            1,168,668
        4,802  GRAN TIERRA ENERGY INCORPORATED+                                                                              26,470
        3,100  NAL OIL & GAS TRUST                                                                                           38,684
        1,892  NIKO RESOURCE LIMITED                                                                                        179,814
        5,341  PA RESOURCES AB+                                                                                              16,855
        3,000  PETROBAKKEN ENERGY LIMITED                                                                                    80,403
        1,769  PETROBRAS ENERGIA SA                                                                                          28,605
      116,400  PTT EXPLORATION & PRODUCTION PCL                                                                             475,246
                                                                                                                          5,121,868
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 4.64%
          845  ABAN OFFSHORE LIMITED                                                                                         21,684
        8,522  ADVANTAGE OIL & GAS LIMITED                                                                                   58,638
          520  ALTAGAS INCORPORATEDOME TRUST                                                                                  9,242
       61,400  ANADARKO PETROLEUM CORPORATION                                                                             4,305,982
        2,300  AOC HOLDINGS INCORPORATED                                                                                     12,478
       31,693  APACHE CORPORATION                                                                                         3,284,663
       44,228  ARENA RESOURCES INCORPORATED+                                                                              1,832,366
        2,484  ARKEMA                                                                                                        84,017
       47,050  ARROW ENERGY NL+                                                                                             139,992
       64,524  ATWOOD OCEANICS INCORPORATED+                                                                              2,158,973
       41,681  AUSTRALIAN WORLDWIDE EXPLORATION LIMITED+                                                                     94,133
       10,655  BANKERS PETROLEUM LIMITED+                                                                                    58,632
       42,043  BASF AG                                                                                                    2,360,902
      102,631  BEACH PETROLEUM LIMITED                                                                                       61,165
       64,149  BERRY PETROLEUM COMPANY CLASS A                                                                            1,719,193
      152,589  BG GROUP PLC                                                                                               2,664,044
       17,769  BHARAT PETROLEUM CORPORATION LIMITED                                                                         217,348
       43,533  BILL BARRETT CORPORATION+                                                                                  1,476,204
      135,000  BJ SERVICES COMPANY                                                                                        2,949,750
        3,117  BONAVISTA ENERGY TRUST                                                                                        71,660
        1,896  BOURBON SA                                                                                                    64,052
      865,355  BP PLC                                                                                                     7,635,904
        4,750  BURU ENERGY LIMITED+                                                                                           1,149
      154,851  CAIRN INDIA LIMITED+                                                                                         893,571
          425  CALFRAC WELL SERVICES LIMITED                                                                                  9,633
       10,780  CALTEX AUSTRALIA LIMITED                                                                                     101,441
       24,827  CANADIAN NATURAL RESOURCES LIMITED                                                                         1,672,437
       10,863  CANADIAN OIL SANDS TRUST                                                                                     288,558
       30,778  CARRIZO OIL & GAS INCORPORATED+                                                                              736,518
        2,189  CASTROL INDIA LIMITED                                                                                         30,792
       59,595  CHESAPEAKE ENERGY CORPORATION                                                                              1,583,439
          364  CIA ESPANOLA DE PETROLEOS SA                                                                                  10,299
       36,949  CIMAREX ENERGY COMPANY                                                                                     2,208,072
    1,735,000  CNOOC LIMITED                                                                                              2,735,891
      260,000  CNPC (HONG KONG) LIMITED                                                                                     327,590
       82,457  COMPLETE PRODUCTION SERVICES INCORPORATED+                                                                 1,151,100
        1,801  COMPTON PETROLEUM CORPORATION+                                                                                 1,540
       19,724  COMSTOCK RESOURCES INCORPORATED+                                                                             680,872

                   Wells Fargo Advantage Master Portfolios 183


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
OIL & GAS EXTRACTION (continued)
       31,573  CONCHO RESOURCES INCORPORATED+                                                                       $     1,466,566
        3,414  CONNACHER OIL AND GAS LIMITED+                                                                                 4,186
       12,886  CONTINENTAL RESOURCES INCORPORATED+                                                                          508,739
        1,363  CORRIDOR RESOURCES INCORPORATED+                                                                               5,169
       54,000  COSMO OIL COMPANY LIMITED                                                                                    128,246
        8,494  CRESCENT POINT ENERGY CORPORATION                                                                            314,832
        3,839  CREW ENERGY INC COM+                                                                                          53,232
        4,291  DANA PETROLEUM PLC+                                                                                           71,710
      109,802  DENBURY RESOURCES INCORPORATED+<<                                                                          1,546,012
       38,605  DEVON ENERGY CORPORATION                                                                                   2,658,340
        8,849  DIAMOND OFFSHORE DRILLING INCORPORATED                                                                       772,695
       11,000  DNO ASA+                                                                                                      12,100
       12,082  DRAGON OIL PLC+                                                                                               83,886
       64,394  ENCORE ACQUISITION COMPANY+                                                                                3,189,435
      671,000  ENERGI MEGA PERSADA+                                                                                          11,501
        4,826  ENERGY RESOURCES OF AUSTRALIA LIMITED                                                                         79,451
       25,459  ENERGY WORLD CORPORATION LIMITED+                                                                              5,932
        3,678  ENERPLUS RESOURCES                                                                                            82,425
        9,439  ENI SPA                                                                                                      425,699
       92,204  ENI SPA                                                                                                    2,080,357
        5,878  ENSIGN ENERGY SERVICES INCORPORATED                                                                           84,131
       31,348  EOG RESOURCES INCORPORATED                                                                                 2,948,279
       54,139  EQT CORPORATION                                                                                            2,369,123
       90,955  ESSAR OIL LIMITED+                                                                                           259,421
       26,300  ESSO THAILAND PCL                                                                                              5,130
        3,641  ESTABLISSEMENTS MAUREL ET PROM                                                                                53,841
        1,661  FAIRBORNE ENERGY LIMITED+                                                                                      7,041
       44,404  FOREST OIL CORPORATION+                                                                                    1,203,348
        1,236  FRED OLSEN ENERGY ASA                                                                                         43,465
        3,018  FUGRO NV                                                                                                     175,351
       60,780  GAIL INDIA LIMITED                                                                                           525,736
        1,079  GALLEON ENERGY INCORPORATED+                                                                                   6,973
        8,649  GALP ENERGIA SGPS SA                                                                                         140,440
       30,676  GOODRICH PETROLEUM CORPORATION+                                                                              591,127
        5,054  GRUPA LOTOS SA+                                                                                               47,668
      123,041  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                 1,416,202
       43,884  HELMERICH & PAYNE INCORPORATED                                                                             1,778,180
      153,965  HERCULES OFFSHORE INCORPORATED+                                                                              563,512
       61,794  HORIZON OIL LIMITED+                                                                                          17,168
       11,300  HUSKY ENERGY INCORPORATED                                                                                    289,105
        2,000  IDEMITSU KOSAN COMPANY LIMITED                                                                               146,772
       55,814  INDIAN OIL CORPORATION LIMITED                                                                               384,240
           97  INPEX HOLDINGS INCORPORATED                                                                                  709,663
        8,964  IVANHOE ENERGY INCORPORATED+                                                                                  28,114
        3,000  JAPAN PETROLEUM EXPLORATION COMPANY                                                                          143,508
       19,382  JOHN WOOD GROUP PLC                                                                                          106,305
       14,087  KAROON GAS AUSTRALIA LIMITED+                                                                                 89,510
       60,610  LUKOIL ADR                                                                                                 3,182,025
       11,247  LUNDIN PETROLEUM AB+                                                                                          85,420
          303  MAJOR DRILLING GROUP INTERNATIONAL                                                                             7,790
       21,310  MANGALORE REFINERY & PETROCHEMICALS LIMITED                                                                   34,249
      136,771  MARINER ENERGY INCORPORATED+                                                                               2,054,300
      174,000  MEDCO ENERGI INTERNASIONAL TBK PT                                                                             46,133
       60,632  NEWFIELD EXPLORATION COMPANY+                                                                              3,096,476
       23,800  NEXEN INCORPORATED                                                                                           537,208
       14,594  NEXUS ENERGY LIMITED+                                                                                          3,074

                   184 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
OIL & GAS EXTRACTION (continued)
       24,037  NOBLE CORPORATION                                                                                    $     1,015,804
       21,957  NOBLE ENERGY INCORPORATED                                                                                  1,594,956
       27,736  NORSK HYDRO ASA                                                                                              186,809
        3,905  NUVISTA ENERGY LIMITED                                                                                        51,475
       76,262  OCCIDENTAL PETROLEUM CORPORATION                                                                           6,089,521
       22,675  OCEANEERING INTERNATIONAL INCORPORATED+                                                                    1,370,704
      378,000  OGX PETROLEO E GAS PARTICIPACOES SA                                                                        3,294,414
       68,466  OIL & NATURAL GAS CORPORATION LIMITED                                                                      1,659,638
        5,784  OIL INDIA LIMITED                                                                                            145,262
       37,539  OIL REFINERIES LIMITED+                                                                                       19,827
       94,535  OIL SEARCH LIMITED                                                                                           442,250
        3,636  OILEXCO INCORPORATED+(a)                                                                                         232
        5,851  OMV AG                                                                                                       216,703
        2,891  OPTI CANADA INCORPORATED+                                                                                      5,193
       80,091  ORIGIN ENERGY LIMITED                                                                                      1,206,581
        7,813  PACIFIC RUBIALES ENERGY CORPORATION                                                                          124,375
      145,303  PARKER DRILLING COMPANY+                                                                                     745,404
       69,605  PATTERSON-UTI ENERGY INCORPORATED                                                                          1,074,701
        1,180  PBG SA+                                                                                                       79,894
        6,204  PENGROWTH ENERGY TRUST                                                                                        64,858
        8,155  PENN WEST ENERGY TRUST                                                                                       167,177
        3,632  PETROBANK ENERGY & RESOURCES LIMITED+                                                                        187,951
    2,478,000  PETROCHINA COMPANY LIMITED                                                                                 2,767,823
       10,336  PETROFAC LIMITED                                                                                             161,859
      133,844  PETROHAWK ENERGY CORPORATION+                                                                              2,864,262
      256,262  PETROLEO BRASILEIRO SA                                                                                     5,487,834
        8,368  PETROLEUM GEO-SERVICES ASA+                                                                                  105,995
          823  PEYTO ENERGY TRUST                                                                                            10,716
       52,700  PIONEER NATURAL RESOURCES COMPANY                                                                          2,458,455
       35,759  POLSKI KONCERN NAFTOWY ORLEN SA+                                                                             404,223
        7,040  PRECISION DRILLING TRUST                                                                                      54,262
        5,137  PREMIER OIL PLC+                                                                                              86,005
       69,113  PRIDE INTERNATIONAL INCORPORATED+                                                                          1,933,782
        7,472  PROGRESS ENERGY RESOURCES CORPORATION                                                                         90,471
       11,150  PROSAFE ASA                                                                                                   55,437
       12,855  PROVIDENT ENERGY TRUST                                                                                       101,159
      102,272  PTT AROMATICS & REFINING PCL                                                                                  82,739
       87,400  PTT PCL                                                                                                      613,241
      160,475  QUICKSILVER RESOURCES INCORPORATED+<<                                                                      2,394,287
       69,652  RANGE RESOURCES CORPORATION                                                                                3,525,088
      100,801  RELIANCE NATURAL RESOURCES LIMITED+                                                                          132,929
       38,823  REPSOL YPF SA                                                                                                879,382
        8,115  ROC OIL COMPANY LIMITED+                                                                                       2,655
      126,240  ROYAL DUTCH SHELL PLC CLASS B                                                                              3,304,100
       13,259  SAIPEM SPA                                                                                                   438,535
       75,547  SANTOS LIMITED                                                                                               877,460
       44,700  SAPURACREST PETROLEUM BHD                                                                                     30,977
       12,269  SARAS SPA                                                                                                     28,166
       49,211  SASOL LIMITED                                                                                              1,796,703
          839  SAVANNA ENERGY SERVICES CORPORATION                                                                            5,845
      148,500  SCHLUMBERGER LIMITED<<                                                                                     9,073,350
       21,986  SEACOR HOLDINGS INCORPORATED+                                                                              1,679,291
       12,191  SEADRILL LIMITED                                                                                             280,369
       16,000  SHOWA SHELL SEKIYU KK                                                                                        113,276
        2,543  SOCO INTERNATIONAL+                                                                                           59,482
       43,046  SOUTHWESTERN ENERGY COMPANY+                                                                               1,831,607

                   Wells Fargo Advantage Master Portfolios 185


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
OIL & GAS EXTRACTION (continued)
       82,882  ST. MARY LAND & EXPLORATION COMPANY                                                                  $     2,700,296
          846  STORM EXPLORATION INCORPORATED+                                                                                9,689
       33,231  SUPERIOR ENERGY SERVICES INCORPORATED+                                                                       686,885
        2,052  SUPERIOR PLUS CORPORATION                                                                                     27,166
      102,230  SURGUTNEFTEGAZ                                                                                               506,039
      295,275  SURGUTNEFTEGAZ ADR                                                                                         2,412,397
       47,201  SWIFT ENERGY COMPANY+                                                                                      1,406,118
       44,800  TALISMAN ENERGY INCORPORATED                                                                                 818,764
          501  TESCO CORPORATION+                                                                                             6,829
       23,201  TIDEWATER INCORPORATED                                                                                     1,034,069
      100,589  TOTAL SA                                                                                                   5,612,909
       29,368  TRANSOCEAN LIMITED+                                                                                        2,344,154
        6,146  TRICAN WELL SERVICE LIMITED                                                                                   79,614
        2,600  TRINIDAD DRILLING LIMITED                                                                                     17,742
       39,230  TULLOW OIL PLC                                                                                               711,235
       67,606  ULTRA PETROLEUM CORPORATION+                                                                               3,091,622
       19,013  UTS ENERGY CORPORATION+                                                                                       44,452
        1,785  VERMILION ENERGY TRUST                                                                                        59,070
       90,673  WEATHERFORD INTERNATIONAL LIMITED+                                                                         1,513,332
        1,617  WESTERNZAGROS RESOURCES LIMITED+                                                                                 984
       22,279  WHITING PETROLEUM CORPORATION+                                                                             1,667,583
                                                                                                                        168,620,908
                                                                                                                    ---------------
OIL & GAS FIELD SERVICES: 0.00%
        4,400  MULLEN GROUP LIMITED                                                                                          64,273
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS: 0.70%
       48,280  BEMIS COMPANY INCORPORATED                                                                                 1,413,156
        4,000  CHUETSU PULP & PAPER COMPANY LIMITED                                                                           7,294
       13,856  COMPANIA MANUFACTURERA DE PAPELES Y CARTONES SA+                                                             607,314
        2,817  CORPORATE EXPRESS AUSTRALIA LIMITED                                                                           10,805
       10,000  DAIO PAPER CORPORATION                                                                                        80,027
       15,849  DS SMITH PLC                                                                                                  28,082
       10,105  GREIF INCORPORATED CLASS A                                                                                   517,780
       16,000  HOKUETSU PAPER MILLS LIMITED                                                                                  78,159
        2,500  HOLMEN AB CLASS B                                                                                             62,063
      186,000  INDAH KIAT PULP AND PAPER CORPORATION TBK PT+                                                                 40,846
      180,800  INTERNATIONAL PAPER COMPANY                                                                                4,189,136
       38,216  KIMBERLY-CLARK CORPORATION                                                                                 2,321,240
      168,000  LEE & MAN PAPER MANUFACTURING LIMITED                                                                        111,680
          155  MAYR-MELNHOF KARTON AG                                                                                        14,339
       66,800  MEADWESTVACO CORPORATION                                                                                   1,532,392
       15,000  MITSUBISHI PAPER MILLS LIMITED                                                                                17,390
       17,129  MONDI PLC                                                                                                     99,406
        1,542  MONDI SWIECIE SA+                                                                                             38,333
        8,900  NIPPON PAPER GROUP INCORPORATED                                                                              227,296
          500  NORSKE SKOGINDUSTRIER ASA                                                                                        622
       98,822  OFFICEMAX INCORPORATED+                                                                                    1,578,187
       87,000  OJI PAPER COMPANY LIMITED                                                                                    372,109
       44,885  PACKAGING CORPORATION OF AMERICA                                                                           1,068,263
       59,400  PACTIV CORPORATION+                                                                                        1,470,744
       16,239  PAPERLINX LIMITED                                                                                              9,096
       53,051  POTLATCH CORPORATION                                                                                       1,751,744
       23,000  RENGO COMPANY LIMITED                                                                                        146,007
       44,069  ROCK-TENN COMPANY CLASS A                                                                                  1,843,847
       52,808  SAPPI LIMITED                                                                                                201,795

                   186 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
PAPER & ALLIED PRODUCTS (continued)
        6,101  SMURFIT KAPPA GROUP PLC                                                                              $        50,260
       44,449  SONOCO PRODUCTS COMPANY                                                                                    1,314,801
       22,600  STORA ENSO OYJ                                                                                               143,096
        1,000  SVENSKA CELLULOSA AB CLASS A+                                                                                 14,727
       32,300  SVENSKA CELLULOSA AB CLASS B                                                                                 477,492
      141,200  TEMPLE-INLAND INCORPORATED                                                                                 2,629,144
       29,797  UPM-KYMMENE OYJ                                                                                              319,513
       62,181  WAUSAU PAPER CORPORATION                                                                                     526,051
      169,580  YUEN FOONG YU PAPER MANUFACTURING COMPANY LIMITED                                                             63,449
                                                                                                                         25,377,685
                                                                                                                    ---------------
PERSONAL SERVICES: 0.27%
       59,300  CINTAS CORPORATION                                                                                         1,470,047
       23,346  G&K SERVICES INCORPORATED CLASS A                                                                            582,950
            9  GCA SAVVIAN GROUP CORPORATION                                                                                  8,053
      151,311  H & R BLOCK INCORPORATED                                                                                   2,614,654
       76,688  REGIS CORPORATION                                                                                          1,267,653
      110,360  SALLY BEAUTY HOLDINGS INCORPORATED+                                                                          903,848
      334,443  SERVICE CORPORATION INTERNATIONAL US                                                                       2,695,611
          400  WEIGHT WATCHERS INTERNATIONAL INCORPORATED                                                                    10,288
       17,608  WORLEYPARSONS LIMITED                                                                                        387,880
                                                                                                                          9,940,984
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.41%
       88,257  ASHLAND INCORPORATED                                                                                       4,155,140
      185,223  CHEVRON CORPORATION                                                                                       13,391,623
    2,010,000  CHINA PETROLEUM & CHEMICAL CORPORATION                                                                     1,576,999
          689  COMPAGNIE GENERALE DE GEOPHYSIQUE-VERITAS ADR+                                                                16,612
      122,524  CONOCOPHILLIPS                                                                                             5,881,152
        2,269  ERG SPA                                                                                                       28,563
      438,631  EXXON MOBIL CORPORATION                                                                                   28,511,015
      235,590  FORMOSA PETROCHEMICAL CORPORATION                                                                            596,458
      120,015  FRONTIER OIL CORPORATION                                                                                   1,486,986
      351,801  GAZPROM ADR                                                                                                7,824,054
        2,590  HELLENIC PETROLEUM SA                                                                                         29,025
       37,005  HESS CORPORATION                                                                                           2,175,894
       19,511  HINDUSTAN PETROLEUM CORPORATION LIMITED                                                                      146,782
       48,540  HOLLY CORPORATION                                                                                          1,246,507
       11,000  IMPERIAL OIL LIMITED                                                                                         405,104
          564  INTEROIL CORPORATION+                                                                                         35,425
       65,361  MARATHON OIL CORPORATION                                                                                   1,892,201
          681  MOTOR OIL (HELLAS) CORINTH REFINERIES SA                                                                       8,614
        6,080  NESTE OIL OYJ LIMITED                                                                                         86,762
       82,000  NIPPON MINING HOLDINGS INCORPORATED                                                                          408,869
      149,000  NIPPON OIL CORPORATION                                                                                       798,289
       10,179  PETROL OFISI+                                                                                                 44,099
      113,000  PETRON CORPORATION+                                                                                           13,474
       45,300  PETRONAS DAGANGAN BHD                                                                                        116,260
        4,002  PETROPLUS HOLDINGS AG                                                                                         60,463
      164,616  POLISH OIL & GAS                                                                                             201,770
        1,096  PRZEDSIEBIORSTWO EKSPORTU I IMPORTU KOPEX SA                                                                   8,582
      162,328  ROYAL DUTCH SHELL PLC CLASS A                                                                              4,423,995
        5,636  S-OIL CORPORATION                                                                                            264,332
        5,969  SBM OFFSHORE NV                                                                                              105,904
       14,200  SHELL REFINING COMPANY FEDERATION OF MALAYA BHD                                                               44,616

                   Wells Fargo Advantage Master Portfolios 187


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
        4,087  SK CORPORATION                                                                                       $       304,437
        6,534  SK ENERGY COMPANY LIMITED                                                                                    602,757
       50,575  STATOIL ASA                                                                                                1,134,026
       71,094  SUNCOR ENERGY INCORPORATED                                                                                 2,054,713
       52,566  SUNOCO INCORPORATED                                                                                        1,386,165
        4,319  TECHNIP SA                                                                                                   307,575
       62,285  TESORO CORPORATION                                                                                           742,437
      104,800  THAI OIL PCL                                                                                                 137,082
       22,000  TONENGENERAL SEKIYU KK                                                                                       179,526
       12,784  TUPRAS TURKIYE PETROL RAFINERILERI AS                                                                        231,459
       51,751  VALERO ENERGY CORPORATION                                                                                    906,678
       44,440  WOODSIDE PETROLEUM LIMITED                                                                                 1,727,303
       67,842  WORLD FUEL SERVICES CORPORATION                                                                            1,792,386
                                                                                                                         87,492,113
                                                                                                                    ---------------
PHARMACEUTICALS: 0.40%
       49,493  AUXILIUM PHARMACEUTICALS INCORPORATED+                                                                     1,494,689
       43,846  CATALYST HEALTH SOLUTIONS INCORPORATED+                                                                    1,652,556
      285,353  MERCK & COMPANY INCORPORATED                                                                              10,523,819
       60,321  SAVIENT PHARMACEUTICALS INCORPORATED+                                                                        813,127
       37,894  TEMPO SCAN PACIFIC                                                                                             2,801
                                                                                                                         14,486,992
                                                                                                                    ---------------
PIPELINES: 0.05%
       39,100  APA GROUP                                                                                                    121,243
      174,000  CHINA GAS HOLDINGS LIMITED                                                                                    91,235
        6,700  INTER PIPELINE FUND                                                                                           75,647
       64,900  MANILA WATER COMPANY                                                                                          20,754
        3,732  PEMBINA PIPELINE INCOME FUND                                                                                  64,021
        3,106  SEVAN MARINE ASA+                                                                                              4,360
       32,300  TRANSCANADA CORPORATION                                                                                    1,067,662
        2,780  VALLOUREC SA                                                                                                 531,279
                                                                                                                          1,976,201
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES: 1.20%
        4,982  ACERINOX SA                                                                                                   85,102
       18,000  AICHI STEEL CORPORATION                                                                                       74,354
      126,688  AK STEEL HOLDING CORPORATION                                                                               2,727,593
       41,288  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                        1,802,634
      454,000  ALUMINUM CORPORATION OF CHINA LIMITED                                                                        439,252
       31,298  ASHOK LEYLAND LIMITED                                                                                         33,704
       33,910  ATLAS IRON LIMITED+                                                                                           61,388
          585  BEKAERT SA+                                                                                                   94,672
       60,525  BELDEN CDT INCORPORATED                                                                                    1,281,920
        1,032  BOSCH LIMITED                                                                                                103,075
        9,721  CAP SA                                                                                                       305,663
       59,886  CARPENTER TECHNOLOGY CORPORATION                                                                           1,788,795
    1,158,798  CHINA STEEL CORPORATION                                                                                    1,163,405
        2,600  CHUBU STEEL PLATE COMPANY LIMITED                                                                             13,315
      130,203  CHUNG HUNG STEEL CORPORATION                                                                                  57,850
       49,339  CIA SIDERURGICA NACIONAL SA                                                                                1,614,920
      108,518  COMMSCOPE INCORPORATED+                                                                                    2,766,124
       52,430  CURTISS-WRIGHT CORPORATION                                                                                 1,680,382
       31,000  DAIDO STEEL COMPANY LIMITED                                                                                  122,123
        3,623  DONGKUK STEEL MILL COMPANY LIMITED+                                                                           71,217

                   188 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
PRIMARY METAL INDUSTRIES (continued)
          164  EL EZZ ALDEKHELA STEEL ALEXANDRIA                                                                    $        26,887
       15,612  EL EZZ STEEL COMPANY                                                                                          53,377
       83,195  EREGLI DEMIR VE CELIK FABRIKALARI TAS                                                                        227,018
       61,690  FENG HSIN IRON & STEEL COMPANY                                                                               101,366
       60,035  GENERAL CABLE CORPORATION+                                                                                 1,466,655
        5,773  GERDAU AMERISTEEL CORPORATION                                                                                 40,711
        8,909  GERDAU SA                                                                                                     98,893
        7,000  GODO STEEL LIMITED                                                                                            15,206
        1,593  HIGHVELD STEEL AND VANADIUM CORPORATION LIMITED                                                               13,924
       47,917  HINDALCO INDUSTRIES LIMITED GDR++                                                                            169,042
       13,000  HITACHI METALS LIMITED                                                                                       125,252
       23,063  HUBBELL INCORPORATED CLASS B                                                                               1,080,502
        7,606  HYUNDAI STEEL COMPANY+                                                                                       582,303
       48,100  JFE HOLDINGS INCORPORATED                                                                                  1,789,302
       17,013  JSW STEEL LIMITED                                                                                            394,965
       20,312  KAISER ALUMINUM CORPORATION                                                                                  678,218
      357,100  KNM GROUP BHD                                                                                                 84,412
      259,000  KOBE STEEL LIMITED+                                                                                          472,261
       24,000  KURIMOTO LIMITED                                                                                              23,772
        2,500  KYOEI STEEL LIMITED                                                                                           46,007
          903  LINDAB INTERNATIONAL AB                                                                                        7,852
        6,700  MARUICHI STEEL TUBE LIMITED                                                                                  132,801
       35,759  MATTHEWS INTERNATIONAL CORPORATION                                                                         1,198,608
       65,000  MIDAS HOLDINGS LIMITED                                                                                        46,240
       10,000  MITSUBISHI STEEL MANUFACTURING COMPANY LIMITED                                                                17,108
       18,383  MITTAL STEEL SOUTH AFRICA LIMITED                                                                            277,727
        6,206  MMX MINERACAO E METALICOS SA+                                                                                 44,987
        1,152  MYTILINEOS HOLDINGS SA                                                                                         6,353
       14,000  NAKAYAMA STEEL WORKS LIMITED                                                                                  20,170
    5,418,300  NAKORNTHAI STRIP MILL PCL                                                                                     27,858
       19,000  NIPPON METAL INDUSTRY COMPANY LIMITED                                                                         28,229
      572,000  NIPPON STEEL CORPORATION                                                                                   2,137,475
       12,500  NIPPON YAKIN KOGYO COMPANY LIMITED                                                                            37,143
       36,900  NUCOR CORPORATION                                                                                          1,527,660
      117,771  ONESTEEL LIMITED                                                                                             364,135
        5,218  OUTOKUMPU OYJ                                                                                                 91,798
      182,747  PAN AUSTRALIAN RESOURCES LIMITED+(a)                                                                          77,631
       34,138  PARKSON HOLDINGS BHD                                                                                          55,435
       39,075  POLIMEX MOSTOSTAL SA                                                                                          56,799
        7,570  POSCO                                                                                                      3,459,005
       17,556  PRECISION CASTPARTS CORPORATION                                                                            1,979,439
       32,210  RTI INTERNATIONAL METALS INCORPORATED+                                                                       774,006
        1,513  SALZGITTER AG                                                                                                133,520
        9,000  SANYO SPECIAL STEEL COMPANY LIMITED                                                                           35,962
       25,470  SCHNITZER STEEL INDUSTRY                                                                                   1,162,960
      126,000  SHOUGANG CONCORD INTERNATIONAL ENTERPRISES COMPANY LIMITED                                                    28,245
       12,982  SIMS GROUP LIMITED                                                                                           226,058
       64,648  STEEL AUTHORITY OF INDIA LIMITED                                                                             306,379
      370,000  SUMITOMO METAL INDUSTRIES LIMITED                                                                          1,020,316
       41,751  TATA STEEL LIMITED                                                                                           520,110
       19,867  TENARIS SA                                                                                                   412,542
       14,128  THYSSENKRUPP AG                                                                                              447,269
          684  TIMMINCO LIMITED+                                                                                                826
       37,508  TITANIUM METALS CORPORATION                                                                                  442,219
       18,000  TOHO ZINC COMPANY LIMITED                                                                                     79,014
        8,900  TOKYO STEEL MANUFACTURING COMPANY LIMITED                                                                     98,472
        4,200  TOPRE CORPORATION                                                                                             32,808

                   Wells Fargo Advantage Master Portfolios 189


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
PRIMARY METAL INDUSTRIES (continued)
       18,000  TOPY INDUSTRIES LIMITED                                                                              $        32,619
       87,962  TUNG HO STEEL ENTERPRISE CORPORATION                                                                          99,145
       15,894  USINAS SIDERURGICAS DE MINAS GERAIS SA                                                                       450,307
        4,132  VEDANTA RESOURCES PLC                                                                                        160,536
        7,024  WELSPUN-GUJARAT STAHL LIMITED                                                                                 36,609
       83,733  WORTHINGTON INDUSTRIES<<                                                                                   1,326,331
        4,800  YAMATO KOGYO COMPANY LIMITED                                                                                 151,653
       16,000  YODOGAWA STEEL WORKS LIMITED                                                                                  66,093
          474  ZPH STALPRODUKT SA                                                                                            79,292
                                                                                                                         43,495,305
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.90%
       12,526  AGGREKO PLC                                                                                                  186,221
       14,000  AMVIG HOLDINGS LIMITED                                                                                         6,313
      261,206  CBS CORPORATION CLASS B<<                                                                                  3,393,066
       19,942  COMPAGNIE INDUSTRIALI RIUNITE+                                                                                41,627
        4,668  DE LA RUE PLC                                                                                                 66,587
        8,400  ENIRO AB                                                                                                      29,100
      168,317  FAIRFAX MEDIA LIMITED                                                                                        248,895
      308,618  GANNETT COMPANY INCORPORATED                                                                               4,675,563
       60,193  HAYS PLC                                                                                                      95,729
          783  HEIDELBERGER DRUCKMASCHINEN AG                                                                                 5,440
       56,331  JOHN WILEY & SONS INCORPORATED                                                                             2,364,775
        2,905  JOHNSTON PRESS PLC                                                                                             1,096
        3,300  KADOKAWA GROUP HOLDINGS INCORPORATED                                                                          78,670
       10,251  KONE OYJ                                                                                                     432,707
       31,200  MCGRAW-HILL COMPANIES INCORPORATED                                                                         1,067,040
      257,000  MEGAWORLD CORPORATION                                                                                          6,575
       49,054  MEREDITH CORPORATION                                                                                       1,506,939
      119,960  MSCI INCORPORATED+                                                                                         3,596,401
       33,244  NASPERS LIMITED+                                                                                           1,239,789
      125,668  NEW YORK TIMES COMPANY CLASS A                                                                             1,374,808
        3,000  NISSHA PRINTING COMPANY LIMITED                                                                              106,196
        5,117  PAGESJAUNES SA                                                                                                57,336
        1,137  PROMOTORA DE INFORMACIONES SA                                                                                  5,148
        2,241  QUEBECOR INCORPORATED                                                                                         64,001
       45,099  ROVI CORPORATION+                                                                                          1,510,817
       94,900  RR DONNELLEY & SONS COMPANY                                                                                1,887,561
        4,610  SANOMAWSOY OYJ                                                                                                92,212
       36,259  SCHOLASTIC CORPORATION                                                                                     1,066,015
       19,214  SERCO GROUP PLC                                                                                              162,162
          215  SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA                                                              287,801
      140,000  SINGAPORE PRESS HOLDINGS LIMITED                                                                             369,496
       33,600  STAR PUBLICATIONS LIMITED                                                                                     33,348
          503  TELEGRAAF MEDIA GROEP NV                                                                                       9,383
       16,752  THOMSON CORPORATION                                                                                          581,432
       56,000  TOPPAN PRINTING COMPANY LIMITED                                                                              486,600
        1,036  TORSTAR CORPORATION                                                                                            6,301
        1,052  TRANSCONTINENTAL INCORPORATED                                                                                 12,228
       50,508  VIACOM INCORPORATED CLASS B+                                                                               1,497,562
       46,502  VISTAPRINT NV+                                                                                             2,684,095
        2,516  WASHINGTON POST COMPANY CLASS B                                                                            1,057,500
       16,662  WEST AUSTRALIAN NEWSPAPERS HOLDING LIMITED                                                                   110,351
       13,400  WOLTERS KLUWER NV                                                                                            270,134
       10,131  YELLOW PAGES INCOME FUND                                                                                      56,326
                                                                                                                         32,831,346
                                                                                                                    ---------------

                   190 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
PROPERTY - CASUALTY INSURANCE: 0.00%
        3,321  BRIT INSURANCE HOLDINGS NV                                                                           $         9,869
                                                                                                                    ---------------
RAILROAD TRANSPORTATION: 0.44%
        8,185  ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA                                                                   363,776
       22,100  CANADIAN NATIONAL RAILWAY COMPANY                                                                          1,161,500
        9,100  CANADIAN PACIFIC RAILWAY LIMITED                                                                             439,260
          179  CENTRAL JAPAN RAILWAY COMPANY                                                                              1,355,923
      397,000  CHINA RAILWAY GROUP LIMITED CLASS H+                                                                         297,156
       36,000  EAST JAPAN RAILWAY COMPANY                                                                                 2,479,824
       43,777  GENESEE & WYOMING INCORPORATED+                                                                            1,394,297
       16,439  GROUPE EUROTUNNEL SA                                                                                         166,964
      110,000  HANKYU HANSHIN HOLDINGS INCORPORATED                                                                         528,674
       42,369  KANSAS CITY SOUTHERN+                                                                                      1,453,257
       45,000  KEIHAN ELECTRIC RAILWAY COMPANY LIMITED                                                                      187,405
       45,000  KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED                                                              368,732
       63,000  KEIO CORPORATION                                                                                             421,205
       27,000  KEISEI ELECTRIC RAILWAY COMPANY LIMITED                                                                      161,067
      147,000  KINTETSU CORPORATION                                                                                         464,933
      115,069  MTR CORPORATION LIMITED                                                                                      398,776
       70,000  NAGOYA RAILROAD COMPANY LIMITED+                                                                             210,366
       42,000  NANKAI ELECTRIC RAILWAY COMPANY LIMITED                                                                      171,130
       31,000  NISHI-NIPPON RAILROAD COMPANY LIMITED                                                                        124,565
       34,200  NORFOLK SOUTHERN CORPORATION                                                                               1,758,906
       53,000  ODAKYU ELECTRIC RAILWAY COMPANY LIMITED                                                                      450,391
       30,000  SAGAMI RAILWAY COMPANY LIMITED                                                                               131,690
       75,000  TOBU RAILWAY COMPANY LIMITED                                                                                 411,953
       95,000  TOKYU CORPORATION                                                                                            403,118
      199,250  WAN HAI LINES LIMITED                                                                                        100,953
          198  WEST JAPAN RAILWAY COMPANY                                                                                   696,438
                                                                                                                         16,102,259
                                                                                                                    ---------------
REAL ESTATE: 1.32%
      141,914  ABACUS PROPERTY GROUP                                                                                         53,417
        6,400  AEON MALL COMPANY LIMITED                                                                                    116,698
      120,000  AGILE PROPERTY HOLDINGS LIMITED                                                                              153,360
       65,000  ALLGREEN PROPERTIES LIMITED+                                                                                  51,789
       10,552  ANANT RAJ INDUSTRIES LIMITED+                                                                                 28,128
      156,253  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                          2,607,863
       10,857  ATRIUM EUROPEAN REAL ESTATE LIMITED                                                                           69,039
        1,011  ATRIUM LJUNGBERG AB                                                                                            9,749
      113,916  AUSTRALAND PROPERTY GROUP                                                                                     49,514
      611,000  AYALA LAND INCORPORATED                                                                                      149,024
          354  BEFIMMO SCA SICAFI                                                                                            28,893
       35,444  BRITISH LAND COMPANY PLC                                                                                     237,798
      114,945  BROOKFIELD PROPERTIES CORPORATION<<                                                                        1,594,442
        3,951  CA IMMOBILIEN ANLAGEN AG+                                                                                     39,058
      215,500  CAPITALAND LIMITED                                                                                           579,491
        7,600  CASTELLUM AB                                                                                                  75,416
      102,000  CATHAY REAL ESTATE DEVELOPMENT COMPANY LIMITED                                                                41,344
       24,714  CENTRO PROPERTIES GROUP+                                                                                       5,094
       35,798  CENTRO RETAIL GROUP                                                                                            5,294
       47,192  CHARTER HALL GROUP                                                                                            29,817
      140,000  CHEUNG KONG HOLDINGS LIMITED                                                                               1,708,032
      832,703  CHIMERA INVESTMENT CORPORATION                                                                             3,330,812
       37,000  CHINA EVERBRIGHT INTERNATIONAL LIMITED                                                                        18,209

                   Wells Fargo Advantage Master Portfolios 191


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
REAL ESTATE (continued)
      418,480  CHINA OVERSEAS LAND & INVESTMENT LIMITED                                                             $       848,589
      172,000  CHINA RESOURCES LAND LIMITED                                                                                 358,086
           80  CHINA VANKE COMPANY LIMITED CLASS B                                                                               85
       43,696  CHINESE ESTATES HOLDINGS LIMITED                                                                              70,142
       52,000  CITY DEVELOPMENTS LIMITED                                                                                    380,280
      148,306  COMMONWEALTH PROPERTY OFFICE FUND                                                                            126,266
        3,761  CONWERT IMMOBILIEN INVEST SE+                                                                                 41,379
        3,025  CORIO NV                                                                                                     187,167
      415,184  COUNTRY GARDEN HOLDINGS COMPANY LIMITED                                                                      143,883
       19,063  CROMWELL GROUP                                                                                                11,874
           24  DA OFFICE INVESTMENT CORPORATION                                                                              50,110
        5,400  DAIBIRU CORPORATION                                                                                           43,336
       29,000  DAIKYO INCORPORATED                                                                                           53,531
        7,800  DAITO TRUST CONSTRUCTION COMPANY LIMITED                                                                     381,462
        4,612  DERWENT VALLEY HOLDINGS PLC                                                                                   91,069
       97,256  DLF LIMITED                                                                                                  629,564
      162,638  DOUGLAS EMMETT INCORPORATED                                                                                2,291,569
       26,597  ECHO INVESTMENT+                                                                                              35,447
        1,592  EUROCOMMERCIAL PROPERTIES NV                                                                                  60,784
      123,357  FAR EAST CONSORTIUM                                                                                           34,645
       49,000  FARGLORY LAND DEVELOPMENT COMPANY LIMITED                                                                     99,306
          681  FIRST CAPITAL REALTY INCORPORATED                                                                             13,572
       88,124  FKP PROPERTY GROUP                                                                                            57,258
        1,037  FONCIERE DES REGIONS                                                                                         103,403
      159,978  FOREST CITY ENTERPRISES INCORPORATED+                                                                      1,919,736
      350,000  FRANSHION PROPERTIES CHINA LIMITED                                                                           113,177
           14  FRONTIER REAL ESTATE INVESTMENT CORPORATION                                                                  104,632
            7  FUKUOKA REIT CORPORATION                                                                                      38,685
        4,376  GAZIT GLOBE LIMITED                                                                                           45,161
          973  GECINA SA                                                                                                    100,837
      395,320  GENTING INTERNATIONAL PLC+<<                                                                                 251,698
           14  GLOBAL ONE REAL ESTATE INVESTMENT CORPORATION                                                                103,529
        1,440  GOLDCREST COMPANY LIMITED                                                                                     41,006
      273,900  GOLDEN LAND PROPERTY PCL                                                                                      28,496
      811,827  GPT GROUP                                                                                                    418,347
       29,514  GREAT EAGLE HOLDINGS LIMITED                                                                                  83,080
       14,876  GREAT PORTLAND ESTATES PLC                                                                                    63,762
       56,000  GREENTOWN CHINA HOLDINGS LIMITED                                                                              74,309
       78,800  GUANGZHOU R&F PROPERTIES                                                                                     116,949
       14,666  GUOCOLAND LIMITED                                                                                             21,284
       30,934  HAMMERSON PLC                                                                                                180,654
       73,000  HANG LUNG GROUP LIMITED                                                                                      367,250
      158,000  HANG LUNG PROPERTIES LIMITED                                                                                 603,531
            3  HANKYU REIT INCORPORATED                                                                                      11,734
       47,111  HATTERAS FINANCIAL CORPORATION                                                                             1,223,473
        6,500  HEIWA REAL ESTATE COMPANY LIMITED                                                                             20,339
          945  HELIOPOLIS HOUSING+                                                                                            5,389
       18,000  HENDERSON INVESTMENTS LIMITED                                                                                  1,415
      104,762  HENDERSON LAND DEVELOPMENT COMPANY LIMITED                                                                   707,892
      106,000  HONGKONG LAND HOLDINGS LIMITED                                                                               487,600
       52,000  HOPEWELL HOLDINGS                                                                                            152,406
       56,000  HOPSON DEVELOPMENT HOLDINGS LIMITED                                                                           78,349
       33,352  HOUSING DEVELOPMENT & INFRASTRUCTURE LIMITED+                                                                218,681
       48,964  HYSAN DEVELOPMENT COMPANY LIMITED                                                                            130,261
       88,400  IGB CORPORATION BHD+                                                                                          45,427
       96,920  IJM CORPORATION BHD                                                                                          126,077

                   192 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
REAL ESTATE (continued)
       15,082  IMMOEAST IMMOBILIEN ANLAGEN AG+                                                                      $        71,672
       19,870  IMMOFINANZ IMMOBILIEN ANLAGEN AG                                                                              64,664
       33,902  INDIABULLS REAL ESTATE LIMITED+                                                                              117,799
      248,764  ING INDUSTRIAL FUND                                                                                           94,751
      217,512  ING OFFICE FUND                                                                                              117,935
          855  IRSA INVERSIONES Y REPRESENTACIONES SA ADR                                                                     8,080
        2,767  IVG IMMOBILIEN AG                                                                                             20,888
           13  JAPAN EXCELLENT INCORPORATED                                                                                  57,724
           12  JAPAN LOGISTICS FUND INCORPORATED                                                                             88,469
           50  JAPAN PRIME REALTY INVESTMENT CORPORATION                                                                    110,192
           52  JAPAN REAL ESTATE INVESTMENT CORPORATION                                                                     448,917
          120  JAPAN RETAIL FUND INVESTMENT CORPORATION                                                                     142,360
          300  JOINT CORPORATION(a)                                                                                               0
       47,522  JONES LANG LASALLE INCORPORATED                                                                            3,026,676
       13,000  K-REIT ASIA                                                                                                    9,988
           20  KENEDIX REALTY INVESTMENT                                                                                     54,589
       51,592  KEPPEL LAND LIMITED                                                                                          120,383
       54,553  KERRY PROPERTIES LIMITED                                                                                     259,688
       29,000  KLCC PROPERTY HOLDINGS BHD                                                                                    27,846
        3,479  KLEPIERRE                                                                                                    129,562
       12,000  KOWLOON DEVELOPMENT COMPANY LIMITED                                                                           13,744
        3,102  KUNGSLEDEN                                                                                                    21,754
      103,000  KWG PROPERTY HOLDING LIMITED                                                                                  68,471
       41,449  LAND SECURITIES GROUP PLC                                                                                    399,749
       35,455  LEND LEASE CORPORATION LIMITED(a)                                                                            294,934
       12,200  LEOPALACE21 CORPORATION                                                                                       58,772
       26,296  LIBERTY INTERNATIONAL PLC                                                                                    189,534
    1,548,000  LIPPO KARAWACI TBK PT+                                                                                        82,914
          850  LUNDBERGFORETAGEN AB                                                                                          41,607
      507,030  MACQUARIE GOODMAN GROUP                                                                                      272,640
          149  METROVACESA SA                                                                                                 2,698
          700  MI DEVELOPMENTS INCORPORATED                                                                                   8,635
       56,000  MIDLAND HOLDINGS LIMITED                                                                                      52,882
        9,000  MIRAMAR HOTEL & INVESTMENT                                                                                     9,392
      316,569  MIRVAC GROUP                                                                                                 434,075
      126,189  MITSUBISHI ESTATE COMPANY LIMITED                                                                          1,981,357
       80,000  MITSUI FUDOSAN COMPANY LIMITED                                                                             1,350,667
       35,000  NEO-CHINA GROUP HOLDINGS LIMITED(a)                                                                           22,320
            4  NEW CITY RESIDENCE INVESTMENT CORPORATION+(a)                                                                      0
      168,000  NEW WORLD CHINA LAND LIMITED                                                                                  56,273
      207,570  NEW WORLD DEVELOPMENT LIMITED                                                                                380,796
          429  NEXITY SA                                                                                                     15,752
           47  NIPPON BUILDING FUND INCORPORATED                                                                            416,332
           38  NIPPON COMMERCIAL INVESTMENT CORPORATION                                                                      47,946
           24  NIPPON RESIDENTIAL INVESTMENT CORPORATION(a)                                                                  56,986
        7,900  NOMURA REAL ESTATE HOLDING INCORPORATED                                                                      118,084
           26  NOMURA REAL ESTATE OFFICE FUND                                                                               152,468
          106  NTT URBAN DEVELOPMENT CORPORATION                                                                             84,471
       70,404  PHH CORPORATION+                                                                                           1,303,178
           14  PREMIER INVESTMENT COMPANY                                                                                    46,312
        1,875  PSP SWISS PROPERTY AG                                                                                        111,269
        5,724  QUINTAIN ESTATES & DEVELOPMENT PLC+                                                                            5,324
       29,222  SEGRO PLC                                                                                                    142,005
       11,203  SHAFTESBURY PLC                                                                                               64,178
       78,000  SHENZHEN INVESTMENT LIMITED                                                                                   27,433
      141,000  SHIMAO PROPERTY HOLDING LIMITED                                                                              235,056

                   Wells Fargo Advantage Master Portfolios 193


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
REAL ESTATE (continued)
        1,300  SHOEI                                                                                                $        10,389
      168,400  SHUI ON LAND LIMITED                                                                                          81,790
      132,000  SHUN TAK HOLDINGS LIMITED                                                                                     70,403
          241  SILIC STE IMMOBILIERE DE LOCATION POUR L'INDUSTRIE ET LE COMMERCE                                             27,729
       14,000  SINGAPORE LAND LIMITED                                                                                        64,736
      150,235  SINO LAND COMPANY                                                                                            284,903
      454,563  SM PRIME HOLDINGS INCORPORATED                                                                                93,623
      181,000  SOHO CHINA LIMITED                                                                                            89,076
       58,850  SP SETIA BHD                                                                                                  72,234
      228,049  STOCKLAND                                                                                                    829,773
          360  SUMITOMO REAL ESTATE SALES COMPANY LIMITED                                                                    15,620
       42,000  SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED                                                                745,973
      124,000  SUN HUNG KAI PROPERTIES LIMITED                                                                            1,722,100
        5,777  SUNLAND GROUP LIMITED                                                                                          3,987
          600  SURUGA CORPORATION(a)                                                                                              0
        2,211  SWISS PRIME SITE AG                                                                                          127,196
      105,976  TALAAT MOUSTAFA GROUP+                                                                                       144,583
       39,313  THE ST. JOE COMPANY+<<                                                                                     1,081,108
       81,399  TIAN AN CHINA INVESTMENT                                                                                      51,804
       11,023  TISHMAN SPEYER OFFICE FUND                                                                                     3,803
        4,500  TOC COMPANY LIMITED                                                                                           16,613
       36,000  TOKYU LAND CORPORATION                                                                                       130,069
        4,459  UNIBAIL                                                                                                      880,382
       40,000  UNITED INDUSTRIAL CORPORATION LIMITED SGD                                                                     57,196
       46,000  UNITED OVERSEAS LAND LIMITED                                                                                 130,241
           19  UNITED URBAN INVESTMENT CORPORATION                                                                          102,223
       52,951  VALAD PROPERTY GROUP                                                                                           4,983
          405  VASTNED RETAIL NV                                                                                             25,726
        1,008  WERELDHAVE NV                                                                                                 90,766
      197,852  WESTFIELD GROUP                                                                                            2,131,327
       10,000  WHEELOCK PROPERTIES (SINGAPORE) LIMITED                                                                       13,374
       20,000  WHEELOCK PROPERTIES LIMITED                                                                                   11,930
       51,000  WING TAI HOLDINGS LIMITED                                                                                     60,952
       61,000  YANLORD LAND GROUP LIMITED                                                                                    77,677
                                                                                                                         47,776,734
                                                                                                                    ---------------
REAL ESTATE DEVELOPING & MANAGEMENT: 0.01%
        7,618  GRAINGER PLC                                                                                                  14,822
       60,000  HIGHWEALTH CONSTRUCTION CORPORATION                                                                           91,293
       20,000  HUANG HSIANG CONSTRUCTION COMPANY                                                                             31,554
       31,185  PALM HILLS DEVELOPMENTS SAE+                                                                                  51,066
       19,575  PEET LIMITED                                                                                                  36,490
       34,080  TA GLOBAL BHD+                                                                                                 4,403
                                                                                                                            229,628
                                                                                                                    ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.05%
       17,000  ASCENDAS INDIA TRUST                                                                                          11,731
      104,000  ASCENDAS REIT                                                                                                142,790
       17,805  BABCOCK & BROWN JAPAN PROPERTY TRUST                                                                           5,585
          955  BOARDWALK REAL ESTATE INVESTMENT TRUST                                                                        35,778
      172,676  BRANDYWINE REALTY TRUST                                                                                    1,935,698
       34,188  BUNNINGS WAREHOUSE PROPERTY TRUST                                                                             56,070
        1,567  CALLOWAY REAL ESTATE INVESTMENT TRUST                                                                         30,351
       28,866  CAMDEN PROPERTY TRUST                                                                                      1,156,083
        1,306  CANADIAN REAL ESTATE INVESTMENT TRUST                                                                         34,940
      129,000  CAPITACOMMERICAL TRUST                                                                                        99,111

                   194 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
      160,636  CAPITAMALL TRUST                                                                                     $       202,266
       52,000  CDL HOSPITALITY TRUSTS                                                                                        62,517
      149,993  CFS RETAIL PROPERTY TRUST                                                                                    255,405
      172,211  CHAMPION REIT                                                                                                 77,873
          517  COFINIMMO SA                                                                                                  70,081
       86,996  COLONIAL PROPERTIES TRUST                                                                                  1,025,683
       67,260  CORPORATE OFFICE PROPERTIES TRUST                                                                          2,477,186
      427,624  DB RREEF TRUST                                                                                               316,170
      278,404  DCT INDUSTRIAL TRUST INCORPORATED                                                                          1,369,748
       30,918  DIGITAL REALTY TRUST INCORPORATED<<                                                                        1,594,750
       55,123  ENTERTAINMENT PROPERTIES TRUST                                                                             2,106,801
       33,757  ESSEX PROPERTY TRUST INCORPORATED                                                                          2,899,726
       26,980  FEDERAL REALTY INVESTMENT TRUST<<                                                                          1,860,541
       26,895  GOODMAN PROPERTY TRUST                                                                                        19,155
      430,098  GPT GROUP(a)                                                                                                       0
        3,671  H&R REAL ESTATE INVESTMENT TRUST                                                                              57,218
        9,000  HANKYU DEPARTMENT STORES                                                                                      59,767
       78,990  HEALTHCARE REALTY TRUST INCORPORATED                                                                       1,650,101
        4,265  HOLDING DI PARTECIPAZIONI INDUSTRIALI SPA                                                                      6,760
      164,008  HOSPITALITY PROPERTIES TRUST                                                                               3,603,256
      302,736  HRPT PROPERTIES TRUST                                                                                      2,125,207
       25,428  ING PROPERTY TRUST                                                                                            13,316
       83,224  KIWI INCOME PROPERTY TRUST                                                                                    58,692
      124,705  LEXINGTON CORPORATE PROPERTIES TRUST                                                                         741,995
       49,914  LIBERTY PROPERTY TRUST                                                                                     1,543,840
      377,928  MACQUAIRE OFFICE TRUST                                                                                        94,836
      145,426  MACQUARIE COUNTRYWIDE TRUST                                                                                   74,289
       23,226  MACQUARIE DDR TRUST+                                                                                           1,707
       46,000  MACQUARIE MEAG PRIME REIT                                                                                     17,671
       71,000  MAPLETREE LOGISTICS TRUST                                                                                     39,902
            5  MID REAL ESTATE INVESTMENT TRUST INCORPORATED                                                                 10,434
            5  MORI HILLS REIT INVESTMENT CORPORATION                                                                        14,795
           13  MORI TRUST SOGO REIT INCORPORATED                                                                            114,717
      114,300  OMEGA HEALTHCARE INVESTORS INCORPORATED                                                                    2,168,271
           23  ORIX JREIT INCORPORATED                                                                                      110,541
       33,000  PARKWAY LIFE REAL ESTATE INVESTMENT TRUST                                                                     30,284
       23,401  QUINENCO SA                                                                                                   58,865
       95,131  REDWOOD TRUST INCORPORATED                                                                                 1,355,617
        5,439  RIOCAN REAL ESTATE INVESTMENT TRUST                                                                           98,473
      170,503  SENIOR HOUSING PROPERTIES TRUST                                                                            3,544,757
      126,000  SUNTEC REIT                                                                                                  116,526
           17  TOKYU REIT INCORPORATED                                                                                       83,426
           21  TOP REIT INCORPORATED                                                                                         95,965
       80,211  WASHINGTON REAL ESTATE INVESTMENT TRUST                                                                    2,234,678
        4,064  YAZICILAR HOLDING AS                                                                                          23,651
                                                                                                                         37,995,596
                                                                                                                    ---------------
RENTAL AUTO/EQUIPMENT: 0.02%
       78,823  UNITED RENTALS INCORPORATED+                                                                                 595,114
                                                                                                                    ---------------
RETAIL: 0.09%
        2,534  CARPETRIGHT PLC                                                                                               35,992
       24,000  CHOW SANG SANG HOLDINGS INTERNATIONAL LIMITED                                                                 27,456
      112,297  SIGNET JEWELERS LIMITED+                                                                                   3,235,277
                                                                                                                          3,298,725
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 195


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
RETAIL DEPARTMENT STORES: 0.04%
       60,764  MEN'S WEARHOUSE INCORPORATED                                                                         $     1,297,919
                                                                                                                    ---------------
RETAIL FOOD: 0.00%
        1,600  OHSHO FOOD SERVICE CORPORATION                                                                                44,698
                                                                                                                    ---------------
RETAIL-AUTOMOBILE: 0.00%
          560  GULLIVER INTERNATIONAL COMPANY LIMITED                                                                        23,826
                                                                                                                    ---------------
RETAIL-GROCERY: 0.00%
        9,166  EUROCASH SA                                                                                                   52,376
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.33%
       29,507  A SCHULMAN INCORPORATED                                                                                      695,185
        8,000  ACHILLES CORPORATION                                                                                          12,516
          445  AFRICA ISRAEL INVESTMENTS LIMITED                                                                              4,781
       12,859  ANSELL LIMITED                                                                                               131,722
        3,000  BANDO CHEMICAL INDUSTRIES LIMITED                                                                              8,948
        7,323  BRIDGESTONE CORPORATION                                                                                      254,914
       55,500  BRIDGESTONE CORPORATION                                                                                      973,257
      161,027  CHENG SHIN RUBBER INDUSTRY COMPANY LIMITED                                                                   311,285
        6,271  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN CLASS B                                                      437,448
       81,244  COOPER TIRE & RUBBER COMPANY                                                                               1,425,020
       10,640  HANKOOK TIRE COMPANY LIMITED                                                                                 212,818
          320  HEXPOL AB                                                                                                      3,344
      116,401  JARDEN CORPORATION                                                                                         3,731,816
       14,000  KUREHA CORPORATION                                                                                            65,710
        3,000  MITSUBOSHI BELTING COMPANY LIMITED                                                                            13,203
       66,771  NAN KANG RUBBER TIRE COMPANY LIMITED                                                                          85,149
        4,700  NIFCO INCORPORATED                                                                                           106,014
        4,000  NIPPON VALQUA INDUSTRIES LIMITED                                                                               7,834
          900  NITTA CORPORATION                                                                                             13,250
        4,000  OKAMOTO INDUSTRIES INCORPORATED                                                                               16,253
      121,614  PIRELLI & COMPANY SPA                                                                                         60,856
       70,700  SEALED AIR CORPORATION                                                                                     1,444,401
       15,100  SUMITOMO RUBBER INDUSTRIES                                                                                   123,050
        1,000  TENMA CORPORATION                                                                                             11,199
        6,500  TOKAI RUBBER INDUSTRIES INCORPORATED                                                                          84,574
       19,000  TOYO TIRE & RUBBER COMPANY LIMITED                                                                            42,557
       63,000  TSRC CORPORATION                                                                                              74,447
        2,800  UPONOR OYJ                                                                                                    49,869
       37,978  WEST PHARMACEUTICAL SERVICES INCORPORATED                                                                  1,479,243
       27,000  YOKOHAMA RUBBER COMPANY LIMITED                                                                              116,090
                                                                                                                         11,996,753
                                                                                                                    ---------------
SCHOOLS: 0.00%
        9,288  ABC LEARNING CENTRES LIMITED+(a)                                                                                   0
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.80%
       36,607  ABERDEEN ASSET MANAGEMENT PLC                                                                                 64,079
        3,567  AGF MANAGEMENT LIMITED                                                                                        54,919
      115,852  AMERIPRISE FINANCIAL INCORPORATED                                                                          4,637,556
       14,974  ASX LIMITED                                                                                                  489,282
        6,103  AZIMUT HOLDING SPA                                                                                            70,345
        5,410  BLACKROCK INCORPORATED (NEW YORK)                                                                          1,183,708
      216,758  BMF BOVESPA SA                                                                                             1,420,145
        8,704  BREWIN DOLPHIN LIMITED                                                                                        16,616
       39,400  BURSA MALAYSIA BHD                                                                                            84,226
       11,765  CABCHARGE AUSTRALIA LIMITED                                                                                   58,624

                   196 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
      170,990  CAPITAL SECURITIES CORPORATION+                                                                      $        82,636
      116,990  CHARLES SCHWAB CORPORATION                                                                                 2,142,087
      398,990  CHINA MERCHANTS BANK COMPANY LIMITED                                                                         982,806
        6,402  CLOSE BROTHERS GROUP PLC                                                                                      65,843
        8,523  CME GROUP INCORPORATED                                                                                     2,571,304
       30,397  CRITERIA CAIXACORP SA                                                                                        139,071
       19,780  DAEWOO SECURITIES COMPANY LIMITED+                                                                           329,979
      155,000  DAIWA SECURITIES GROUP INCORPORATED                                                                          765,884
        1,056  DUNDEE CORPORATION CLASS A+                                                                                   13,328
    2,505,220  E*TRADE FINANCIAL CORPORATION+                                                                             4,033,404
        5,124  F&C ASSET MANAGEMENT PLC                                                                                       4,332
       46,304  FEDERATED INVESTORS INCORPORATED CLASS B                                                                   1,158,063
       19,540  FRANKLIN RESOURCES INCORPORATED                                                                            1,987,609
       40,543  GOLDMAN SACHS GROUP INCORPORATED                                                                           6,338,898
       11,470  GREENHILL & COMPANY INCORPORATED                                                                             819,532
       83,585  GRUPO FINANCIERO BANORTE SA DE CV                                                                            313,058
      142,925  GRUPO FINANCIERO INBURSA SA DE CV                                                                            495,491
       23,044  HANA FINANCIAL GROUP INCORPORATED                                                                            665,552
        2,480  HELLENIC EXCHANGES SA HOLDING                                                                                 23,233
       92,500  HONG KONG EXCHANGES & CLEARING LIMITED                                                                     1,547,993
       18,000  HONG LEONG SINGAPORE FINANCE LIMITED                                                                          38,415
       15,167  HYUNDAI SECURITIES COMPANY                                                                                   170,643
        1,500  ICHIYOSHI SECURITIES COMPANY LIMITED                                                                           9,944
        4,500  IGM FINANCIAL INCORPORATED                                                                                   183,900
        8,280  INDIA INFOLINE LIMITED                                                                                        20,545
       31,883  INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                    3,420,727
       15,631  INTERMEDIATE CAPITAL GROUP PLC                                                                                57,774
      195,224  INVESCO LIMITED                                                                                            3,826,390
       22,800  INVESTEC LIMITED                                                                                             160,759
       48,235  INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                                    820,960
        9,000  JAPAN SECURITIES FINANCE COMPANY LIMITED                                                                      64,629
       19,680  JARDINE STRATEGIC HOLDINGS LIMITED                                                                           324,720
       37,000  KIM ENG HOLDINGS LIMITED                                                                                      51,853
       86,600  KIM ENG SECURITIES THAILAND PCL                                                                               28,024
        9,528  KINNEVIK INVESTMENT AB                                                                                       155,686
      107,773  KNIGHT CAPITAL GROUP INCORPORATED+                                                                         1,739,456
       71,600  LEGG MASON INCORPORATED                                                                                    1,850,860
        5,823  LONDON STOCK EXCHANGE GROUP PLC                                                                               59,045
       30,727  MACQUARIE GROUP LIMITED                                                                                    1,246,349
        2,000  MARUSAN SECURITIES COMPANY LIMITED                                                                            11,548
      131,000  MASTERLINK SECURITIES CORPORATION                                                                             52,077
        3,004  MIRAE ASSET SECURITIES COMPANY LIMITED                                                                       152,803
        3,000  MITO SECURITIES COMPANY LIMITED                                                                                7,057
       35,000  MIZUHO INVESTORS SECURITIES COMPANY LIMITED                                                                   36,243
        1,057  MLP AG                                                                                                        10,180
      117,852  MORGAN STANLEY                                                                                             3,321,069
       72,433  NASDAQ STOCK MARKET INCORPORATED+                                                                          1,349,427
      294,800  NOMURA HOLDINGS INCORPORATED                                                                               2,176,699
          137  NYSE EURONEXT                                                                                                  3,580
      114,931  NYSE EURONEXT (PARIS) INCORPORATED                                                                         3,031,880
       19,000  OKASAN HOLDINGS INCORPORATED                                                                                  84,901
       50,297  OPTIONSXPRESS HOLDINGS INCORPORATED                                                                          795,196
           12  PACIFIC MANAGEMENT CORPORATION+(a)                                                                                 0
          643  PARTNERS GROUP                                                                                                81,284
       33,100  PHATRA SECURITIES PCL                                                                                         17,118
       22,821  PIPER JAFFRAY COMPANIES INCORPORATED+                                                                        987,921
       13,912  PLATINUM ASSET MANAGEMENT LIMITED                                                                             71,067

                   Wells Fargo Advantage Master Portfolios 197


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
      225,828  POLARIS SECURITIES COMPANY LIMITED+                                                                  $       110,546
      136,250  PRESIDENT SECURITIES CORPORATION                                                                              75,193
          710  RATHBONE BROTHERS                                                                                              8,856
       44,527  RAYMOND JAMES FINANCIAL INCORPORATED<<                                                                     1,151,468
       11,605  RELIANCE CAPITAL LIMITED                                                                                     197,956
            4  RISA PARTNERS INCORPORATED                                                                                     2,301
        6,157  SAMSUNG SECURITIES COMPANY LIMITED                                                                           328,579
        2,428  SCHRODERS PLC                                                                                                 36,430
       34,068  STIFEL FINANCIAL CORPORATION+                                                                              1,863,520
       32,336  T. ROWE PRICE GROUP INCORPORATED                                                                           1,639,112
       56,800  TA ENTERPRISES BHD                                                                                            11,342
       33,038  TD AMERITRADE HOLDING CORPORATION+                                                                           577,835
        3,367  TMX GROUP INCORPORATED                                                                                        92,639
       23,000  TOKAI TOKYO SECURITIES COMPANY LIMITED                                                                        88,536
        7,124  TONG YANG INVESTMENT BANK                                                                                     65,104
       11,000  UOB-KAY HIAN HOLDINGS LIMITED                                                                                 12,442
          189  VAN LANSCHOT NV                                                                                                8,491
       13,810  WOORI INVESTMENT & SECURITIES COMPANY LIMITED                                                                176,807
       18,000  YAMANASHI CHOU BANK LIMITED                                                                                   76,178
                                                                                                                         65,503,667
                                                                                                                    ---------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 0.06%
       88,973  APPLIED MICRO CIRCUITS CORPORATION+                                                                          795,419
       26,218  CABOT MICROELECTRONICS CORPORATION+                                                                          928,117
       44,000  ELAN MICROELECTRONICS CORPORATION                                                                             62,833
       19,200  ELPIDA MEMORY INCORPORATED+                                                                                  343,394
        8,800  SUMCO CORPORATION                                                                                            159,568
                                                                                                                          2,289,331
                                                                                                                    ---------------
SHIP BUILDING: 0.00%
        9,718  AUSTAL LIMITED                                                                                                21,251
       39,000  CSBC CORPORATION TAIWAN                                                                                       31,616
                                                                                                                             52,867
                                                                                                                    ---------------
SOCIAL SERVICES: 0.02%
      123,000  AAPICO HITECH PUBLIC COMPANY LIMITED                                                                          33,108
        2,077  BUREAU VERITAS SA                                                                                            105,292
       48,902  G4S PLC                                                                                                      201,849
       10,072  MAHINDRA & MAHINDRA GDR                                                                                      223,598
        2,690  SAVILLS PLC                                                                                                   12,781
                                                                                                                            576,628
                                                                                                                    ---------------
SOFTWARE: 0.04%
       25,407  MANTECH INTERNATIONAL CORPORATION CLASS A+                                                                 1,254,598
        5,981  SALMAT LIMITED                                                                                                22,298
                                                                                                                          1,276,896
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.46%
       37,679  ADELAIDE BRIGHTON LIMITED                                                                                     80,030
       93,738  AMBUJA CEMENTS LIMITED                                                                                       217,445
       38,000  ANHUI CONCH CEMENT COMPANY LIMITED                                                                           225,195
      108,000  ASAHI GLASS COMPANY LIMITED                                                                                1,078,237
      216,825  ASIA CEMENT CORPORATION                                                                                      198,758
       11,219  ASSOCIATED CEMENT COMPANIES LIMITED+                                                                         224,623
       47,257  BORAL LIMITED                                                                                                227,429

                   198 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (continued)
        6,701  BRICKWORKS LIMITED                                                                                   $        73,867
        3,000  BUNKA SHUTTER COMPANY LIMITED                                                                                  8,644
        3,462  BUZZI UNICEM SPA                                                                                              43,039
       11,173  CEMENTOS BIO-BIO SA                                                                                           24,592
        2,855  CEMENTOS LIMA SA                                                                                              28,069
    1,148,311  CEMEX SAB DE CV+                                                                                           1,102,624
       21,000  CENTRAL GLASS COMPANY LIMITED                                                                                 96,438
       29,980  CHINA INTERNATIONAL MARINE CONTAINERS COMPANY LIMITED CLASS B                                                 42,099
        1,900  CHOFU SEISAKUSHO COMPANY LIMITED                                                                              45,508
          116  CIMENTS FRANCAIS SA                                                                                           10,148
       13,097  CIMPOR CIMENTOS DE PORTUGAL SA                                                                                96,783
        5,200  CLEANUP CORPORATION                                                                                           41,204
      193,476  CORNING INCORPORATED                                                                                       3,410,982
       31,132  CRH PLC                                                                                                      709,242
       50,808  EAGLE MATERIALS INCORPORATED                                                                               1,198,561
           27  FORBO HOLDING AG                                                                                               9,218
        1,265  GERRESHEIMER AG+                                                                                              39,100
      142,376  GOLDSUN DEVELOPMENT & CONSTRUCTION COMPANY LIMITED                                                            54,158
        5,984  HEIDELBERGCEMENT AG                                                                                          304,943
       10,822  HOLCIM LIMITED                                                                                               715,758
      189,500  INDOCEMENT TUNGGAL PRAKARSA TBK PT                                                                           278,109
        3,427  ITALCEMENTI SPA                                                                                               37,378
        2,435  ITALCEMENTI SPA RNC                                                                                           14,987
       34,507  JAMES HARDIE INDUSTRIES NV                                                                                   230,083
      143,000  K WAH INTERNATIONAL HOLDINGS LIMITED                                                                          49,373
        9,166  LAFARGE SA                                                                                                   594,465
        7,300  MADRAS CEMENTS LIMITED                                                                                        17,575
        9,000  NICHIAS CORPORATION                                                                                           39,001
        9,000  NIHON YAMAMURA GLASS COMPANY LIMITED                                                                          29,884
       33,000  NIPPON ELECTRIC GLASS COMPANY LIMITED                                                                        428,634
       43,322  OWENS CORNING INCORPORATED+                                                                                1,019,367
       12,000  PANAHOME CORPORATION                                                                                          82,526
       55,957  PRETORIA PORTLAND CEMENT COMPANY LIMITED                                                                     235,494
       34,675  REXAM PLC                                                                                                    147,567
          100  ROCKWOOL INTERNATIONAL AS                                                                                      9,770
          887  SA DES CIMENTS VICAT                                                                                          67,165
       12,000  SANKYO-TATEYAMA HOLDINGS INCORPORATED                                                                         15,263
       23,000  SANWA SHUTTER CORPORATION                                                                                     67,567
      163,000  SEMEN GRESIK PERSERO TBK PT                                                                                  132,705
       15,730  SIG PLC                                                                                                       27,487
           99  SIKA AG                                                                                                      138,605
        4,510  SUEZ CEMENT COMPANY                                                                                           35,899
       40,000  SUMITOMO OSAKA CEMENT COMPANY LIMITED                                                                         67,984
       90,000  TAIHEIYO CEMENT CORPORATION                                                                                  117,508
      375,854  TAIWAN CEMENT CORPORATION                                                                                    346,879
      152,504  TAIWAN GLASS INDUSTRIAL CORPORATION                                                                          136,468
        9,000  TAKARA STANDARD COMPANY LIMITED                                                                               52,575
       18,422  TATA CHEMICALS LIMITED                                                                                       115,075
        2,650  TITAN CEMENT COMPANY SA                                                                                       64,951
       15,100  TOYO SEIKAN KAISHA LIMITED                                                                                   246,780
        4,690  ULTRA TECH CEMENT LIMITED                                                                                    105,798
       87,653  USG CORPORATION+<<                                                                                         1,181,562
      331,800  VANACHAI GROUP PCL                                                                                            29,302
        5,585  WIENERBERGER AG                                                                                               95,516
       14,000  YTL CEMENT BHD                                                                                                16,691
                                                                                                                         16,582,687
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 199


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
TEXTILE MILL PRODUCTS: 0.12%
        7,594  ADITYA BIRLA NUVO LIMITED                                                                            $       138,703
        5,917  CENTURY TEXTILE & INDUSTRIES LIMITED                                                                          61,185
       86,000  CHINA GRAND FORESTRY RESOURCES GROUP LIMITED+                                                                  3,102
       37,000  CHINA HONGXING SPORTS LIMITED                                                                                  4,475
       12,000  DAIWABO COMPANY LIMITED                                                                                       24,177
      408,357  FAR EASTERN TEXTILE COMPANY LIMITED                                                                          441,811
      111,000  FORMOSA TAFFETA COMPANY LIMITED                                                                               82,543
        5,637  GILDAN ACTIVEWEAR INCORPORATED+                                                                              132,916
       19,000  KURABO INDUSTRIES LIMITED                                                                                     34,003
       30,500  KURARAY COMPANY LIMITED                                                                                      391,356
          406  LAKSHMI MACHINE WORKS LIMITED                                                                                 15,493
       46,000  MITSUBISHI RAYON COMPANY LIMITED                                                                             195,194
       24,857  MOHAWK INDUSTRIES INCORPORATED+                                                                            1,282,124
       13,000  NISSHINBO INDUSTRIES INCORPORATED                                                                            127,008
        9,000  NITTO BOSEKI COMPANY LIMITED                                                                                  17,525
        4,393  NYRSTAR                                                                                                       56,826
       68,618  RUENTEX INDUSTRIES LIMITED                                                                                   117,029
        2,100  SEIREN COMPANY LIMITED                                                                                        13,260
       25,603  SPOTLESS GROUP LIMITED                                                                                        66,771
       62,000  TAINAN SPINNING COMPANY LIMITED                                                                               23,777
       79,000  TEIJIN LIMITED                                                                                               232,078
       64,000  TEXWINCA HOLDINGS LIMITED                                                                                     57,634
      123,000  TORAY INDUSTRIES INCORPORATED                                                                                678,372
       81,000  TOYOBO COMPANY LIMITED                                                                                       123,080
       17,000  UNITIKA                                                                                                       13,203
                                                                                                                          4,333,645
                                                                                                                    ---------------
TEXTILES - PRODUCTS: 0.03%
       79,127  ICONIX BRAND GROUP INCORPORATED+                                                                           1,031,025
                                                                                                                    ---------------
THEATERS & ENTERTAINMENT: 0.04%
      106,397  REGAL ENTERTAINMENT GROUP CLASS A                                                                          1,589,571
                                                                                                                    ---------------
TOBACCO PRODUCTS: 0.62%
      195,028  ALTRIA GROUP INCORPORATED                                                                                  3,923,963
       14,600  BRITISH AMERICAN TOBACCO MALAYSIA BHD                                                                        179,976
       91,977  BRITISH AMERICAN TOBACCO PLC                                                                               3,126,795
        2,662  EASTERN TOBACCO+                                                                                              59,990
       91,000  HUABAO INTERNATIONAL HOLDINGS LIMITED                                                                         92,030
       48,874  IMPERIAL TOBACCO GROUP PLC                                                                                 1,524,741
          460  JAPAN TOBACCO INCORPORATED                                                                                 1,669,762
      178,656  PHILIP MORRIS INTERNATIONAL                                                                                8,750,571
       68,500  PT GUDANG GARAM TBK                                                                                          191,154
       15,553  REYNOLDS AMERICAN INCORPORATED                                                                               821,198
        7,900  SOUZA CRUZ SA                                                                                                270,248
       10,000  SWEDISH MATCH AB                                                                                             227,776
       32,312  UNIVERSAL CORPORATION                                                                                      1,714,152
                                                                                                                         22,552,356
                                                                                                                    ---------------
TRANSPORTATION BY AIR: 0.46%
        1,420  AEROPORTS DE PARIS                                                                                           112,146
      264,000  AIR CHINA(a)                                                                                                 233,079
        8,678  AIR FRANCE-KLM                                                                                               115,883
      180,000  AIRASIA BHD+                                                                                                  76,112
       32,900  ALITALIA SPA+(a)                                                                                                   0
      102,000  ALL NIPPON AIRWAYS COMPANY LIMITED                                                                           308,830

                   200 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
TRANSPORTATION BY AIR (continued)
        9,400  ARRIVA PLC                                                                                           $        73,386
       52,544  AUCKLAND INTERNATIONAL AIRPORT LIMITED                                                                        68,241
      174,815  BAE SYSTEMS PLC                                                                                              997,726
       46,000  BEIJING CAPITAL INTERNATIONAL AIRPORT COMPANY LIMITED CLASS H                                                 25,186
       12,300  BOMBARDIER INCORPORATED                                                                                       66,515
       45,583  BRISTOW GROUP INCORPORATED+                                                                                1,650,560
       27,402  BRITISH AIRWAYS PLC<<                                                                                         88,245
       76,000  CATHAY PACIFIC AIRWAYS LIMITED                                                                               141,188
      198,604  CHINA AIRLINES                                                                                                64,400
      159,908  CONTINENTAL AIRLINES INCORPORATED CLASS B+<<                                                               3,303,699
        9,080  DEUTSCHE LUFTHANSA AG                                                                                        135,507
       10,419  EASYJET PLC+                                                                                                  65,788
        1,785  ELBIT SYSTEMS LIMITED                                                                                        109,585
       19,915  EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY                                                                  410,962
      209,878  EVA AIRWAYS CORPORATION                                                                                       79,508
       15,471  FINMECCANICA SPA                                                                                             200,023
           99  FLUGHAFEN ZUERICH AG                                                                                          29,490
       84,349  GMR INFRASTRUCTURE LIMITED+                                                                                  100,256
       27,436  IBERIA LINEAS AEREAS DE ESPANA SA                                                                             82,823
           63  JAZZ AIR INCOME FUND                                                                                             247
      329,735  JETBLUE AIRWAYS CORPORATION+<<                                                                             1,741,001
        3,266  KLOECKNER & COMPANY                                                                                           75,980
           11  KOBENHAVNS LUFTHAVNE                                                                                           2,415
        4,940  KOREAN AIR LINES COMPANY LIMITED+                                                                            247,447
       14,306  LAN AIRLINES SA                                                                                              251,360
       23,067  MALAYSIAN AIRLINE SYSTEM BHD+                                                                                 14,089
       31,410  MEGGITT PLC                                                                                                  132,858
       88,498  QANTAS AIRWAYS LIMITED                                                                                       209,384
        5,200  RYANAIR HOLDINGS PLC ADR+                                                                                    142,844
       22,500  SAS AB+                                                                                                        7,889
       44,200  SINGAPORE AIRLINES LIMITED                                                                                   467,878
       74,242  SKYWEST INCORPORATED                                                                                       1,095,812
       13,260  TAV HAVALIMANLARI HOLDING AS+                                                                                 47,587
       76,300  THAI AIRWAYS INTERNATIONAL PCL                                                                                52,613
        1,458  TRANSAT A.T. INCORPORATED CLASS A                                                                             25,801
       20,000  TRANSMILE GROUP BHD+                                                                                           2,056
       52,361  TURK HAVA YOLLARI ANONIM ORTAKLIGI                                                                           165,903
      193,655  UAL CORPORATION+<<                                                                                         3,321,183
      177,317  VIRGIN BLUE HOLDINGS LIMITED                                                                                  96,936
        1,900  WESTJET AIRLINES LIMITED+                                                                                     24,739
                                                                                                                         16,665,160
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 2.10%
       43,285  AAR CORPORATION+                                                                                             981,704
       17,500  AISIN SEIKI COMPANY LIMITED                                                                                  459,339
        5,200  AKEBONO BRAKE INDUSTRY COMPANY LIMITED                                                                        25,519
        5,547  AMTEK AUTO LIMITED+                                                                                           22,168
        9,293  ASHTEAD GROUP PLC                                                                                             12,023
       10,417  BAJAJ AUTO LIMITED                                                                                           128,217
       17,911  BAJAJ FINSERV                                                                                                410,681
        9,936  BAJAJ HOLDINGS AND INVESTMENT LIMITED+                                                                       134,842
       15,942  BAYERISCHE MOTOREN WERKE AG                                                                                  646,556
       21,474  BBA AVIATION PLC                                                                                              54,714
       64,708  BOMBARDIER INCORPORATED                                                                                      349,923
      114,022  BRUNSWICK CORPORATION                                                                                      1,315,814
       11,900  CAE INCORPORATED                                                                                             100,769

                   Wells Fargo Advantage Master Portfolios 201


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
TRANSPORTATION EQUIPMENT (continued)
        7,000  CALSONIC KANSEI CORPORATION                                                                          $        17,806
       72,000  CHINA HIGH SPEED TRANSMISSION EQUIPMENT GROUP COMPANY LIMITED                                                138,209
       67,150  CHINA MOTOR COMPANY LIMITED                                                                                   38,419
           24  CHONGQING CHANGCHUN AUTOMOBILE CLASS B+                                                                           20
       59,097  CLARCOR INCORPORATED                                                                                       1,935,427
       42,752  COBHAM PLC                                                                                                   157,495
          139  CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES SA                                                                 77,979
      106,518  COSCO PACIFIC LIMITED                                                                                        166,045
       16,000  DAIHATSU MOTOR COMPANY LIMITED                                                                               152,895
       41,985  DAIMLER AG                                                                                                 1,752,798
       49,300  DENSO CORPORATION                                                                                          1,336,197
      490,000  DENWAY MOTORS LIMITED                                                                                        273,970
       94,900  DRB-HICOM BHD                                                                                                 27,727
        3,600  EXEDY CORPORATION                                                                                             80,473
        3,300  FCC COMPANY LIMITED                                                                                           65,929
       30,925  FIAT SPA                                                                                                     325,503
        3,220  FIAT SPA (NON-CONVERTIBLE SAVINGS SHARES)                                                                     22,054
      393,779  FORD MOTOR COMPANY+<<                                                                                      4,622,965
        1,900  FUTABA INDUSTRIAL COMPANY LIMITED                                                                             13,965
       30,951  GENERAL DYNAMICS CORPORATION                                                                               2,245,495
       71,779  GENUINE PARTS COMPANY                                                                                      2,897,000
          115  GEORG FISCHER AG                                                                                              34,792
       58,231  GKN PLC                                                                                                       99,978
       54,327  GOODRICH CORPORATION                                                                                       3,565,481
       31,515  GROUP 1 AUTOMOTIVE INCORPORATED                                                                              875,172
        6,320  GUD HOLDINGS LIMITED                                                                                          55,054
      104,100  HARLEY-DAVIDSON INCORPORATED<<                                                                             2,561,901
       11,054  HERO HONDA MOTORS LIMITED                                                                                    426,204
       33,000  HINO MOTORS LIMITED                                                                                          122,944
      170,000  HONDA MOTOR COMPANY LIMITED                                                                                5,893,410
           25  HONDA MOTOR COMPANY LIMITED ADR                                                                                  865
       66,643  HONEYWELL INTERNATIONAL INCORPORATED                                                                       2,676,383
        6,000  HONG KONG AIRCRAFT ENGINEERING COMPANY LIMITED                                                                76,873
        8,118  HYUNDAI MOBIS+                                                                                             1,039,334
       16,311  HYUNDAI MOTOR COMPANY LIMITED                                                                              1,617,178
      104,000  ISUZU MOTORS LIMITED                                                                                         261,039
       80,084  ITT CORPORATION                                                                                            4,102,703
        2,000  JAPAN AVIATION ELECTRONICS INDUSTRY LIMITED                                                                   14,092
       64,886  JOHNSON CONTROLS INCORPORATED                                                                              2,017,955
       18,000  JTEKT CORPORATION                                                                                            189,228
        1,200  KANTO AUTO WORKS LIMITED                                                                                       8,698
       20,000  KAYABA INDUSTRY COMPANY LIMITED                                                                               65,958
        3,500  KEIHIN CORPORATION                                                                                            61,180
       21,990  KIA MOTORS CORPORATION                                                                                       412,348
      144,063  KING YUAN ELECTRONICS COMPANY LIMITED                                                                         63,110
        9,000  KOITO MANUFACTURING COMPANY LIMITED                                                                          113,355
          924  LINAMAR CORPORATION                                                                                           13,919
        5,100  MAGNA INTERNATIONAL INCORPORATED CLASS A                                                                     290,819
       14,427  MARUTI SUZUKI INDIA LIMITED                                                                                  456,842
      133,000  MAZDA MOTOR CORPORATION                                                                                      350,295
      335,000  MITSUBISHI MOTORS CORPORATION+                                                                               478,868
       62,000  MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED                                                            146,547
        2,336  MTU AERO ENGINES HOLDINGS                                                                                    118,422
        1,900  MUSASHI SEIMITSU INDUSTRY COMPANY LIMITED                                                                     36,163
       22,712  NAVISTAR INTERNATIONAL CORPORATION+                                                                          889,402
       15,000  NGK SPARK PLUG COMPANY LIMITED                                                                               176,937

                   202 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
TRANSPORTATION EQUIPMENT (continued)
       16,000  NHK SPRING COMPANY LIMITED                                                                           $       132,185
        4,000  NIPPON SEIKI COMPANY LIMITED                                                                                  43,356
       14,000  NIPPON SHARYO LIMITED                                                                                         86,353
      206,300  NISSAN MOTOR COMPANY LIMITED                                                                               1,637,025
        6,000  NISSAN SHATAI COMPANY LIMITED                                                                                 46,395
        3,200  NISSIN KOGYO COMPANY LIMITED                                                                                  48,084
       10,000  NOK CORPORATION                                                                                              139,456
        4,960  NOKIAN RENKAAT OYJ                                                                                           124,472
       26,890  NORTHROP GRUMMAN CORPORATION                                                                               1,647,281
       53,790  NOVATEK MICROELECTRONICS CORPORATION LIMITED                                                                 151,446
       63,762  ORBITAL SCIENCES CORPORATION+                                                                              1,176,409
       23,600  ORIENTAL HOLDINGS BHD                                                                                         38,808
        4,000  PRESS KOGYO COMPANY LIMITED                                                                                    7,654
        1,900  PROSAFE PRODUCTION PUBLIC LIMITED+                                                                             3,698
       12,700  PROTON HOLDINGS BHD+                                                                                          15,104
        4,000  RIKEN CORPORATION                                                                                             13,822
       93,092  ROLLS ROYCE GROUP PLC                                                                                        792,062
        2,300  SAAB AB+                                                                                                      31,211
       10,290  SAFRAN SA                                                                                                    242,117
       14,000  SANDEN CORPORATION                                                                                            43,019
       36,757  SANYANG INDUSTRIAL COMPANY LIMITED                                                                            12,836
       13,820  SCANIA AB CLASS B                                                                                            195,191
       61,200  SEMBCORP MARINE LIMITED                                                                                      161,522
       11,000  SHINMAYWA INDUSTRIES LIMITED                                                                                  36,524
        1,800  SHOWA CORPORATION                                                                                             10,880
       86,000  SINOTRUK HONG KONG LIMITED                                                                                    89,632
       96,200  SOMBOON ADVANCE TECHNOLOGY PCL                                                                                38,113
      121,342  SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                  2,320,059
        3,438  STX SHIPBUILDING COMPANY LIMITED+                                                                             35,420
       42,900  SUZUKI MOTOR CORPORATION                                                                                     912,129
          700  TACHI-S COMPANY LIMITED                                                                                        7,012
        3,800  TAKATA CORPORATION                                                                                            84,815
       10,088  TATA MOTORS LIMITED ADR<<                                                                                    163,224
      124,400  TEXTRON INCORPORATED<<                                                                                     2,478,048
       13,600  THAI STANLEY ELECTRIC PCL                                                                                     47,506
        3,692  THALES SA                                                                                                    147,524
       12,763  TOFAS TURK OTOMOBIL FABRIKASI AS                                                                              40,439
        5,300  TOKAI RIKA COMPANY LIMITED                                                                                    95,387
        6,000  TOYODA GOSEI COMPANY LIMITED                                                                                 155,597
        4,400  TOYOTA AUTO BODY COMPANY LIMITED                                                                              69,285
        7,100  TOYOTA BOSHOKU CORPORATION                                                                                   122,589
       18,800  TOYOTA INDUSTRIES CORPORATION                                                                                494,096
       16,316  TRANSDIGN GROUP INCORPORATED                                                                                 819,390
      106,810  TRINITY INDUSTRIES INCORPORATED                                                                            1,797,612
        5,000  TS TECH COMPANY LIMITED                                                                                       85,092
       46,800  UMW HOLDINGS BHD                                                                                              86,165
       55,402  UNIMICRON TECHNOLOGY CORPORATION                                                                              61,927
       81,461  UNITED TECHNOLOGIES CORPORATION                                                                            5,592,298
        2,677  VALEO SA                                                                                                      81,706
       18,900  VOLVO AB CLASS A                                                                                             158,521
       45,380  VOLVO AB CLASS B                                                                                             384,118
          279  VOSSLOH AG                                                                                                    27,391
       56,227  WABTEC CORPORATION                                                                                         2,144,498
      106,000  XINYI GLASS HOLDING COMPANY LIMITED                                                                           81,936
       27,400  YAMAHA MOTOR COMPANY LIMITED                                                                                 364,223
    1,551,500  YARNAPUND PCL                                                                                                 30,031

                   Wells Fargo Advantage Master Portfolios 203


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
TRANSPORTATION EQUIPMENT (continued)
      106,929  YUE LOONG MOTOR                                                                                      $       102,020
        2,058  ZODIAC SA                                                                                                     93,764
                                                                                                                         76,352,566
                                                                                                                    ---------------
TRANSPORTATION SERVICES: 0.44%
        3,310  ANSALDO STS SPA                                                                                               63,775
       15,364  ANTOFAGASTA PLC                                                                                              206,978
        2,050  CARGOTEC CORPORATION                                                                                          55,158
       73,470  CH ROBINSON WORLDWIDE INCORPORATED                                                                         3,918,155
       19,155  CIA DE CONCESSOES RODOVIARIAS                                                                                404,373
      145,000  COMFORTDELGRO CORPORATION LIMITED                                                                            159,885
        1,187  DELEK AUTOMOTIVE SYSTEMS LIMITED                                                                              14,417
       41,277  DEUTSCHE POST AG                                                                                             671,367
        2,000  EXPEDIA INCORPORATED                                                                                          44,480
       94,856  EXPEDITORS INTERNATIONAL WASHINGTON INCORPORATED                                                           3,459,398
       19,115  FIRSTGROUP PLC                                                                                               103,645
        1,636  FRAPORT AG                                                                                                    82,357
        5,254  FREIGHTWAYS LIMITED                                                                                           11,189
       54,386  GATX CORPORATION                                                                                           1,449,387
          798  GLOVIS COMPANY LIMITED+                                                                                       68,111
        1,463  GO-AHEAD GROUP PLC                                                                                            30,294
       15,743  GZI TRANSPORT LIMITED                                                                                          6,085
        1,110  HAMBURGER HAFEN UND LOGISTIK AG                                                                               41,323
        7,587  HANJIN SHIPPING COMPANY LIMITED+                                                                             180,534
       82,279  HERTZ GLOBAL HOLDINGS INCORPORATED+<<                                                                        773,423
       43,853  HUB GROUP INCORPORATED CLASS A+                                                                            1,182,715
       21,000  KAMIGUMI COMPANY LIMITED                                                                                     163,802
        1,700  KINTETSU WORLD EXPRESS INCORPORATED                                                                           44,028
        1,636  KONINKLIJKE VOPAK NV+                                                                                        120,316
        1,506  KOREA EXPRESS COMPANY LIMITED+                                                                                72,840
        2,100  KUEHNE & NAGEL INTERNATIONAL AG                                                                              190,500
       27,037  MACQUARIE ATLAS ROADS LIMITED+                                                                                19,506
        3,000  MARUZEN SHOWA UNYU COMPANY LIMITED                                                                             9,792
       29,635  NATIONAL EXPRESS GROUP PLC                                                                                    91,730
       84,000  NIPPON EXPRESS COMPANY LIMITED                                                                               346,041
          782  OESTERREICHISCHE POST AG                                                                                      21,200
          558  PANALPINA WELTTRANSPORT HOLDINGS AG                                                                           37,399
       41,000  POS MALAYSIA & SERVICES HOLDINGS BHD                                                                          25,162
        1,684  SBS TRANSIT LIMITED                                                                                            2,061
      138,000  SINGAPORE POST LIMITED                                                                                       103,080
      101,500  SINOTRANS SHIPPING LIMITED                                                                                    48,775
       65,000  SMRT CORPORATION LIMITED                                                                                      90,631
       25,848  STAGECOACH GROUP PLC                                                                                          68,933
       18,070  TATA MOTORS LIMITED                                                                                          278,742
       13,632  THE GREAT EASTERN SHIPPING COMPANY LIMITED                                                                    77,792
       37,081  THOMAS COOK GROUP PLC                                                                                        133,324
       15,702  TNT NV                                                                                                       406,446
        4,785  TOGNUM AG                                                                                                     81,769
       57,510  TOLL HOLDINGS LIMITED                                                                                        350,475
        2,911  TRANSFORCE INCORPORATED                                                                                       25,757
        3,158  VITERRA INCORPORATED ADR+                                                                                     28,330
        9,113  WOTIF.COM HOLDINGS LIMITED                                                                                    59,946
        2,000  YOKOGAWA BRIDGE HOLDINGS CORPORATION                                                                          16,298
                                                                                                                         15,841,724
                                                                                                                    ---------------

                   204 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
TRANSPORTATION - MARINE: 0.01%
      203,620  MISC BHD+                                                                                            $       463,384
       70,800  PRECIOUS SHIPPING PCL                                                                                         39,185
       31,652  SHIH WEI NAVIGATION COMPANY LIMITED                                                                           38,883
                                                                                                                            541,452
                                                                                                                    ---------------
WASTE MANAGEMENT: 0.00%
        4,197  BFI CANADA LIMITED                                                                                            73,872
                                                                                                                    ---------------
WATER TRANSPORTATION: 0.34%
           23  A.P. MOLLER-MAERSK A/S                                                                                       167,273
       55,472  ALEXANDER & BALDWIN INCORPORATED                                                                           1,785,089
           58  AP MOLLER-MAERSK AS                                                                                          443,680
      138,666  BERLIAN LAJU TANKER                                                                                            9,061
       45,650  CHINA SHIPPING CONTAINER LINES COMPANY LIMITED CLASS H                                                        18,231
       60,752  CIA SUDAMERICANA DE VAPORES SA+                                                                               49,204
          227  COMPAGNIE MARITIME BELGE SA+                                                                                   6,822
      268,500  COSCO HOLDINGS                                                                                               334,494
        1,300  D S NORDEN                                                                                                    54,634
       12,000  DAIICHI CHUO KISEN KAISHA+                                                                                    31,876
          524  DS TORM AS+                                                                                                    5,609
      303,000  EVERGREEN MARINE CORPORATION (TAIWAN) LIMITED                                                                181,389
       30,000  EZRA HOLDINGS LIMITED                                                                                         47,805
        2,361  FORTH PORTS PLC                                                                                               38,413
       36,111  GENCO SHIPPING & TRADING LIMITED+<<                                                                          758,331
        1,462  HANJIN SHIPPING COMPANY LIMITED+                                                                              20,041
        4,350  HYUNDAI MERCHANT MARINE COMPANY LIMITED+                                                                     109,509
        4,200  IINO KAIUN KAISHA LIMITED                                                                                     23,069
      134,600  INTERNATIONAL CONTAINER TERM SERVICES INCORPORATED                                                            61,281
       61,000  JAYA HOLDINGS LIMITED                                                                                         29,291
       51,000  KAWASAKI KISEN KAISHA LIMITED                                                                                184,839
       23,028  KIRBY CORPORATION+                                                                                           760,154
          300  KOREA LINE CORPORATION+                                                                                       11,122
       14,000  MALAYSIAN BULK CARRIERS BHD                                                                                   12,867
      181,580  MISC BHD                                                                                                     419,625
      121,000  MITSUI OSK LINES LIMITED                                                                                     780,382
       80,000  NEPTUNE ORIENT LINES LIMITED                                                                                 101,302
      144,000  NIPPON YUSEN KABUSHIKI KAISHA                                                                                521,898
        4,000  NISSIN CORPORATION                                                                                             8,149
       19,000  ORIENT OVERSEAS INTERNATIONAL LIMITED                                                                        138,911
       30,880  OVERSEAS SHIPHOLDING GROUP INCORPORATED                                                                    1,373,851
      155,000  PACIFIC BASIN SHIPPING LIMITED                                                                               123,606
       48,131  PETRONET LNG LIMITED                                                                                          77,147
        2,269  PORT OF TAURANGA LIMITED                                                                                      10,995
       73,800  REGIONAL CONTAINER LINES PCL+                                                                                 21,650
       60,493  ROYAL CARIBBEAN CRUISES LIMITED+<<                                                                         1,710,137
          284  SCHMITT INDUSTRIES INCORPORATED                                                                               24,073
       10,900  SCOMI MARINE BHD                                                                                               1,472
        2,000  SHINWA KAIUN KAISHA LIMITED                                                                                    6,258
       35,800  SINCERE NAVIGATION CORPORATION                                                                                42,640
        9,000  STX PAN OCEAN COMPANY LIMITED                                                                                 95,397
       20,000  TAIWAN NAVIGATION COMPANY LIMITED                                                                             24,943
       55,021  TEEKAY CORPORATION                                                                                         1,383,228
       81,840  THORESEN THAI AGENCIES PCL                                                                                    59,651
       58,000  U-MING TRANSPORT CORPORATION                                                                                 110,132
      107,416  YANG MING MARINE TRANSPORT                                                                                    37,846
                                                                                                                         12,217,377
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 205


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
WHOLESALE DISTRIBUTORS: 0.00%
        1,800  MATSUDA SANGYO COMPANY LIMITED                                                                       $        30,998
        4,383  SUPER CHEAP AUTO GROUP LIMITED                                                                                19,640
                                                                                                                             50,638
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.89%
       30,807  AIRGAS INCORPORATED                                                                                        1,975,961
        3,900  ALFRESA HOLDINGS CORPORATION                                                                                 161,320
       40,338  BROWN-FORMAN CORPORATION CLASS B                                                                           2,112,098
        6,400  CANON MARKETING JAPAN INCORPORATED                                                                            84,930
       33,200  CARDINAL HEALTH INCORPORATED                                                                               1,127,804
       99,000  CHINA MENGNIU DAIRY COMPANY                                                                                  295,260
        1,900  DANISCO AS                                                                                                   127,406
       81,200  DEAN FOODS COMPANY+                                                                                        1,184,708
          477  EMS-CHEMIE HOLDINGS AG                                                                                        59,056
       45,547  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                                1,036,194
       54,575  FRESH DEL MONTE PRODUCE INCORPORATED+                                                                      1,059,301
          226  GALENICA AG                                                                                                   84,941
       17,049  GREEN MOUNTAIN COFFEE ROASTERS INCORPORATED+                                                               1,438,765
       39,699  HENRY SCHEIN INCORPORATED+                                                                                 2,256,094
      205,869  INCHCAPE PLC                                                                                                  79,890
       13,120  KT&G CORPORATION                                                                                             726,187
        5,081  LG CHEM LIMITED                                                                                              941,818
          515  LG HAUSYS LIMITED                                                                                             51,060
       10,885  MEDA AB CLASS A                                                                                              121,754
       59,662  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                       3,773,025
       17,300  MEDICEO PALTAC HOLDINGS COMPANY LIMITED                                                                      204,652
        4,337  METRO INCORPORATED                                                                                           168,047
       33,900  NIKE INCORPORATED CLASS B                                                                                  2,291,640
       68,863  NU SKIN ENTERPRISES INCORPORATED                                                                           1,840,019
          630  SOS CUETARA SA+                                                                                                1,952
       95,432  SUPERVALU INCORPORATED                                                                                     1,457,247
        6,800  SUZUKEN COMPANY LIMITED                                                                                      225,021
       54,248  SYSCO CORPORATION                                                                                          1,567,767
        6,200  TOHO PHARMACEUTICAL                                                                                           83,881
       42,017  TRACTOR SUPPLY COMPANY                                                                                     2,299,170
      450,475  UNI-PRESIDENT ENTERPRISES CORPORATION                                                                        500,021
        3,315  UNITED DRUG PLC                                                                                               10,246
       45,446  UNITED NATURAL FOODS INCORPORATED+                                                                         1,334,749
       27,485  UNITED STATIONERS INCORPORATED+                                                                            1,569,668
       17,006  VITERRA INCORPORATED+                                                                                        157,098
                                                                                                                         32,408,750
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.82%
        1,800  ABC-MART INCORPORATED                                                                                         59,463
        3,407  ALESCO CORPORATION LIMITED                                                                                    13,343
       53,485  ARROW ELECTRONICS INCORPORATED+                                                                            1,508,812
          600  AS ONE CORPORATION                                                                                            11,048
        2,500  AUTOBACS SEVEN COMPANY LIMITED                                                                                74,090
          874  BHARAT EARTH MOVERS LIMITED                                                                                   19,214
       52,643  BORGWARNER INCORPORATED                                                                                    1,972,007
        3,478  CELESIO AG                                                                                                   101,323
      215,000  CMC MAGNETICS CORPORATION+                                                                                    55,707
        8,224  COCA-COLA ICECEK URETIM AS                                                                                    76,577
       10,496  DAEWOO INTERNATIONAL CORPORATION+                                                                            328,481
       12,180  DIGITAL CHINA HOLDINGS LIMITED                                                                                19,144
        3,900  ENPLAS CORPORATION                                                                                            71,464

                   206 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
WHOLESALE TRADE-DURABLE GOODS (continued)
      101,445  ESPRIT HOLDINGS LIMITED                                                                              $       723,380
        6,800  FINNING INTERNATIONAL INCORPORATED                                                                           113,743
        3,100  FUJI ELECTRONICS COMPANY LIMITED                                                                              29,449
        4,800  HAKUTO COMPANY LIMITED                                                                                        46,193
       10,381  HALFORDS GROUP                                                                                                71,879
        6,490  HANWHA CHEMICAL (KOREA) CORPORATION                                                                          239,759
       12,000  HANWHA CHEMICAL CORPORATION                                                                                   47,679
       84,033  HILL-ROM HOLDINGS INCORPORATED                                                                             2,205,026
        5,900  HITACHI HIGH-TECHNOLOGIES CORPORATION                                                                        120,796
        2,543  HYOSUNG CORPORATION                                                                                          191,838
        2,200  INABA DENKI SANGYO COMPANY LIMITED                                                                            50,985
       72,874  INGRAM MICRO INCORPORATED+                                                                                 1,289,870
       57,254  INSIGHT ENTERPRISES INCORPORATED+                                                                            732,279
      144,000  ITOCHU CORPORATION                                                                                         1,160,493
        6,000  ITOCHU ENEX COMPANY LIMITED                                                                                   29,309
       24,000  IWATANI INTERNATIONAL CORPORATION                                                                             68,884
       11,000  JAPAN PULP & PAPER COMPANY LIMITED                                                                            38,877
        8,439  JARDINE CYCLE & CARRIAGE LIMITED                                                                             145,763
        9,000  JFE SHOJI HOLDINGS INCORPORATED                                                                               31,099
        3,800  KAGA ELECTRONICS COMPANY LIMITED                                                                              38,537
       34,000  KANEMATSU CORPORATION+                                                                                        26,406
        3,500  KATO SANGYO COMPANY LIMITED                                                                                   57,516
        3,200  KESKO OYJ B SHARES                                                                                           116,034
        6,643  KINGSPAN GROUP PLC                                                                                            45,227
        3,100  KURODA ELECTRIC COMPANY LIMITED                                                                               43,197
           30  KYOCERA CORPORATION                                                                                            2,668
        1,600  LG INTERNATIONAL CORPORATION+                                                                                 39,314
      238,000  LI & FUNG LIMITED                                                                                          1,106,884
       21,210  LITE-ON IT CORPORATION                                                                                        21,195
       59,919  LKQ CORPORATION+                                                                                           1,147,449
        1,300  MACNICA INCORPORATED                                                                                          21,787
       19,647  MARTIN MARIETTA MATERIALS INCORPORATED<<                                                                   1,556,435
           33  MITSUBISHI CORPORATION                                                                                         1,645
      159,300  MITSUI & COMPANY LIMITED                                                                                   2,472,561
          263  MITSUI & COMPANY LIMITED ADR                                                                                  82,190
       10,000  NAGASE & COMPANY LIMITED                                                                                     116,045
       75,000  NISSHIN STEEL COMPANY LIMITED                                                                                138,443
       53,201  OMNICARE INCORPORATED                                                                                      1,440,151
       48,009  OWENS & MINOR INCORPORATED                                                                                 2,143,602
       96,960  PREMIER FOODS PLC                                                                                             51,302
       67,611  PSS WORLD MEDICAL INCORPORATED+                                                                            1,425,916
       28,842  RELIANCE STEEL & ALUMINUM COMPANY                                                                          1,278,854
        1,438  RUSSEL METALS INCORPORATED                                                                                    25,939
        3,100  RYOSHOKU LIMITED                                                                                              76,937
          800  RYOYO ELECTRO CORPORATION                                                                                      7,411
       13,631  SAMSUNG CORPORATION                                                                                          694,536
       98,300  SOJITZ CORPORATION                                                                                           174,815
        1,291  STRAUSS GROUP LIMITED                                                                                         18,943
        7,000  TAT HONG HOLDINGS LIMITED                                                                                      4,482
        2,000  TOKAI CORPORATION                                                                                             11,120
        2,600  TOMEN ELECTRONICS CORPORATION                                                                                 29,440
        3,016  TOROMONT INDUSTRIES LIMITED                                                                                   86,823
        3,700  TOYO CORPORATION                                                                                              29,735
       20,300  TOYOTA TSUSHO CORPORATION                                                                                    291,550
          900  TRUSCO NAKAYAMA CORPORATION                                                                                   13,544
          432  UNI-SELECT INCORPORATED                                                                                       11,828

                   Wells Fargo Advantage Master Portfolios 207


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
WHOLESALE TRADE-DURABLE GOODS (continued)
        2,100  VALOR COMPANY LIMITED                                                                                $        17,137
       12,989  WOLSELEY PLC                                                                                                 306,987
       87,945  WPG HOLDINGS COMPANY LIMITED                                                                                 141,765
       27,480  WW GRAINGER INCORPORATED                                                                                   2,793,342
        2,000  YOKOHAMA REITO COMPANY                                                                                        13,912
       10,000  YUASA TRADING COMPANY LIMITED                                                                                  7,913
                                                                                                                         29,779,491
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $3,418,002,852)                                                                             3,477,917,129
                                                                                                                    ---------------
RIGHTS: 0.00%
        6,355  ASSECO POLAND SA (INFORMATION TECHNOLOGY)+(a)                                                                      0
       18,436  CHARTER HALL GROUP (REAL ESTATE)+(a)                                                                             909
          640  EMPORIKI BANK (FINANCIAL SERVICES)+(a)                                                                            25
      682,362  G J STEEL PCL (PRIMARY METAL INDUSTRIES)+(a)                                                                   2,889
        2,735  HEBEI COALCHEM HOLDINGS LIMITED (HOLDING COMPANIES)+(a)                                                            0
        8,057  LEND LEASE GROUP (REAL ESTATE)+                                                                                    0
       23,067  MALAYSIAN AIRLINE SYSTEM BERHAD (TRANSPORTATION BY AIR)+(a)                                                    3,319
       28,268  MARFIN INVESTMENT GROUP SA (INVESTMENT COMPANIES)+                                                               385
        3,413  MMX MINERACAO METALICOS SA (PRIMARY METAL INDUSTRIES)+                                                        10,671
      222,700  MULPHA INTERNATIONAL BERHAD (HOLDING COMPANIES)+(a)                                                            1,308
TOTAL RIGHTS (COST $12,381)                                                                                                  19,506
                                                                                                                    ---------------

                                                                                                       EXPIRATION
                                                                                                          DATE
                                                                                                     -------------
WARRANTS: 0.00%
        2,479  BEACH ENERGY LIMITED (OIL & GAS EXTRACTION)+                                            06/30/2010                13
        1,583  BURU ENERGY LIMITED (OIL & GAS EXTRACTION)+                                             10/10/2010                13
        1,037  FONCIERE DES REGIONS SA (REAL ESTATE)+                                                  12/31/2010               693
       15,346  GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURE SERVICES)+                                   07/23/2012             1,310
        2,200  GOODPACK LIMITED (TRANPORTATION EQUIPMENT)+                                             11/30/2012             1,142
        3,300  IJM LAND BHD (REAL ESTATE)+                                                             09/11/2013             1,056
      203,875  MATAHARI PUTRA PRIMA (GENERAL MERCHANDISE STORES)+                                      07/12/2010             4,106
        2,065  MEDIA PRIMA BERHAD (HOLDING COMPANIES)+                                                 12/31/2014               324
       11,007  MEDIOBANCA SPA (BANKING)+                                                               03/18/2011             1,334
       17,515  OSIM INTERNATIONAL LIMITED (MEASURING, ANALYZING, & CONTROLLING
               INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS)+                                    06/23/2011             4,673
          321  RESOLUTE MINING LIMITED (METAL MINING)+                                                 12/31/2011               115
          700  TAT HONG HOLDINGS LIMITED (WHOLESALE TRADE-DURABLE GOODS)+                              08/02/2013                25
       16,423  UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)+                               06/30/2011               745
TOTAL WARRANTS (COST $1,481)                                                                                                 15,549
                                                                                                                    ---------------

                                                                                         DIVIDEND
                                                                                          YIELD
                                                                                      -------------
PREFERRED STOCKS: 0.89%
       78,069  ALL AMERICA LATINA LOGISTICA (TRANSPORTATION)                               0.56%                            111,456
      196,115  BANCO BRADESCO SA (DEPOSITORY INSTITUTIONS)                                 2.69                           3,380,451
      255,331  BANCO ITAU HOLDING FINANCEIRA SA (DEPOSITORY INSTITUTIONS)                  2.96                           5,157,060
        2,478  BAYERISCHE MOTOREN WERKE AG (AUTO MANUFACTURERS)                            0.00                              75,750
       25,100  BRADESPAR SA (INVESTMENT COMPANIES)                                         2.94                             547,654
       19,900  CENTRAIS ELECTRICAS BRASILEIRAS SA PREFERRED B (UTILITIES)                  6.57                             315,929
       18,694  CIA DE BEBIDAS DAS AMERICAS (BREWERY)                                       3.25                           1,800,144
       38,346  CIA ENERGETICA DE MINAS GERAIS (ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                          5.12                             630,418
      231,730  COMPANHIA VALE DO RIO DOCE CLASS A (METAL MINING)                           2.29                           5,699,803

                   208 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

                                                                                         DIVIDEND
    SHARES     SECURITY NAME                                                              YIELD                          VALUE
-------------  ---------------------------------------------------------------------  -------------                 ---------------
PREFERRED STOCKS (continued)
        8,213  EMBOTELLADORA ANDINA SA CLASS A (FOOD & KINDRED PRODUCTS)                   5.58%                    $        21,912
        7,326  EMBOTELLADORA ANDINA SA CLASS B (FOOD & KINDRED PRODUCTS)                   5.02                              23,887
        1,069  FIAT SPA (AUTO MANUFACTURERS)                                               0.00                               6,961
        3,183  FRESENIUS AG (HEALTHCARE PRODUCTS)                                          1.37                             223,858
          264  FUCHS PETROLUB AG (OIL & GAS EXTRACTION)                                    2.48                              23,219
       75,602  GERDAU SA (PRIMARY METAL INDUSTRIES)                                        1.12                           1,106,534
        7,581  HENKEL KGAA (HOUSEHOLD PRODUCTS)                                            0.00                             390,558
        1,021  HONG KONG ENERGY HOLDINGS LIMITED (ENERGY)                                  0.00                                  55
          588  HUGO BOSS AG (APPAREL)                                                      5.56                              19,936
      337,096  INVESTIMENTOS ITAU SA (HOLDING COMPANIES)                                   3.33                           2,156,340
          518  ISTITUTO FINANZIARIO INDUSTRIALE SPA (HOLDING COMPANIES)                    6.01                               4,352
        5,767  MALAYSIAN AIRLINE (TRANSPORTATION BY AIR)                                   0.00                               1,168
       30,156  METALURGICA GERDAU SA (PRIMARY METAL INDUSTRIES)                            1.60                             548,170
      358,704  PETROLEO BRASILEIRO SA (OIL & GAS EXTRACTION)                               3.04                           6,869,792
        3,463  PORSCHE AG (AUTO MANUFACTURERS)                                             0.14                             173,998
          786  PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                                    0.19                              11,516
        1,544  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                  7.75                             122,065
           67  SHINKIN CENTRAL BANK (BANKS)                                                1.43                             127,899
       10,037  SWEDBANK AB (FINANCIAL SERVICES)                                            0.00                              95,868
       34,080  TA GLOBAL BERHAD (REAL ESTATE)                                              0.00                               3,453
       31,177  TELE NORTE LESTE PARTICIPACOES SA (COMMUNICATIONS)                         10.00                             539,988
        3,803  TELECOMUNICACOES DE SAO PAULO SA (TELECOMMUNICATIONS)                       7.61                              82,914
        3,078  TELEMAR NORTE LESTE SA (TELECOMMUNICATIONS)                                 6.98                              88,057
       68,500  TIM PARTICIPACOES SA (COMMUNICATIONS)                                       2.15                             194,832
       18,590  UNIPOL (INSURANCE COMPANIES)                                                0.00                              13,897
       31,601  USINAS SIDERURGICAS DE MINAS GERAIS SA CLASS A (PRIMARY METAL
               INDUSTRIES)                                                                 2.61                             897,415
       18,477  VIVO PARTICIPACOES SA (TELECOMMUNICATIONS)                                  5.73                             502,017
        5,167  VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                    3.32                             420,732
TOTAL PREFERRED STOCKS (COST $27,025,315)                                                                                32,390,058
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING: 4.06%

                                                                                          YIELD
                                                                                      -------------
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.25%
    9,157,789  DWS MONEY MARKET SERIES INSTITUTIONAL(u)                                   0.11                            9,157,789
                                                                                                                    ---------------

  PRINCIPAL                                                                           INTEREST RATE  MATURITY DATE
-------------                                                                         -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 3.81%
$     261,651  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                             0.25        03/02/2010           261,646
    1,046,604  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                             0.25        03/03/2010         1,046,604
      654,128  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                             0.26        03/04/2010           654,104
      523,302  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                             0.26        03/05/2010           523,280
    1,242,843  ANGLO IRISH BANK CORPORATION++                                              0.25        03/03/2010         1,242,808
      117,743  ANTALIS US FUNDING CORPORATION++(p)                                         0.18        03/05/2010           117,739
      654,128  ANTALIS US FUNDING CORPORATION++(p)                                         0.20        03/08/2010           654,095
      784,953  ASB BANK++                                                                  0.17        03/08/2010           784,920
      392,477  AUTOBAHN FUNDING COMPANY LLC++(p)                                           0.20        03/03/2010           392,468
    1,793,488  AUTOBAHN FUNDING COMPANY LLC++(p)                                           0.22        03/15/2010         1,793,312
    2,747,337  BANK OF AMERICA NATIONAL TRUST & SAVINGS ASSOCIATION (CAYMAN ISLANDS)       0.10        03/01/2010         2,747,337
    6,017,976  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
               BACKED SECURITIES (MATURITY VALUE $6,018,036)                               0.12        03/01/2010         6,017,976
    1,308,256  BANK OF IRELAND                                                             0.50        03/02/2010         1,308,256
    2,617,427  BARTON CAPITAL CORPORATION++(p)                                             0.17        03/02/2010         2,617,390
      130,826  BEETHOVEN FUNDING CORPORATION++(p)                                          0.30        03/03/2010           130,821
      130,826  BEETHOVEN FUNDING CORPORATION++(p)                                          0.30        03/04/2010           130,820

                   Wells Fargo Advantage Master Portfolios 209


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     287,816  BEETHOVEN FUNDING CORPORATION++(p)                                          0.30%       03/05/2010   $       287,802
      261,651  BELMONT FUNDING LLC++(p)                                                    0.35        03/03/2010           261,641
    6,017,976  BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES
               (MATURITY VALUE $6,018,036)                                                 0.12        03/01/2010         6,017,976
    3,728,528  BPCE SA++                                                                   0.20        03/12/2010         3,728,259
      523,302  CALCASIEU PARISH LA+/-ss                                                    0.31        12/01/2027           523,302
      719,541  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                 0.26        06/01/2028           719,541
    2,616,511  CALYON (NEW YORK)                                                           0.25        03/18/2010         2,616,608
    3,139,813  CANCARA ASSET SECURITIZATION LIMITED++(p)                                   0.20        03/12/2010         3,139,587
      346,361  COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                   0.23        10/01/2038           346,361
    1,046,604  COOK COUNTY IL+/-ss                                                         0.23        11/01/2030         1,046,604
    2,878,162  DANSKE BANK A/S COPENHAGEN                                                  0.20        03/02/2010         2,878,162
    2,354,860  DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                                0.31        12/15/2037         2,354,860
      941,944  DEXIA BANK (GRAND CAYMAN)                                                   0.22        03/05/2010           941,944
      915,779  DEXIA DELAWARE LLC                                                          0.22        03/01/2010           915,768
    1,177,430  DEXIA DELAWARE LLC                                                          0.22        03/04/2010         1,177,394
    3,074,401  ENI COORDINATION CENTER SA++                                                0.18        03/03/2010         3,074,339
    1,439,081  FORTIS BANK NV SA                                                           0.18        03/01/2010         1,439,081
      588,715  FORTIS BANK NV SA                                                           0.18        03/03/2010           588,715
      883,073  FORTIS BANK NV SA                                                           0.18        03/04/2010           883,073
      654,128  GDF SUEZ++                                                                  0.18        03/16/2010           654,072
    1,413,178  GDF SUEZ++                                                                  0.18        03/17/2010         1,413,051
    3,329,510  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $3,329,543)                      0.12        03/01/2010         3,329,510
    3,663,116  GOTHAM FUNDING CORPORATION++(p)                                             0.17        03/01/2010         3,663,081
    2,616,511  GRAMPIAN FUNDING LLC++(p)                                                   0.23        03/12/2010         2,616,294
    6,818,275  GRYPHON FUNDING LIMITED(a)(i)                                               0.00        08/05/2010         2,790,038
    1,831,558  GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                    0.13        05/01/2023         1,831,558
    1,327,879  GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                    0.13        07/01/2034         1,327,879
      215,862  HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                       0.23        11/01/2042           215,862
    1,962,383  HOUSTON TX UTILITY SYSTEM+/-ss                                              0.19        05/15/2034         1,962,383
      654,128  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                     0.22        07/01/2029           654,128
      261,651  INDIANA MUNICIPAL POWER AGENCY+/-ss                                         0.23        01/01/2018           261,651
      392,477  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                      0.23        04/15/2025           392,477
    3,663,116  KOCH RESOURCES LLC++                                                        0.17        03/02/2010         3,663,064
    3,663,116  LLOYDS TSB BANK PLC                                                         0.17        03/04/2010         3,663,116
      327,064  LMA AMERICAS LLC++(p)                                                       0.17        03/05/2010           327,055
    4,323,785  MASSACHUSETTS HEFA+/-ss                                                     0.19        10/01/2034         4,323,785
    3,663,116  METLIFE SHORT TERM FUND++(p)                                                0.19        03/12/2010         3,662,864
      470,972  MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                   0.16        02/01/2036           470,972
      287,816  NATIONWIDE BUILDING SOCIETY++                                               0.18        03/15/2010           287,793
    3,663,116  NATIXIS                                                                     0.21        03/18/2010         3,663,125
      261,651  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                    0.23        01/01/2018           261,651
    3,067,859  NEW YORK STATE DORMITORY AUTHORITY+/-ss                                     0.17        07/01/2034         3,067,859
    2,276,365  NEWPORT BEACH CA REVENUE+/-ss                                               0.19        12/01/2040         2,276,365
       58,872  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                                0.20        03/05/2010            58,870
    1,046,604  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                                0.20        03/16/2010         1,046,506
      764,675  NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                    0.22        01/01/2034           764,675
    3,087,483  REGENCY MARKETS #1 LLC++(p)                                                 0.18        03/17/2010         3,087,205
    3,663,116  RHEIN-MAIN SECURITIZATION LIMITED++(p)                                      0.18        03/05/2010         3,663,006
    1,622,237  RHEINGOLD SECURITISATION LIMITED++(p)                                       0.20        03/10/2010         1,622,138
    3,532,290  ROYAL BANK OF SCOTLAND                                                      0.20        03/18/2010         3,532,290
    2,878,162  SANPAOLO IMI BANK (NEW YORK)                                                0.17        03/01/2010         2,878,164
      130,826  SOCIETE GENERALE NORTH AMERICA                                              0.17        03/04/2010           130,822
    2,616,511  SOCIETE GENERALE NORTH AMERICA                                              0.19        03/18/2010         2,616,249

                   210 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   2,178,246  SURREY FUNDING CORPORATION++(p)                                             0.18%       03/19/2010   $     2,178,028
    1,574,747  TASMAN FUNDING INCORPORATED++(p)                                            0.20        03/15/2010         1,574,607
    1,177,430  TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                           0.14        07/01/2032         1,177,430
    1,831,558  UBS AG (STAMFORD CT)                                                        0.15        03/09/2010         1,831,542
    3,663,116  UNICREDITO ITALIANO (NEW YORK)                                              0.22        03/10/2010         3,663,116
      392,477  VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                           0.21        12/15/2040           392,477
    8,732,474  VFNC CORPORATION++(a)+/-(i)                                                 0.44        09/30/2010         4,540,887
    3,358,815  WINDMILL FUNDING CORPORATION++(p)                                           0.17        03/03/2010         3,358,752
                                                                                                                        138,260,990
                                                                                                                    ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $146,288,313)                                                             147,418,779
                                                                                                                    ---------------

    SHARES                                                                                YIELD
-------------                                                                         -------------
SHORT-TERM INVESTMENTS: 2.72%
   98,657,561  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(l)(u)                             0.08                          98,657,561
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $98,657,561)                                                                          98,657,561
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,689,987,903)*                                                       103.43%                                  3,756,418,582
OTHER ASSETS AND LIABILITIES, NET                                             (3.43)                                   (124,428,279)
                                                                             ------                                 ---------------
TOTAL NET ASSETS                                                             100.00%                                $ 3,631,990,303
                                                                             ------                                 ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(l)  Investment in an affiliate.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

+/-  Variable rate investments.

(i)  Illiquid security (unaudited).

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)  Rate shown is the 7-day annualized yield at period end.

* Cost for federal income tax purposes is $3,745,831,412 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 314,571,917
Gross unrealized depreciation    (303,984,747)
                                -------------
Net unrealized appreciation     $  10,587,170

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 211


Portfolio of Investments--February 28, 2010

SHORT-TERM INVESTMENT PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
AGENCY NOTES - INTEREST BEARING: 0.39%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.39%
$   1,000,000  FHLMC+/-ss                                                                  0.15%       02/02/2012   $       997,863
                                                                                                                    ---------------
TOTAL AGENCY NOTES - INTEREST BEARING (COST $998,450)                                                                       997,863
                                                                                                                    ---------------
CORPORATE BONDS & NOTES: 1.51%
CONSUMER NON CYCLICALS: 0.04%
      100,000  ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED+/-ss                          0.23        11/15/2029           100,000
                                                                                                                    ---------------
ENERGY : 0.16%
      400,000  SEARIVER MARITIME INCORPORATED+/-ss(i)                                      0.60        10/01/2011           400,000
                                                                                                                    ---------------
FOREIGN BANKS: 0.58%
      500,000  BBVA US SENIOR SAU+/-++                                                     0.30        03/12/2010           499,997
    1,000,000  COMMONWEALTH BANK OF AUSTRALIA+/-++                                         0.36        06/04/2010           999,623
                                                                                                                          1,499,620
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.58%
    1,500,000  BERKSHIRE HATHAWAY INCORPORATED+/-                                          0.23        02/10/2011         1,499,297
                                                                                                                    ---------------
SPECIAL PURPOSE ENTITY: 0.15%
       99,000  GBG LLC CUSTODY RECEIPTS+/-ss++                                             0.30        09/01/2027            99,000
      295,000  LTF REAL ESTATE VRDN I LLC+/-ss++                                           0.25        06/01/2033           295,000
                                                                                                                            394,000
                                                                                                                    ---------------
TOTAL CORPORATE BONDS & NOTES (COST $3,894,007)                                                                           3,892,917
                                                                                                                    ---------------
MUNICIPAL BONDS & NOTES: 7.49%
ALABAMA: 1.94%
    1,000,000  LOWER ALABAMA GAS DISTRICT SUPPLY REVENUE SERIES A (UTILITIES REVENUE,
               SOCIETE GENERALE LOC)+/-ss                                                  0.20        11/01/2027         1,000,000
    4,000,000  SOUTHEAST ALABAMA GAS DISTRICT ALABAMA REVENUE SUPPLY PROJECT SERIES A
               (IDR)+/-ss                                                                  0.15        08/01/2027         4,000,000
                                                                                                                          5,000,000
                                                                                                                    ---------------
CALIFORNIA: 1.71%
    2,000,000  CALIFORNIA PCFA PCR PACIFIC GAS & ELECTRIC COMPANY (IDR LOC)+/-ss           0.14        11/01/2026         2,000,000
      200,000  CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA LOC)+/-ss             0.20        07/01/2035           200,000
      250,000  CALIFORNIA STANFORD HOSPITAL SERIES B (HFA REVENUE, FNMA LOC)+/-ss          0.22        08/01/2036           250,000
      200,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER REVENUE,
               FIRST SECURITY BANK LOC)+/-ss                                               0.16        05/01/2017           200,000
    1,000,000  CALIFORNIA STATEWIDE CDA JOHN MUIR HEALTH SERIES A (HOSPITAL REVENUE,
               UBS AG LOC)+/-ss                                                            0.11        08/15/2036         1,000,000
      250,000  PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-ss       0.18        02/01/2035           250,000
      500,000  RIVERSIDE CA SERIES C (ELECTRIC REVENUE, BANK OF AMERICA NA LOC)+/-ss       0.18        10/01/2035           500,000
                                                                                                                          4,400,000
                                                                                                                    ---------------
COLORADO: 0.45%
      250,000  COLORADO HFA TAXABLE MULTIFAMILY PROJECT B II (HOUSING REVENUE, FNMA
               INSURED)+/-ss                                                               0.22        05/01/2050           250,000
      500,000  DENVER CO CITY & COUNTY SCHOOL DISTRICT SERIES B (LEASE REVENUE,
               AGM INSURED)+/-ss                                                           0.38        12/15/2037           500,000
      400,000  DENVER CO CITY & COUNTY SCHOOL DISTRICT #1 SERIES A (LEASE REVENUE,
               FIRST SECURITY BANK LOC)+/-ss                                               0.31        12/15/2037           400,000
                                                                                                                          1,150,000
                                                                                                                    ---------------

                   212 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

SHORT-TERM INVESTMENT PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FLORIDA: 0.43%
$     500,000  FLORIDA MUNICIPAL POWER AGENCY ALL REQUIREMENTS SUPPLY SERIES C
               (ELECTRIC REVENUE, BANK OF AMERICA NA LOC)+/-ss                             0.15%       10/01/2035   $       500,000
      600,000  PALM BEACH COUNTY FL PINE CREST PREPARATORY SCHOOL PROJECT
               (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)+/-ss                       0.20        06/01/2032           600,000
                                                                                                                          1,100,000
                                                                                                                    ---------------
MASSACHUSETTS: 0.13%
      340,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY BABSON COLLEGE B
               (OTHER REVENUE, CITIBANK NA LOC)+/-ss                                       0.20        10/01/2031           340,000
                                                                                                                    ---------------
MINNESOTA: 0.09%
      245,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES T (HOUSING REVENUE,
               GO OF AUTHORITY INSURED)+/-ss                                               0.23        07/01/2048           245,000
                                                                                                                    ---------------
NEW JERSEY: 0.08%
      195,000  NEW JERSEY STATE HOUSING & MORTGAGE FINANCE AGENCY TAXABLE SERIES 4
               (HOUSING REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                    0.29        11/01/2037           195,000
                                                                                                                    ---------------
OHIO: 0.41%
      442,000  OHIO HFA RESIDENTIAL MORTGAGE SECURITIES PROGRAM (HOUSING REVENUE,
               GNMA INSURED)+/-ss                                                          0.25        09/01/2029           442,000
      219,000  OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I (HOUSING
               REVENUE, GNMA INSURED)+/-ss                                                 0.23        09/01/2039           219,000
      400,000  PARMA OH COMMUNITY GENERAL HOSPITAL SERIES A (OTHER REVENUE,
               JPMORGAN CHASE BANK LOC)+/-ss                                               0.17        11/01/2029           400,000
                                                                                                                          1,061,000
                                                                                                                    ---------------
TENNESSEE: 0.54%
      305,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL BUILDING
               FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                           0.16        07/01/2034           305,000
      410,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL BUILDING
               FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                           0.16        11/01/2035           410,000
      285,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY (OTHER REVENUE,
               BANK OF AMERICA NA LOC)+/-ss                                                0.16        02/01/2036           285,000
      400,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED FINANCING
               REVENUE (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                        0.16        07/01/2038           400,000
                                                                                                                          1,400,000
                                                                                                                    ---------------
TEXAS: 1.71%
    1,000,000  HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE CORPORATION
               YMCA GREATER HOUSTON SERIES B (RECREATIONAL REVENUE, ALLIED IRISH
               BANK LOC)+/-ss                                                              0.24        06/01/2038         1,000,000
      500,000  HOUSTON TX UTILITY SYSTEM SERIES B1 (WATER REVENUE, BANK OF AMERICA
               NA LOC)+/-ss                                                                0.18        05/15/2034           500,000
    1,000,000  MIDLOTHIAN TX INDUSTRIAL DEVELOPMENT CORPORATION (IDR, UBS AG LOC)+/-ss     0.17        08/01/2034         1,000,000
    1,500,000  PORT ARTHUR TX NAVY DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
               ENTERPRISES B (OTHER REVENUE)+/-ss                                          0.14        12/01/2039         1,500,000
      100,000  TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A (OTHER
               REVENUE, NATIONS BANK NA LOC)+/-ss                                          0.23        06/01/2045           100,000
      300,000  TYLER TX HEALTH FACILITIES DEVELOPMENT CORPORATION MOTHER FRANCES
               HOSPITAL SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-ss                       0.20        07/01/2020           300,000
                                                                                                                          4,400,000
                                                                                                                    ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $19,291,000)                                                                         19,291,000
                                                                                                                    ---------------
COMMERCIAL PAPER: 58.65%
      650,000  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++##                           0.14        03/02/2010           649,993
    1,000,000  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++##                           0.20        03/04/2010           999,980

                   Wells Fargo Advantage Master Portfolios 213


Portfolio of Investments--February 28, 2010

SHORT-TERM INVESTMENT PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
$   1,000,000  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++##                           0.21%       03/05/2010   $       999,971
    1,000,000  AMSTEL FUNDING CORPORATION++##(p)                                           0.57        03/15/2010           999,850
    1,000,000  AMSTEL FUNDING CORPORATION++##(p)                                           0.57        03/17/2010           999,830
    1,000,000  AMSTEL FUNDING CORPORATION++##(p)                                           0.72        03/01/2010           999,980
    1,000,000  AMSTEL FUNDING CORPORATION++##(p)                                           0.80        04/30/2010           999,430
      350,000  AMSTERDAM FUNDING CORPORATION++##(p)                                        0.16        03/22/2010           349,927
      250,000  AMSTERDAM FUNDING CORPORATION++##(p)                                        0.16        03/18/2010           249,955
    1,000,000  ANGLO IRISH BANK CORPORATION LIMITED++##                                    0.17        03/03/2010           999,970
    1,000,000  ANTALIS US FUNDING CORPORATION++##(p)                                       0.17        03/09/2010           999,910
    2,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                                   0.32        01/11/2011         1,999,660
    1,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                                   0.38        10/20/2010         1,000,130
    1,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                           0.33        01/12/2011           999,770
    1,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                           0.33        01/10/2011         1,000,000
    1,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                           0.36        12/13/2010           999,610
    1,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                           0.78        07/09/2010         1,001,010
      300,000  ATLANTIC ASSET SECURITIZATION CORPORATION++##(p)                            0.19        04/09/2010           299,895
      500,000  ATLANTIS ONE FUNDING CORPORATION++##(p)                                     0.23        03/08/2010           499,980
    1,000,000  AUTOBAHN FUNDING COMPANY LLC++##(p)                                         0.72        03/01/2010           999,980
    2,000,000  BANK OF NOVA SCOTIA##                                                       0.18        04/14/2010         1,999,740
      400,000  BARTON CAPITAL CORPORATION++##(p)                                           0.19        04/16/2010           399,912
      250,000  BELMONT FUNDING LLC++##(p)                                                  0.24        03/03/2010           249,990
    1,000,000  BGL BNP PARIBAS SA##                                                        0.23        04/14/2010           999,780
    1,000,000  BNZ INTERNATIONAL FUNDING++##                                               0.30        04/09/2010           999,800
      250,000  CAFCO LLC++##(p)                                                            0.20        05/05/2010           249,915
    1,000,000  CAFCO LLC++##(p)                                                            0.20        05/03/2010           999,670
    1,000,000  CANCARA ASSET SECURITISATION LLC++##(p)                                     0.22        05/11/2010           999,300
    1,000,000  CANCARA ASSET SECURITISATION LLC++##(p)                                     0.22        05/20/2010           999,190
    2,000,000  CANCARA ASSET SECURITISATION LLC++##(p)                                     0.23        03/30/2010         1,999,460
      500,000  CANCARA ASSET SECURITISATION LLC++##(p)                                     0.23        04/19/2010           499,770
      750,000  CHARTA LLC++##(p)                                                           0.19        04/19/2010           749,820
    1,000,000  CHARTA LLC++##(p)                                                           0.20        04/07/2010           999,830
    1,000,000  CHARTA LLC++##(p)                                                           0.20        04/13/2010           999,790
      250,000  CHARTA LLC++##(p)                                                           0.20        05/03/2010           249,917
    2,000,000  CHARTA LLC++##(p)                                                           1.00        03/17/2010         1,999,860
      500,000  CIESCO LLC++##(p)                                                           0.19        04/13/2010           499,895
    1,000,000  CIESCO LLC++##(p)                                                           0.20        04/05/2010           999,850
      250,000  CIESCO LLC++##(p)                                                           0.20        05/05/2010           249,915
      600,000  CIESCO LLC++##(p)                                                           0.20        05/03/2010           599,802
      300,000  CIESCO LLC++##(p)                                                           0.20        05/04/2010           299,898
    1,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST++##(p)                                  0.17        03/08/2010           999,910
    1,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST++##(p)                                  0.25        03/04/2010           999,950
    2,000,000  CLIPPER RECEIVABLES COMPANY LLC++##(p)                                      0.22        04/23/2010         1,999,620
    2,000,000  CLIPPER RECEIVABLES COMPANY LLC++##(p)                                      0.23        03/25/2010         1,999,880
    1,000,000  COMMONWEALTH BANK OF AUSTRALIA++##                                          0.20        05/10/2010           999,640
      500,000  CONCORD MINUTEMEN CAPITAL COMPANY++##(p)                                    0.45        04/15/2010           499,785
      250,000  CRC FUNDING LLC++##(p)                                                      0.19        04/16/2010           249,945
      750,000  CRC FUNDING LLC++##(p)                                                      0.19        04/14/2010           749,842
    1,000,000  CRC FUNDING LLC++##(p)                                                      0.20        04/09/2010           999,820
      750,000  CRC FUNDING LLC++##(p)                                                      0.20        05/03/2010           749,753
    2,000,000  CRC FUNDING LLC++##(p)                                                      1.00        03/16/2010         1,999,860
    2,000,000  CROWN POINT CAPITAL COMPANY++##(p)                                          0.45        04/09/2010         1,999,260
    1,000,000  CROWN POINT CAPITAL COMPANY++##(p)                                          0.45        04/15/2010           999,570
    1,000,000  CROWN POINT CAPITAL COMPANY++##(p)                                          0.45        04/21/2010           999,520
    2,000,000  DANSKE CORPORATION++##                                                      0.20        03/29/2010         1,999,680
      750,000  DEXIA DELAWARE##                                                            0.15        03/02/2010           749,985
    1,000,000  DEXIA DELAWARE##                                                            0.16        03/04/2010           999,980

                   214 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

SHORT-TERM INVESTMENT PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
$     500,000  DEXIA DELAWARE##                                                            0.26%       03/10/2010   $       499,975
    1,000,000  DEXIA DELAWARE##                                                            0.36        03/01/2010           999,990
    1,000,000  DNB NOR BANK ASA++##                                                        0.27        05/28/2010           999,510
      750,000  EBBETS FUNDING LLC++##(p)                                                   0.48        03/23/2010           749,812
      750,000  EBBETS FUNDING LLC++##(p)                                                   0.49        03/25/2010           749,798
      400,000  ENTERPRISE FUNDING LLC++##(p)                                               0.17        03/18/2010           399,972
      300,000  ENTERPRISE FUNDING LLC++##(p)                                               0.19        04/21/2010           299,922
    2,000,000  ENTERPRISE FUNDING LLC++##(p)                                               0.22        03/25/2010         1,999,800
    1,000,000  GDF SUEZ++##                                                                0.17        03/22/2010           999,880
      250,000  GEMINI SECURITIZATION CORPORATION LLC++##(p)                                0.19        04/19/2010           249,885
    1,000,000  GEMINI SECURITIZATION CORPORATION LLC++##(p)                                0.19        04/29/2010           999,440
      500,000  GOTHAM FUNDING CORPORATION++##(p)                                           0.17        03/23/2010           499,890
      727,000  GOTHAM FUNDING CORPORATION++##(p)                                           0.18        03/24/2010           726,832
      400,000  GOVCO LLC++##(p)                                                            0.20        04/28/2010           399,784
    1,000,000  GOVCO LLC++##(p)                                                            0.20        05/11/2010           999,300
    1,000,000  GOVCO LLC++##(p)                                                            1.00        03/04/2010           999,950
    2,000,000  GRAMPIAN FUNDING++##(p)                                                     0.26        04/23/2010         1,999,380
    1,000,000  GRAMPIAN FUNDING++##(p)                                                     0.26        05/20/2010           999,470
      500,000  GRAMPIAN FUNDING++##(p)                                                     0.29        04/15/2010           499,865
    1,000,000  GRAMPIAN FUNDING++##(p)                                                     0.30        04/08/2010           999,780
      250,000  ICICI BANK LIMITED (BAHRAIN)##                                              0.50        07/15/2010           249,573
    1,000,000  ICICI BANK LIMITED (BAHRAIN)##                                              0.50        08/05/2010           997,850
      250,000  INTESA FUNDING LLC##                                                        0.15        03/11/2010           249,988
    2,800,000  KITTY HAWK FUNDING CORPORATION++##(p)                                       0.22        05/24/2010         2,797,732
    2,000,000  KITTY HAWK FUNDING CORPORATION++##(p)                                       0.25        03/19/2010         1,999,640
      700,000  LEGACY CAPITAL LLC++##(p)                                                   0.45        04/13/2010           699,713
    2,000,000  LEGACY CAPITAL LLC++##(p)                                                   0.45        04/22/2010         1,999,020
    1,000,000  LEXINGTON PARKER CAPITAL++##(p)                                             0.45        04/16/2010           999,560
    1,000,000  LEXINGTON PARKER CAPITAL++##(p)                                             0.45        05/11/2010           999,300
    1,000,000  LEXINGTON PARKER CAPITAL++##(p)                                             0.50        03/05/2010           999,940
    1,000,000  LIBERTY STREET FUNDING LLC++##(p)                                           0.72        03/01/2010           999,980
    1,000,000  LIBERTY STREET FUNDING LLC++##(p)                                           0.20        05/05/2010           999,370
    1,000,000  LMA AMERICAS LLC++##(p)                                                     0.18        03/22/2010           999,790
    1,000,000  LMA AMERICAS LLC++##(p)                                                     0.19        04/14/2010           999,580
    2,000,000  LMA AMERICAS LLC++##(p)                                                     0.20        03/15/2010         1,999,700
    1,000,000  LOUIS DREYFUS CORPORATION##                                                 0.00        03/01/2010         1,000,000
      500,000  LOUIS DREYFUS CORPORATION##                                                 0.32        04/16/2010           499,875
    1,000,000  MARKET STREET FUNDING LLC++##(p)                                            0.18        03/18/2010           999,930
    1,000,000  METLIFE SHORT TERM FUND++##(p)                                              0.23        04/26/2010           999,720
    1,000,000  NATIONWIDE BUILDING SOCCIETY++##                                            0.50        03/22/2010           999,880
    2,000,000  NATIONWIDE BUILDING SOCIETY++##                                             0.20        04/15/2010         1,999,460
    1,000,000  NATIONWIDE BUILDING SOCIETY++##                                             0.43        05/27/2010           999,450
    2,000,000  NATIXIS US FINANCE COMPANY##                                                0.26        04/13/2010         1,999,480
    2,000,000  NATIXIS US FINANCE COMPANY##                                                0.28        05/06/2010         1,999,220
      500,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION++##(p)                              0.19        03/18/2010           499,915
      400,000  NORDEA NORTH AMERICA INCORPORATED##                                         0.16        03/17/2010           399,972
    1,000,000  PRUDENTIAL PLC++##                                                          0.23        05/12/2010           999,560
    1,000,000  PRUDENTIAL PLC++##                                                          0.29        03/24/2010           999,870
      500,000  RANGER FUNDING COMPANY LLC++##(p)                                           0.20        05/13/2010           499,810
    1,000,000  REGENCY MARKETS #1 LLC++##(p)                                               0.17        03/22/2010           999,790
    2,084,000  RHEIN-MAIN SECURITY LIMITED++##(p)                                          0.27        05/17/2010         2,082,395
      300,000  RHEINGOLD SECURITIZATION++##(p)                                             0.23        04/20/2010           299,859
    1,263,000  RHEINGOLD SECURITIZATION++##(p)                                             0.24        03/22/2010         1,262,735
      428,000  RHEINGOLD SECURITIZATION++##(p)                                             0.25        04/12/2010           427,828
    2,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION++##(p)                            0.20        03/25/2010         1,999,580
      300,000  SALISBURY RECEIVABLES COMPANY LLC++##(p)                                    0.18        04/13/2010           299,889

                   Wells Fargo Advantage Master Portfolios 215


Portfolio of Investments--February 28, 2010

SHORT-TERM INVESTMENT PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
$   1,000,000  SCALDIS CAPITAL LLC++##(p)                                                  0.16%       03/08/2010   $       999,920
    2,000,000  SCALDIS CAPITAL LLC++##(p)                                                  0.22        04/13/2010         1,999,240
      800,000  SCALDIS CAPITAL LLC++##(p)                                                  0.22        04/19/2010           799,656
    1,000,000  SCALDIS CAPITAL LLC++##(p)                                                  0.23        05/12/2010           999,330
      350,000  SHEFFIELD RECEIVABLES CORPORATION++##(p)                                    0.19        04/13/2010           349,867
      300,000  SHEFFIELD RECEIVABLES CORPORATION++##(p)                                    0.19        04/28/2010           299,847
    1,000,000  SHEFFIELD RECEIVABLES CORPORATION++##(p)                                    0.20        05/05/2010           999,410
      400,000  SHEFFIELD RECEIVABLES CORPORATION++##(p)                                    0.20        05/06/2010           399,760
      500,000  SOCIETE DE PRISE PARTICIPATION DE L'ETAT++##                                0.19        05/11/2010           499,815
    1,000,000  SOCIETE DE PRISE PARTICIPATION DE L'ETAT++##                                0.21        05/18/2010           999,590
    1,000,000  SOCIETE DE PRISE PARTICIPATION DE L'ETAT++##                                0.21        06/18/2010           999,290
    2,000,000  SOCIETE FINANCEMENT DE L'ECONOMIE FRANCAISE##                               0.24        04/07/2010         1,999,560
    2,500,000  SOLITAIRE FUNDING LLC++##(p)                                                0.23        04/20/2010         2,498,925
    1,000,000  SOLITAIRE FUNDING LLC++##(p)                                                0.24        04/06/2010           999,690
    1,000,000  SOLITAIRE FUNDING LLC++##(p)                                                0.33        03/19/2010           999,830
    2,000,000  SVENSKA HANDELSBANKEN INCORPORATED##                                        0.19        04/08/2010         1,999,620
      527,000  TASMAN FUNDING INCORPORATED++##(p)                                          0.20        03/17/2010           526,910
    1,000,000  THAMES ASSET GLOBAL SECURITIES++##(p)                                       0.19        04/19/2010           999,540
    1,000,000  THAMES ASSET GLOBAL SECURITIES++##(p)                                       0.21        03/12/2010           999,880
    2,400,000  THAMES ASSET GLOBAL SECURITIES++##(p)                                       0.24        06/07/2010         2,397,456
      800,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.19        04/21/2010           799,832
      500,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.19        04/22/2010           499,890
    1,500,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.23        05/05/2010         1,499,580
      750,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.25        03/29/2010           749,854
    1,000,000  TULIP FUNDING CORPORATION++##(p)                                            0.20        04/08/2010           999,860
    2,000,000  UBS FINANCE DELAWARE LLC##                                                  0.27        04/05/2010         1,999,580
    2,000,000  UNICREDIT DELAWARE INCORPORATED++##                                         0.20        03/15/2010         1,999,800
    1,000,000  UNICREDIT DELAWARE INCORPORATED++##                                         1.00        03/11/2010           999,920
      864,678  VICTORIA FINANCE LLC(i)++####(a)##                                          0.00        09/30/2010           527,454
    1,500,000  WESTPAC SECURITIES NZ LIMITED+/-++                                          0.35        11/05/2010         1,499,700
      250,000  WINDMILL FUNDING COR++##(p)                                                 0.07        03/02/2010           249,993
    1,000,000  YORKTOWN CAPITAL LLC++##(p)                                                 0.19        04/26/2010           999,710
    1,000,000  YORKTOWN CAPITAL LLC++##(p)                                                 0.20        05/17/2010           999,600
    1,000,000  YORKTOWN CAPITAL LLC++##(p)                                                 0.23        04/20/2010           999,750
TOTAL COMMERCIAL PAPER (COST $151,351,287)                                                                              151,012,783
                                                                                                                    ---------------
MEDIUM TERM NOTES: 1.36%
    2,000,000  BNP PARIBAS US MEDIUM-TERM NOTE PROGRAM LLC+/-                              0.58        03/10/2010         2,000,158
      500,000  EKSPORTFINANS ASA+/-                                                        0.32        09/22/2010           499,730
    1,000,000  JPMORGAN CHASE & COMPANY+/-                                                 0.29        05/07/2010         1,000,533
TOTAL MEDIUM TERM NOTES (COST $3,500,310)                                                                                 3,500,421
                                                                                                                    ---------------
SECURED MASTER NOTE AGREEMENT: 2.29%
    1,700,000  CITIGROUP GLOBAL MARKETS HOLDINGS DTC MMI +/-ss(a)                          0.64        09/09/2049         1,700,000
    4,200,000  BANK OF AMERICA +/-ss(a)                                                    0.29        09/09/2034         4,200,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $5,900,000)                                                                     5,900,000
                                                                                                                    ---------------
TIME DEPOSITS: 9.11%
      800,000  BANCO BILBAO VIZCAYA LONDON                                                 0.14        03/01/2010           800,000
      800,000  BAYER HYPO-UND VEREINSBANK AG MUNICH                                        0.15        03/02/2010           800,000
    1,600,000  BANK OF IRELAND                                                             0.35        03/01/2010         1,600,000
    1,600,000  BANK OF IRELAND                                                             0.50        03/02/2010         1,599,984
    1,000,000  BNP PARIBAS PARIS                                                           0.14        03/02/2010         1,000,000
    1,000,000  DANSKE BANK A/S COPENHAGEN                                                  0.14        03/01/2010         1,000,000
      700,000  DANSKE BANK A/S COPENHAGEN                                                  0.20        03/02/2010           700,000

                   216 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

SHORT-TERM INVESTMENT PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
TIME DEPOSITS (continued)
$   2,600,000  DANSKE BANK A/S COPENHAGEN                                                  0.21%       03/01/2010   $     2,600,000
    1,500,000  DEXIA BANK GRAND CAYMAN                                                     0.22        03/05/2010         1,500,000
    2,000,000  FORTIS BANK NV SA                                                           0.18        03/01/2010         2,000,000
      750,000  FORTIS BANK NV SA                                                           0.18        03/03/2010           749,993
    1,000,000  FORTIS BANK NV SA                                                           0.18        03/04/2010           999,990
    4,300,000  KBC BANK NV BRUSSELS                                                        0.16        03/01/2010         4,300,000
    2,000,000  LLOYDS TSB BANK PLC LONDON                                                  0.14        03/01/2010         2,000,000
    1,800,000  SOCIETE GENERALE PARIS                                                      0.16        03/01/2010         1,800,000
TOTAL TIME DEPOSITS (COST $23,450,000)                                                                                   23,449,967
                                                                                                                    ---------------
BANKERS ACCEPTANCE NOTES: 1.56%
DOMESTIC BANKS: 1.56%
      500,000  BARCLAYS BANK PLC (NEW YORK)+/-                                             1.00        06/24/2010           499,780
    2,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                             0.78        11/08/2010         2,005,440
    1,500,000  BARCLAYS BANK PLC (NEW YORK)+/-                                             0.48        01/19/2011         1,500,000
                                                                                                                          4,005,220
                                                                                                                    ---------------
TOTAL BANKERS ACCEPTANCE NOTES (COST $4,000,000)
CERTIFICATES OF DEPOSIT: 6.91%
    2,000,000  ABBEY NATIONAL TREASURY SERVICES+/-                                         0.27        12/10/2010         1,999,240
    2,000,000  ABBEY NATIONAL TREASURY SERVICES+/-                                         0.26        02/14/2011         1,999,620
    1,000,000  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                               0.25        03/03/2010         1,000,000
    2,000,000  BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)                                  0.23        04/12/2010         1,999,980
      400,000  BNP PARIBAS EURO                                                            0.23        04/12/2010           400,004
      400,000  CALYON PUTTABLE (NEW YORK)                                                  0.55        03/22/2010           400,100
    1,500,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                           0.46        11/12/2010         1,497,420
    1,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                           0.50        07/26/2010           999,760
    1,000,000  NORDEA BANK FINLAND PLC/NEW YORK                                            1.86        04/28/2010         1,002,750
    1,000,000  RABOBANK NEDERLAND NV+/-                                                    0.23        01/07/2011           999,160
    1,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                                         0.23        10/19/2010         1,001,040
    1,000,000  RANGER FUNDING COMPANY LLC++                                                0.25        03/19/2010           999,920
    2,000,000  ROYAL BANK SCOTLAND PLC/GREENWICH CT+/-                                     0.84        07/16/2010         2,002,740
      500,000  SOCIETE GENERALE (NEW YORK)+/-                                              0.10        04/05/2010           499,900
    1,000,000  UNICREDIT DELAWARE INCORPORATED                                             0.27        05/04/2010         1,000,040
TOTAL CERTIFICATES OF DEPOSIT (COST $17,802,286)                                                                         17,801,674
                                                                                                                    ---------------
REPURCHASE AGREEMENTS(z): 11.25%
   11,372,642  BANK OF AMERICA NA, DATED 02/26/2010, MATURITY VALUE $11,372,756 (1)        0.12        03/01/2010        11,372,642
    6,000,000  BNP PARIBAS SECURITIES, DATED 02/26/2010, MATURITY VALUE
               $6,000,060 (2)                                                              0.12        03/01/2010         6,000,000
    6,000,000  CITIGROUP GLOBAL MARKETS, DATED 02/26/2010, MATURITY VALUE
               $6,000,060 (3)                                                              0.12        03/01/2010         6,000,000
    4,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION, DATED 02/26/2010,
               MATURITY VALUE $4,000,040 (4)                                               0.12        03/01/2010         4,000,000
    1,600,000  JPMORGAN SECURITIES, DATED 02/26/2010, MATURITY VALUE $1,600,032 (5)        0.24        03/01/2010         1,600,000
TOTAL REPURCHASE AGREEMENTS (COST $28,972,642)                                                                           28,972,642
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $259,159,982)*                                                         100.52%                                    258,824,487
OTHER ASSETS AND LIABILITIES, NET                                             (0.52)                                     (1,350,277)
                                                                             ------                                 ---------------
TOTAL NET ASSETS                                                             100.00%                                $   257,474,210
                                                                             ------                                 ---------------

                   Wells Fargo Advantage Master Portfolios 217


Portfolio of Investments--February 28, 2010

SHORT-TERM INVESTMENT PORTFOLIO

----------
+/-  Variable rate investments.

(i)  Illiquid security (unaudited).

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

ss These securities are subject to a demand feature which reduces the effective maturity.

##   Zero coupon security. Rate represents yield to maturity.

(p)  Asset-backed commercial paper.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(z)  Collateralized by:

     (1) U.S. government securities, 5.00%, 1/20/2040, market value including accrued interest is $11,713,821.

     (2) U.S. government securities, 5.50% 6/1/2033 to 4/1/2039, market value including accrued interest is $6,180,000.

     (3)  U.S. government securities, 2.90%, to 6.18%, 6/1/2018 to 3/1/2040, market value including accrued interest is $6,180,000.

     (4)  U.S. government securities, 3.50% to 16.00%, 9/1/2011 to 11/1/2047, market value including accrued interest is $4,120,023.

     (5)  Commercial papers, 0.03% to 0.15%, 3/2/2010 to 5/25/2010, market value including accrued interest is $1,632,006.

* Cost for federal income tax purposes is $259,159,982 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $  17,581
Gross unrealized depreciation    (353,076)
                                ---------
Net unrealized depreciation     $(335,495)

The accompanying notes are an integral part of these financial statements.

                   218 Wells Fargo Advantage Master Portfolios


                         Statements of Assets and Liabilities--February 28, 2010

                                                                                                                Short-Term
                                                                       Diversified Fixed   Diversified Stock    Investment
                                                                        Income Portfolio       Portfolio         Portfolio
                                                                       -----------------   -----------------   ------------
ASSETS
   Investments
      In unaffiliated securities (including securities on loan) ....     $2,501,636,475      $3,645,383,656    $229,851,845
      In affiliated securities .....................................        112,845,897         111,034,926               0
      In repurchase agreements .....................................                  0                   0      28,972,642
                                                                         --------------      --------------    ------------
   Total investments at value (see cost below) .....................      2,614,482,372       3,756,418,582     258,824,487
                                                                         --------------      --------------    ------------
   Segregated cash .................................................                  0           7,596,500          50,089
   Foreign currency, at value (see cost below) .....................            206,602           5,872,495               0
   Variation margin receivable on futures contracts ................                  0             197,485               0
   Receivable for investments sold .................................          7,862,728           6,476,474          75,000
   Receivables for dividends and interest ..........................         21,466,056           6,014,709          36,943
   Unrealized appreciation on forward foreign currency contracts ...          3,000,823                   0               0
                                                                         --------------      --------------    ------------
Total assets .......................................................      2,647,018,581       3,782,576,245     258,986,519
                                                                         --------------      --------------    ------------
LIABILITIES
   Payable to custodian ............................................             95,819                   0               0
   Payable for investments purchased ...............................        114,784,752           2,393,624       1,449,854
   Unrealized depreciation of forward foreign currency contracts ...          3,021,737                   0               0
   Payable upon receipt of securities loaned .......................        182,242,127         147,081,597               0
   Payable to investment advisor and affiliates ....................            435,777             655,753          19,700
   Accrued expenses and other liabilities ..........................            119,455             454,968          42,755
                                                                         --------------      --------------    ------------
Total liabilities ..................................................        300,699,667         150,585,942       1,512,309
                                                                         --------------      --------------    ------------
TOTAL NET ASSETS ...................................................     $2,346,318,914      $3,631,990,303    $257,474,210
                                                                         ==============      ==============    ============
Investments, at cost ...............................................     $2,548,975,327      $3,689,987,903    $259,159,982
                                                                         --------------      --------------    ------------
Foreign currencies, at cost ........................................     $      208,332      $    5,895,678    $          0
                                                                         --------------      --------------    ------------
Securities on loan, at value .......................................     $  175,586,994      $  143,111,803    $          0
                                                                         --------------      --------------    ------------

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 219


Statements of Operations--For the Year Ended February 28, 2010

                                                                                                               Short-Term
                                                                       Diversified Fixed   Diversified Stock   Investment
                                                                        Income Portfolio       Portfolio        Portfolio
                                                                       -----------------   -----------------   ----------
INVESTMENT INCOME
   Dividends(1) ....................................................     $          0        $  44,464,130      $      0
   Interest ........................................................       57,211,590                4,551       654,483
   Income from affiliated securities ...............................          662,769              115,563             0
   Securities lending ..............................................          297,487            1,077,425             0
   Other income ....................................................          252,442                    0             0
                                                                         ------------        -------------      --------
Total investment income ............................................       58,424,288           45,661,669       654,483
                                                                         ------------        -------------      --------
EXPENSES
   Advisory fees ...................................................        4,413,581            7,563,638       162,392
   Custody fees ....................................................          306,955            1,030,455        21,512
   Accounting fees .................................................           61,630               87,653        17,094
   Professional fees ...............................................           61,268               81,381        49,682
   Shareholder reports .............................................            5,547                8,811         2,671
   Trustees' fees ..................................................           12,707               12,707        12,707
   Other fees and expenses .........................................           16,326               89,590         2,193
                                                                         ------------        -------------      --------
Total expenses .....................................................        4,878,014            8,874,235       268,251
                                                                         ------------        -------------      --------
LESS
   Waived fees and/or reimbursed expenses ..........................         (530,724)          (1,789,850)       (2,911)
   Net expenses ....................................................        4,347,290            7,084,385       265,340
                                                                         ------------        -------------      --------
Net investment income ..............................................       54,076,998           38,577,284       389,143
                                                                         ------------        -------------      --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Unaffiliated securities, foreign currencies and foreign currency
      translation ..................................................       (1,282,878)        (131,767,359)        2,037
   Affiliated securities ...........................................                0             (492,278)            0
   Forward foreign currency contracts ..............................        2,380,817                    0             0
   Futures transactions ............................................                0           12,242,198             0
                                                                         ------------        -------------      --------
Net realized gain and loss from investments ........................        1,097,939         (120,017,439)        2,037
                                                                         ------------        -------------      --------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Unaffiliated securities, foreign currencies and foreign currency
      translation ..................................................       62,192,226          930,064,148       144,598
   Affiliated securities ...........................................          676,746            4,015,692             0
   Forward foreign currency contracts ..............................            4,820                    0             0
   Futures transactions ............................................                0             (581,765)            0
                                                                         ------------        -------------      --------
Net change in unrealized appreciation (depreciation) of
   investments .....................................................       62,873,792          933,498,075       144,598
                                                                         ------------        -------------      --------
Net realized and unrealized gain (loss) on investments .............       63,971,731          813,480,636       146,635
                                                                         ------------        -------------      --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............     $118,048,729        $ 852,057,920      $535,778
                                                                         ============        =============      ========
1. Net of foreign withholding taxes of .............................     $          0        $   1,837,402      $      0

The accompanying notes are an integral part of these financial statements.

                   220 Wells Fargo Advantage Master Portfolios


                                             Statements of Changes in Net Assets

                                                                                     DIVERSIFIED FIXED INCOME PORTFOLIO
                                                                                   -------------------------------------
                                                                                        For the             For the
                                                                                       Year Ended          Year Ended
                                                                                   February 28, 2010   February 28, 2009
                                                                                   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................    $  919,283,899       $ 747,540,015
OPERATIONS
   Net investment income .......................................................        54,076,998          36,176,148
   Net realized gain (loss) on investments .....................................         1,097,939           1,789,986
   Net change in unrealized appreciation (depreciation) of investments .........        62,873,792         (35,911,700)
                                                                                    --------------       -------------
Net increase (decrease) in net assets resulting from operations ................       118,048,729           2,054,434
                                                                                    --------------       -------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................     1,423,774,624         393,316,244
   Withdrawals .................................................................      (114,788,338)       (223,626,794)
                                                                                    --------------       -------------
Net increase (decrease) from transactions in investors' beneficial interests ...     1,308,986,286         169,689,450
                                                                                    --------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................     1,427,035,015         171,743,884
                                                                                    ==============       =============
ENDING NET ASSETS ..............................................................    $2,346,318,914       $ 919,283,899
                                                                                    ==============       =============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 221


Statements of Changes in Net Assets

     DIVERSIFIED STOCK PORTFOLIO           SHORT-TERM INVESTMENT PORTFOLIO
-------------------------------------   -------------------------------------
     For the             For the             For the             For the
    Year Ended          Year Ended          Year Ended          Year Ended
February 28, 2010   February 28, 2009   February 28, 2010   February 28, 2009
-----------------   -----------------   -----------------   -----------------

 $1,113,789,546      $1,472,810,890       $ 92,312,693        $124,923,826

     38,577,284          29,233,113            389,143           2,814,186
   (120,017,439)        (16,856,219)             2,037              (4,661)
    933,498,075        (842,184,297)           144,598            (371,694)
 --------------      --------------       ------------        ------------
    852,057,920        (829,807,403)           535,778           2,437,831
 --------------      --------------       ------------        ------------

  2,100,503,527         693,000,297        180,541,973          61,740,164
   (434,360,690)       (222,214,238)       (15,916,234)        (96,789,128)
 --------------      --------------       ------------        ------------
  1,666,142,837         470,786,059        164,625,739         (35,048,964)
 --------------      --------------       ------------        ------------
  2,518,200,757        (359,021,344)       165,161,517         (32,611,133)
 ==============      ==============       ============        ============
 $3,631,990,303      $1,113,789,546       $257,474,210        $ 92,312,693
 ==============      ==============       ============        ============

                   222 Wells Fargo Advantage Master Portfolios


                                                            Financial Highlights

                                                    Ratio to Average
                                                 Net Assets (Annualized)
                                          ------------------------------------               Portfolio
                                          Net Investment     Gross       Net       Total     Turnover
                                           Income (Loss)   Expenses   Expenses   Return(1)    Rate(3)
                                          --------------   --------   --------   ---------   ---------
DIVERSIFIED FIXED INCOME PORTFOLIO
March 1, 2009 to February 28, 2010 ....        3.47%         0.31%      0.28%      10.44%       113%
March 1, 2008 to February 28, 2009 ....        4.18%         0.35%      0.35%       0.00%        51%
March 1, 2007 to February 29, 2008 ....        4.54%         0.35%      0.35%       9.56%        84%
June 26, 2006(2) to February 28,
   2007 ...............................        4.52%         0.37%      0.36%       6.70%       165%

DIVERSIFIED STOCK PORTFOLIO
March 1, 2009 to February 28, 2010 ....        1.66%         0.38%      0.31%      66.83%        22%
March 1, 2008 to February 28, 2009 ....        2.02%         0.43%      0.42%     (46.36)%       29%
March 1, 2007 to February 29, 2008 ....        1.66%         0.43%      0.43%      (2.23)%       29%
June 26, 2006(2) to February 28,
   2007 ...............................        1.25%         0.44%      0.43%      16.12%        87%

SHORT-TERM INVESTMENT PORTFOLIO
March 1, 2009 to February 28, 2010 ....        0.24%         0.17%      0.16%       0.45%        NA
March 1, 2008 to February 28, 2009 ....        2.32%         0.19%      0.18%       0.92%        NA
March 1, 2007 to February 29, 2008 ....        4.99%         0.17%      0.16%       4.81%        NA
June 26, 2006(2) to February 28,
   2007 ...............................        5.21%         0.18%      0.17%       4.00%        NA

----------
(1.) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(2.) Commencement of operations.

(3.) Portfolio turnover rates presented for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 223


Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage Diversified Fixed Income Portfolio ("Diversified Fixed Income Portfolio"), Wells Fargo Advantage Diversified Stock Portfolio ("Diversified Stock Portfolio") and Wells Fargo Advantage Short-Term Investment Portfolio ("Short-Term Investment Portfolio") (each, a "Fund", collectively, the "Funds").

Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end investment management companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using the methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

                   224 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

FORWARD FOREIGN CURRENCY CONTRACTS

Certain Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities

                   Wells Fargo Advantage Master Portfolios 225


Notes to Financial Statements

lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund through a joint account and the Fund is entitled to the gains and bears the losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments purchased with cash collateral. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Wells Fargo Bank, N.A., currently acts as the securities lending agent for the Funds, subject to the overall supervision of the Funds' investment adviser, and has delegated its duties as securities lending agent to an affiliated sub-agent for certain funds and to an unaffiliated sub-agent for other funds. Pursuant to an exemptive order granted by the SEC and subject to compliance with its conditions, Wells Fargo Bank, N.A. under a contract is entitled to receive for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. Wells Fargo Bank, N.A. pays all or part of its portion of the revenues generated by securities lending activities to the sub-agents as compensation for their services as sub-agents. The securities lending agent may make payments to borrowers and placing brokers that are not affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the year ended February 28, 2010, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan and the liability to return the collateral at February 28, 2010 are shown on the Statements of Assets and Liabilities.

FUTURES CONTRACTS

Certain Funds may be subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of February 28, 2010, the Funds owned certain of these types of structured securities in the amounts shown in the table. For Diversified Fixed Income Portfolio and Diversified Stock Portfolio, these securities were originally purchased by the securities lending agent on behalf of the Fund through a joint account with cash collateral received by the Fund. For Short-Term

                   226 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

Investment Portfolio, these securities were purchased as a direct investment of the Fund. Although considered high-quality, short-term money market instruments when originally purchased, the SIVs are now in payment default or have been restructured and are valued at fair value as shown in the Portfolio of Investments.

                                     Defaulted/Restructured
                                          SIVs ($Value)       % of Net Assets
                                     ----------------------   ---------------
DIVERSIFIED FIXED INCOME PORTFOLIO         $3,863,378               0.16
DIVERSIFIED STOCK PORTFOLIO                 7,330,925               0.20
SHORT-TERM INVESTMENT PORTFOLIO               527,454               0.20

In a securities lending transaction, the net asset value of Diversified Fixed Income Portfolio and Diversified Stock Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of Diversified Fixed Income Portfolio and Diversified Stock Portfolio reflects the current valuations assigned to the restructured SIVs that were purchased on its behalf through the investment of cash collateral. Fluctuations in the values of restructured SIVs generate unrealized gains or losses for a Fund, which are reflected in the Fund's Statement of Assets and Liabilities.

The amount of securities lending activity undertaken by Diversified Fixed Income Portfolio and Diversified Stock Portfolio fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Funds' lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs would fluctuate depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds' ratable exposure to the defaulted or impaired SIVs, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on each Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each of Diversified Fixed Income Portfolio and Diversified Stock Portfolio's ownership of defaulted or impaired SIVs in the joint account based on each such Fund's percentage ownership of the joint account as of such date.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FEDERAL AND OTHER TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends and gains have been distributed by the Fund.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

                   Wells Fargo Advantage Master Portfolios 227


Notes to Financial Statements

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing the Funds' investments in securities:

                                                                    Significant Other    Significant
                                                    Quoted Prices   Observable Inputs   Unobservable
INVESTMENTS IN SECURITIES                             (Level 1)         (Level 2)         (Level 3)         Total
-------------------------                          --------------   -----------------   ------------   --------------
DIVERSIFIED FIXED INCOME PORTFOLIO
   CORPORATE DEBT SECURITIES                       $            0     $  696,625,512     $3,863,378    $  700,488,890
   DEBT SECURITIES ISSUED BY FOREIGN GOVERNMENTS                0        574,257,736              0       574,257,736
   DEBT SECURITIES ISSUED BY STATES IN THE U.S.
      AND ITS POLITICAL SUBDIVISIONS                            0         23,262,375              0        23,262,375
   DEBT SECURITIES ISSUED BY U.S. TREASURY
      AND U.S. GOVERNMENT AGENCIES                    466,318,905        698,314,072              0     1,164,632,977
   SHORT-TERM INVESTMENTS                             107,116,934         44,723,460              0       151,840,394
                                                   --------------     --------------     ----------    --------------
                                                   $  573,435,839     $2,037,183,155     $3,863,378    $2,614,482,372
DIVERSIFIED STOCK PORTFOLIO
   EQUITY SECURITIES
      COMMON STOCKS                                $3,470,933,940     $    6,260,735     $  722,454    $3,477,917,129
      PREFERRED STOCKS                                 32,390,058                  0              0        32,390,058
      RIGHTS                                               11,056                  0          8,450            19,506
      WARRANTS                                             15,549                  0              0            15,549
   CORPORATE DEBT SECURITIES                                    0         91,192,783      7,330,925        98,523,708
   DEBT SECURITIES ISSUED BY STATES IN THE U.S.
      AND ITS POLITICAL SUBDIVISIONS                            0         24,371,820              0        24,371,820
   SHORT-TERM INVESTMENTS                             107,815,350         15,365,462              0       123,180,812
                                                   --------------     --------------     ----------    --------------
                                                   $3,611,165,953     $  137,190,800     $8,061,829    $3,756,418,582
SHORT-TERM INVESTMENT PORTFOLIO
   COMMERCIAL PAPER                                $            0     $  160,184,593     $  527,454    $  160,712,047
   CORPORATE DEBT SECURITIES                                    0          7,393,338              0         7,393,338
   DEBT SECURITIES ISSUED BY STATES IN THE U.S.
      AND ITS POLITICAL SUBDIVISIONS                            0         19,291,000              0        19,291,000
   DEBT SECURITIES ISSUED BY U.S. TREASURY
      AND U.S. GOVERNMENT AGENCIES                              0            997,863              0           997,863
   REPURCHASE AGREEMENTS                                        0         28,972,642              0        28,972,642
   OTHER                                                        0         41,457,597              0        41,457,597
                                                   --------------     --------------     ----------    --------------
                                                   $            0     $  258,297,033     $  527,454    $  258,824,487

                   228 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

As of February 28, 2010, the inputs used in valuing the Fund's other financial instruments,* which are carried at fair value, were as follows:

                                                     Significant Other    Significant
                                     Quoted Prices   Observable Inputs   Unobservable
                                       (Level 1)         (Level 2)         (Level 3)       Total
                                     -------------   -----------------   ------------   ----------
DIVERSIFIED FIXED INCOME PORTFOLIO    $       0          $(20,914)            $0        $ (20,914)
DIVERSIFIED STOCK PORTFOLIO            (901,097)                0              0         (901,097)

*    Other financial instruments include futures and forwards.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                Corporate debt
                                                                  securities
                                                                --------------
DIVERSIFIED FIXED INCOME PORTFOLIO
BALANCE AS OF FEBRUARY 28, 2009                                   $ 4,489,374
   Realized gain (loss)                                            (3,077,239)
   Change in unrealized appreciation (depreciation)                 3,995,740
   Net purchases (sales)                                           (1,212,026)
   Net transfer in (out) of Level 3                                  (332,471)
BALANCE AS OF FEBRUARY 28, 2010                                   $ 3,863,378
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) RELATING
   TO SECURITIES HELD AT THE END OF REPORTING PERIOD              $    85,216

                                                                  Common               Corporate debt
                                                                  stocks     Rights      securities
                                                                ---------   --------   --------------
DIVERSIFIED STOCK PORTFOLIO
BALANCE AS OF FEBRUARY 28, 2009                                 $ 621,200   $ 30,826    $10,773,006
   Realized gain (loss)                                                 0          0     (4,770,171)
   Change in unrealized appreciation (depreciation)                27,897    (13,962)     5,726,264
   Net purchases (sales)                                          441,262      7,183     (4,398,174)
   Net transfer in (out) of Level 3                              (367,905)   (15,597)             0
BALANCE AS OF FEBRUARY 28, 2010                                 $ 722,454   $  8,450    $ 7,330,925
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) RELATING
   TO SECURITIES HELD AT THE END OF REPORTING PERIOD            $ (18,442)  $      0    $   303,787

                                                               Corporate debt
                                                                 securities        Other
                                                               --------------   ------------
SHORT TERM INVESTMENT PORTFOLIO
BALANCE AS OF FEBRUARY 28, 2009                                  $ 4,190,391    $ 1,985,336
   Realized gain (loss)                                                    0            625
   Change in unrealized appreciation (depreciation)                   87,061         14,039
   Net purchases (sales)                                          (3,749,998)    (2,000,000)
BALANCE AS OF FEBRUARY 28, 2010                                  $   527,454    $         0
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) RELATING TO
   SECURITIES HELD AT THE END OF REPORTING PERIOD                $    77,819    $         0

                   Wells Fargo Advantage Master Portfolios 229


Notes to Financial Statements

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Funds Management is paid an annual advisory fee starting at 0.30% and declining to 0.24% as the average daily net assets of Diversified Fixed Income Portfolio increases. Prior to October 1, 2009, Diversified Fixed Income Portfolio paid an advisory fee starting at 0.30% and declining to 0.25% as its average daily net assets increased. Funds Management is paid an annual advisory fee starting at 0.35% and declining to 0.29% as the average daily net assets of Diversified Stock Portfolio increases. Prior to October 1, 2009, Diversified Stock Portfolio paid an advisory fee starting at 0.35% and declining to 0.30% as its average daily net assets increased. For the year ended February 28, 2010, the advisory fee was equivalent to an annual rate of 0.28% and 0.33% for Diversified Fixed Income Portfolio and Diversified Stock Portfolio, respectively. Short-Term Investment Portfolio pays an advisory fee at an annual rate of 0.10% of its average daily net assets.

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Short-Term Investment Portfolio.

SSgA Funds Management Incorporated is the sub-adviser to Diversified Fixed Income Portfolio and Diversified Stock Portfolio.

Funds Management has contractually waived and/or reimbursed advisory fees during the year ended February 28, 2010 necessary to maintain certain net operating expense ratios for the Funds.

CUSTODY AND FUND ACCOUNTING FEES

State Street Bank and Trust Company ("State Street") provides custody and fund accounting services to the Funds. For providing custody services, State Street is entitled to an annual asset-based fee for domestic and global custody services for the Funds. For providing fund accounting services to the Funds, State Street is entitled to receive annual asset-based fees and is reimbursed for out-of-pocket expenses incurred for providing these services.

Prior to October 5, 2009, Wells Fargo Bank, N.A. provided custody services to the Funds and received a monthly fee at an annual rate of 0.02% of the average daily net assets of each Fund. PNC Global Investment Servicing ("PNC") served as fund accountant for the Trust prior to October 5, 2009 and received an annual asset-based fee and an annual fixed fee from each Fund. PNC was also reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended February 28, 2010, were as follows:

                                     Purchases at Cost   Sales Proceeds
                                     -----------------   --------------
DIVERSIFIED FIXED INCOME PORTFOLIO     $3,145,655,068    $1,728,148,408
DIVERSIFIED STOCK PORTFOLIO             2,134,741,251       494,242,167

6. DERIVATIVE TRANSACTIONS

During the year ended February 28, 2010, the Diversified Fixed Income Portfolio entered into forward foreign currency exchange contracts for hedging purposes.

                   230 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

At February 28, 2010 the Diversified Fixed Income Portfolio had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

                                                                      Net Unrealized
 Exchange                             U.S. Value at     In Exchange   Appreciation/
   Date      Contracts to Receive   February 28, 2010    for U.S. $   (Depreciation)
 --------    --------------------   -----------------   -----------   --------------
03/05/2010         1,025,000 AUD       $   918,511      $   926,631    $    (8,120)
03/05/2010         1,900,000 CAD         1,805,735        1,811,402         (5,667)
03/05/2010         3,600,000 DKK           658,656          708,137        (49,481)
03/05/2010        20,900,000 EUR        28,458,448       30,164,408     (1,705,960)
06/04/2010         3,000,000 EUR         4,084,411        4,086,150         (1,739)
03/05/2010         4,900,000 GBP         7,471,465        7,928,862       (457,397)
06/04/2010         1,000,000 GBP         1,523,859        1,524,400           (541)
03/05/2010     2,760,000,000 JPY        31,065,467       30,221,787        843,680
06/04/2010       450,000,000 JPY         5,067,422        5,064,032          3,390
03/05/2010         4,000,000 SEK           561,027          562,833         (1,806)
06/04/2010         1,000,000 SEK           140,280          137,933          2,347

Forward Foreign Currency Exchange Contracts to Sell:

                                                                      Net Unrealized
 Exchange                             U.S. Value at     In Exchange   Appreciation/
   Date      Contracts to Deliver   February 28, 2010    for U.S. $   (Depreciation)
 --------    --------------------   -----------------   -----------   --------------
03/05/2010         1,025,000 AUD       $   918,510      $   914,558     $   (3,952)
03/05/2010         1,900,000 CAD         1,805,735        1,806,799          1,064
03/05/2010         3,600,000 DKK           658,656          702,864         44,208
03/05/2010        20,900,000 EUR        28,458,448       30,152,908      1,694,460
03/05/2010         4,900,000 GBP         7,471,465        7,881,353        409,888
03/05/2010     2,760,000,000 JPY        31,065,467       30,278,393       (787,074)
03/05/2010         4,000,000 SEK           561,026          562,812          1,786

The Fund had average market values of $31,420,748 and $27,265,432 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the year ended February 28, 2010.

During the year ended February 28, 2010, the Diversified Stock Portfolio entered into futures contracts for hedging purposes.

At February 28, 2010 Diversified Stock Portfolio had long futures contracts outstanding as follows:

                                                       Initial     Net Unrealized
Expiration                                             Contract     Appreciation/
   Date      Contracts              Type                Amount     (Depreciation)
----------   ---------   -------------------------   -----------   --------------
March 2010    332 Long   MSCI EAFE Index Long        $26,393,482    $(1,515,062)
March 2010    381 Long   S&P 500 Index Long           21,248,799       (229,029)
March 2010    311 Long   S&P MidCap 400 Index Long    22,486,547        455,923
March 2010    340 Long   Russell 2000 Index Long      20,961,529        387,071

Diversified Stock Portfolio had an average contract amount of $52,595,453 in futures contracts during the year ended February 28, 2010.

The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments for each of Diversified Fixed Income Portfolio and Diversified Stock Portfolio are reflected in the appropriate financial statements.

                   Wells Fargo Advantage Master Portfolios 231


Notes to Financial Statements

7. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board ("FASB") issued an Accounting Standards Update on "IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS" which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

                   232 Wells Fargo Advantage Master Portfolios


                         Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND INTERESTHOLDERS OF WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio, three of the portfolios constituting the Wells Fargo Master Trust (collectively the "Portfolios"), as of February 28, 2010, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2010, by correspondence with custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Portfolios of Wells Fargo Master Trust as of February 28, 2010, the results of their operations for the year then ended, and the changes in their net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.


                                        (KPMG LLP)

Boston, Massachusetts
April 27, 2010

ITEM 2.  CODE OF ETHICS
=======================

As of the end of the period, February 28, 2010, Wells Fargo Master Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

The Board of Trustees of Wells Fargo Master Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
===============================================
(a) AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended February 29, 2009 and February 28, 2010 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

         For the fiscal years ended February 29, 2009 and February 28, 2010, the Audit Fees were $528,950 and $561,530 respectively.

(b) AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended February 28, 2009 and February 28, 2010 for assurance and related services by the principal accountant for the Registrant.

(c) TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended February 28, 2009 and February 28, 2010 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

         For the fiscal years ended February 28, 2009 and February 28, 2010, the Tax Fees were $33,000 and $34,760, respectively. The incurred Tax Fees are comprised of excise tax review services.

         For the fiscal years ended February 28, 2009 and February 28, 2010, the Tax Fees were $72,970 and $91,740, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d) ALL OTHER FEES - There were no other fees incurred for the fiscal years ended February 28, 2009 and February 28, 2010.

(e)(1) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not Applicable.

(f) Not Applicable.

(g) Provided below are the aggregate non-audit fees billed for the fiscal years ended February 28, 2009 and February 28, 2010, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

         For the fiscal years ended February 28, 2009 and February 28, 2010, the Registrant incurred non-audit fees in the amount of $120,000 and $70,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A.., the Funds' custodian.

         For the fiscal years ended February 28, 2009 and February 28, 2010, the Registrant's investment adviser incurred non-audit fees in the amount of $50,000 and $45,000, respectively. The non-audit fees for the year-ended February 28, 2009 consist of procedure reviews for mergers associated with fund reorganizations. The non-audit fees for the year-ended February 28, 2010 relates to examination of securities pursuant to rule 206 (4)-2 under the Investment Advisors Act of 1940.

         For the fiscal year ended February 28, 2009, the Registrant's investment adviser incurred non-audit fees in the amount of $158,300. The non-audit fees for the year ended February 28, 2009 consist of procedure reviews for mergers associated with fund reorganizations.

(h) The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
==============================================
Not applicable.

ITEMS 6. SCHEDULE OF INVESTMENTS
=================================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=========================================================================
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
===========================================================================
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
The Governance Committee (the "Committee") of the Board of Trustees of the registrant (the "Trust") has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee's consideration.

The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and
(v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11. CONTROLS AND PROCEDURES
================================
 (a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS
=================
(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                           Wells Fargo Master Trust

                                           By:   /s/ Karla M. Rabusch
                                                 --------------------
                                                 Karla M. Rabusch
                                                 President

                                           Date: April 23, 2010

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

                                           By:    /s/ Karla M. Rabusch
                                                  ---------------------
                                                  Karla M. Rabusch
                                                  President

                                                  Date: April 23, 2010


                                           By:    /s/ Kasey L. Phillips
                                                  ---------------------
                                                  Kasey L. Phillips
                                                  Treasurer

                                                  Date: April 23, 2010